UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2737

Fidelity Summer Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	October 31, 2014

Item 1. Reports to Stockholders

Fidelity®

Capital & Income

Fund

Semiannual Report

October 31, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2014 to October 31, 2014).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Annualized Expense Ratio B	Beginning Account Value May 1, 2014	Ending Account Value October 31, 2014	Expenses Paid During Period* May 1, 2014 to October 31, 2014
Actual	.70%	$ 1,000.00	$ 1,033.40	$ 3.59
HypotheticalA		$ 1,000.00	$ 1,021.68	$ 3.57

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Holdings as of October 31, 2014
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Digicel Group Ltd.	2.6	2.6
International Lease Finance Corp.	2.5	2.8
Ally Financial, Inc.	2.4	2.7
T-Mobile U.S.A., Inc.	2.3	2.0
Energy Future Holdings Corp.	2.1	0.0†
	11.9
† Amount represents less than 0.1%.
Top Five Market Sectors as of October 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Telecommunications	11.2	10.9
Energy	9.6	8.6
Diversified Financial Services	7.9	8.0
Banks & Thrifts	7.8	6.7
Technology	6.8	7.7
Quality Diversification (% of fund's net assets)
As of October 31, 2014	As of April 30, 2014
AAA,AA,A 0.4%	AAA,AA,A 0.0%
BBB 2.5%	BBB 3.6%
BB 29.5%	BB 27.0%
B 27.0%	B 31.6%
CCC,CC,C 9.9%	CCC,CC,C 12.2%
D 0.1%	D 0.0%
Not Rated 5.5%	Not Rated 2.5%
Equities 19.1%	Equities 20.6%
Short-Term Investments and Net Other Assets 6.0%	Short-Term Investments and Net Other Assets 2.5%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of October 31, 2014*		As of April 30, 2014**
	Nonconvertible Bonds 65.8%		Nonconvertible Bonds 70.0%
	Convertible Bonds, Preferred Stocks 1.4%		Convertible Bonds, Preferred Stocks 0.9%
	Common Stocks 17.7%		Common Stocks 19.7%
	Bank Loan Obligations 4.4%		Bank Loan Obligations 3.8%
	Other Investments 4.7%		Other Investments 3.1%
	Short-Term Investments and Net Other Assets (Liabilities) 6.0%		Short-Term Investments and Net Other Assets (Liabilities) 2.5%
* Foreign investments	17.3%	** Foreign investments	17.3%

Semiannual Report

Investments October 31, 2014

Showing Percentage of Net Assets

Nonconvertible Bonds - 65.8%
	Principal Amount (000s)	Value (000s)
Aerospace - 0.2%
Alion Science & Technology Corp. 15.25% 2/18/20 pay-in-kind	$ 2,770	$ 2,078
Bombardier, Inc. 6.125% 1/15/23 (g)	9,295	9,574
GenCorp, Inc. 7.125% 3/15/21	2,610	2,773
Triumph Group, Inc. 4.875% 4/1/21	9,715	9,812
		24,237
Air Transportation - 1.6%
Air Canada:
5.375% 11/15/22 (g)	3,313	3,354
7.75% 4/15/21 (g)	9,805	10,271
Allegiant Travel Co. 5.5% 7/15/19	3,350	3,425
Aviation Capital Group Corp. 4.625% 1/31/18 (g)	6,886	7,176
Continental Airlines, Inc.:
pass-thru trust certificates 6.903% 4/19/22	2,664	2,837
6.125% 4/29/18	3,325	3,508
7.25% 11/10/19	11,205	13,131
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22	26,461	30,563
8.021% 8/10/22	10,347	12,003
Hawaiian Airlines pass-thru certificates Series 2013-1 Class B, 4.95% 1/15/22	4,930	4,770
Northwest Airlines, Inc. pass-thru trust certificates:
7.027% 11/1/19	6,991	7,970
8.028% 11/1/17	1,842	2,072
U.S. Airways Group, Inc. 6.125% 6/1/18	14,805	15,286
U.S. Airways pass-thru certificates:
Series 2011-1 Class A, 7.125% 4/22/25	11,371	13,133
Series 2012-2 Class B, 6.75% 12/3/22	3,463	3,658
Series 2013-1 Class B, 5.375% 5/15/23	4,615	4,696
United Air Lines, Inc. pass-thru trust certificates 9.75% 1/15/17	12,542	13,922
United Continental Holdings, Inc. 6.375% 6/1/18	1,935	2,022
XPO Logistics, Inc. 7.875% 9/1/19 (g)	13,655	14,304
		168,101
Automotive - 2.5%
Affinia Group, Inc. 7.75% 5/1/21	2,035	2,060
Chassix Holdings, Inc. 10% 12/15/18 pay-in-kind (g)(j)	4,670	4,110
Chassix, Inc.:
9.25% 8/1/18 (g)	16,965	16,456
9.25% 8/1/18	100	97
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Automotive - continued
Chrysler Group LLC/CG Co-Issuer, Inc.:
8% 6/15/19	$ 18,680	$ 20,011
8.25% 6/15/21	18,680	20,875
Dana Holding Corp.:
5.375% 9/15/21	7,475	7,774
6% 9/15/23	7,475	7,849
6.5% 2/15/19	6,056	6,291
6.75% 2/15/21	3,618	3,844
Delphi Corp. 5% 2/15/23	17,854	19,126
Exide Technologies 8.625% 2/1/18 (d)	5,526	981
General Motors Acceptance Corp. 8% 11/1/31	49,685	63,286
General Motors Financial Co., Inc. 4.25% 5/15/23	5,620	5,789
International Automotive Components Group SA 9.125% 6/1/18 (g)	14,445	15,023
Jaguar Land Rover PLC 4.25% 11/15/19 (g)	10,960	11,059
Lear Corp. 4.75% 1/15/23	12,337	12,368
LKQ Corp. 4.75% 5/15/23	2,190	2,116
Schaeffler Finance BV 4.75% 5/15/21 (g)	9,740	9,716
Schaeffler Holding Finance BV:
6.25% 11/15/19 pay-in-kind (g)(j)	7,240	7,493
6.75% 11/15/22 pay-in-kind (g)(j)	9,620	10,173
Tenneco, Inc. 6.875% 12/15/20	15,510	16,518
		263,015
Banks & Thrifts - 3.4%
Ally Financial, Inc.:
5.125% 9/30/24	33,790	35,142
7.5% 9/15/20	63,674	75,772
8% 3/15/20	45,879	55,169
GMAC LLC 8% 11/1/31	146,276	186,136
		352,219
Broadcasting - 0.7%
AMC Networks, Inc. 4.75% 12/15/22	5,930	5,886
Clear Channel Communications, Inc. 14% 2/1/21 pay-in-kind (j)	11,439	9,895
Sinclair Television Group, Inc. 5.375% 4/1/21	9,805	9,830
Sirius XM Radio, Inc.:
4.25% 5/15/20 (g)	12,765	12,693
4.625% 5/15/23 (g)	4,925	4,753
5.25% 8/15/22 (g)	15,410	16,219
Starz LLC/Starz Finance Corp. 5% 9/15/19	8,945	9,213
		68,489
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Building Materials - 0.0%
American Builders & Contractors Supply Co., Inc. 5.625% 4/15/21 (g)	$ 3,005	$ 3,043
Cable TV - 4.5%
Altice SA 7.75% 5/15/22 (g)	63,820	67,011
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23	30,665	30,588
5.25% 3/15/21	19,210	19,450
5.25% 9/30/22	15,055	15,149
5.75% 9/1/23	9,495	9,721
5.75% 1/15/24	11,275	11,543
6.625% 1/31/22	27,120	28,815
7.375% 6/1/20	12,500	13,398
CCOH Safari LLC:
5.5% 12/1/22	10,970	11,080
5.75% 12/1/24	10,970	11,032
DISH DBS Corp.:
5% 3/15/23	23,450	23,362
5.125% 5/1/20	1,000	1,040
5.875% 7/15/22	40,185	42,596
Lynx I Corp. 5.375% 4/15/21 (g)	6,265	6,500
Lynx II Corp. 6.375% 4/15/23 (g)	3,545	3,749
Numericable Group SA:
4.875% 5/15/19 (g)	17,085	17,042
6% 5/15/22 (g)	71,245	72,848
6.25% 5/15/24 (g)	52,805	54,323
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (g)	6,335	6,636
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5.5% 1/15/23 (g)	10,690	11,144
Virgin Media Finance PLC 4.875% 2/15/22	10,880	10,227
Wave Holdco LLC/Wave Holdco Corp. 8.25% 7/15/19 pay-in-kind (g)(j)	2,525	2,613
		469,867
Capital Goods - 0.2%
AECOM Technology Corp.:
5.75% 10/15/22 (g)	5,745	6,047
5.875% 10/15/24 (g)	4,925	5,208
McDermott International, Inc. 8% 5/1/21 (g)	10,015	8,813
		20,068
Chemicals - 2.0%
Chemtura Corp. 5.75% 7/15/21	5,030	5,017
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Chemicals - continued
Hexion U.S. Finance Corp. 6.625% 4/15/20	$ 11,375	$ 11,375
LSB Industries, Inc. 7.75% 8/1/19	3,620	3,863
Momentive Performance Materials, Inc.:
3.88% 10/24/21	85,120	74,054
4.69% 4/24/22	28,622	23,184
Nufarm Australia Ltd. 6.375% 10/15/19 (g)	4,160	4,181
PetroLogistics LP/PetroLogistics Finance Corp. 6.25% 4/1/20	6,705	7,325
PolyOne Corp.:
5.25% 3/15/23	6,005	6,020
7.375% 9/15/20	4,506	4,776
Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp. 6.5% 4/15/21 (g)	4,240	4,092
Rockwood Specialties Group, Inc. 4.625% 10/15/20	9,525	9,944
Taminco Global Chemical Corp. 9.75% 3/31/20 (g)	2,660	2,926
TPC Group, Inc. 8.75% 12/15/20 (g)	14,165	14,820
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19	17,424	18,426
U.S. Coatings Acquisition, Inc./Flash Dutch 2 BV 7.375% 5/1/21 (g)	4,750	5,142
W.R. Grace & Co. - Conn:
5.125% 10/1/21 (g)	7,950	8,283
5.625% 10/1/24 (g)	3,195	3,367
		206,795
Consumer Products - 0.5%
Elizabeth Arden, Inc. 7.375% 3/15/21	4,027	3,655
First Quality Finance Co., Inc. 4.625% 5/15/21 (g)	2,500	2,313
Prestige Brands, Inc. 8.125% 2/1/20	1,650	1,766
Revlon Consumer Products Corp. 5.75% 2/15/21	37,745	37,745
Spectrum Brands Holdings, Inc.:
6.375% 11/15/20	2,820	2,989
6.625% 11/15/22	3,335	3,577
Tempur Sealy International, Inc. 6.875% 12/15/20	3,880	4,142
		56,187
Containers - 2.0%
Ardagh Finance Holdings SA 8.625% 6/15/19 pay-in-kind (g)(j)	29,800	29,500
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Containers - continued
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
6% 6/30/21 (g)	$ 7,260	$ 7,160
6.25% 1/31/19 (g)	12,530	12,624
6.75% 1/31/21 (g)	12,465	12,745
7% 11/15/20 (g)	1,029	1,049
Beverage Packaging Holdings II SA (Luxembourg):
5.625% 12/15/16 (g)	12,250	12,281
6% 6/15/17 (g)	6,255	6,239
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (g)	4,335	4,075
Crown Cork & Seal, Inc.:
7.375% 12/15/26	4,845	5,354
7.5% 12/15/96	12,871	12,034
Graphic Packaging International, Inc. 4.75% 4/15/21	3,080	3,111
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20	26,515	27,576
6.875% 2/15/21	15,185	16,134
7.125% 4/15/19	10,137	10,530
8.25% 2/15/21	18,196	19,561
8.5% 5/15/18 (e)	1,070	1,109
9% 4/15/19	7,985	8,344
9.875% 8/15/19	9,140	9,928
Sealed Air Corp. 5.25% 4/1/23 (g)	5,010	5,148
Tekni-Plex, Inc. 9.75% 6/1/19 (g)	5,594	6,111
		210,613
Diversified Financial Services - 6.2%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 4.5% 5/15/21 (g)	20,650	20,857
Aircastle Ltd.:
4.625% 12/15/18	7,795	7,912
7.625% 4/15/20	7,830	8,809
CIT Group, Inc.:
5% 8/15/22	17,330	18,132
5.375% 5/15/20	21,665	23,154
5.5% 2/15/19 (g)	30,275	32,300
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.875% 3/15/19	17,515	17,822
5.875% 2/1/22	73,165	75,177
6% 8/1/20	60,435	63,457
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Diversified Financial Services - continued
International Lease Finance Corp.:
4.625% 4/15/21	$ 4,735	$ 4,794
5.875% 4/1/19	60,890	65,609
5.875% 8/15/22	20,190	21,906
6.25% 5/15/19	47,055	51,466
7.125% 9/1/18 (g)	15,093	17,093
8.25% 12/15/20	45,847	55,016
8.625% 1/15/22	46,340	57,462
SLM Corp.:
5.5% 1/25/23	64,245	64,245
7.25% 1/25/22	27,665	30,916
8% 3/25/20	15,115	17,344
		653,471
Diversified Media - 0.7%
Liberty Media Corp.:
8.25% 2/1/30	14,848	16,184
8.5% 7/15/29	9,940	11,009
MDC Partners, Inc. 6.75% 4/1/20 (g)	11,395	11,822
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (g)	6,170	6,263
Quebecor Media, Inc. 5.75% 1/15/23	15,820	16,295
WMG Acquisition Corp.:
5.625% 4/15/22 (g)	2,410	2,416
6.75% 4/15/22 (g)	9,650	9,505
		73,494
Electric Utilities - 3.4%
Calpine Corp. 7.875% 1/15/23 (g)	49,481	54,800
Energy Future Holdings Corp.:
10.875% 11/1/17 (d)	7,994	9,433
11.25% 11/1/17 pay-in-kind (d)(j)	147	174
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
11% 10/1/21 (d)	77,278	91,188
12.25% 3/1/22 (d)(g)	60,925	72,501
Global Partners LP/GLP Finance Corp. 6.25% 7/15/22 (g)	2,720	2,693
Mirant Americas Generation LLC 9.125% 5/1/31	8,735	8,167
RJS Power Holdings LLC 5.125% 7/15/19 (g)	11,305	11,248
The AES Corp.:
4.875% 5/15/23	11,060	11,032
5.5% 3/15/24	6,645	6,795
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Electric Utilities - continued
TXU Corp.:
5.55% 11/15/14 (d)(m)	$ 4,137	$ 3,268
6.5% 11/15/24 (d)(m)	39,570	31,260
6.55% 11/15/34 (d)(m)	74,878	59,154
		361,713
Energy - 8.3%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 3/15/24	6,625	6,923
American Energy-Permian Basin LLC/ AEPB Finance Corp.:
7.125% 11/1/20 (g)	20,540	17,767
7.375% 11/1/21 (g)	18,390	16,091
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp.:
4.75% 11/15/21	6,410	6,394
6.625% 10/1/20	9,485	10,054
Basic Energy Services, Inc. 7.75% 10/15/22	7,490	7,303
California Resources Corp.:
5% 1/15/20 (g)	12,025	12,205
5.5% 9/15/21 (g)	29,285	29,871
6% 11/15/24 (g)	29,480	30,070
Calumet Specialty Products Partners LP/Calumet Finance Corp. 9.625% 8/1/20	10,080	11,063
Carrizo Oil & Gas, Inc. 7.5% 9/15/20 (g)	10,965	11,075
Chaparral Energy, Inc. 9.875% 10/1/20	4,495	4,742
Citgo Petroleum Corp. 6.25% 8/15/22 (g)	16,530	16,819
Compressco Partners LP/Compressco Finance, Inc. 7.25% 8/15/22 (g)	8,120	8,039
Concho Resources, Inc.:
5.5% 4/1/23	27,015	28,568
6.5% 1/15/22	16,925	18,279
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 6.125% 3/1/22	7,665	7,742
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22	14,965	15,115
Denbury Resources, Inc. 5.5% 5/1/22	13,865	13,657
Dynegy Finance I, Inc./Dynegy Finance II, Inc.:
6.75% 11/1/19 (g)	9,500	9,833
7.375% 11/1/22 (g)	17,750	18,771
7.625% 11/1/24 (g)	14,980	15,879
Eagle Rock Energy Partners LP/Eagle Rock Energy Finance Corp. 8.375% 6/1/19	14,075	13,442
Edgen Murray Corp. 8.75% 11/1/20 (g)	7,898	8,688
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Energy - continued
Endeavor Energy Resources LP/EER Finance, Inc. 7% 8/15/21 (g)	$ 6,590	$ 6,656
Energy Partners Ltd. 8.25% 2/15/18	27,773	26,940
Exterran Partners LP/EXLP Finance Corp. 6% 10/1/22 (g)	8,075	7,752
Forbes Energy Services Ltd. 9% 6/15/19	10,305	9,944
Forum Energy Technologies, Inc. 6.25% 10/1/21	5,605	5,773
Genesis Energy LP/Genesis Energy Finance Corp. 5.75% 2/15/21	4,655	4,678
Goodrich Petroleum Corp. 8.875% 3/15/19	9,323	8,111
Hiland Partners LP/Finance Corp. 7.25% 10/1/20 (g)	7,700	8,143
Hilcorp Energy I LP/Hilcorp Finance Co. 7.625% 4/15/21 (g)	10,284	10,850
Jupiter Resources, Inc. 8.5% 10/1/22 (g)	25,770	22,742
Kinder Morgan Holding Co. LLC:
5% 2/15/21 (g)	8,535	9,004
5.625% 11/15/23 (g)	10,310	11,341
Laredo Petroleum Holdings, Inc. 7.375% 5/1/22 (Reg. S)	12,325	12,818
Markwest Energy Partners LP/Markwest Energy Finance Corp. 5.5% 2/15/23	4,850	5,165
Newfield Exploration Co. 5.625% 7/1/24	10,950	11,771
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20	4,500	4,725
Offshore Group Investment Ltd.:
7.125% 4/1/23	12,215	10,077
7.5% 11/1/19	5,135	4,378
PBF Holding Co. LLC/PBF Finance Corp. 8.25% 2/15/20	19,835	20,752
Precision Drilling Corp.:
5.25% 11/15/24 (g)	11,215	10,437
6.5% 12/15/21	2,505	2,568
QEP Resources, Inc. 5.25% 5/1/23	12,370	12,030
QR Energy LP/QRE Finance Corp. 9.25% 8/1/20	8,470	9,550
Range Resources Corp.:
5% 8/15/22	12,165	12,758
5% 3/15/23	18,145	18,962
5.75% 6/1/21	4,120	4,347
Rice Energy, Inc. 6.25% 5/1/22 (g)	6,735	6,512
Rosetta Resources, Inc. 5.625% 5/1/21	9,115	8,842
RSP Permian, Inc. 6.625% 10/1/22 (g)	4,715	4,702
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Energy - continued
Sabine Pass Liquefaction LLC:
5.625% 2/1/21	$ 9,825	$ 10,292
5.625% 4/15/23	14,740	15,256
5.75% 5/15/24 (g)	16,315	16,866
SemGroup Corp. 7.5% 6/15/21	8,325	8,762
Southern Natural Gas Co.:
7.35% 2/15/31	23,497	28,385
8% 3/1/32	12,475	16,143
Southern Star Central Corp. 5.125% 7/15/22 (g)	6,750	6,851
Star Gas Partners LP/Star Gas Finance Co. 8.875% 12/1/17	6,004	6,267
Suburban Propane Partners LP/Suburban Energy Finance Corp. 7.375% 8/1/21	7,058	7,587
Summit Midstream Holdings LLC 7.5% 7/1/21	4,145	4,518
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.375% 2/1/20 (g)	4,265	4,457
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
5.25% 5/1/23	2,520	2,646
6.875% 2/1/21	7,214	7,755
Teine Energy Ltd. 6.875% 9/30/22 (g)	7,565	7,168
Tennessee Gas Pipeline Co. 7.625% 4/1/37	5,445	6,916
Tesoro Corp. 5.375% 10/1/22	6,925	7,133
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
5.5% 10/15/19 (g)	6,220	6,391
5.875% 10/1/20	1,624	1,665
6.125% 10/15/21	5,880	6,042
6.25% 10/15/22 (g)	6,650	6,883
Trinidad Drilling Ltd. 7.875% 1/15/19 (g)	4,031	4,112
W&T Offshore, Inc. 8.5% 6/15/19	9,920	9,672
Western Refining, Inc. 6.25% 4/1/21	12,615	12,678
Whiting Petroleum Corp.:
5% 3/15/19	7,735	8,006
5.75% 3/15/21	7,735	8,160
WPX Energy, Inc. 6% 1/15/22	16,060	16,823
		868,152
Entertainment/Film - 0.2%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.:
5.25% 2/15/22 (g)	2,380	2,457
5.625% 2/15/24 (g)	2,570	2,679
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Entertainment/Film - continued
Cinemark U.S.A., Inc.:
4.875% 6/1/23	$ 9,870	$ 9,722
5.125% 12/15/22	2,845	2,845
DreamWorks Animation SKG, Inc. 6.875% 8/15/20 (g)	4,865	5,084
Regal Entertainment Group 5.75% 2/1/25	2,760	2,608
		25,395
Environmental - 0.3%
Clean Harbors, Inc.:
5.125% 6/1/21	5,880	5,983
5.25% 8/1/20	7,105	7,300
Covanta Holding Corp.:
5.875% 3/1/24	7,775	7,999
7.25% 12/1/20	12,151	12,941
		34,223
Food & Drug Retail - 0.9%
BI-LO LLC/BI-LO Finance Corp. 9.25% 2/15/19 (g)	10,502	10,423
JBS Investments GmbH 7.25% 4/3/24 (g)	14,555	15,537
Pinnacle Merger Sub, Inc. 9.5% 10/1/23 (g)	22,010	23,991
Rite Aid Corp.:
6.75% 6/15/21	30,330	32,377
9.25% 3/15/20	7,595	8,391
		90,719
Food/Beverage/Tobacco - 1.3%
B&G Foods, Inc. 4.625% 6/1/21	10,575	10,390
Barry Callebaut Services NV 5.5% 6/15/23 (g)	12,055	12,659
Constellation Brands, Inc.:
3.875% 11/15/19 (i)	8,455	8,582
4.75% 11/15/24 (i)	10,985	11,232
ESAL GmbH 6.25% 2/5/23 (g)	20,045	20,446
FAGE Dairy Industry SA/FAGE U.S.A. Dairy Industry, Inc. 9.875% 2/1/20 (g)	11,155	11,810
H.J. Heinz Co. 4.25% 10/15/20	19,605	19,797
Hearthside Group Holdings LLC/Hearthside Finance, Inc. 6.5% 5/1/22 (g)	3,220	3,172
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
7.25% 6/1/21 (g)	7,350	7,828
8.25% 2/1/20 (g)	7,110	7,608
Post Holdings, Inc.:
6% 12/15/22 (g)	6,040	5,829
7.375% 2/15/22	5,200	5,330
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Food/Beverage/Tobacco - continued
Shearers Foods LLC/Chip Finance Corp. 9% 11/1/19 (g)	$ 2,915	$ 3,207
TreeHouse Foods, Inc. 4.875% 3/15/22	4,150	4,212
		132,102
Gaming - 2.0%
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.375% 5/1/22 (g)	65,105	60,548
GLP Capital LP/GLP Financing II, Inc.:
4.375% 11/1/18	4,125	4,238
4.875% 11/1/20	10,795	11,227
5.375% 11/1/23	8,565	9,015
Graton Economic Development Authority 9.625% 9/1/19 (g)	21,760	24,371
MCE Finance Ltd. 5% 2/15/21 (g)	22,124	21,792
Mohegan Tribal Gaming Authority 11% 9/15/18 pay-in-kind (g)(j)	7,221	7,149
MTR Gaming Group, Inc. 11.5% 8/1/19 pay-in-kind	8,716	9,566
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc.:
8% 10/1/20 (g)	4,615	4,477
11% 10/1/21 (g)	21,770	20,219
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/49 (g)	2,385	0
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.:
4.25% 5/30/23 (g)	14,815	14,852
5.375% 3/15/22	12,000	12,630
Wynn Macau Ltd. 5.25% 10/15/21 (g)	10,310	10,310
		210,394
Healthcare - 2.7%
AmSurg Corp. 5.625% 7/15/22 (g)	10,945	11,340
CTR Partnership LP/CareTrust Capital Corp. 5.875% 6/1/21	1,805	1,841
Gentiva Health Services, Inc. 11.5% 9/1/18	14,015	15,014
HCA Holdings, Inc.:
4.75% 5/1/23	12,395	12,596
5.875% 5/1/23	33,560	36,077
7.5% 2/15/22	10,725	12,454
HealthSouth Corp. 5.75% 11/1/24	6,235	6,547
InVentiv Health, Inc. 11% 8/15/18 (e)(g)	2,237	1,588
Jaguar Holding Co. I 9.375% 10/15/17 pay-in-kind (g)(j)	11,285	11,553
MPH Acquisition Holdings LLC 6.625% 4/1/22 (g)	5,205	5,446
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Healthcare - continued
MPT Operating Partnership LP/MPT Finance Corp.:
6.375% 2/15/22	$ 9,445	$ 10,035
6.875% 5/1/21	21,720	23,240
Omega Healthcare Investors, Inc. 6.75% 10/15/22	10,615	11,332
Opal Acquisition, Inc. 8.875% 12/15/21 (g)	10,420	10,863
Polymer Group, Inc.:
6.875% 6/1/19 (g)	4,515	4,459
7.75% 2/1/19	3,667	3,814
ResCare, Inc. 10.75% 1/15/19	6,775	7,232
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23	6,230	6,323
5.5% 2/1/21	5,430	5,634
Salix Pharmaceuticals Ltd. 6% 1/15/21 (g)	9,510	10,295
Tenet Healthcare Corp. 6.875% 11/15/31	23,140	22,677
Truven Health Analytics, Inc. 10.625% 6/1/20	9,085	9,721
Valeant Pharmaceuticals International:
5.625% 12/1/21 (g)	12,920	12,823
6.75% 8/15/21 (g)	4,419	4,563
7.5% 7/15/21 (g)	11,350	12,145
VPI Escrow Corp. 6.375% 10/15/20 (g)	18,380	18,862
		288,474
Homebuilders/Real Estate - 1.9%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (g)	6,475	6,880
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (g)	5,010	5,336
CBRE Group, Inc. 5% 3/15/23	29,650	30,243
D.R. Horton, Inc.:
4.375% 9/15/22	11,400	11,258
4.75% 2/15/23	4,510	4,454
5.75% 8/15/23	3,865	4,121
Howard Hughes Corp. 6.875% 10/1/21 (g)	24,190	25,581
Realogy Corp.:
7.875% 2/15/19 (g)	13,668	14,368
9% 1/15/20 (g)	8,005	8,765
Standard Pacific Corp.:
8.375% 5/15/18	5,670	6,563
8.375% 1/15/21	10,900	12,726
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.25% 4/15/21 (g)	14,750	14,855
7.75% 4/15/20 (g)	5,715	6,129
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Homebuilders/Real Estate - continued
Toll Brothers Finance Corp.:
4.375% 4/15/23	$ 13,170	$ 12,907
5.875% 2/15/22	1,030	1,110
Weyerhaeuser Real Estate Co.:
4.375% 6/15/19 (g)	6,675	6,642
5.875% 6/15/24 (g)	16,130	16,453
William Lyon Homes, Inc. 8.5% 11/15/20	4,975	5,435
		193,826
Hotels - 0.3%
Choice Hotels International, Inc. 5.75% 7/1/22	3,035	3,270
FelCor Lodging LP 5.625% 3/1/23	8,085	8,065
Playa Resorts Holding BV 8% 8/15/20 (g)	11,880	12,355
RHP Hotel Properties LP/RHP Finance Co. 5% 4/15/21	8,675	8,632
		32,322
Insurance - 0.1%
Hockey Merger Sub 2, Inc. 7.875% 10/1/21 (g)	14,330	14,939
Leisure - 0.2%
24 Hour Holdings III LLC 8% 6/1/22 (g)	4,530	4,281
Palace Entertainment Holdings LLC/Corp. 8.875% 4/15/17 (g)	3,048	3,124
Six Flags Entertainment Corp. 5.25% 1/15/21 (g)	14,515	14,588
		21,993
Metals/Mining - 1.3%
Aleris International, Inc.:
6% 6/1/20 (g)	151	151
9% 12/15/14 pay-in-kind (d)(j)	12,670	0
First Quantum Minerals Ltd.:
6.75% 2/15/20 (g)	16,000	15,480
7% 2/15/21 (g)	12,902	12,660
7.25% 5/15/22 (g)	11,260	10,979
Mirabela Nickel Ltd. 1% 4/15/44 (g)	40	0
Murray Energy Corp.:
8.625% 6/15/21 (g)	20,390	21,053
9.5% 12/5/20 (g)	17,385	18,602
New Gold, Inc. 7% 4/15/20 (g)	3,050	3,100
Prince Mineral Holding Corp. 12% 12/15/19 (g)	3,255	3,564
Rain CII Carbon LLC/CII Carbon Corp.:
8% 12/1/18 (g)	8,460	8,714
8.25% 1/15/21 (g)	4,470	4,559
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Metals/Mining - continued
Walter Energy, Inc.:
9.5% 10/15/19 (g)	$ 31,790	$ 27,578
12% 4/1/20 pay-in-kind (g)(j)	14,010	6,164
		132,604
Paper - 0.0%
Boise Cascade Co. 6.375% 11/1/20	2,860	2,989
NewPage Corp.:
6.4861% 5/1/49 (d)(j)	6,337	0
11.375% 12/31/14 (d)	12,582	0
		2,989
Publishing/Printing - 1.1%
Cenveo Corp.:
6% 8/1/19 (g)	6,545	6,300
8.5% 9/15/22 (g)	10,695	9,839
Gannett Co., Inc.:
4.875% 9/15/21 (g)	8,440	8,503
5.5% 9/15/24 (g)	8,440	8,714
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75% 4/1/21	29,430	33,256
MHGE Parent LLC / MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (g)(j)	19,945	19,696
R.R. Donnelley & Sons Co.:
6% 4/1/24	4,890	4,890
7% 2/15/22	7,600	8,132
7.875% 3/15/21	9,735	10,952
		110,282
Railroad - 0.1%
Ultrapetrol (Bahamas) Ltd. 8.875% 6/15/21	6,560	6,888
Restaurants - 0.0%
Landry's Acquisition Co. 9.375% 5/1/20 (g)	1,820	1,945
Services - 1.9%
Ahern Rentals, Inc. 9.5% 6/15/18 (g)	2,400	2,562
Anna Merger Sub, Inc. 7.75% 10/1/22 (g)	16,255	16,560
APX Group, Inc.:
6.375% 12/1/19	10,095	9,918
8.75% 12/1/20	4,230	3,659
Ashtead Capital, Inc. 5.625% 10/1/24 (g)	11,275	11,754
Audatex North America, Inc.:
6% 6/15/21 (g)	19,605	20,732
6.125% 11/1/23 (g)	2,995	3,175
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Services - continued
Bakercorp International, Inc. 8.25% 6/1/19	$ 3,160	$ 3,089
Bankrate, Inc. 6.125% 8/15/18 (g)	7,685	7,531
Blueline Rent Finance Corp./Volvo 7% 2/1/19 (g)	4,125	4,342
Brand Energy & Infrastructure Services, Inc. 8.5% 12/1/21 (g)	7,770	7,741
CBRE Group, Inc. 5.25% 3/15/25	5,630	5,764
Garda World Security Corp. 7.25% 11/15/21 (g)	4,645	4,622
Iron Mountain, Inc. 5.75% 8/15/24	7,925	8,084
Laureate Education, Inc. 9.75% 9/1/19 (g)(j)	61,085	62,918
NES Rentals Holdings, Inc. 7.875% 5/1/18 (g)	3,020	3,133
TMS International Corp. 7.625% 10/15/21 (g)	2,170	2,268
TransUnion Holding Co., Inc. 9.625% 6/15/18 pay-in-kind (j)	3,370	3,480
United Rentals North America, Inc. 8.375% 9/15/20	17,041	18,447
Vander Intermediate Holding II Corp. 9.75% 2/1/19 pay-in-kind (g)(j)	1,980	2,099
		201,878
Shipping - 0.4%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (g)	11,670	11,874
Navios Maritime Holdings, Inc. 7.375% 1/15/22 (g)	12,950	13,015
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (g)	10,180	10,256
Teekay Corp. 8.5% 1/15/20	10,097	11,208
		46,353
Steel - 0.7%
Evraz, Inc. NA Canada 7.5% 11/15/19 (g)	13,710	13,710
Ryerson, Inc./Joseph T Ryerson & Son, Inc.:
9% 10/15/17	14,420	15,177
11.25% 10/15/18	14,130	15,402
Steel Dynamics, Inc.:
5.125% 10/1/21 (g)	8,435	8,730
5.25% 4/15/23	4,670	4,904
5.5% 10/1/24 (g)	18,595	19,664
		77,587
Super Retail - 0.5%
Asbury Automotive Group, Inc. 8.375% 11/15/20	3,530	3,812
CST Brands, Inc. 5% 5/1/23	2,640	2,620
HT Intermediate Holdings Corp. 12% 5/15/19 pay-in-kind (g)(j)	5,185	5,392
L Brands, Inc. 5.625% 10/15/23	10,310	11,057
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Super Retail - continued
L Brands, Inc. 5.625% 2/15/22	$ 14,745	$ 15,814
Netflix, Inc. 5.375% 2/1/21 (g)	7,725	8,034
Sonic Automotive, Inc. 5% 5/15/23	1,610	1,562
The Men's Wearhouse, Inc. 7% 7/1/22 (g)	4,165	4,316
		52,607
Technology - 3.4%
Activision Blizzard, Inc.:
5.625% 9/15/21 (g)	50,160	53,358
6.125% 9/15/23 (g)	16,390	17,742
ADT Corp. 6.25% 10/15/21	32,065	33,668
Advanced Micro Devices, Inc. 7% 7/1/24	11,530	10,118
Brocade Communications Systems, Inc. 4.625% 1/15/23	6,460	6,299
Ceridian HCM Holding, Inc. 11% 3/15/21 (g)	4,675	5,271
Entegris, Inc. 6% 4/1/22 (g)	3,215	3,271
First Data Corp.:
8.75% 1/15/22 pay-in-kind (g)(j)	14,205	15,519
11.25% 1/15/21	5,658	6,521
11.75% 8/15/21	20,353	23,864
Flextronics International Ltd.:
4.625% 2/15/20	11,210	11,378
5% 2/15/23	12,150	12,393
Infor Software Parent LLC/Infor Software Parent, Inc. 7.125% 5/1/21 pay-in-kind (g)(j)	4,800	4,860
Lucent Technologies, Inc.:
6.45% 3/15/29	31,969	30,770
6.5% 1/15/28	14,731	14,179
Nuance Communications, Inc. 5.375% 8/15/20 (g)	5,080	5,105
NXP BV/NXP Funding LLC:
3.75% 6/1/18 (g)	11,130	11,213
5.75% 2/15/21 (g)	9,665	10,197
5.75% 3/15/23 (g)	8,220	8,693
Seagate HDD Cayman:
4.75% 6/1/23	19,755	20,388
4.75% 1/1/25 (g)	11,170	11,296
Sensata Technologies BV:
4.875% 10/15/23 (g)	5,010	4,947
6.5% 5/15/19 (g)	14,750	15,432
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Technology - continued
Sophia Holding Finance LP/Sophia Holding Finance, Inc. 9.625% 12/1/18 pay-in-kind (g)(j)	$ 7,770	$ 7,906
VeriSign, Inc. 4.625% 5/1/23	8,755	8,722
		353,110
Telecommunications - 10.1%
Alcatel-Lucent U.S.A., Inc.:
6.75% 11/15/20 (g)	17,025	17,536
8.875% 1/1/20 (g)	5,800	6,366
Altice Financing SA:
6.5% 1/15/22 (g)	26,701	27,435
7.875% 12/15/19 (g)	9,310	9,927
Altice Finco SA:
8.125% 1/15/24 (g)	21,880	23,029
9.875% 12/15/20 (g)	10,945	12,204
Citizens Communications Co.:
7.875% 1/15/27	9,275	9,646
9% 8/15/31	13,178	14,298
Consolidated Communications, Inc. 10.875% 6/1/20	4,930	5,620
Crown Castle International Corp. 5.25% 1/15/23	17,075	17,481
CyrusOne LP/CyrusOne Finance Corp. 6.375% 11/15/22	7,190	7,567
Digicel Group Ltd.:
6% 4/15/21 (g)	72,185	72,907
7% 2/15/20 (g)	2,110	2,189
7.125% 4/1/22 (g)	98,745	99,239
8.25% 9/30/20 (g)	100,234	104,745
Eileme 2 AB 11.625% 1/31/20 (g)	20,050	22,957
FairPoint Communications, Inc. 8.75% 8/15/19 (g)	9,715	10,249
Frontier Communications Corp. 8.5% 4/15/20	26,838	30,931
Intelsat Jackson Holdings SA:
5.5% 8/1/23	39,705	39,804
7.25% 4/1/19	30,640	32,172
7.25% 10/15/20	11,740	12,532
7.5% 4/1/21	23,650	25,601
j2 Global, Inc. 8% 8/1/20	7,245	7,806
Level 3 Communications, Inc. 8.875% 6/1/19	3,435	3,684
MasTec, Inc. 4.875% 3/15/23	10,365	9,899
Millicom International Cellular SA 4.75% 5/22/20 (g)	5,180	5,115
NII International Telecom S.C.A.:
7.875% 8/15/19 (g)	10,605	6,787
11.375% 8/15/19 (g)	6,140	3,991
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
Telecommunications - continued
Pacnet Ltd. 9% 12/12/18 (g)	$ 700	$ 721
Sprint Capital Corp.:
6.875% 11/15/28	47,474	46,168
8.75% 3/15/32	20,811	23,256
Sprint Corp. 7.125% 6/15/24 (g)	16,160	16,604
T-Mobile U.S.A., Inc.:
6% 3/1/23	19,695	20,286
6.125% 1/15/22	18,850	19,533
6.25% 4/1/21	34,470	35,978
6.375% 3/1/25	33,785	34,714
6.5% 1/15/24	39,425	41,298
6.625% 4/1/23	46,480	49,036
6.633% 4/28/21	17,324	18,255
6.731% 4/28/22	11,245	11,892
6.836% 4/28/23	13,357	14,125
TW Telecom Holdings, Inc.:
5.375% 10/1/22	29,245	32,316
5.375% 10/1/22	11,767	13,003
6.375% 9/1/23	13,986	15,944
U.S. West Communications:
7.25% 9/15/25	1,480	1,745
7.25% 10/15/35	5,745	5,911
Wind Acquisition Finance SA:
4.75% 7/15/20 (g)	14,115	13,797
7.375% 4/23/21 (g)	7,480	7,312
		1,063,611
Textiles & Apparel - 0.2%
PVH Corp. 4.5% 12/15/22	21,264	21,105
Springs Industries, Inc. 6.25% 6/1/21	2,990	2,934
		24,039
TOTAL NONCONVERTIBLE BONDS (Cost $6,589,593)		6,917,744
Common Stocks - 17.7%
	Shares
Aerospace - 0.0%
Alion Science & Technology Corp.:
warrants 3/15/17 (a)	5,185	0
warrants 8/17/24 (a)	2,770	0
Common Stocks - continued
	Shares	Value (000s)
Air Transportation - 1.2%
Air Canada Class A (a)	1,231,500	$ 10,260
American Airlines Group, Inc.	1,025,800	42,417
Delta Air Lines, Inc.	1,925,034	77,444
		130,121
Automotive - 0.5%
Delphi Automotive PLC	370,000	25,523
General Motors Co.:
warrants 7/10/16 (a)	371,283	8,046
warrants 7/10/19 (a)	371,283	5,298
Motors Liquidation Co. GUC Trust (a)	97,361	2,249
Tenneco, Inc. (a)	320,700	16,792
		57,908
Broadcasting - 0.5%
AMC Networks, Inc. Class A (a)	436,400	26,468
Sinclair Broadcast Group, Inc. Class A (f)	869,800	25,268
		51,736
Building Materials - 0.0%
Nortek, Inc. warrants 12/7/14 (a)	27,280	846
Ply Gem Holdings, Inc. (a)(f)	41,200	468
		1,314
Cable TV - 0.5%
Comcast Corp. Class A	453,300	25,090
Time Warner Cable, Inc.	215,000	31,650
		56,740
Capital Goods - 0.1%
Remy International, Inc.	380,502	7,032
Chemicals - 0.4%
LyondellBasell Industries NV Class A	431,745	39,561
Consumer Products - 1.2%
Michael Kors Holdings Ltd. (a)	473,600	37,220
Reddy Ice Holdings, Inc. (a)	496,439	1,564
Revlon, Inc. (a)	930,000	31,899
Whirlpool Corp.	305,000	52,475
		123,158
Common Stocks - continued
	Shares	Value (000s)
Containers - 0.7%
Graphic Packaging Holding Co. (a)	2,800,000	$ 33,964
Rock-Tenn Co. Class A	831,492	42,531
		76,495
Diversified Financial Services - 0.4%
Penson Worldwide, Inc. Class A (a)	10,322,034	0
Springleaf Holdings, Inc. (f)	1,100,000	41,162
Electric Utilities - 0.0%
Portland General Electric Co.	14,817	539
Energy - 0.7%
Carrizo Oil & Gas, Inc. (a)	329,700	17,125
EP Energy Corp. (f)	716,800	10,465
Northern Tier Energy LP Class A	800,000	20,192
Ocean Rig UDW, Inc. (United States)	1,620,000	22,275
Parsley Energy, Inc. Class A	506,900	8,602
		78,659
Food/Beverage/Tobacco - 0.1%
WhiteWave Foods Co. (a)	205,100	7,636
Gaming - 0.7%
Melco Crown Entertainment Ltd. sponsored ADR	442,900	12,020
Station Holdco LLC (a)(k)(l)	170,582	450
Station Holdco LLC (a)(k)(l)	22,418,968	59,186
Station Holdco LLC:
unit (a)(k)(l)	256,968	95
warrants 6/15/18 (a)(k)(l)	894,280	331
		72,082
Healthcare - 2.4%
AbbVie, Inc.	584,600	37,099
Gilead Sciences, Inc. (a)	485,000	54,320
HCA Holdings, Inc. (a)	847,900	59,395
Rotech Healthcare, Inc.	185,710	3,433
Salix Pharmaceuticals Ltd. (a)	309,200	44,478
Valeant Pharmaceuticals International (Canada) (a)	384,400	51,092
		249,817
Homebuilders/Real Estate - 0.8%
American Tower Corp.	11,612	1,132
Lennar Corp. Class A	690,000	29,725
PulteGroup, Inc.	820,000	15,736
Realogy Holdings Corp. (a)	51,500	2,112
Common Stocks - continued
	Shares	Value (000s)
Homebuilders/Real Estate - continued
Standard Pacific Corp. (a)	2,000,000	$ 14,800
Taylor Morrison Home Corp. (a)	1,000,000	17,240
		80,745
Hotels - 0.3%
Extended Stay America, Inc. unit	1,595,800	36,799
Metals/Mining - 0.1%
Aleris International, Inc. (a)(l)	127,520	1,370
Mirabela Nickel Ltd. (a)	6,852,955	440
OCI Resources LP	350,000	7,893
		9,703
Publishing/Printing - 0.0%
Haights Cross Communications, Inc. (a)	49,867	0
Houghton Mifflin Harcourt Co. warrants 6/22/19 (a)(l)	127,577	191
Time, Inc.	62,500	1,412
		1,603
Restaurants - 0.7%
Chipotle Mexican Grill, Inc. (a)	15,800	10,080
Fiesta Restaurant Group, Inc. (a)	500,000	27,575
Starbucks Corp.	446,500	33,738
		71,393
Services - 1.1%
Air Lease Corp. Class A	549,800	20,117
Penhall Acquisition Co.:
Class A (a)	26,163	2,199
Class B (a)	8,721	733
ServiceMaster Global Holdings, Inc.	494,900	11,868
United Rentals, Inc. (a)	704,700	77,559
WP Rocket Holdings, Inc.	5,703,255	1,141
		113,617
Shipping - 0.2%
DeepOcean Group Holding BV (a)(g)	1,138,931	24,506
U.S. Shipping Partners Corp. (a)	51,736	0
U.S. Shipping Partners Corp. warrants 12/31/29 (a)	484,379	0
		24,506
Super Retail - 0.5%
Best Buy Co., Inc.	560,000	19,118
Deckers Outdoor Corp. (a)	175,900	15,384
priceline.com, Inc. (a)	19,300	23,280
		57,782
Common Stocks - continued
	Shares	Value (000s)
Technology - 3.2%
Apple, Inc.	198,400	$ 21,427
CDW Corp.	1,796,100	55,392
Facebook, Inc. Class A (a)	625,000	46,869
Freescale Semiconductor, Inc. (a)	1,564,400	31,116
Google, Inc.:
Class A (a)	39,900	22,658
Class C (a)	39,900	22,307
MagnaChip Semiconductor Corp. (a)	219,804	2,446
NXP Semiconductors NV (a)	581,000	39,891
Skyworks Solutions, Inc.	1,361,634	79,302
Spansion, Inc. Class A (a)	10,172	209
TriQuint Semiconductor, Inc. (a)	459,200	9,932
		331,549
Telecommunications - 0.9%
Alibaba Group Holding Ltd. sponsored ADR	431,100	42,506
Baidu.com, Inc. sponsored ADR (a)	66,200	15,807
RF Micro Devices, Inc. (a)	663,700	8,635
T-Mobile U.S., Inc. (a)	978,600	28,565
		95,513
Textiles & Apparel - 0.5%
Arena Brands Holding Corp. Class B (a)(l)	659,302	3,086
G-III Apparel Group Ltd. (a)	300,000	23,805
PVH Corp.	200,000	22,870
		49,761
TOTAL COMMON STOCKS (Cost $1,489,724)		1,866,931
Preferred Stocks - 1.4%

Convertible Preferred Stocks - 0.4%
Consumer Products - 0.0%
Reddy Ice Holdings, Inc. 7.00% pay-in-kind (a)	199,717	1,525
Electric Utilities - 0.4%
Exelon Corp. 6.50%	848,500	44,699
TOTAL CONVERTIBLE PREFERRED STOCKS		46,224
Preferred Stocks - continued
	Shares	Value (000s)
Nonconvertible Preferred Stocks - 1.0%
Banks & Thrifts - 0.9%
Ally Financial, Inc. 7.00% (g)	81,450	$ 81,572
Goldman Sachs Group, Inc. Series K, 6.375%	555,736	14,116
		95,688
Services - 0.1%
WP Rocket Holdings, Inc. 15.00%	4,173,457	3,422
TOTAL NONCONVERTIBLE PREFERRED STOCKS		99,110
TOTAL PREFERRED STOCKS (Cost $109,185)		145,334
Bank Loan Obligations - 4.4%
	Principal Amount (000s)
Consumer Products - 0.1%
Revlon Consumer Products Corp. Tranche B, term loan 3.25% 11/19/17 (j)	$ 10,956	10,805
Containers - 0.1%
Berry Plastics Corp. Tranche E, term loan 3.75% 1/6/21 (j)	10,069	9,818
Diversified Financial Services - 0.3%
TransUnion LLC Tranche B, term loan 4% 4/9/21 (j)	26,845	26,493
Diversified Media - 0.1%
Checkout Holding Corp. Tranche 2LN, term loan 7.75% 4/9/22 (j)	5,460	5,187
Electric Utilities - 2.0%
Energy Future Holdings Corp. Tranche 1LN, term loan 4.25% 6/19/16 (j)	213,061	212,512
Energy - 0.6%
Alon U.S.A. Partners LP term loan 9.25% 11/26/18 (j)	6,378	6,442
Everest Acquisition LLC Tranche B 3LN, term loan 3.5% 5/24/18 (j)	3,693	3,629
Fieldwood Energy, LLC Tranche 2LN, term loan 8.375% 9/30/20 (j)	37,825	36,407
Moxie Patriot LLC Tranche B, term loan 6.75% 12/19/20 (j)	2,575	2,610
Panda Sherman Power, LLC term loan 9% 9/14/18 (j)	4,136	4,198
Panda Temple Power, LLC term loan 7.25% 4/3/19 (j)	2,020	2,053
Samson Investment Co. Tranche B 2LN, term loan 5% 9/25/18 (j)	2,345	2,157
Bank Loan Obligations - continued
	Principal Amount (000s)	Value (000s)
Energy - continued
Sheridan Investment Partners I term loan 4.25% 12/16/20 (j)	$ 3,371	$ 3,211
Sheridan Production Partners I:
Tranche A, term loan 4.25% 12/16/20 (j)	469	447
Tranche M, term loan 4.25% 12/16/20 (j)	175	167
TPF II Power, LLC Tranche B, term loan 5.5% 10/2/21 (j)	4,660	4,683
		66,004
Food/Beverage/Tobacco - 0.1%
Arysta Lifescience SPC LLC:
Tranche B 1LN, term loan 4.5% 5/29/20 (j)	3,476	3,463
Tranche B 2LN, term loan 8.25% 11/30/20 (j)	7,370	7,425
		10,888
Gaming - 0.3%
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (j)	26,055	24,557
Centaur Acquisition LLC Tranche 2LN, term loan 8.75% 2/20/20 (j)	3,075	3,102
Graton Economic Development Authority Tranche B, term loan 9% 8/22/18 (j)	3,870	3,986
		31,645
Healthcare - 0.1%
Jaguar Holding Co. II Tranche B, term loan 4% 12/5/18 (j)	9,046	8,933
Homebuilders/Real Estate - 0.0%
Realogy Corp. Credit-Linked Deposit 4.4463% 10/10/16 (j)	712	697
Hotels - 0.2%
Hilton Worldwide Finance, LLC Tranche B, term loan 3.5% 10/25/20 (j)	20,218	20,006
Restaurants - 0.1%
Focus Brands, Inc. Tranche 2LN, term loan 10.25% 8/21/18 (j)	6,040	6,010
TGI Friday's, Inc.:
Tranche B 1LN, term loan 5.25% 7/15/20 (j)	3,966	3,956
Tranche B 2LN, term loan 9.25% 7/15/21 (j)	4,465	4,398
		14,364
Bank Loan Obligations - continued
	Principal Amount (000s)	Value (000s)
Services - 0.0%
GCA Services Group, Inc. Tranche 2LN, term loan 9.25% 11/1/20 (j)	$ 3,584	$ 3,566
Technology - 0.2%
Infor U.S., Inc. Tranche B 5LN, term loan 3.75% 6/3/20 (j)	5,422	5,340
Kronos, Inc. Tranche 2LN, term loan 9.75% 4/30/20 (j)	14,165	14,519
		19,859
Telecommunications - 0.2%
FairPoint Communications, Inc. Tranche B, term loan 7.5% 2/14/19 (j)	13,874	13,943
Integra Telecom Holdings, Inc. Tranche 2LN, term loan 9.75% 2/22/20 (j)	775	761
Intelsat Jackson Holdings SA Tranche B 2LN, term loan 3.75% 6/30/19 (j)	8,170	8,099
		22,803
TOTAL BANK LOAN OBLIGATIONS (Cost $464,145)		463,580
Preferred Securities - 4.7%

Banks & Thrifts - 3.5%
Bank of America Corp.:
5.125% (h)(j)	28,140	27,836
5.2% (h)(j)	55,385	52,574
6.25% (h)(j)	18,795	18,956
8% (h)(j)	7,796	8,550
8.125% (h)(j)	6,360	7,139
Barclays Bank PLC 7.625% 11/21/22	44,515	50,006
Goldman Sachs Group, Inc. 5.7% (h)(j)	32,321	33,986
JPMorgan Chase & Co.:
5% (h)(j)	33,640	33,758
6% (h)(j)	50,895	51,213
6.125% (h)(j)	15,170	15,251
6.75% (h)(j)	8,330	8,917
Wells Fargo & Co.:
5.9% (h)(j)	51,910	54,952
7.98% (h)(j)	5,738	6,384
		369,522
Preferred Securities - continued
	Principal Amount (000s)	Value (000s)
Diversified Financial Services - 1.0%
Citigroup, Inc.:
5.8% (h)(j)	$ 21,925	$ 21,979
5.9% (h)(j)	27,015	27,218
5.95% (h)(j)	51,015	51,472
6.3% (h)(j)	5,610	5,753
		106,422
Entertainment/Film - 0.2%
NBCUniversal Enterprise, Inc. 5.25% (g)(h)	14,560	15,257
TOTAL PREFERRED SECURITIES (Cost $486,591)		491,201
Other - 0.0%
	Shares
Other - 0.0%
Idearc, Inc. Claim (a) (Cost $0)	6,829,194	0
Money Market Funds - 6.0%

Fidelity Cash Central Fund, 0.11% (b)	627,824,899	627,825
Fidelity Securities Lending Cash Central Fund, 0.11% (b)(c)	8,277,350	8,277
TOTAL MONEY MARKET FUNDS (Cost $636,102)		636,102
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $9,775,340)		10,520,892
NET OTHER ASSETS (LIABILITIES) - 0.0%		595
NET ASSETS - 100%		$ 10,521,487
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Security is in default.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,892,845,000 or 27.5% of net assets.

(h) Security is perpetual in nature with no stated maturity date.
(i) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(j) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(k) Investment is owned by an entity that is treated as a corporation for U.S. tax purposes and is owned by the Fund.

(l) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $64,709,000 or 0.6% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Aleris International, Inc.	6/1/10	$ 4,464
Arena Brands Holding Corp. Class B	6/18/97 - 1/12/99	$ 21,592
Houghton Mifflin Harcourt Co. warrants 6/22/19	6/22/12	$ 246
Station Holdco LLC	6/17/11 - 3/15/12	$ 22,900
Station Holdco LLC	4/1/13	$ 196
Station Holdco LLC unit	3/12/13 - 4/1/13	$ 15
Station Holdco LLC warrants 6/15/18	4/29/08 - 11/25/08	$ 70,509
(m) Security is subject to an agreement restricting sale entered into subsequent to period end in connection with the litigation described in the Notes to Financial Statements.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 203
Fidelity Securities Lending Cash Central Fund	56
Total	$ 259
Other Information

The following is a summary of the inputs used, as of October 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 641,900	$ 578,561	$ -	$ 63,339
Consumer Staples	42,624	39,535	-	3,089
Energy	78,659	78,659	-	-
Financials	140,094	58,522	81,572	-
Health Care	249,817	246,384	-	3,433
Industrials	261,112	229,111	-	32,001
Information Technology	398,497	398,497	-	-
Materials	125,759	123,949	440	1,370
Telecommunication Services	28,565	28,565	-	-
Utilities	45,238	45,238	-	-
Corporate Bonds	6,917,744	-	6,917,593	151
Bank Loan Obligations	463,580	-	463,580	-
Preferred Securities	491,201	-	491,201	-
Other	-	-	-	-
Money Market Funds	636,102	636,102	-	-
Total Investments in Securities:	$ 10,520,892	$ 2,463,123	$ 7,954,386	$ 103,383
Valuation Inputs at Reporting Date:
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 132,143
Net Realized Gain (Loss) on Investment Securities	(4,219)
Net Unrealized Gain (Loss) on Investment Securities	(1,465)
Cost of Purchases	122
Proceeds of Sales	(373)
Amortization/Accretion	(1)
Transfers into Level 3	-
Transfers out of Level 3	(22,824)
Ending Balance	$ 103,383
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2014	$ (5,778)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	82.7%
Luxembourg	3.5%
Bermuda	3.1%
Canada	2.5%
Netherlands	1.8%
France	1.4%
Cayman Islands	1.3%
Others (Individually Less Than 1%)	3.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	October 31, 2014

Assets
Investment in securities, at value (including securities loaned of $8,142) - See accompanying schedule: Unaffiliated issuers (cost $9,139,238)	$ 9,884,790
Fidelity Central Funds (cost $636,102)	636,102
Total Investments (cost $9,775,340)		$ 10,520,892
Cash		2,688
Receivable for investments sold		34,794
Receivable for fund shares sold		10,003
Dividends receivable		2,517
Interest receivable		110,895
Distributions receivable from Fidelity Central Funds		61
Prepaid expenses		28
Other receivables		397
Total assets		10,682,275

Liabilities
Payable for investments purchased Regular delivery	98,701
Delayed delivery	19,440
Payable for fund shares redeemed	7,581
Distributions payable	3,796
Accrued management fee	4,847
Other affiliated payables	1,267
Other payables and accrued expenses	501
Deferred taxes	16,378
Collateral on securities loaned, at value	8,277
Total liabilities		160,788

Net Assets		$ 10,521,487
Net Assets consist of:
Paid in capital		$ 9,529,050
Undistributed net investment income		3,100
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		260,163
Net unrealized appreciation (depreciation) on investments		729,174
Net Assets, for 1,044,613 shares outstanding		$ 10,521,487
Net Asset Value, offering price and redemption price per share ($10,521,487 ÷ 1,044,613 shares)		$ 10.07

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended October 31, 2014

Investment Income
Dividends		$ 20,726
Interest		226,632
Income from Fidelity Central Funds		259
Total income		247,617

Expenses
Management fee	$ 29,658
Transfer agent fees	6,833
Accounting and security lending fees	704
Custodian fees and expenses	65
Independent trustees' compensation	23
Registration fees	89
Audit	101
Legal	29
Miscellaneous	45
Total expenses before reductions	37,547
Expense reductions	(39)	37,508
Net investment income (loss)		210,109
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	261,934
Foreign currency transactions	19
Total net realized gain (loss)		261,953
Change in net unrealized appreciation (depreciation) on investment securities		(129,853)
Net gain (loss)		132,100
Net increase (decrease) in net assets resulting from operations		$ 342,209

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended October 31, 2014	Year ended April 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 210,109	$ 475,749
Net realized gain (loss)	261,953	193,177
Change in net unrealized appreciation (depreciation)	(129,853)	54,633
Net increase (decrease) in net assets resulting from operations	342,209	723,559
Distributions to shareholders from net investment income	(223,015)	(462,228)
Distributions to shareholders from net realized gain	(124,440)	(62,490)
Total distributions	(347,455)	(524,718)
Share transactions Proceeds from sales of shares	971,321	1,943,113
Reinvestment of distributions	311,134	468,045
Cost of shares redeemed	(1,137,639)	(2,433,820)
Net increase (decrease) in net assets resulting from share transactions	144,816	(22,662)
Redemption fees	388	813
Total increase (decrease) in net assets	139,958	176,992

Net Assets
Beginning of period	10,381,529	10,204,537
End of period (including undistributed net investment income of $3,100 and undistributed net investment income of $16,006, respectively)	$ 10,521,487	$ 10,381,529
Other Information Shares
Sold	96,037	198,319
Issued in reinvestment of distributions	30,696	47,897
Redeemed	(112,734)	(250,166)
Net increase (decrease)	13,999	(3,950)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended October 31,	Years ended April 30,
	2014	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.07	$ 9.86	$ 9.23	$ 9.95	$ 9.13	$ 6.23
Income from Investment Operations
Net investment income (loss) D	.201	.472	.547	.535	.599	.666
Net realized and unrealized gain (loss)	.133	.258	.631	(.643)	.826	2.845
Total from investment operations	.334	.730	1.178	(.108)	1.425	3.511
Distributions from net investment income	(.214)	(.458)	(.501)	(.571)	(.607)	(.572)
Distributions from net realized gain	(.120)	(.063)	(.048)	(.043)	-	(.040)
Total distributions	(.334)	(.521)	(.549)	(.614)	(.607)	(.612)
Redemption fees added to paid in capital D	- H	.001	.001	.002	.002	.001
Net asset value, end of period	$ 10.07	$ 10.07	$ 9.86	$ 9.23	$ 9.95	$ 9.13
Total Return B, C	3.34%	7.71%	13.23%	(.77)%	16.35%	58.03%
Ratios to Average Net Assets E, G
Expenses before reductions	.70% A	.71%	.73%	.77%	.76%	.76%
Expenses net of fee waivers, if any	.70% A	.71%	.73%	.77%	.76%	.76%
Expenses net of all reductions	.70% A	.71%	.73%	.77%	.76%	.76%
Net investment income (loss)	3.94% A	4.82%	5.83%	5.87%	6.48%	8.30%
Supplemental Data
Net assets, end of period (in millions)	$ 10,521	$ 10,382	$ 10,205	$ 9,632	$ 11,064	$ 12,197
Portfolio turnover rate F	45% A	47%	60%	48%	65%	51%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2014

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Capital & Income Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of October 31, 2014, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. One of the Fund's investments, Station Holdco LLC, is owned through an entity that is treated as a corporation for U.S. tax purposes and may be subject to federal

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

and state taxes upon disposition. The tax liability may differ materially depending on conditions when the investment is disposed. At period end, the estimated tax liability for this investment is presented as "Deferred taxes" in the Statement of Assets and Liabilities and included in "Change in net unrealized appreciation (depreciation) on investment securities" in the Statement of Operations. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to partnerships, market discount, contingent interest, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,126,978
Gross unrealized depreciation	(382,275)
Net unrealized appreciation (depreciation) on securities	$ 744,703

Tax cost	$ 9,759,811

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a

Semiannual Report

3. Significant Accounting Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,311,646 and $2,674,352, respectively.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .56% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .13% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $11 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $7 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

Semiannual Report

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $2,150. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $56, including three hundred and twenty-seven dollars from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $36 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $2.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

9. Other - continued

exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

10. Litigation.

The Fund, and other entities managed by Fidelity or its affiliates, have been named as defendants in a lawsuit brought by creditors of a subsidiary of Energy Future Holdings Corp. ("EFH"), which is currently in bankruptcy and was formerly known as TXU. The lawsuit, which is captioned as In Re: ENERGY FUTURE HOLDINGS CORP. et al. U.S. Bankruptcy Court, D. Del. Case No. 14-10979 (CSS); AVENUE CAPITAL MANAGEMENT II, LP, et al. v. FIDELITY INVESTMENTS, et al. Adversary No. 14-50797 (CSS), was filed in the United States Bankruptcy Court for the District of Delaware on October 6, 2014. The plaintiffs are seeking to enforce an alleged agreement under which the Fund and other defendants would sell certain EFH notes, as identified in the Fund's Schedule of Investments, to the plaintiffs at a specified price. Plaintiffs are seeking a declaration that an alleged right to call the securities was properly exercised and an order that the Fund and other defendants transfer the notes to the plaintiffs at the specified price. The Fund and the other defendants dispute the plaintiffs' claims and intend to defend the case vigorously. On November 19, 2014, the defendants filed a motion to dismiss contending, among other things, that the right to call the notes never came into existence and was part of a proposed settlement agreement that was never completed or approved by the bankruptcy court. The motion to dismiss has not yet been decided. If the lawsuit were to be decided in a manner adverse to the Fund, the Fund could experience a loss up to $49,628 as of period end. The Fund will also incur legal costs in defending the case.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Summer Street Trust and the Shareholders of Fidelity Capital & Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Capital & Income Fund (a fund of Fidelity Summer Street Trust) at October 31, 2014, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Capital & Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2014 by correspondence with the custodian, agent banks and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

December 22, 2014

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Capital & Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2014 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. In connection with separate internal corporate reorganizations involving Fidelity Management & Research (U.K.) Inc. (FMR U.K.) and Fidelity Management & Research (Japan) Inc. (FMR Japan), the Board approved certain non-material amendments to the fund's sub-advisory agreements with FMR U.K. and FMR Japan to reflect that, after these reorganizations, FMR Investment Management (UK) Limited and Fidelity Management & Research (Japan) Limited will carry on the business of FMR U.K. and FMR Japan, respectively. The Board noted that no changes to the portfolio managers or to the foreign research or investment advisory services provided to the fund were expected in connection with either reorganization and that the same personnel and resources would continue to be available to the fund at the new entities.

Semiannual Report

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of FMR and the sub-advisers (together, the Investment Advisers), and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading and risk management capabilities and resources and global compliance infrastructure, which are an integral part of the investment management process.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for income-oriented solutions; (iv) reducing fund expenses for certain index funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching sector-based exchange-traded funds and establishing a new Fidelity adviser to manage sector-based funds and products; (viii) continuing to develop and implement technology to improve security and increase efficiency; (ix) modifying the eligibility criteria for certain share classes to increase their marketability to a portion of the defined contribution plan market; (x) waiving redemption fees for certain qualified fund-of-fund and wrap programs and certain retirement plan transactions; and (xi) launching new Institutional Class shares of certain money market funds to attract and retain assets and to fill a gap in the money market fund lineup.

Semiannual Report

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"). In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved.  In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods which may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following:  general market conditions; issuer-specific information; tactical opportunities for investment; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Capital & Income Fund

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Semiannual Report

Fidelity Capital & Income Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2013.

The Board also noted that, in August 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the fund's total expense ratio, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked below its competitive median for 2013.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Semiannual Report

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) Fidelity's strategic marketing and product lineup goals; (iii) the methodology with respect to competitive fund data and peer group classifications; (iv) the arrangements with, and performance of, certain sub-advisers on behalf of the Fidelity funds, as well as certain proposed participating affiliate arrangements; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, including the rationale for the individual fee rates of certain categories of funds and the definition of group assets; (vii) trends regarding industry use of performance fee structures and the performance adjustment methodologies applicable to the Fidelity funds; (viii) additional competitive analysis regarding the total expenses for certain classes; (ix) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results; and (x) the process by which Fidelity determines sub-advisory fees for funds it advises.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

CAI-USAN-1214
1.784852.111

Fidelity®

Focused High Income

Fund

Semiannual Report

October 31, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2014 to October 31, 2014).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value May 1, 2014	Ending Account Value October 31, 2014	Expenses Paid During Period* May 1, 2014 to October 31, 2014
Actual	.84%	$ 1,000.00	$ 1,013.80	$ 4.26
Hypothetical A		$ 1,000.00	$ 1,020.97	$ 4.28

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Holdings as of October 31, 2014
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	3.3	3.5
SLM Corp.	2.9	2.3
Sprint Communications, Inc.	2.5	1.9
Building Materials Corp. of America	2.4	1.8
Aircastle Ltd.	2.3	1.6
	13.4
Top Five Market Sectors as of October 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Diversified Financial Services	12.8	12.3
Telecommunications	8.7	7.3
Energy	8.0	13.1
Electric Utilities	7.2	4.2
Metals/Mining	6.1	2.3
Quality Diversification (% of fund's net assets)
As of October 31, 2014	As of April 30, 2014
BBB 1.3%	BBB 2.8%
BB 73.1%	BB 71.1%
B 21.8%	B 22.2%
Not Rated 0.4%	Not Rated 0.6%
Equities 0.6%	Equities 0.0%
Short-Term Investments and Net Other Assets 2.8%	Short-Term Investments and Net Other Assets 3.3%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of October 31, 2014*		As of April 30, 2014**
	Nonconvertible Bonds 84.6%		Nonconvertible Bonds 89.2%
	Convertible Bonds, Preferred Stocks 0.6%		Convertible Bonds, Preferred Stocks 0.0%
	Bank Loan Obligations 10.0%		Bank Loan Obligations 5.9%
	Other Investments 2.0%		Other Investments 1.6%
	Short-Term Investments and Net Other Assets (Liabilities) 2.8%		Short-Term Investments and Net Other Assets (Liabilities) 3.3%
* Foreign investments	31.0%	** Foreign investments	25.5%

Semiannual Report

Investments October 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 84.6%
	Principal Amount	Value
Aerospace - 0.3%
Triumph Group, Inc.:
4.875% 4/1/21	$ 1,330,000	$ 1,343,300
5.25% 6/1/22	315,000	318,938
		1,662,238
Air Transportation - 2.0%
Allegiant Travel Co. 5.5% 7/15/19	2,710,000	2,770,975
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21	109,535	122,405
5.5% 4/29/22	1,935,491	2,046,782
6.25% 10/11/21	2,009,691	2,130,273
9.25% 5/10/17	639,133	722,220
Delta Air Lines, Inc. pass-thru trust certificates:
6.375% 7/2/17 (b)	1,115,000	1,162,388
6.75% 5/23/17	1,115,000	1,162,388
8.021% 8/10/22	1,110,245	1,287,884
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19	109,627	118,945
9.75% 1/15/17	1,041,492	1,156,056
12% 1/15/16 (b)	93,138	101,754
		12,782,070
Automotive - 1.2%
Dana Holding Corp.:
6% 9/15/23	2,525,000	2,651,250
6.75% 2/15/21	2,145,000	2,279,063
General Motors Financial Co., Inc. 3.25% 5/15/18	790,000	807,775
Schaeffler Finance BV 4.75% 5/15/21 (b)	1,520,000	1,516,200
		7,254,288
Banks & Thrifts - 0.3%
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	1,835,000	1,858,429
6% 12/19/23	185,000	199,034
		2,057,463
Building Materials - 2.6%
Building Materials Corp. of America:
5.375% 11/15/24 (b)(d)	1,545,000	1,548,863
6.75% 5/1/21 (b)	5,080,000	5,448,300
6.875% 8/15/18 (b)	7,735,000	8,032,798
CEMEX Finance LLC 6% 4/1/24 (b)	1,035,000	1,055,390
		16,085,351
Nonconvertible Bonds - continued
	Principal Amount	Value
Cable TV - 3.5%
Cogeco Cable, Inc. 4.875% 5/1/20 (b)	$ 5,370,000	$ 5,370,000
Lynx I Corp. 5.375% 4/15/21 (b)	3,860,000	4,004,750
Numericable Group SA:
4.875% 5/15/19 (b)	8,155,000	8,134,613
6% 5/15/22 (b)	2,160,000	2,208,600
6.25% 5/15/24 (b)	2,015,000	2,072,931
		21,790,894
Chemicals - 2.2%
LSB Industries, Inc. 7.75% 8/1/19	950,000	1,013,840
NOVA Chemicals Corp.:
5% 5/1/25 (b)	1,745,000	1,801,713
5.25% 8/1/23 (b)	3,200,000	3,344,000
Nufarm Australia Ltd. 6.375% 10/15/19 (b)	3,310,000	3,326,550
Tronox Finance LLC 6.375% 8/15/20	4,445,000	4,567,238
		14,053,341
Containers - 2.4%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 3.2341% 12/15/19 (b)(e)	3,255,000	3,181,763
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23	11,860,000	11,652,450
		14,834,213
Diversified Financial Services - 12.4%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
4.5% 5/15/21 (b)	3,095,000	3,125,950
5% 10/1/21 (b)	2,995,000	3,114,800
Aircastle Ltd.:
4.625% 12/15/18	5,925,000	6,013,875
5.125% 3/15/21	1,340,000	1,356,750
6.25% 12/1/19	6,840,000	7,284,600
FLY Leasing Ltd.:
6.375% 10/15/21	1,305,000	1,298,475
6.75% 12/15/20	6,960,000	7,168,800
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.875% 3/15/19	6,545,000	6,659,538
5.875% 2/1/22	7,630,000	7,839,825
6% 8/1/20	6,030,000	6,331,500
ILFC E-Capital Trust II 6.25% 12/21/65 (b)(e)	2,430,000	2,351,025
International Lease Finance Corp.:
5.875% 8/15/22	1,150,000	1,247,750
6.25% 5/15/19	5,815,000	6,360,156
Nonconvertible Bonds - continued
	Principal Amount	Value
Diversified Financial Services - continued
SLM Corp.:
4.875% 6/17/19	$ 4,185,000	$ 4,247,775
5.5% 1/15/19	5,845,000	6,061,265
5.5% 1/25/23	2,370,000	2,370,000
6.125% 3/25/24	1,240,000	1,280,312
8% 3/25/20	895,000	1,027,013
8.45% 6/15/18	2,220,000	2,536,350
		77,675,759
Diversified Media - 0.7%
Nielsen Finance LLC/Nielsen Finance Co.:
4.5% 10/1/20	2,710,000	2,710,542
5% 4/15/22 (b)	425,000	431,375
The Nielsen Co. S.a.r.l. (Luxembourg) 5.5% 10/1/21 (b)	1,015,000	1,053,063
		4,194,980
Electric Utilities - 6.3%
Atlantic Power Corp. 9% 11/15/18	3,320,000	3,336,600
Dolphin Subsidiary II, Inc. 7.25% 10/15/21	1,640,000	1,742,500
NRG Energy, Inc. 6.25% 7/15/22	3,285,000	3,432,825
NSG Holdings II, LLC 7.75% 12/15/25 (b)	11,814,000	12,729,570
RJS Power Holdings LLC 5.125% 7/15/19 (b)	6,045,000	6,014,775
The AES Corp.:
4.875% 5/15/23	2,910,000	2,902,725
7.375% 7/1/21	8,155,000	9,304,341
		39,463,336
Energy - 7.4%
Access Midstream Partners LP/ACMP Finance Corp.:
4.875% 5/15/23	1,355,000	1,415,975
4.875% 3/15/24	1,995,000	2,084,775
Antero Resources Corp. 5.125% 12/1/22 (b)	1,715,000	1,715,343
California Resources Corp.:
5% 1/15/20 (b)	1,295,000	1,314,425
5.5% 9/15/21 (b)	910,000	928,200
6% 11/15/24 (b)	605,000	617,100
Consolidated Energy Finance SA 6.75% 10/15/19 (b)	2,705,000	2,759,100
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 6.125% 3/1/22	2,035,000	2,055,350
Denbury Resources, Inc.:
5.5% 5/1/22	3,140,000	3,092,900
6.375% 8/15/21	7,330,000	7,659,850
Everest Acquisition LLC/Everest Acquisition Finance, Inc. 6.875% 5/1/19	3,825,000	3,978,000
Nonconvertible Bonds - continued
	Principal Amount	Value
Energy - continued
Exterran Holdings, Inc. 7.25% 12/1/18	$ 3,900,000	$ 4,007,250
Forum Energy Technologies, Inc. 6.25% 10/1/21	640,000	659,200
Gibson Energy, Inc. 6.75% 7/15/21 (b)	3,265,000	3,469,063
Hilcorp Energy I LP/Hilcorp Finance Co. 5% 12/1/24 (b)	2,495,000	2,395,200
Hornbeck Offshore Services, Inc.:
5% 3/1/21	1,100,000	979,000
5.875% 4/1/20	715,000	672,100
Northern Tier Energy LLC/Northern Tier Finance Corp.:
7.125% 11/15/20 (b)	1,200,000	1,260,000
7.125% 11/15/20	2,530,000	2,656,500
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 6.875% 2/1/21	1,570,000	1,687,750
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
5.5% 10/15/19 (b)	375,000	385,313
6.125% 10/15/21	475,000	488,063
6.25% 10/15/22 (b)	400,000	414,000
		46,694,457
Entertainment/Film - 0.3%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.:
5.25% 2/15/22 (b)	565,000	583,363
5.875% 3/15/25 (b)	1,035,000	1,086,750
		1,670,113
Food & Drug Retail - 1.0%
JBS Investments GmbH:
7.25% 4/3/24 (b)	865,000	923,388
7.75% 10/28/20 (b)	3,020,000	3,308,803
Minerva Luxmbourg SA 7.75% 1/31/23 (b)	2,266,000	2,367,970
		6,600,161
Food/Beverage/Tobacco - 2.6%
ESAL GmbH 6.25% 2/5/23 (b)	6,015,000	6,135,300
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.875% 7/15/24 (b)	3,550,000	3,567,750
7.25% 6/1/21 (b)	2,100,000	2,236,500
8.25% 2/1/20 (b)	3,860,000	4,130,200
Vector Group Ltd. 7.75% 2/15/21	550,000	596,063
		16,665,813
Gaming - 2.1%
MCE Finance Ltd. 5% 2/15/21 (b)	7,710,000	7,594,350
Nonconvertible Bonds - continued
	Principal Amount	Value
Gaming - continued
Seminole Hard Rock Entertainment, Inc. 5.875% 5/15/21 (b)	$ 855,000	$ 842,175
Wynn Macau Ltd. 5.25% 10/15/21 (b)	4,940,000	4,940,000
		13,376,525
Healthcare - 4.3%
Community Health Systems, Inc.:
5.125% 8/15/18	2,600,000	2,704,000
5.125% 8/1/21	4,835,000	5,052,575
Fresenius Medical Care U.S. Finance II, Inc.:
4.125% 10/15/20 (b)	1,505,000	1,509,703
4.75% 10/15/24 (b)	1,550,000	1,554,844
HCA Holdings, Inc.:
3.75% 3/15/19	1,190,000	1,192,975
5% 3/15/24	5,660,000	5,836,932
5.25% 4/15/25	1,050,000	1,088,063
Sabra Health Care LP/Sabra Capital Corp. 5.5% 2/1/21	7,220,000	7,490,750
Tenet Healthcare Corp. 6% 10/1/20	775,000	833,125
		27,262,967
Homebuilders/Real Estate - 3.3%
CBRE Group, Inc. 5% 3/15/23	4,505,000	4,595,100
D.R. Horton, Inc. 4.375% 9/15/22	3,215,000	3,174,813
Howard Hughes Corp. 6.875% 10/1/21 (b)	1,505,000	1,591,538
Lennar Corp. 4.125% 12/1/18	2,460,000	2,493,825
Toll Brothers Finance Corp. 4.375% 4/15/23	5,460,000	5,350,800
Weyerhaeuser Real Estate Co.:
4.375% 6/15/19 (b)	3,360,000	3,343,200
5.875% 6/15/24 (b)	345,000	351,900
		20,901,176
Leisure - 2.2%
NCL Corp. Ltd. 5% 2/15/18	6,345,000	6,345,000
Royal Caribbean Cruises Ltd.:
5.25% 11/15/22	3,825,000	3,997,125
7.5% 10/15/27	3,280,000	3,755,600
		14,097,725
Metals/Mining - 5.2%
CONSOL Energy, Inc. 5.875% 4/15/22 (b)	2,480,000	2,517,200
FMG Resources (August 2006) Pty Ltd.:
6.875% 4/1/22 (b)	1,810,000	1,868,825
8.25% 11/1/19 (b)	9,020,000	9,358,250
Nonconvertible Bonds - continued
	Principal Amount	Value
Metals/Mining - continued
Lundin Mining Corp.:
7.5% 11/1/20 (b)	$ 1,535,000	$ 1,600,238
7.875% 11/1/22 (b)	1,550,000	1,612,000
New Gold, Inc. 6.25% 11/15/22 (b)	4,130,000	4,037,075
Peabody Energy Corp.:
6% 11/15/18	2,480,000	2,399,400
6.25% 11/15/21	3,945,000	3,735,422
7.875% 11/1/26	600,000	564,000
Rain CII Carbon LLC/CII Carbon Corp.:
8% 12/1/18 (b)	1,850,000	1,905,500
8.25% 1/15/21 (b)	2,985,000	3,044,700
		32,642,610
Paper - 1.2%
Sappi Papier Holding GmbH 6.625% 4/15/21 (b)	7,190,000	7,477,600
Publishing/Printing - 1.1%
R.R. Donnelley & Sons Co.:
6.5% 11/15/23	4,025,000	4,165,875
7% 2/15/22	1,180,000	1,262,600
7.875% 3/15/21	1,130,000	1,271,250
		6,699,725
Services - 4.9%
ADT Corp.:
3.5% 7/15/22	655,000	586,225
4.125% 4/15/19	5,350,000	5,303,188
APX Group, Inc. 6.375% 12/1/19	6,690,000	6,572,925
Audatex North America, Inc. 6% 6/15/21 (b)	2,965,000	3,135,488
Bankrate, Inc. 6.125% 8/15/18 (b)	5,395,000	5,287,100
CBRE Group, Inc. 5.25% 3/15/25	625,000	639,844
FTI Consulting, Inc. 6.75% 10/1/20	7,385,000	7,791,175
IHS, Inc. 5% 11/1/22 (b)	1,450,000	1,471,750
		30,787,695
Shipping - 1.4%
Navios Maritime Holdings, Inc. 7.375% 1/15/22 (b)	8,660,000	8,703,300
Steel - 1.1%
Steel Dynamics, Inc.:
5.125% 10/1/21 (b)	1,145,000	1,185,075
5.5% 10/1/24 (b)	575,000	608,063
6.125% 8/15/19	4,845,000	5,208,375
		7,001,513
Nonconvertible Bonds - continued
	Principal Amount	Value
Technology - 3.9%
ADT Corp.:
4.125% 6/15/23	$ 630,000	$ 579,600
6.25% 10/15/21	5,110,000	5,365,500
Brocade Communications Systems, Inc. 4.625% 1/15/23	3,730,000	3,636,750
Micron Technology, Inc. 5.875% 2/15/22 (b)	3,675,000	3,858,750
Nuance Communications, Inc. 5.375% 8/15/20 (b)	8,720,000	8,763,600
Viasystems, Inc. 7.875% 5/1/19 (b)	1,960,000	2,077,600
		24,281,800
Telecommunications - 8.7%
Altice Financing SA:
6.5% 1/15/22 (b)	1,575,000	1,618,313
7.875% 12/15/19 (b)	9,840,000	10,491,900
DigitalGlobe, Inc. 5.25% 2/1/21 (b)	4,990,000	4,852,775
MasTec, Inc. 4.875% 3/15/23	2,930,000	2,798,150
Sprint Capital Corp.:
6.875% 11/15/28	1,460,000	1,419,850
8.75% 3/15/32	1,850,000	2,067,375
Sprint Communications, Inc.:
7% 3/1/20 (b)	4,705,000	5,248,428
9% 11/15/18 (b)	8,865,000	10,427,456
T-Mobile U.S.A., Inc.:
5.25% 9/1/18	3,335,000	3,460,063
6% 3/1/23	1,150,000	1,184,500
6.375% 3/1/25	1,925,000	1,977,938
6.464% 4/28/19	6,045,000	6,301,913
6.625% 4/1/23	975,000	1,028,625
Wind Acquisition Finance SA 4.75% 7/15/20 (b)	2,000,000	1,955,000
		54,832,286
TOTAL NONCONVERTIBLE BONDS (Cost $520,197,571)		531,549,399
Nonconvertible Preferred Stocks - 0.6%
Shares
Banks & Thrifts - 0.6%
Royal Bank of Scotland Group PLC Series S, 6.60% (Cost $3,459,083)	141,423	3,510,119
Bank Loan Obligations - 10.0%
	Principal Amount	Value
Aerospace - 0.1%
TransDigm, Inc. Tranche D, term loan 3.75% 6/4/21 (e)	$ 837,900	$ 823,237
Air Transportation - 0.4%
American Airlines, Inc. Tranche B, term loan 4.25% 10/10/21 (e)	2,465,000	2,452,675
Automotive - 0.1%
Chrysler Group LLC term loan 3.25% 12/31/18 (e)	945,250	935,798
Cable TV - 0.8%
Charter Communications Operating LLC Tranche F, term loan 3% 1/3/21 (e)	3,840,401	3,729,989
Numericable LLC:
Tranche B 1LN, term loan 4.5% 5/8/20 (e)	638,023	638,923
Tranche B 2LN, term loan 4.5% 5/8/20 (e)	551,977	552,755
		4,921,667
Containers - 0.3%
Ardagh Holdings U.S.A., Inc. Tranche B, term loan 4% 12/17/19 (e)	1,705,000	1,690,081
Diversified Financial Services - 0.4%
Delos Finance SARL Tranche B LN, term loan 3.5% 3/6/21 (e)	1,155,000	1,148,266
TransUnion LLC Tranche B, term loan 4% 4/9/21 (e)	1,440,000	1,421,107
		2,569,373
Electric Utilities - 0.9%
Calpine Construction Finance Co. LP Tranche B 1LN, term loan 3% 5/3/20 (e)	4,108,164	3,979,784
Exgen Texas Power LLC Tranche B, term loan 5.75% 9/18/21 (e)	915,000	915,000
Southwire LLC, Tranche B, term loan 3.25% 2/10/21 (e)	631,825	612,870
		5,507,654
Energy - 0.6%
Energy Transfer Equity LP Tranche B, term loan 3.25% 12/2/19 (e)	1,860,000	1,820,810
Fieldwood Energy, LLC Tranche B 1LN, term loan 3.875% 9/30/18 (e)	297,274	289,842
Seadrill Operating LP Tranche B, term loan 4% 2/21/21 (e)	2,000,360	1,887,560
		3,998,212
Gaming - 2.5%
Aristocrat International (Pty) Ltd. Tranche B, term loan 4.75% 10/20/21 (e)	4,140,000	4,114,125
Bank Loan Obligations - continued
	Principal Amount	Value
Gaming - continued
Las Vegas Sands LLC Tranche B, term loan 3.25% 12/19/20 (e)	$ 10,264,539	$ 10,226,047
Scientific Games Corp. Tranch B 2LN, term loan 6% 10/21/21 (e)	1,660,000	1,624,808
		15,964,980
Healthcare - 0.8%
Endo Luxembourg Finance I Comp Tranche B, term loan 3.25% 2/28/21 (e)	1,845,725	1,821,509
Grifols, S.A. Tranche B, term loan 3.154% 2/27/21 (e)	3,019,825	2,982,077
		4,803,586
Leisure - 0.0%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 4.75% 5/30/21 (e)	154,613	154,226
Metals/Mining - 0.9%
Fortescue Metals Group Ltd. Tranche B, term loan 3.75% 6/30/19 (e)	2,953,242	2,879,411
Peabody Energy Corp. Tranche B, term loan 4.25% 9/24/20 (e)	2,915,550	2,806,217
		5,685,628
Services - 0.6%
Garda World Security Corp.:
term loan 4% 11/8/20 (e)	2,820,388	2,756,929
Tranche DD, term loan 4% 11/8/20 (e)	721,495	705,261
		3,462,190
Technology - 1.6%
DealerTrack Holdings, Inc. Tranche B LN, term loan 3.5% 2/28/21 (e)	1,741,090	1,719,326
Dell International LLC Tranche B, term loan 4.5% 4/29/20 (e)	3,276,376	3,280,635
Infor U.S., Inc. Tranche B 5LN, term loan 3.75% 6/3/20 (e)	3,151,770	3,104,493
NXP BV Tranche D, term loan 3.25% 1/11/20 (e)	1,826,550	1,806,001
		9,910,455
TOTAL BANK LOAN OBLIGATIONS (Cost $63,470,392)		62,879,762
Preferred Securities - 2.0%
	Principal Amount	Value
Banks & Thrifts - 2.0%
Barclays Bank PLC 7.625% 11/21/22	$ 10,410,000	$ 11,694,136
Credit Agricole SA 6.625% (b)(c)(e)	1,140,000	1,121,319
TOTAL PREFERRED SECURITIES (Cost $12,088,608)		12,815,455
Money Market Funds - 1.8%
	Shares
Fidelity Cash Central Fund, 0.11% (a) (Cost $11,617,935)	11,617,935	11,617,935
TOTAL INVESTMENT PORTFOLIO - 99.0% (Cost $610,833,589)		622,372,670
NET OTHER ASSETS (LIABILITIES) - 1.0%		6,136,497
NET ASSETS - 100%		$ 628,509,167
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $246,683,954 or 39.2% of net assets.

(c) Security is perpetual in nature with no stated maturity date.
(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 90,396
Other Information

The following is a summary of the inputs used, as of October 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Financials	$ 3,510,119	$ 3,510,119	$ -	$ -
Corporate Bonds	531,549,399	-	531,549,399	-
Bank Loan Obligations	62,879,762	-	62,879,762	-
Preferred Securities	12,815,455	-	12,815,455	-
Money Market Funds	11,617,935	11,617,935	-	-
Total Investments in Securities:	$ 622,372,670	$ 15,128,054	$ 607,244,616	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	69.0%
Bermuda	4.6%
Canada	4.5%
Luxembourg	3.8%
Australia	3.4%
Austria	2.8%
United Kingdom	2.7%
France	2.2%
Cayman Islands	2.0%
Marshall Islands	1.7%
Ireland	1.5%
Liberia	1.2%
Others (Individually Less Than 1%)	0.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	October 31, 2014 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $599,215,654)	$ 610,754,735
Fidelity Central Funds (cost $11,617,935)	11,617,935
Total Investments (cost $610,833,589)		$ 622,372,670
Cash		1,000,819
Receivable for investments sold		13,923,781
Receivable for fund shares sold		2,121,303
Interest receivable		8,672,051
Distributions receivable from Fidelity Central Funds		2,153
Prepaid expenses		1,170
Other receivables		2,054
Total assets		648,096,001

Liabilities
Payable for investments purchased Regular delivery	$ 15,009,522
Delayed delivery	1,545,000
Payable for fund shares redeemed	365,553
Distributions payable	2,205,410
Accrued management fee	284,118
Other affiliated payables	137,706
Other payables and accrued expenses	39,525
Total liabilities		19,586,834

Net Assets		$ 628,509,167
Net Assets consist of:
Paid in capital		$ 607,307,904
Undistributed net investment income		2,295,715
Accumulated undistributed net realized gain (loss) on investments		7,366,467
Net unrealized appreciation (depreciation) on investments		11,539,081
Net Assets, for 70,329,382 shares outstanding		$ 628,509,167
Net Asset Value, offering price and redemption price per share ($628,509,167 ÷ 70,329,382 shares)		$ 8.94

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended October 31, 2014 (Unaudited)

Investment Income
Dividends		$ 382,728
Interest		17,808,536
Income from Fidelity Central Funds		90,396
Total income		18,281,660

Expenses
Management fee	$ 1,891,029
Transfer agent fees	760,658
Accounting fees and expenses	129,926
Custodian fees and expenses	5,377
Independent trustees' compensation	1,504
Registration fees	24,233
Audit	37,869
Legal	1,180
Interest	798
Miscellaneous	3,866
Total expenses before reductions	2,856,440
Expense reductions	(568)	2,855,872
Net investment income (loss)		15,425,788
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		7,521,617
Change in net unrealized appreciation (depreciation) on investment securities		(13,286,866)
Net gain (loss)		(5,765,249)
Net increase (decrease) in net assets resulting from operations		$ 9,660,539

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended October 31, 2014 (Unaudited)	Year ended April 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 15,425,788	$ 37,582,799
Net realized gain (loss)	7,521,617	24,296,245
Change in net unrealized appreciation (depreciation)	(13,286,866)	(36,142,102)
Net increase (decrease) in net assets resulting from operations	9,660,539	25,736,942
Distributions to shareholders from net investment income	(14,763,577)	(37,144,212)
Distributions to shareholders from net realized gain	(8,646,491)	(28,605,506)
Total distributions	(23,410,068)	(65,749,718)
Share transactions Proceeds from sales of shares	74,598,986	121,063,941
Reinvestment of distributions	20,361,880	56,743,385
Cost of shares redeemed	(206,927,918)	(286,316,444)
Net increase (decrease) in net assets resulting from share transactions	(111,967,052)	(108,509,118)
Redemption fees	72,792	70,066
Total increase (decrease) in net assets	(125,643,789)	(148,451,828)

Net Assets
Beginning of period	754,152,956	902,604,784
End of period (including undistributed net investment income of $2,295,715 and undistributed net investment income of $1,633,504, respectively)	$ 628,509,167	$ 754,152,956
Other Information Shares
Sold	8,348,345	13,244,921
Issued in reinvestment of distributions	2,256,685	6,231,331
Redeemed	(22,999,945)	(31,275,660)
Net increase (decrease)	(12,394,915)	(11,799,408)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended October 31, 2014	Years ended April 30,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 9.12	$ 9.55	$ 9.23	$ 9.42	$ 9.44	$ 8.19
Income from Investment Operations
Net investment income (loss) D	.207	.444	.489	.538	.609	.700
Net realized and unrealized gain (loss)	(.084)	(.102)	.402	.045	.351	1.232
Total from investment operations	.123	.342	.891	.583	.960	1.932
Distributions from net investment income	(.197)	(.438)	(.468)	(.544)	(.593)	(.625)
Distributions from net realized gain	(.107)	(.335)	(.104)	(.230)	(.390)	(.060)
Total distributions	(.304)	(.773)	(.572)	(.774)	(.983)	(.685)
Redemption fees added to paid in capital D	.001	.001	.001	.001	.003	.003
Net asset value, end of period	$ 8.94	$ 9.12	$ 9.55	$ 9.23	$ 9.42	$ 9.44
Total Return B, C	1.38%	3.92%	9.99%	6.65%	11.06%	24.37%
Ratios to Average Net Assets E, G
Expenses before reductions	.84% A	.83%	.81%	.82%	.81%	.79%
Expenses net of fee waivers, if any	.84% A	.83%	.81%	.82%	.81%	.79%
Expenses net of all reductions	.84% A	.83%	.81%	.82%	.81%	.79%
Net investment income (loss)	4.54% A	4.86%	5.23%	5.92%	6.57%	7.85%
Supplemental Data
Net assets, end of period (000 omitted)	$ 628,509	$ 754,153	$ 902,605	$ 941,643	$ 770,459	$ 467,626
Portfolio turnover rateF	71% A	77%	47%	52%	48%	93%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2014 (Unaudited)

1. Organization.

Fidelity® Focused High Income Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of October 31, 2014, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations.

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 16,305,518
Gross unrealized depreciation	(4,303,919)
Net unrealized appreciation (depreciation) on securities	$ 12,001,599

Tax cost	$ 610,371,071

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Loans and Other Direct Debt Instruments - continued

These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $232,247,973 and $344,706,343, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .56% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .22% of average net assets.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Accounting Fees. Fidelity Service Company, Inc. (FSC), maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company (FMR) or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding.

The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 11,045,125.33%		$ 798

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $481 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $491.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $77.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Focused High Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2014 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. In connection with separate internal corporate reorganizations involving Fidelity Management & Research (U.K.) Inc. (FMR U.K.) and Fidelity Management & Research (Japan) Inc. (FMR Japan), the Board approved certain non-material amendments to the fund's sub-advisory agreements with FMR U.K. and FMR Japan to reflect that, after these reorganizations, FMR Investment Management (UK) Limited and Fidelity Management & Research (Japan) Limited will carry on the business of FMR U.K. and FMR Japan, respectively. The Board noted that no changes to the portfolio managers or to the foreign research or investment advisory services provided to the fund were expected in connection with either reorganization and that the same personnel and resources would continue to be available to the fund at the new entities.

Semiannual Report

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of FMR and the sub-advisers (together, the Investment Advisers), and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading and risk management capabilities and resources and global compliance infrastructure, which are an integral part of the investment management process.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for income-oriented solutions; (iv) reducing fund expenses for certain index funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching sector-based exchange-traded funds and establishing a new Fidelity adviser to manage sector-based funds and products; (viii) continuing to develop and implement technology to improve security and increase efficiency; (ix) modifying the eligibility criteria for certain share classes to increase their marketability to a portion of the defined contribution plan market; (x) waiving redemption fees for certain qualified fund-of-fund and wrap programs and certain retirement plan transactions; and (xi) launching new Institutional Class shares of certain money market funds to attract and retain assets and to fill a gap in the money market fund lineup.

Semiannual Report

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"). In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods which may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; tactical opportunities for investment; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Focused High Income Fund

The Board has discussed the fund's underperformance with FMR and has engaged with FMR to consider what steps might be taken to remediate the fund's underperformance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Semiannual Report

Fidelity Focused High Income Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2013.

The Board also noted that, in August 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the fund's total expense ratio, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked below its competitive median for 2013.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Semiannual Report

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) Fidelity's strategic marketing and product lineup goals; (iii) the methodology with respect to competitive fund data and peer group classifications; (iv) the arrangements with, and performance of, certain sub-advisers on behalf of the Fidelity funds, as well as certain proposed participating affiliate arrangements; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, including the rationale for the individual fee rates of certain categories of funds and the definition of group assets; (vii) trends regarding industry use of performance fee structures and the performance adjustment methodologies applicable to the Fidelity funds; (viii) additional competitive analysis regarding the total expenses for certain classes; (ix) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results; and (x) the process by which Fidelity determines sub-advisory fees for funds it advises.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

FFH-USAN-1214
1.801608.110

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor®

Global High Income

Fund - Institutional Class

Semiannual Report

October 31, 2014

(Fidelity Cover Art)

Institutional Class
is a class of Fidelity®
Global High Income Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2014 to October 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value May 1, 2014	Ending Account Value October 31, 2014	Expenses Paid During Period* May 1, 2014 to October 31, 2014
Class A	1.22%
Actual		$ 1,000.00	$ 1,007.60	$ 6.17
HypotheticalA		$ 1,000.00	$ 1,019.06	$ 6.21
Class T	1.25%
Actual		$ 1,000.00	$ 1,007.50	$ 6.33
HypotheticalA		$ 1,000.00	$ 1,018.90	$ 6.36
Class C	2.00%
Actual		$ 1,000.00	$ 1,003.70	$ 10.10
HypotheticalA		$ 1,000.00	$ 1,015.12	$ 10.16
Global High Income	1.00%
Actual		$ 1,000.00	$ 1,008.70	$ 5.06
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
Institutional Class	.96%
Actual		$ 1,000.00	$ 1,008.90	$ 4.86
HypotheticalA		$ 1,000.00	$ 1,020.37	$ 4.89

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Holdings as of October 31, 2014
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
HCA Holdings, Inc.	1.5	1.8
International Lease Finance Corp.	1.4	2.0
Ally Financial, Inc.	1.3	2.0
TXU Corp.	1.2	0.4
Digicel Group Ltd.	1.1	0.6
	6.5
Top Five Countries as of October 31, 2014
(excluding short-term investments and net other assets)	% of fund's net assets	% of fund's net assets 6 months ago
United States of America	49.9	47.4
Cayman Islands	7.2	6.2
Luxembourg	4.8	6.9
Netherlands	4.0	4.1
United Kingdom	3.5	2.9
Top Five Market Sectors as of October 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Banks & Thrifts	11.3	9.8
Telecommunications	10.7	11.3
Energy	9.2	8.7
Homebuilders/Real Estate	7.0	6.3
Diversified Financial Services	6.9	7.6
Quality Diversification (% of fund's net assets)
As of October 31, 2014	As of April 30, 2014
AAA,AA,A 0.0%	AAA,AA,A 0.8%
BBB 4.0%	BBB 5.3%
BB 37.0%	BB 36.7%
B 37.2%	B 36.4%
CCC,CC,C 13.5%	CCC,CC,C 11.4%
D 0.0%	D 0.0%†
Not Rated 4.3%	Not Rated 2.8%
Equities 2.1%	Equities 2.3%
Short-Term Investments and Net Other Assets 1.9%	Short-Term Investments and Net Other Assets 4.3%

† Amount represents less than 0.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of October 31, 2014 *		As of April 30, 2014 **
	Corporate Bonds 86.5%		Corporate Bonds 83.5%
	Government Obligations 0.0%		Government Obligations 0.7%
	Stocks 2.1%		Stocks 2.3%
	Preferred Securities 6.4%		Preferred Securities 4.8%
	Bank Loan Obligations 3.1%		Bank Loan Obligations 4.4%
	Short-Term Investments and Net Other Assets (Liabilities) 1.9%		Short-Term Investments and Net Other Assets (Liabilities) 4.3%
* Foreign investments	48.2%	** Foreign investments	48.3%

Semiannual Report

Investments October 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 86.5%
		Principal Amount (d)	Value
Aerospace - 0.2%
GenCorp, Inc. 7.125% 3/15/21		$ 230,000	$ 244,375
TransDigm, Inc. 6.5% 7/15/24		225,000	231,750
			476,125
Air Transportation - 0.6%
Aeropuertos Argentina 2000 SA 10.75% 12/1/20 (Reg. S)		340,000	361,420
BW Group Ltd. 6.625% 6/28/17 (Reg. S)		100,000	104,500
Continental Airlines, Inc. 6.125% 4/29/18		55,000	58,025
U.S. Airways Group, Inc. 6.125% 6/1/18		470,000	485,275
United Continental Holdings, Inc. 6.375% 6/1/18		45,000	47,025
			1,056,245
Automotive - 2.2%
Banque PSA Finance 4.25% 2/25/16	EUR	100,000	130,202
Chassix, Inc. 9.25% 8/1/18 (f)		90,000	87,300
Dana Holding Corp.:
5.375% 9/15/21		200,000	208,000
6% 9/15/23		200,000	210,000
Fiat Industrial Finance Europe SA 6.25% 3/9/18	EUR	100,000	140,311
Gates Global LLC / Gates Global Co. 6% 7/15/22 (f)		250,000	242,500
General Motors Acceptance Corp. 8% 11/1/31		311,000	396,136
Gestamp Funding SA 5.875% 5/31/20 (Reg. S)	EUR	100,000	131,863
Penske Automotive Group, Inc. 5.75% 10/1/22		225,000	234,000
Peugeot Citroen SA 7.375% 3/6/18	EUR	100,000	144,235
PT Gadjah Tunggal Tbk 7.75% 2/6/18 (Reg. S)		200,000	201,000
Samvardhana Motherson Automotive Systems Group BV 4.125% 7/15/21 (Reg. S)	EUR	150,000	182,380
Schaeffler Finance BV 3.5% 5/15/22 (Reg. S)	EUR	100,000	124,820
Schaeffler Holding Finance BV:
6.25% 11/15/19 pay-in-kind (f)(h)		220,000	227,700
6.75% 11/15/22 pay-in-kind (f)(h)		45,000	47,588
6.875% 8/15/18 (Reg. S) (h)	EUR	100,000	131,581
6.875% 8/15/18 pay-in-kind (f)(h)		225,000	235,688
Tata Motors Ltd. 4.625% 4/30/20		200,000	203,234
Tenedora Nemak SA de CV 5.5% 2/28/23 (f)		750,000	779,775
			4,058,313
Banks & Thrifts - 7.7%
Ally Financial, Inc.:
7.5% 9/15/20		1,149,000	1,367,310
8% 3/15/20		149,000	179,173
Bank of Baroda (London) 6.625% 5/25/22 (h)		200,000	205,882
Bank of Ceylon 5.325% 4/16/18 (Reg. S)		200,000	203,000
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Banks & Thrifts - continued
Bank of India - London Branch 6.625% 9/22/21 (h)		$ 200,000	$ 203,000
Bank of Ireland 10% 12/19/22	EUR	200,000	321,182
BBVA Bancomer SA 7.25% 4/22/20 (f)		750,000	853,575
BBVA Paraguay SA 9.75% 2/11/16 (f)		400,000	424,284
Canara Bank Ltd. 6.365% 11/28/21 (h)		100,000	102,061
Commerzbank AG 7.75% 3/16/21	EUR	200,000	306,395
Credit Suisse Group 5.75% 9/18/25 (Reg. S) (h)	EUR	200,000	278,801
FBN Finance Co. BV 8.25% 8/7/20 (f)(h)		200,000	199,500
Finansbank A/S 6.25% 4/30/19 (f)		200,000	209,340
Georgia Bank Joint Stock Co. 7.75% 7/5/17 (f)		850,000	899,530
GMAC LLC:
8% 12/31/18		30,000	34,800
8% 11/1/31		1,495,000	1,902,354
GTB Finance BV 6% 11/8/18 (f)		400,000	394,000
HBOS PLC 4.5% 3/18/30 (h)	EUR	300,000	411,810
HSBK BV 7.25% 5/3/17 (f)		400,000	424,480
Hypo Alpe-Adria-Bank International AG 4.25% 10/31/16	EUR	400,000	419,429
ICICI Bank Ltd. 6.375% 4/30/22 (Reg. S) (h)		300,000	310,140
Itau Unibanco Holding SA 6.2% 12/21/21 (f)		750,000	798,975
JSC Halyk Bank of Kazakhstan 7.25% 1/28/21 (f)		400,000	428,480
National Savings Bank 8.875% 9/18/18 (Reg. S)		200,000	226,760
Ocwen Financial Corp. 6.625% 5/15/19 (f)		50,000	47,000
Rabobank Nederland 6.875% 3/19/20 (Reg. S)	EUR	250,000	372,029
Royal Bank of Scotland Group PLC:
5.125% 5/28/24		582,000	589,431
6% 12/19/23		510,000	548,689
Turkiye Garanti Bankasi A/S 4.75% 10/17/19 (f)		400,000	405,824
Turkiye Halk Bankasi A/S 3.875% 2/5/20 (f)		200,000	190,700
UT2 Funding PLC 5.321% 6/30/16 (c)	EUR	50,000	63,503
Yapi ve Kredi Bankasi A/S 4% 1/22/20 (f)		400,000	383,000
Zenith Bank PLC 6.25% 4/22/19 (f)		600,000	591,000
			14,295,437
Broadcasting - 1.0%
AMC Networks, Inc.:
4.75% 12/15/22		100,000	99,250
7.75% 7/15/21		5,000	5,450
Clear Channel Communications, Inc. 5.5% 12/15/16		190,000	180,025
EN Germany Holdings BV 10.75% 11/15/15 (Reg. S)	EUR	204,000	254,364
Ottawa Holdings Pte Ltd. 5.875% 5/16/18 (Reg. S)		200,000	173,750
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Broadcasting - continued
Polish Television Holding BV 11% 1/15/21 pay-in-kind (Reg. S) (h)	EUR	200,000	$ 291,483
TV Azteca SA de CV:
7.5% 5/25/18 (Reg. S)		750,000	783,803
7.625% 9/18/20 (Reg S.)		100,000	104,250
			1,892,375
Building Materials - 1.5%
Alam Synergy Pte. Ltd. 6.95% 3/27/20 (Reg. S)		200,000	198,000
American Builders & Contractors Supply Co., Inc. 5.625% 4/15/21 (f)		70,000	70,875
CEMEX Finance LLC 5.25% 4/1/21 (Reg. S)	EUR	100,000	128,949
CEMEX S.A.B. de CV 5.2331% 9/30/15 (f)(h)		345,000	351,572
China Shanshui Cement Group Ltd.:
8.5% 5/25/16 (Reg. S)		200,000	207,000
10.5% 4/27/17 (Reg. S)		200,000	215,250
HeidelbergCement Finance BV 9.5% 12/15/18 (Reg. S)	EUR	100,000	161,776
HMAN Finance Sub Corp. 6.375% 7/15/22 (f)		100,000	97,250
Modern Land China Co. Ltd. 13.875% 11/4/18 (Reg. S)		100,000	100,190
Nortek, Inc. 8.5% 4/15/21		120,000	129,000
Rearden G Holdings Eins GmbH 7.875% 3/30/20 (f)		400,000	412,000
Titan Global Finance PLC 4.25% 7/10/19 (Reg. S)	EUR	300,000	364,667
USG Corp.:
5.875% 11/1/21 (f)		50,000	51,625
9.75% 1/15/18		135,000	155,588
West China Cement Ltd. 6.5% 9/11/19		200,000	194,376
			2,838,118
Cable TV - 5.0%
Altice SA 7.75% 5/15/22 (f)		1,385,000	1,454,250
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.75% 1/15/24		865,000	885,544
6.625% 1/31/22		240,000	255,000
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (f)		45,000	46,913
Cequel Communications Holdings I LLC/Cequel Capital Corp. 5.125% 12/15/21 (f)		455,000	444,194
DISH DBS Corp. 5% 3/15/23		670,000	667,488
Lynx I Corp. 5.375% 4/15/21 (f)		200,000	207,500
Lynx II Corp. 6.375% 4/15/23 (f)		200,000	211,500
Mediacom Broadband LLC/Mediacom Broadband Corp. 5.5% 4/15/21		290,000	295,075
Nara Cable Funding Ltd. 8.875% 12/1/18 (Reg. S)	EUR	300,000	393,878
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Cable TV - continued
Numericable Group SA:
5.375% 5/15/22 (Reg. S)	EUR	150,000	$ 195,198
6% 5/15/22 (f)		1,305,000	1,334,363
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (f)		210,000	219,975
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
5.125% 1/21/23 (Reg. S)	EUR	250,000	334,043
5.5% 9/15/22 (Reg. S)	EUR	400,000	537,411
5.5% 1/15/23 (f)		200,000	208,500
7.5% 3/15/19 (Reg. S)	EUR	400,000	528,223
UPCB Finance III Ltd. 6.625% 7/1/20 (f)		145,000	152,613
UPCB Finance V Ltd. 7.25% 11/15/21 (f)		150,000	165,000
UPCB Finance VI Ltd. 6.875% 1/15/22 (f)		150,000	163,875
VTR Finance BV 6.875% 1/15/24 (f)		600,000	630,000
			9,330,543
Capital Goods - 0.8%
AECOM Technology Corp.:
5.75% 10/15/22 (f)		95,000	99,988
5.875% 10/15/24 (f)		80,000	84,600
Norcell Sweden Holding 2 AB 10.75% 9/29/19 (Reg. S)	EUR	65,000	90,741
Shale-Inland Holdings LLC/Shale-Inland Finance Corp. 8.75% 11/15/19 (f)		180,000	186,300
Sparkle Assets Ltd. 6.875% 1/30/20 (Reg. S)		200,000	202,760
Wendel SA:
3.75% 1/21/21	EUR	100,000	138,641
5.875% 9/17/19	EUR	200,000	300,443
Zoomlion HK SPV Co. Ltd.:
6.125% 12/20/22 (Reg. S)		200,000	189,000
6.875% 4/5/17 (Reg. S)		200,000	203,000
			1,495,473
Chemicals - 1.7%
Braskem Finance Ltd. 6.45% 2/3/24		200,000	212,150
Brenntag Finance BV 5.5% 7/19/18 (Reg. S)	EUR	150,000	214,289
Chemtura Corp. 5.75% 7/15/21		115,000	114,713
Hexion U.S. Finance Corp. 6.625% 4/15/20		478,000	478,000
INEOS Group Holdings SA 5.75% 2/15/19 (Reg. S)	EUR	250,000	311,853
Kerling PLC 10.625% 2/1/17 (Reg. S)	EUR	200,000	256,896
LSB Industries, Inc. 7.75% 8/1/19		85,000	90,712
OCP SA 5.625% 4/25/24 (f)		200,000	209,790
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Chemicals - continued
PolyOne Corp. 5.25% 3/15/23		$ 250,000	$ 250,625
Rockwood Specialties Group, Inc. 4.625% 10/15/20		145,000	151,380
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19		440,000	465,300
U.S. Coatings Acquisition, Inc./Flash Dutch 2 BV 7.375% 5/1/21 (f)		150,000	162,375
W.R. Grace & Co. - Conn 5.625% 10/1/24 (f)		55,000	57,956
Yingde Gases Investment Ltd. 7.25% 2/28/20 (Reg. S)		100,000	99,750
			3,075,789
Consumer Products - 0.6%
Dometic Group AB 9.5% 6/26/19 (Reg S.)	EUR	200,000	236,845
Prestige Brands, Inc.:
5.375% 12/15/21 (f)		320,000	309,600
8.125% 2/1/20		25,000	26,750
Revlon Consumer Products Corp. 5.75% 2/15/21		415,000	415,000
Spectrum Brands Holdings, Inc.:
6.375% 11/15/20		45,000	47,700
6.625% 11/15/22		55,000	58,988
			1,094,883
Containers - 1.5%
Ardagh Finance Holdings SA 8.625% 6/15/19 pay-in-kind (f)(h)		200,000	197,985
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
6% 6/30/21 (f)		245,000	241,631
7% 11/15/20 (f)		35,294	36,000
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (f)		65,000	61,100
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23		455,000	447,038
OI European Group BV:
4.875% 3/31/21 (Reg. S)	EUR	150,000	202,070
6.75% 9/15/20 (Reg. S)	EUR	200,000	293,362
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20		750,000	780,000
7.875% 8/15/19		250,000	267,813
SGD Group SA 5.625% 5/15/19 (Reg S.)	EUR	100,000	120,255
Tekni-Plex, Inc. 9.75% 6/1/19 (f)		84,000	91,770
			2,739,024
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Diversified Financial Services - 5.4%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 4.5% 5/15/21 (f)		$ 455,000	$ 459,550
Aircastle Ltd. 5.125% 3/15/21		395,000	399,938
Arrow Global Finance PLC 5.368% 11/1/21 (h)	EUR	200,000	245,617
Boing Group Financing PLC 6.625% 7/15/19 (Reg. S)	EUR	500,000	588,981
CIT Group, Inc.:
5% 8/15/22		270,000	282,488
5% 8/1/23		540,000	563,625
Comcel Trust 6.875% 2/6/24 (f)		400,000	428,000
Credito Real S.A.B. de CV 7.5% 3/13/19 (f)		400,000	422,000
GCS Holdco Finance I SA 6.5% 11/15/18 (Reg. S)	EUR	100,000	129,544
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 5.875% 2/1/22		530,000	544,575
International Lease Finance Corp.:
5.875% 8/15/22		1,075,000	1,166,375
8.625% 1/15/22		1,255,000	1,556,200
International Personal Finance PLC 11.5% 8/6/15	EUR	360,000	478,202
SLM Corp.:
5.5% 1/25/23		670,000	670,000
6.125% 3/25/24		420,000	433,654
8% 3/25/20		190,000	218,025
UPCB Finance Ltd.:
6.375% 7/1/20 (Reg. S)	EUR	500,000	657,904
7.625% 1/15/20 (Reg. S)	EUR	250,000	327,699
Verisure Holding AB 8.75% 9/1/18 (Reg. S)	EUR	300,000	400,381
			9,972,758
Diversified Media - 0.6%
Clear Channel Worldwide Holdings, Inc.:
Series A:
6.5% 11/15/22		100,000	103,000
7.625% 3/15/20		65,000	68,575
Series B, 6.5% 11/15/22		275,000	284,625
Lamar Media Corp.:
5.375% 1/15/24		120,000	124,200
5.875% 2/1/22		55,000	58,025
MDC Partners, Inc. 6.75% 4/1/20 (f)		30,000	31,125
National CineMedia LLC:
6% 4/15/22		300,000	303,750
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Diversified Media - continued
National CineMedia LLC: - continued
7.875% 7/15/21		$ 35,000	$ 37,275
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (f)		135,000	137,025
			1,147,600
Electric Utilities - 5.6%
Calpine Corp. 7.875% 1/15/23 (f)		459,000	508,343
Enel SpA 5% 1/15/75 (h)	EUR	100,000	132,063
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc. 12.25% 3/1/22 (c)(f)		1,455,000	1,731,450
GenOn Energy, Inc. 9.875% 10/15/20		385,000	399,438
Global Partners LP/GLP Finance Corp. 6.25% 7/15/22 (f)		60,000	59,400
InterGen NV 7% 6/30/23 (f)		1,110,000	1,062,825
Listrindo Capital BV:
6.95% 2/21/19 (f)		400,000	426,000
6.95% 2/21/19 (Reg. S)		200,000	213,000
Majapahit Holding BV 8% 8/7/19 (Reg. S)		200,000	234,500
Mirant Americas Generation LLC 9.125% 5/1/31		50,000	46,750
NRG Energy, Inc. 6.625% 3/15/23		645,000	680,475
NSG Holdings II, LLC 7.75% 12/15/25 (f)		375,000	404,063
PT Perusahaan Listrik Negara:
5.25% 10/24/42 (Reg. S)		200,000	181,000
5.5% 11/22/21 (Reg. S)		200,000	212,500
RJS Power Holdings LLC 5.125% 7/15/19 (f)		410,000	407,950
Techem Energy Metering Service GmbH & Co. KG 7.875% 10/1/20 (Reg. S)	EUR	100,000	138,212
Techem GmbH 6.125% 10/1/19 (Reg. S)	EUR	300,000	402,524
The AES Corp.:
4.875% 5/15/23		520,000	518,700
5.5% 3/15/24		140,000	143,150
7.375% 7/1/21		35,000	39,933
8% 10/15/17		3,000	3,405
TXU Corp.:
5.55% 11/15/14 (c)(j)		1,361,000	1,075,190
6.5% 11/15/24 (c)(j)		475,000	375,250
6.55% 11/15/34 (c)(j)		1,000,000	790,000
Viridian Group Fundco Ii Ltd. 11.125% 4/1/17 (Reg. S)	EUR	161,000	215,880
			10,402,001
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Energy - 8.6%
Afren PLC 10.25% 4/8/19 (f)		$ 293,000	$ 304,779
American Energy-Permian Basin LLC/ AEPB Finance Corp.:
6.7413% 8/1/19 (f)(h)		215,000	190,275
7.125% 11/1/20 (f)		235,000	203,275
7.375% 11/1/21 (f)		260,000	227,500
AmeriGas Finance LLC/AmeriGas Finance Corp. 6.75% 5/20/20		85,000	90,525
Antero Resources Corp. 5.125% 12/1/22 (f)		420,000	420,084
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. 5.875% 8/1/23		205,000	212,688
California Resources Corp.:
5.5% 9/15/21 (f)		260,000	265,200
6% 11/15/24 (f)		170,000	173,400
Chesapeake Energy Corp.:
5.375% 6/15/21		430,000	448,275
5.75% 3/15/23		250,000	273,750
Chesapeake Midstream Partners LP/CHKM Finance Corp.:
5.875% 4/15/21		250,000	264,375
6.125% 7/15/22		170,000	184,875
Chesapeake Oilfield Operating LLC 6.625% 11/15/19 (e)		65,000	64,350
Clayton Williams Energy, Inc. 7.75% 4/1/19		390,000	386,588
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6.125% 3/1/22		175,000	176,750
7.75% 4/1/19		150,000	157,688
Diamondback Energy, Inc. 7.625% 10/1/21		195,000	207,188
DTEK Finance BV 9.5% 4/28/15 (f)		100,000	86,750
Dynegy Finance I, Inc./Dynegy Finance II, Inc.:
6.75% 11/1/19 (f)		125,000	129,375
7.375% 11/1/22 (f)		125,000	132,188
7.625% 11/1/24 (f)		125,000	132,500
EDC Finance Ltd. 4.875% 4/17/20 (f)		400,000	362,000
Endeavor Energy Resources LP/EER Finance, Inc. 7% 8/15/21 (f)		410,000	414,100
Energy Transfer Equity LP 7.5% 10/15/20		30,000	34,500
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 9/1/22		110,000	116,050
Everest Acquisition LLC/Everest Acquisition Finance, Inc. 9.375% 5/1/20		215,000	234,888
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Energy - continued
Exterran Partners LP/EXLP Finance Corp. 6% 10/1/22 (f)		$ 250,000	$ 240,000
Forum Energy Technologies, Inc. 6.25% 10/1/21		135,000	139,050
Genesis Energy LP/Genesis Energy Finance Corp. 5.75% 2/15/21		95,000	95,475
Gibson Energy, Inc. 6.75% 7/15/21 (f)		370,000	393,125
Gulfmark Offshore, Inc. 6.375% 3/15/22		340,000	309,400
Hiland Partners LP/Finance Corp. 7.25% 10/1/20 (f)		80,000	84,600
Hilcorp Energy I LP/Hilcorp Finance Co. 5% 12/1/24 (f)		255,000	244,800
Indo Energy Finance II BV 6.375% 1/24/23		200,000	161,500
Kodiak Oil & Gas Corp.:
5.5% 1/15/21		80,000	81,200
5.5% 2/1/22		175,000	178,500
Kosmos Energy Ltd. 7.875% 8/1/21 (f)		200,000	184,000
Laredo Petroleum Holdings, Inc. 5.625% 1/15/22		340,000	334,900
Offshore Group Investment Ltd.:
7.125% 4/1/23		530,000	437,250
7.5% 11/1/19		560,000	477,400
Pacific Drilling V Ltd. 7.25% 12/1/17 (f)		380,000	376,675
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (f)		775,000	827,313
Pan American Energy LLC 7.875% 5/7/21 (f)		700,000	743,750
Rose Rock Midstream LP/ Rose Rock Finance Corp. 5.625% 7/15/22		125,000	124,688
Rosetta Resources, Inc.:
5.625% 5/1/21		225,000	218,250
5.875% 6/1/24		140,000	134,400
RSP Permian, Inc. 6.625% 10/1/22 (f)		75,000	74,798
Sabine Pass Liquefaction LLC 5.625% 2/1/21		760,000	796,100
SemGroup Corp. 7.5% 6/15/21		370,000	389,425
Summit Midstream Holdings LLC 7.5% 7/1/21		100,000	109,000
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 6.375% 8/1/22		60,000	64,500
Transportadora de Gas del Sur SA 9.625% 5/14/20 (f)		731,097	731,097
Western Refining, Inc. 6.25% 4/1/21		105,000	105,525
Yingde Gases Investment Ltd.:
8.125% 4/22/18 (f)		400,000	416,000
8.125% 4/22/18 (Reg. S)		100,000	104,000
YPF SA:
8.75% 4/4/24 (f)		150,000	155,063
8.875% 12/19/18 (f)		405,000	423,225
Zhaikmunai International BV 7.125% 11/13/19 (f)		800,000	832,000
			15,880,925
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Entertainment/Film - 0.7%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.:
5.25% 2/15/22 (f)		$ 160,000	$ 165,200
5.625% 2/15/24 (f)		55,000	57,338
Cinemark U.S.A., Inc.:
4.875% 6/1/23		265,000	261,025
5.125% 12/15/22		50,000	50,000
7.375% 6/15/21		15,000	16,088
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 5% 8/1/18 (f)		170,000	174,250
Regal Entertainment Group:
5.75% 6/15/23		470,000	451,200
5.75% 2/1/25		55,000	51,975
			1,227,076
Environmental - 0.2%
Clean Harbors, Inc.:
5.125% 6/1/21		100,000	101,750
5.25% 8/1/20		110,000	113,025
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (f)		200,000	213,000
			427,775
Food & Drug Retail - 1.6%
Albertsons Holdings LLC/Saturn Acquistion Merger Sub, Inc. 7.75% 10/15/22 (f)		295,000	290,575
JBS Investments GmbH 7.25% 4/3/24 (f)		210,000	224,175
Minerva Luxmbourg SA 7.75% 1/31/23 (f)		800,000	836,000
Pinnacle Merger Sub, Inc. 9.5% 10/1/23 (f)		170,000	185,300
Rite Aid Corp.:
6.875% 12/15/28 (f)		705,000	736,725
7.7% 2/15/27		711,000	789,210
			3,061,985
Food/Beverage/Tobacco - 1.9%
Agrokor d.d.:
9.125% 2/1/20 (Reg. S)	EUR	100,000	136,343
9.875% 5/1/19 (Reg. S)	EUR	100,000	136,781
C&S Group Enterprises LLC 5.375% 7/15/22 (f)		290,000	290,000
Corporacion Lindley SA 6.75% 11/23/21 (f)		200,000	218,500
ESAL GmbH 6.25% 2/5/23 (f)		385,000	392,700
FAGE Dairy Industry SA/FAGE U.S.A. Dairy Industry, Inc. 9.875% 2/1/20 (f)		265,000	280,569
H.J. Heinz Finance Co. 7.125% 8/1/39 (f)		1,100,000	1,218,250
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Food/Beverage/Tobacco - continued
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 5.875% 7/15/24 (f)		$ 270,000	$ 271,350
Post Holdings, Inc. 6.75% 12/1/21 (f)		370,000	369,538
R&R Ice Cream PLC 9.25% 5/15/18 pay-in-kind (Reg. S) (h)	EUR	250,000	315,950
			3,629,981
Gaming - 1.9%
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.375% 5/1/22 (f)		405,000	376,650
Gamenet SpA 7.25% 8/1/18 (Reg. S)	EUR	150,000	158,966
Golden Nugget Escrow, Inc. 8.5% 12/1/21 (f)		130,000	129,350
Graton Economic Development Authority 9.625% 9/1/19 (f)		135,000	151,200
MCE Finance Ltd.:
5% 2/15/21 (f)		525,000	517,125
5% 2/15/21 (Reg. S)		200,000	197,000
MGM Mirage, Inc. 8.625% 2/1/19		315,000	364,613
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc. 11% 10/1/21 (f)		305,000	283,269
Studio City Finance Ltd. 8.5% 12/1/20 (f)		965,000	1,047,025
Wynn Macau Ltd. 5.25% 10/15/21 (f)		300,000	300,000
			3,525,198
Healthcare - 5.2%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp.:
6% 10/15/21		85,000	87,550
7.75% 2/15/19		195,000	204,750
Cerba European Lab SAS 7% 2/1/20 (Reg. S)	EUR	400,000	522,313
CTR Partnership LP/CareTrust Capital Corp. 5.875% 6/1/21		40,000	40,800
DaVita HealthCare Partners, Inc. 5.125% 7/15/24		500,000	510,000
FMC Finance VII SA 5.25% 2/15/21	EUR	50,000	72,841
Fresenius U.S. Finance II, Inc. 8.75% 7/15/15 (Reg. S)	EUR	100,000	132,521
Grifols Worldwide Operations Ltd. 5.25% 4/1/22 (f)		315,000	322,875
HCA Holdings, Inc.:
4.75% 5/1/23		690,000	701,213
5% 3/15/24		185,000	190,783
5.875% 3/15/22		924,000	1,014,090
6.25% 2/15/21		195,000	209,869
6.5% 2/15/20		495,000	552,544
7.5% 2/15/22		180,000	209,025
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Healthcare - continued
HealthSouth Corp.:
5.75% 11/1/24		$ 100,000	$ 105,000
7.75% 9/15/22		243,000	259,706
IMS Health, Inc. 6% 11/1/20 (f)		95,000	98,563
Labco S.A.S. 8.5% 1/15/18 (Reg. S)	EUR	450,000	588,589
Omega Healthcare Investors, Inc. 5.875% 3/15/24		360,000	387,000
Par Pharmaceutical Companies, Inc. 7.375% 10/15/20		60,000	63,750
Polymer Group, Inc. 6.875% 6/1/19 (f)		100,000	98,750
Rottapharm Ltd. 6.125% 11/15/19 (Reg. S)	EUR	200,000	266,689
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23		155,000	157,325
5.5% 2/1/21		120,000	124,500
Salix Pharmaceuticals Ltd. 6% 1/15/21 (f)		70,000	75,775
Tenet Healthcare Corp.:
4.375% 10/1/21		325,000	322,969
6% 10/1/20		235,000	252,625
8.125% 4/1/22		955,000	1,094,669
Valeant Pharmaceuticals International:
5.625% 12/1/21 (f)		155,000	153,838
6.75% 8/15/21 (f)		40,000	41,300
7.25% 7/15/22 (f)		25,000	26,375
7.5% 7/15/21 (f)		473,000	506,110
VWR Funding, Inc. 7.25% 9/15/17		340,000	357,000
			9,751,707
Homebuilders/Real Estate - 6.4%
Agile Property Holdings Ltd. 8.875% 4/28/17 (Reg. S)		300,000	286,500
Aldesa Financial Services SA 7.25% 4/1/21 (Reg. S)	EUR	150,000	182,803
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 6.875% 2/15/21 (f)		755,000	739,900
Beazer Homes U.S.A., Inc. 7.25% 2/1/23		140,000	139,300
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (f)		85,000	90,525
CBRE Group, Inc. 5% 3/15/23		770,000	785,400
Cementos Progreso Trust 7.125% 11/6/23 (f)		400,000	430,000
Central China Real Estate Ltd. 6.5% 6/4/18 (Reg.S)		200,000	194,181
China Aoyuan Property Group Ltd. 11.25% 1/17/19 (Reg. S)		200,000	194,112
China South City Holdings Ltd. 8.25% 1/29/19 (Reg. S)		200,000	203,620
CIFI Holdings Group Co. Ltd.:
8.875% 1/27/19 (Reg. S)		200,000	205,000
12.25% 4/15/18		200,000	225,000
Country Garden Holdings Co. Ltd. 7.25% 4/4/21 (Reg. S)		400,000	394,000
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Homebuilders/Real Estate - continued
D.R. Horton, Inc. 5.75% 8/15/23		$ 575,000	$ 613,094
Evergrande Real Estate Group Ltd. 8.75% 10/30/18 (Reg. S)		200,000	187,270
Fantasia Holdings Group Co. Ltd. 10.625% 1/23/19 (Reg. S)		200,000	175,389
Future Land Develpment Holding Ltd.:
10.25% 1/31/18 (Reg. S)		100,000	100,800
10.25% 7/21/19 (Reg. S)		200,000	196,080
Glorious Property Holdings Ltd. 13% 10/25/15		200,000	169,000
Greentown China Holdings Ltd. 8.5% 2/4/18 (Reg. S)		300,000	298,500
Howard Hughes Corp. 6.875% 10/1/21 (f)		380,000	401,850
Inversiones y Representaciones SA:
8.5% 2/2/17 (Reg. S)		15,000	14,775
11.5% 7/20/20 (Reg. S)		105,000	113,190
Kaisa Group Holdings Ltd.:
8.875% 3/19/18 (Reg. S)		300,000	303,000
12.875% 9/18/17		200,000	220,500
Kennedy-Wilson, Inc. 5.875% 4/1/24		155,000	157,930
KWG Property Holding Ltd. 8.975% 1/14/19 (Reg. S)		200,000	199,500
Logan Property Holdings Co. Ltd. 11.25% 6/4/19 (Reg. S)		200,000	203,363
Longfor Properties Co. Ltd.:
6.75% 1/29/23 (Reg S.)		200,000	195,091
6.875% 10/18/19		200,000	204,500
Modernland Overseas Pte Ltd. 11% 10/25/16 (Reg. S)		200,000	210,500
Oceanwide Real Estate International Holding Co. Ltd. 11.75% 9/8/19 (Reg. S)		100,000	101,500
Pakuwon Prima Pte Ltd. 7.125% 7/2/19 (Reg. S)		100,000	101,549
Powerlong Real Estate Holding Ltd. 11.25% 1/25/18 (Reg. S)		100,000	98,752
Realogy Group LLC/Realogy Co.-Issuer Corp. 4.5% 4/15/19 (f)		340,000	340,850
Ryland Group, Inc. 5.375% 10/1/22		55,000	53,900
Shimao Property Holdings Ltd. 6.625% 1/14/20 (Reg. S)		200,000	198,000
SOHO China Ltd. 7.125% 11/7/22 (Reg. S)		200,000	199,000
Sunac China Holdings Ltd. 12.5% 10/16/17 (Reg. S)		200,000	222,000
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.625% 3/1/24 (f)		80,000	79,200
Theta Capital Pte Ltd. 7% 5/16/19		200,000	211,752
Times Property Holdings Ltd. 12.625% 3/21/19 (Reg. S)		200,000	211,599
Trillion Chance Ltd. 8.5% 1/10/19		400,000	393,748
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Homebuilders/Real Estate - continued
Weekley Homes LLC/Weekley Finance Corp. 6% 2/1/23		$ 90,000	$ 88,200
Weyerhaeuser Real Estate Co.:
4.375% 6/15/19 (f)		145,000	144,275
5.875% 6/15/24 (f)		110,000	112,200
William Lyon Homes, Inc.:
5.75% 4/15/19		90,000	89,550
8.5% 11/15/20		215,000	234,888
WLH PNW Finance Corp. 7% 8/15/22 (f)		160,000	165,200
Woodside Homes Co. LLC/Woodside Homes Finance, Inc. 6.75% 12/15/21 (f)		265,000	266,325
Wuzhou International Holdings Ltd. 13.75% 9/26/18 (Reg. S)		100,000	107,130
Xinyuan Real Estate Co. Ltd. 13.25% 5/3/18 (Reg. S)		200,000	195,100
Yuzhou Properties Co. 8.75% 10/4/18 (Reg. S)		200,000	200,500
			11,849,891
Hotels - 0.6%
Choice Hotels International, Inc. 5.75% 7/1/22		45,000	48,488
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 5.625% 10/15/21 (f)		1,080,000	1,138,050
			1,186,538
Insurance - 0.4%
Assicurazioni Generali SpA 10.125% 7/10/42 (h)	EUR	100,000	174,348
Hockey Merger Sub 2, Inc. 7.875% 10/1/21 (f)		345,000	359,663
MAPFRE SA 5.921% 7/24/37 (h)	EUR	150,000	199,721
			733,732
Leisure - 0.5%
24 Hour Holdings III LLC 8% 6/1/22 (f)		100,000	94,500
Lottomatica SpA 8.25% 3/31/66 (Reg. S) (h)	EUR	600,000	785,725
			880,225
Metals/Mining - 2.8%
Abja Investment Co. Pte Ltd.:
4.85% 1/31/20 (Reg. S)		200,000	205,752
5.95% 7/31/24 (Reg. S)		200,000	203,250
Alcoa, Inc. 5.125% 10/1/24		86,000	90,754
Alpha Natural Resources, Inc.:
6% 6/1/19		195,000	97,500
6.25% 6/1/21		295,000	140,125
9.75% 4/15/18		210,000	137,025
Alrosa Finance SA 7.75% 11/3/20 (f)		300,000	310,875
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Metals/Mining - continued
Berau Capital Resources Pte Ltd. 12.5% 7/8/15 (Reg. S)		$ 200,000	$ 148,000
Bluescope Steel Ltd./Bluescope Steel Finance 7.125% 5/1/18 (f)		50,000	52,000
China Hongqiao Group Ltd. 7.625% 6/26/17 (Reg. S)		100,000	103,346
Compania Minera Ares SAC 7.75% 1/23/21 (f)		400,000	425,000
Compass Minerals International, Inc. 4.875% 7/15/24 (f)		255,000	249,900
Favor Sea Ltd. 11.75% 2/4/19 (Reg. S)		100,000	106,737
FMG Resources (August 2006) Pty Ltd. 6% 4/1/17 (f)		200,000	204,000
Gold Fields Orogen Holding BVI Ltd. 4.875% 10/7/20 (f)		625,000	556,250
Mongolian Mining Corp. 8.875% 3/29/17 (Reg. S)		400,000	248,000
Nord Gold NV 6.375% 5/7/18 (f)		200,000	191,000
Prince Mineral Holding Corp. 12% 12/15/19 (f)		55,000	60,225
Signode Industrial Group Lux SA/Signode Industrial Group U.S., Inc. 6.375% 5/1/22 (f)		115,000	111,550
Southern Copper Corp. 7.5% 7/27/35		250,000	295,870
Vedanta Resources PLC:
6% 1/31/19 (f)		250,000	255,000
8.25% 6/7/21 (Reg. S)		200,000	218,000
9.5% 7/18/18 (Reg. S)		200,000	227,500
Walter Energy, Inc.:
9.5% 10/15/19 (f)		225,000	195,188
12% 4/1/20 pay-in-kind (f)(h)		170,000	74,800
Yancoal International Resources Development Co. Ltd.:
4.461% 5/16/17 (Reg. S)		200,000	196,572
5.73% 5/16/22 (Reg. S)		200,000	182,986
			5,287,205
Paper - 0.3%
Smurfit Kappa Acquisitions 3.25% 6/1/21 (Reg. S)	EUR	400,000	501,260
Publishing/Printing - 1.1%
Cenveo Corp. 6% 8/1/19 (f)		145,000	139,563
Griffey Intermediate, Inc./Griffey Finance Sub LLC 7% 10/15/20 (f)		485,000	373,450
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75% 4/1/21		750,000	847,500
MHGE Parent LLC / MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (f)(h)		315,000	311,063
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Publishing/Printing - continued
R.R. Donnelley & Sons Co.:
6% 4/1/24		$ 105,000	$ 105,000
7% 2/15/22		180,000	192,600
			1,969,176
Railroad - 0.2%
Jurassic Holdings III, Inc. 6.875% 2/15/21 (Reg. S) (f)		215,000	216,613
Ultrapetrol (Bahamas) Ltd. 8.875% 6/15/21		160,000	168,000
			384,613
Restaurants - 0.2%
1011778 BC ULC/New Red Finance, Inc. 6% 4/1/22 (f)		115,000	116,581
Landry's Acquisition Co. 9.375% 5/1/20 (f)		105,000	112,219
Landry's Holdings II, Inc. 10.25% 1/1/18 (f)		125,000	130,000
			358,800
Services - 2.9%
Ahern Rentals, Inc. 9.5% 6/15/18 (f)		60,000	64,050
Anna Merger Sub, Inc. 7.75% 10/1/22 (f)		270,000	275,063
APX Group, Inc.:
6.375% 12/1/19		790,000	776,175
8.75% 12/1/20		805,000	696,325
Audatex North America, Inc. 6% 6/15/21 (f)		510,000	539,325
Blueline Rent Finance Corp./Volvo 7% 2/1/19 (f)		95,000	99,988
CBRE Group, Inc. 5.25% 3/15/25		180,000	184,275
Ceridian LLC / Comdata, Inc. 8.125% 11/15/17 (f)		275,000	275,000
FTI Consulting, Inc. 6% 11/15/22		205,000	209,869
Garda World Security Corp.:
7.25% 11/15/21 (f)		35,000	34,825
7.25% 11/15/21 (f)		100,000	99,500
Hertz Corp.:
5.875% 10/15/20		150,000	151,125
6.25% 10/15/22		105,000	107,100
Laureate Education, Inc. 9.75% 9/1/19 (f)(h)		930,000	957,900
NES Rentals Holdings, Inc. 7.875% 5/1/18 (f)		70,000	72,625
SMCP S.A.S. 8.875% 6/15/20 (Reg. S)	EUR	350,000	448,506
TMS International Corp. 7.625% 10/15/21 (f)		55,000	57,475
TransUnion Holding Co., Inc.:
8.125% 6/15/18 pay-in-kind (h)		155,000	161,200
9.625% 6/15/18 pay-in-kind (h)		90,000	92,925
			5,303,251
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Shipping - 0.7%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (f)		$ 335,000	$ 340,863
Navios Maritime Holdings, Inc. 8.125% 2/15/19		10,000	9,675
Teekay Corp. 8.5% 1/15/20		435,000	482,850
TRAC Intermodal LLC/TRAC Intermodal Corp. 11% 8/15/19		115,000	126,788
Western Express, Inc. 12.5% 4/15/15 (f)		315,000	278,775
			1,238,951
Steel - 1.1%
JMC Steel Group, Inc. 8.25% 3/15/18 (f)		710,000	720,650
Metinvest BV 10.25% 5/20/15 (f)		100,000	79,520
Ryerson, Inc./Joseph T Ryerson & Son, Inc.:
9% 10/15/17		520,000	547,300
11.25% 10/15/18		134,000	146,060
Steel Dynamics, Inc. 6.375% 8/15/22		120,000	130,500
TMK Capital SA 7.75% 1/27/18		400,000	400,500
			2,024,530
Super Retail - 0.6%
Academy Ltd./Academy Finance Corp. 9.25% 8/1/19 (f)		20,000	21,300
JC Penney Corp., Inc.:
5.65% 6/1/20		260,000	213,850
5.75% 2/15/18		80,000	74,800
7.4% 4/1/37		85,000	65,450
Maoye International Holdings Ltd. 7.75% 5/19/17 (Reg. S)		200,000	205,500
MPM Global Pte Ltd. 6.75% 9/19/19 (Reg. S)		200,000	204,000
Parkson Retail Group Ltd. 4.5% 5/3/18 (Reg. S)		200,000	188,350
Sally Holdings LLC 6.875% 11/15/19		35,000	37,538
Sonic Automotive, Inc.:
5% 5/15/23		40,000	38,800
7% 7/15/22		105,000	114,450
			1,164,038
Technology - 3.4%
Activision Blizzard, Inc. 6.125% 9/15/23 (f)		260,000	281,450
ADT Corp. 6.25% 10/15/21		235,000	246,750
Avaya, Inc. 7% 4/1/19 (f)		170,000	167,025
BCP Singapore VI Cayman Financing Co. Ltd. 8% 4/15/21 (f)		200,000	205,000
BMC Software Finance, Inc. 8.125% 7/15/21 (f)		585,000	560,138
Boxer Parent Co., Inc. 9% 10/15/19 pay-in-kind (f)(h)		330,000	295,970
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Technology - continued
Brocade Communications Systems, Inc. 4.625% 1/15/23		$ 135,000	$ 131,625
CDW LLC/CDW Finance Corp. 6% 8/15/22		255,000	269,025
Ceridian Corp. 8.875% 7/15/19 (f)		135,000	149,175
China Automation Group Ltd. 7.75% 4/20/16		200,000	203,900
Compiler Finance Sub, Inc. 7% 5/1/21 (f)		130,000	118,950
Entegris, Inc. 6% 4/1/22 (f)		70,000	71,225
First Data Corp.:
6.75% 11/1/20 (f)		238,000	254,660
11.25% 1/15/21		348,000	401,070
11.75% 8/15/21		94,000	110,215
Global A&T Electronics Ltd.:
10% 2/1/19 (f)		300,000	265,125
10% 2/1/19 (Reg. S)		100,000	88,375
Infor Software Parent LLC/Infor Software Parent, Inc. 7.125% 5/1/21 pay-in-kind (f)(h)		105,000	106,313
Lucent Technologies, Inc. 6.45% 3/15/29		575,000	553,438
MMI International Ltd. 8% 3/1/17 (Reg. S)		250,000	250,625
Pacific Emerald Pte Ltd. 9.75% 7/25/18 (Reg. S)		200,000	217,500
Quad/Graphics, Inc. 7% 5/1/22 (f)		80,000	76,800
Sensata Technologies BV 4.875% 10/15/23 (f)		120,000	118,500
STATS ChipPAC Ltd. 4.5% 3/20/18 (f)		212,000	212,000
WideOpenWest Finance LLC/WideOpenWest Capital Corp.:
10.25% 7/15/19		590,000	647,525
13.375% 10/15/19		220,000	250,800
			6,253,179
Telecommunications - 10.7%
Alcatel-Lucent U.S.A., Inc. 6.75% 11/15/20 (f)		490,000	504,700
Altice Financing SA 6.5% 1/15/22 (Reg. S)	EUR	200,000	258,149
Altice Finco SA 8.125% 1/15/24 (f)		200,000	210,500
Banglalink Digital Communications Ltd. 8.625% 5/6/19 (f)		400,000	419,000
Broadview Networks Holdings, Inc. 10.5% 11/15/17		187,500	182,813
Columbus International, Inc. 7.375% 3/30/21 (f)		625,000	662,500
Crown Castle International Corp. 4.875% 4/15/22		430,000	434,300
Digicel Group Ltd.:
7% 2/15/20 (f)		600,000	622,500
8.25% 9/1/17 (f)		500,000	511,875
8.25% 9/30/20 (f)		925,000	966,625
DigitalGlobe, Inc. 5.25% 2/1/21 (f)		605,000	588,363
Eileme 2 AB 11.625% 1/31/20 (f)		220,000	251,900
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Telecommunications - continued
FairPoint Communications, Inc. 8.75% 8/15/19 (f)		$ 245,000	$ 258,475
Frontier Communications Corp. 8.5% 4/15/20		500,000	576,250
GCX Ltd. 7% 8/1/19 (Reg. S)		200,000	205,333
Hellenic Telecommunications Organization SA 3.5% 7/9/20	EUR	250,000	305,455
Intelsat Jackson Holdings SA:
5.5% 8/1/23		250,000	250,625
6.625% 12/15/22 (Reg. S)		490,000	515,725
Intelsat Luxembourg SA 8.125% 6/1/23		485,000	515,313
Level 3 Communications, Inc. 8.875% 6/1/19		55,000	58,988
Level 3 Escrow II, Inc. 5.375% 8/15/22 (f)		320,000	325,600
Millicom International Cellular SA 6.625% 10/15/21 (f)		400,000	428,000
Mobile Challenger Intermediate Group SA 8.75% 3/15/19 (Reg. S) (h)	EUR	100,000	126,881
MTS International Funding Ltd.:
5% 5/30/23 (f)		350,000	313,688
8.625% 6/22/20 (f)		550,000	598,345
SBA Communications Corp. 4.875% 7/15/22 (f)		805,000	792,824
Sprint Capital Corp.:
6.875% 11/15/28		215,000	209,088
6.9% 5/1/19		815,000	863,900
8.75% 3/15/32		235,000	262,613
Sprint Communications, Inc. 6% 11/15/22		530,000	528,675
Sprint Corp.:
7.125% 6/15/24 (f)		285,000	292,838
7.875% 9/15/23 (f)		530,000	573,725
T-Mobile U.S.A., Inc.:
6.25% 4/1/21		380,000	396,625
6.625% 4/1/23		580,000	611,900
6.633% 4/28/21		275,000	289,781
6.731% 4/28/22		205,000	216,788
6.836% 4/28/23		80,000	84,600
TBG Global Pte. Ltd. 4.625% 4/3/18 (f)		400,000	402,000
Telecom Italia SpA 4.875% 9/25/20 (Reg. S)	EUR	500,000	686,444
Telefonica Celular del Paraguay SA 6.75% 12/13/22 (f)		400,000	421,000
Telenet Finance Luxembourg S.C.A.:
6.25% 8/15/22 (Reg. S)	EUR	100,000	135,653
6.75% 8/15/24 (Reg. S)	EUR	100,000	139,808
TW Telecom Holdings, Inc.:
5.375% 10/1/22		435,000	480,675
6.375% 9/1/23		435,000	495,900
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Telecommunications - continued
Vimpel Communications 9.125% 4/30/18 (Reg. S) (Issued by VIP Finance Ireland Ltd. for Vimpel Communications)		$ 350,000	$ 377,563
Vimpel Communications OJSC 7.748% 2/2/21 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (f)		500,000	508,750
Wind Acquisition Finance SA:
4% 7/15/20 (Reg S.)	EUR	350,000	432,023
4.75% 7/15/20 (f)		505,000	493,638
			19,788,714
Textiles & Apparel - 0.1%
Texhong Textile Group Ltd. 6.5% 1/18/19 (Reg. S)		200,000	197,500
TOTAL NONCONVERTIBLE BONDS (Cost $157,295,541)			160,500,934
Common Stocks - 1.7%
	Shares
Automotive - 0.4%
General Motors Co.	14,368	451,155
Trinseo SA	19,100	275,995
		727,150
Broadcasting - 0.2%
Cumulus Media, Inc. Class A (a)	83,000	320,380
Chemicals - 0.3%
LyondellBasell Industries NV Class A	6,300	577,269
Westlake Chemical Partners LP	100	3,015
		580,284
Energy - 0.2%
EP Energy Corp.	22,000	321,200
Healthcare - 0.0%
Legend Acquisition, Inc.	2,128	32,553
Legend Acquisition, Inc.:
Class A warrants (a)	2,195	0
Class B warrants (a)	2,894	0
		32,553
Homebuilders/Real Estate - 0.2%
Realogy Holdings Corp. (a)	7,900	323,979
Hotels - 0.2%
Extended Stay America, Inc. unit	20,000	461,200
Common Stocks - continued
	Shares	Value
Services - 0.2%
ARAMARK Holdings Corp.	11,900	$ 332,129
WP Rocket Holdings, Inc.	80,442	16,088
		348,217
Telecommunications - 0.0%
Broadview Networks Holdings, Inc. (a)	12,187	23,155
TOTAL COMMON STOCKS (Cost $3,798,776)		3,138,118
Nonconvertible Preferred Stocks - 0.4%

Banks & Thrifts - 0.4%
Ally Financial, Inc. 7.00% (f)	709	710,064
Services - 0.0%
WP Rocket Holdings, Inc. 15.00%	58,865	48,269
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $661,699)		758,333
Bank Loan Obligations - 3.1%
		Principal Amount (d)
Building Materials - 0.0%
American Builders & Contractors Supply Co., Inc. Tranche B, term loan 3.5% 4/16/20 (h)		$ 59,400	58,014
Cable TV - 0.1%
Liberty Cablevision of Puerto Rico:
Tranche 1LN, term loan 4.5% 1/7/22 (h)		20,000	19,850
Tranche 2LN, term loan 7.75% 7/7/23 (h)		85,000	84,150
			104,000
Chemicals - 0.1%
Royal Adhesives & Sealants LLC Tranche 2LN, term loan 9.75% 1/31/19 (h)		235,000	236,763
Consumer Products - 0.0%
Spectrum Brands Holdings, Inc. Tranche C, term loan 3.5% 9/4/19 (h)		44,550	43,937
Bank Loan Obligations - continued
		Principal Amount (d)	Value
Diversified Financial Services - 0.3%
AlixPartners LLP:
Tranche 2LN, term loan 9% 7/10/21 (h)		$ 405,000	$ 410,063
Tranche B 2LN, term loan 4% 7/10/20 (h)		143,188	140,921
			550,984
Diversified Media - 0.3%
Checkout Holding Corp. Tranche 2LN, term loan 7.75% 4/9/22 (h)		120,000	114,000
McGraw-Hill School Education Tranche B, term loan 6.25% 12/18/19 (h)		439,788	438,688
			552,688
Electric Utilities - 0.1%
EquiPower Resources Holdings LLC Tranche C, term loan 4.25% 12/31/19 (h)		54,313	53,973
La Frontera Generation, LLC Tranche B, term loan 4.5% 9/30/20 (h)		141,416	140,355
			194,328
Energy - 0.4%
Fieldwood Energy, LLC Tranche 2LN, term loan 8.375% 9/30/20 (h)		480,000	462,000
GIM Channelview Cogeneration LLC Tranche B, term loan 4.25% 5/8/20 (h)		22,554	22,526
Pacific Drilling SA Tranche B, term loan 4.5% 6/3/18 (h)		49,375	47,153
Panda Sherman Power, LLC term loan 9% 9/14/18 (h)		64,858	65,831
Panda Temple Power, LLC term loan 7.25% 4/3/19 (h)		45,000	45,731
Sheridan Investment Partners I term loan 4.25% 12/16/20 (h)		75,001	71,438
Sheridan Production Partners I:
Tranche A, term loan 4.25% 12/16/20 (h)		10,433	9,938
Tranche M, term loan 4.25% 12/16/20 (h)		3,891	3,706
			728,323
Entertainment/Film - 0.0%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. Tranche B, term loan 3% 1/31/21 (h)		35,000	34,256
Environmental - 0.3%
The Brickman Group, Ltd. Tranche B 1LN, term loan 4% 12/18/20 (h)		537,895	529,826
Bank Loan Obligations - continued
		Principal Amount (d)	Value
Food/Beverage/Tobacco - 0.1%
Arysta Lifescience SPC LLC:
Tranche B 1LN, term loan 4.5% 5/29/20 (h)		$ 83,937	$ 83,623
Tranche B 2LN, term loan 8.25% 11/30/20 (h)		75,000	75,563
			159,186
Gaming - 0.3%
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20 (h)		332,446	316,655
Graton Economic Development Authority Tranche B, term loan 9% 8/22/18 (h)		60,842	62,667
MGM Mirage, Inc. Tranche B, term loan 3.5% 12/20/19 (h)		88,425	87,435
			466,757
Healthcare - 0.4%
Dialysis Newco, Inc.:
Tranche 2LN, term loan 7.75% 10/22/21 (h)		130,000	129,350
Tranche B 1LN, term loan 4.5% 4/23/21 (h)		104,738	103,559
MModal IP LLC Tranche B, term loan 9% 1/31/20 (h)		138,353	134,894
Salix Pharmaceuticals Ltd. Tranche B, term loan 4.25% 1/2/20 (h)		24,063	24,032
U.S. Renal Care, Inc.:
Tranche 2LN, term loan 8.5% 1/3/20 (h)		20,000	20,050
Tranche B 2LN, term loan 4.25% 7/3/19 (h)		363,091	359,914
			771,799
Homebuilders/Real Estate - 0.1%
DTZ U.S. Borrower LLC:
Tranche 2LN, term loan 10/28/22 (i)		55,000	55,138
Tranche B 1LN, term loan 10/28/21 (i)		81,467	81,670
Tranche B, term loan 10/28/21 (i)		48,533	48,655
Realogy Corp. Credit-Linked Deposit 4.4463% 10/10/16 (h)		63,215	61,871
			247,334
Metals/Mining - 0.0%
Ameriforge Group, Inc. Tranche B 2LN, term loan 8.75% 1/25/21 (h)		20,000	19,900
Publishing/Printing - 0.0%
Houghton Mifflin Harcourt Publishing, Inc. Tranche B, term loan 4.25% 5/22/18 (h)		19,500	19,403
Services - 0.1%
Laureate Education, Inc. Tranche B, term loan 5% 6/16/18 (h)		147,898	142,722
Bank Loan Obligations - continued
		Principal Amount (d)	Value
Steel - 0.1%
Atkore International, Inc. Tranche 2LN, term loan 7.75% 10/9/21 (h)		$ 145,000	$ 142,463
Technology - 0.4%
Infor U.S., Inc. Tranche B 5LN, term loan 3.75% 6/3/20 (h)		121,668	119,843
Kronos, Inc. Tranche 2LN, term loan 9.75% 4/30/20 (h)		310,000	317,750
Renaissance Learning, Inc.:
Tranche 1LN, term loan 4.5% 4/9/21 (h)		109,450	107,535
Tranche 2LN, term loan 8% 4/9/22 (h)		95,000	92,625
			637,753
Telecommunications - 0.0%
LTS Buyer LLC Tranche 2LN, term loan 8% 4/11/21 (h)		6,325	6,278
TOTAL BANK LOAN OBLIGATIONS (Cost $5,697,753)			5,646,714
Preferred Securities - 6.4%

Banks & Thrifts - 3.2%
AMBB Capital (L) Ltd. 6.77% (g)(h)		200,000	204,621
Bank of America Corp. 5.2% (g)(h)		345,000	327,487
Barclays Bank PLC 7.625% 11/21/22		975,000	1,095,257
Barclays PLC 8% (g)(h)	EUR	200,000	262,618
BNP Paribas SA 5.019% (g)(h)	EUR	50,000	67,427
Caisse Nationale des Caisses d' Epargne et de Prevoyance 6.117% (g)(h)	EUR	300,000	408,496
Chong Hing Bank Ltd. 6.5% (g)(h)		200,000	199,329
Credit Agricole SA:
6.5%(Reg S.) (g)(h)	EUR	300,000	384,985
6.625% (f)(g)(h)		515,000	506,561
ICICI Bank Ltd. 7.25% (Reg S.) (g)(h)		200,000	200,945
Intesa Sanpaolo SpA 8.047% (g)(h)	EUR	250,000	362,487
JPMorgan Chase & Co. 5.15% (g)(h)		715,000	695,874
Natixis SA 6.307% (g)(h)	EUR	150,000	205,392
Royal Bank of Scotland Group PLC 7.0916% (g)(h)	EUR	50,000	66,044
SBB Capital Corp. 6.62% (g)(h)		200,000	209,078
Societe Generale 6.999% (g)(h)	EUR	200,000	295,314
State Bank of India 6.439% (g)(h)		300,000	306,871
UniCredit International Bank Luxembourg SA 8.125% (g)(h)	EUR	100,000	149,696
			5,948,482
Preferred Securities - continued
		Principal Amount (d)	Value
Consumer Products - 0.5%
Cosan Overseas Ltd. 8.25% (g)		$ 800,000	$ 843,780
Diversified Financial Services - 1.2%
Baggot Securities Ltd. 10.24% (Reg. S) (g)	EUR	100,000	141,638
Citigroup, Inc. 5.35% (g)(h)		1,885,000	1,804,350
Hutchison Whampoa Europe Finance, Ltd. 3.75% (Reg. S) (g)(h)	EUR	250,000	326,439
			2,272,427
Electric Utilities - 0.2%
China Resources Power East Foundation Co. Ltd. 7.25% (g)(h)		400,000	428,370
Food/Beverage/Tobacco - 0.7%
Gruma S.A.B. de CV 7.75% (Reg. S) (g)		1,260,000	1,294,731
Homebuilders/Real Estate - 0.3%
Odebrecht Finance Ltd. 7.5% (f)(g)		550,000	559,553
Insurance - 0.1%
Groupama SA 6.298% (g)(h)	EUR	100,000	125,155
Metals/Mining - 0.1%
Chalieco Hong Kong Corp. Ltd. 6.875% (Reg. S) (g)(h)		200,000	208,956
Steel - 0.1%
KBC Groupe SA 5.625% (Reg. S) (g)(h)	EUR	150,000	185,459
TOTAL PREFERRED SECURITIES (Cost $11,388,374)			11,866,913
Money Market Funds - 0.5%
	Shares
Fidelity Cash Central Fund, 0.11% (b) (Cost $970,566)	970,566	970,566
TOTAL INVESTMENT PORTFOLIO - 98.6% (Cost $179,812,709)		182,881,578
NET OTHER ASSETS (LIABILITIES) - 1.4%		2,634,949
NET ASSETS - 100%		$ 185,516,527
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $67,898,646 or 36.6% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(i) The coupon rate will be determined upon settlement of the loan after period end.
(j) Security is subject to an agreement restricting sale entered into subsequent to period end in connection with the litigation described in the Notes to Financial Statements.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,016
Other Information

The following is a summary of the inputs used, as of October 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,564,864	$ 1,564,864	$ -	$ -
Energy	321,200	321,200	-	-
Financials	1,034,043	323,979	710,064	-
Health Care	32,553	-	-	32,553
Industrials	64,357	-	-	64,357
Materials	856,279	856,279	-	-
Telecommunication Services	23,155	23,155	-	-
Corporate Bonds	160,500,934	-	160,500,934	-
Bank Loan Obligations	5,646,714	-	5,517,364	129,350
Preferred Securities	11,866,913	-	11,866,913	-
Money Market Funds	970,566	970,566	-	-
Total Investments in Securities:	$ 182,881,578	$ 4,060,043	$ 178,595,275	$ 226,260
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	51.8%
Cayman Islands	7.2%
Luxembourg	4.8%
Netherlands	4.0%
United Kingdom	3.5%
France	3.3%
Ireland	2.8%
Mexico	2.5%
British Virgin Islands	2.2%
Bermuda	1.6%
Argentina	1.4%
Canada	1.4%
Germany	1.4%
Italy	1.3%
Singapore	1.2%
Brazil	1.1%
Others (Individually Less Than 1%)	8.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	October 31, 2014 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $178,842,143)	$ 181,911,012
Fidelity Central Funds (cost $970,566)	970,566
Total Investments (cost $179,812,709)		$ 182,881,578
Foreign currency held at value (cost $401,787)		397,249
Receivable for investments sold		1,191,885
Receivable for fund shares sold		125,810
Dividends receivable		40,317
Interest receivable		2,767,381
Distributions receivable from Fidelity Central Funds		222
Prepaid expenses		844
Receivable from investment adviser for expense reductions		524
Other receivables		64
Total assets		187,405,874

Liabilities
Payable to custodian bank	$ 352,961
Payable for investments purchased	944,196
Payable for fund shares redeemed	246,516
Distributions payable	117,641
Accrued management fee	122,907
Distribution and service plan fees payable	5,338
Other affiliated payables	54,874
Other payables and accrued expenses	44,914
Total liabilities		1,889,347

Net Assets		$ 185,516,527
Net Assets consist of:
Paid in capital		$ 174,665,560
Undistributed net investment income		1,613,603
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		6,192,577
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		3,044,787
Net Assets		$ 185,516,527

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

October 31, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($8,270,432 ÷ 826,404 shares)	$ 10.01

Maximum offering price per share (100/96.00 of $10.01)	$ 10.43
Class T: Net Asset Value and redemption price per share ($1,775,466 ÷ 177,425 shares)	$ 10.01

Maximum offering price per share (100/96.00 of $10.01)	$ 10.43
Class C: Net Asset Value and offering price per share ($3,944,657 ÷ 394,191 shares)A	$ 10.01

Global High Income: Net Asset Value, offering price and redemption price per share ($166,068,904 ÷ 16,593,373 shares)	$ 10.01

Institutional Class: Net Asset Value, offering price and redemption price per share ($5,457,068 ÷ 545,265 shares)	$ 10.01

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended October 31, 2014 (Unaudited)

Investment Income
Dividends		$ 565,175
Interest		8,517,097
Income from Fidelity Central Funds		5,016
Total income		9,087,288

Expenses
Management fee	$ 1,083,795
Transfer agent fees	282,542
Distribution and service plan fees	32,010
Accounting fees and expenses	78,936
Custodian fees and expenses	15,781
Independent trustees' compensation	712
Registration fees	36,555
Audit	34,728
Legal	1,547
Interest	3,099
Miscellaneous	1,073
Total expenses before reductions	1,570,778
Expense reductions	(2,037)	1,568,741
Net investment income (loss)		7,518,547
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	6,785,506
Foreign currency transactions	(600,342)
Total net realized gain (loss)		6,185,164
Change in net unrealized appreciation (depreciation) on: Investment securities	(10,232,320)
Assets and liabilities in foreign currencies	484
Total change in net unrealized appreciation (depreciation)		(10,231,836)
Net gain (loss)		(4,046,672)
Net increase (decrease) in net assets resulting from operations		$ 3,471,875

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended October 31, 2014 (Unaudited)	Year ended April 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,518,547	$ 17,719,135
Net realized gain (loss)	6,185,164	4,730,530
Change in net unrealized appreciation (depreciation)	(10,231,836)	(6,402,555)
Net increase (decrease) in net assets resulting from operations	3,471,875	16,047,110
Distributions to shareholders from net investment income	(7,504,888)	(16,962,893)
Distributions to shareholders from net realized gain	(1,332,974)	(7,941,424)
Total distributions	(8,837,862)	(24,904,317)
Share transactions - net increase (decrease)	(172,030,832)	9,681,594
Redemption fees	49,524	71,966
Total increase (decrease) in net assets	(177,347,295)	896,353

Net Assets
Beginning of period	362,863,822	361,967,469
End of period (including undistributed net investment income of $1,613,603 and undistributed net investment income of $1,599,944, respectively)	$ 185,516,527	$ 362,863,822

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended October 31, 2014	Years ended April 30,
	(Unaudited)	2014	2013	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.21	$ 10.46	$ 9.74	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.241	.506	.526	.476
Net realized and unrealized gain (loss)	(.164)	(.036)	.714	(.317)
Total from investment operations	.077	.470	1.240	.159
Distributions from net investment income	(.242)	(.483)	(.477)	(.423)
Distributions from net realized gain	(.037)	(.239)	(.046)	-
Total distributions	(.279)	(.722)	(.523)	(.423)
Redemption fees added to paid in capitalE	.002	.002	.003	.004
Net asset value, end of period	$ 10.01	$ 10.21	$ 10.46	$ 9.74
Total ReturnB, C, D	.76%	4.86%	13.13%	1.80%
Ratios to Average Net Assets F, I
Expenses before reductions	1.22%A	1.23%	1.24%	1.38%A
Expenses net of fee waivers, if any	1.22%A	1.23%	1.24%	1.25%A
Expenses net of all reductions	1.22%A	1.23%	1.24%	1.25%A
Net investment income (loss)	4.70%A	5.03%	5.25%	5.15%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,270	$ 8,000	$ 6,419	$ 10,102
Portfolio turnover rateG	52% A	72%	55%	36% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 11, 2011 (commencement of operations) to April 30, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended October 31, 2014	Years ended April 30,
	(Unaudited)	2014	2013	2012H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.21	$ 10.46	$ 9.74	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.239	.504	.523	.477
Net realized and unrealized gain (loss)	(.164)	(.036)	.712	(.318)
Total from investment operations	.075	.468	1.235	.159
Distributions from net investment income	(.240)	(.481)	(.472)	(.423)
Distributions from net realized gain	(.037)	(.239)	(.046)	-
Total distributions	(.277)	(.720)	(.518)	(.423)
Redemption fees added to paid in capital E	.002	.002	.003	.004
Net asset value, end of period	$ 10.01	$ 10.21	$ 10.46	$ 9.74
Total ReturnB, C, D	.75%	4.84%	13.08%	1.80%
Ratios to Average Net Assets F, I
Expenses before reductions	1.33%A	1.35%	1.25%	1.39%A
Expenses net of fee waivers, if any	1.25%A	1.25%	1.25%	1.25%A
Expenses net of all reductions	1.25%A	1.25%	1.25%	1.25%A
Net investment income (loss)	4.66%A	5.01%	5.24%	5.15%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,775	$ 1,595	$ 1,349	$ 9,362
Portfolio turnover rateG	52% A	72%	55%	36% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 11, 2011 (commencement of operations) to April 30, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended October 31, 2014	Years ended April 30,
	(Unaudited)	2014	2013	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.21	$ 10.46	$ 9.74	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.201	.428	.448	.407
Net realized and unrealized gain (loss)	(.164)	(.035)	.712	(.317)
Total from investment operations	.037	.393	1.160	.090
Distributions from net investment income	(.202)	(.406)	(.397)	(.354)
Distributions from net realized gain	(.037)	(.239)	(.046)	-
Total distributions	(.239)	(.645)	(.443)	(.354)
Redemption fees added to paid in capitalE	.002	.002	.003	.004
Net asset value, end of period	$ 10.01	$ 10.21	$ 10.46	$ 9.74
Total ReturnB, C, D	.37%	4.05%	12.23%	1.07%
Ratios to Average Net Assets F, I
Expenses before reductions	2.04%A	2.05%	2.01%	2.15%A
Expenses net of fee waivers, if any	2.00%A	2.00%	2.00%	2.00%A
Expenses net of all reductions	2.00%A	2.00%	2.00%	2.00%A
Net investment income (loss)	3.91%A	4.26%	4.49%	4.40%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,945	$ 3,720	$ 2,941	$ 9,878
Portfolio turnover rateG	52% A	72%	55%	36% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 11, 2011 (commencement of operations) to April 30, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Global High Income

	Six months ended October 31, 2014	Years ended April 30,
	(Unaudited)	2014	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.21	$ 10.47	$ 9.74	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.255	.534	.555	.495
Net realized and unrealized gain (loss)	(.167)	(.046)	.724	(.312)
Total from investment operations	.088	.488	1.279	.183
Distributions from net investment income	(.253)	(.511)	(.506)	(.447)
Distributions from net realized gain	(.037)	(.239)	(.046)	-
Total distributions	(.290)	(.750)	(.552)	(.447)
Redemption fees added to paid in capitalD	.002	.002	.003	.004
Net asset value, end of period	$ 10.01	$ 10.21	$ 10.47	$ 9.74
Total ReturnB, C	.87%	5.05%	13.56%	2.06%
Ratios to Average Net Assets E, H
Expenses before reductions	1.00%A	.95%	.96%	1.07%A
Expenses net of fee waivers, if any	1.00%A	.95%	.96%	1.00%A
Expenses net of all reductions	1.00%A	.95%	.96%	1.00%A
Net investment income (loss)	4.91%A	5.30%	5.53%	5.39%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 166,069	$ 344,206	$ 345,210	$ 197,480
Portfolio turnover rateF	52% A	72%	55%	36% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 11, 2011 (commencement of operations) to April 30, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended October 31, 2014	Years ended April 30,
	(Unaudited)	2014	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.21	$ 10.47	$ 9.74	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.254	.532	.549	.499
Net realized and unrealized gain (loss)	(.164)	(.046)	.728	(.317)
Total from investment operations	.090	.486	1.277	.182
Distributions from net investment income	(.255)	(.509)	(.504)	(.446)
Distributions from net realized gain	(.037)	(.239)	(.046)	-
Total distributions	(.292)	(.748)	(.550)	(.446)
Redemption fees added to paid in capitalD	.002	.002	.003	.004
Net asset value, end of period	$ 10.01	$ 10.21	$ 10.47	$ 9.74
Total ReturnB, C	.89%	5.03%	13.54%	2.05%
Ratios to Average Net Assets E, H
Expenses before reductions	.96%A	.97%	.98%	1.13%A
Expenses net of fee waivers, if any	.96%A	.97%	.98%	1.00%A
Expenses net of all reductions	.96%A	.97%	.98%	1.00%A
Net investment income (loss)	4.96%A	5.28%	5.51%	5.40%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,457	$ 5,344	$ 6,049	$ 11,617
Portfolio turnover rateF	52% A	72%	55%	36% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 11, 2011 (commencement of operations) to April 30, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2014 (Unaudited)

1. Organization.

Fidelity® Global High Income Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Fidelity Global High Income Fund and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of October 31, 2014 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, partnerships, contingent interest, equity-debt classifications and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 7,800,713
Gross unrealized depreciation	(4,201,158)
Net unrealized appreciation (depreciation) on securities	$ 3,599,555

Tax cost	$ 179,282,023

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

3. Significant Accounting Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $75,952,906 and $233,341,790, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .71% of the Fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services.

For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 10,479	$ 410
Class T	-%	.25%	2,176	-
Class C	.75%	.25%	19,355	3,055
			$ 32,010	$ 3,465

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, and Class C redemptions. The deferred sales charges range from 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,201
Class T	658
Class C*	357
$ 2,216

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 6,562.16
Class T	2,386.27
Class C	4,583.23
Global High Income	265,092.18
Institutional Class	3,919.15
	$ 282,542

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $111 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 12,016,500.32%		$ 1,517

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $227 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average loan balance during the period for which loans were outstanding amounted to $10,709,000. The weighted average interest rate was .59%. The interest expense amounted to $1,582 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

8. Expense Reductions.

The investment adviser voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class T	1.25%	$ 711
Class C	2.00%	761
Global High Income	1.00%	411
		$ 1,883

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $2 for the period. Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $32.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $120.

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended October 31, 2014	Year ended April 30, 2014
From net investment income
Class A	$ 199,432	$ 301,725
Class T	41,147	65,194
Class C	76,819	126,053
Global High Income	7,054,031	16,212,658
Institutional Class	133,459	257,263
Total	$ 7,504,888	$ 16,962,893
From net realized gain
Class A	$ 29,566	$ 152,979
Class T	6,057	29,538
Class C	13,944	70,175
Global High Income	1,263,977	7,560,648
Institutional Class	19,430	128,084
Total	$ 1,332,974	$ 7,941,424

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares	Shares	Dollars	Dollars
	Six months ended October 31, 2014	Year ended April 30, 2014	Six months ended October 31, 2014	Year ended April 30, 2014
Class A
Shares sold	133,000	520,166	$ 1,359,288	$ 5,266,727
Reinvestment of distributions	20,394	38,112	207,419	383,509
Shares redeemed	(110,308)	(388,303)	(1,118,261)	(3,910,568)
Net increase (decrease)	43,086	169,975	$ 448,446	$ 1,739,668
Class T
Shares sold	28,970	88,315	$ 296,289	$ 888,385
Reinvestment of distributions	4,519	9,045	45,953	90,961
Shares redeemed	(12,242)	(70,058)	(124,931)	(703,740)
Net increase (decrease)	21,247	27,302	$ 217,311	$ 275,606
Class C
Shares sold	70,196	149,109	$ 715,587	$ 1,503,667
Reinvestment of distributions	7,975	17,367	81,123	174,621
Shares redeemed	(48,215)	(83,275)	(492,957)	(837,413)
Net increase (decrease)	29,956	83,201	$ 303,753	$ 840,875

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares	Shares	Dollars	Dollars
	Six months ended October 31, 2014	Year ended April 30, 2014	Six months ended October 31, 2014	Year ended April 30, 2014
Global High Income
Shares sold	4,403,887	12,907,329	$ 44,925,119	$ 129,978,506
Reinvestment of distributions	731,032	2,136,351	7,451,694	21,478,679
Shares redeemed	(22,243,753)	(14,327,532)	(225,594,023)	(144,088,446)
Net increase (decrease)	(17,108,834)	716,148	$ (173,217,210)	$ 7,368,739
Institutional Class
Shares sold	47,123	143,981	$ 473,351	$ 1,452,570
Reinvestment of distributions	2,397	6,722	24,383	67,630
Shares redeemed	(27,448)	(205,533)	(280,866)	(2,063,494)
Net increase (decrease)	22,072	(54,830)	$ 216,868	$ (543,294)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 14% of the total outstanding shares of the Fund.

Semiannual Report

12. Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

13. Litigation.

The Fund, and other entities managed by Fidelity or its affiliates, have been named as defendants in a lawsuit brought by creditors of a subsidiary of Energy Future Holdings Corp. ("EFH"), which is currently in bankruptcy and was formerly known as TXU. The lawsuit, which is captioned as In Re: ENERGY FUTURE HOLDINGS CORP. et al. U.S. Bankruptcy Court, D. Del. Case No. 14-10979 (CSS); AVENUE CAPITAL MANAGEMENT II, LP, et al. v. FIDELITY INVESTMENTS, et al. Adversary No. 14-50797 (CSS), was filed in the United States Bankruptcy Court for the District of Delaware on October 6, 2014. The plaintiffs are seeking to enforce an alleged agreement under which the Fund and other defendants would sell certain EFH notes, as identified in the Fund's Schedule of Investments, to the plaintiffs at a specified price. Plaintiffs are seeking a declaration that an alleged right to call the securities was properly exercised and an order that the Fund and other defendants transfer the notes to the plaintiffs at the specified price. The Fund and the other defendants dispute the plaintiffs' claims and intend to defend the case vigorously. On November 19, 2014, the defendants filed a motion to dismiss contending, among other things, that the right to call the notes never came into existence and was part of a proposed settlement agreement that was never completed or approved by the bankruptcy court. The motion to dismiss has not yet been decided. If the lawsuit were to be decided in a manner adverse to the Fund, the Fund could experience a loss up to $1,186,866 as of period end. The Fund will also incur legal costs in defending the case.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Global High Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2014 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. In connection with separate internal corporate reorganizations involving Fidelity Management & Research (U.K.) Inc. (FMR U.K.) and Fidelity Management & Research (Japan) Inc. (FMR Japan), the Board approved certain non-material amendments to the fund's sub-advisory agreements with FMR U.K. and FMR Japan to reflect that, after these reorganizations, FMR Investment Management (UK) Limited and Fidelity Management & Research (Japan) Limited will carry on the business of FMR U.K. and FMR Japan, respectively. The Board noted that no changes to the portfolio managers or to the foreign research or investment advisory services provided to the fund were expected in connection with either reorganization and that the same personnel and resources would continue to be available to the fund at the new entities.

Semiannual Report

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of FMR and the sub-advisers (together, the Investment Advisers), and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading and risk management capabilities and resources and global compliance infrastructure, which are an integral part of the investment management process.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for income-oriented solutions; (iv) reducing fund expenses for certain index funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching sector-based exchange-traded funds and establishing a new Fidelity adviser to manage sector-based funds and products; (viii) continuing to develop and implement technology to improve security and increase efficiency; (ix) modifying the eligibility criteria for certain share classes to increase their marketability to a portion of the defined contribution plan market; (x) waiving redemption fees for certain qualified fund-of-fund and wrap programs and certain retirement plan transactions; and (xi) launching new Institutional Class shares of certain money market funds to attract and retain assets and to fill a gap in the money market fund lineup.

Semiannual Report

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for a sleeve of the fund in June 2013.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"). In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods which may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; tactical opportunities for investment; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index for the most recent one-year period, as shown below. A peer group comparison is not shown below.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Global High Income Fund

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Semiannual Report

Fidelity Global High Income Fund

The Board noted that the fund's management fee rate ranked above the median of its Total Mapped Group and above the median of its ASPG for 2013. The Board considered that the fund invests a greater portion of its assets internationally than other funds in its Total Mapped Group, which consists primarily of domestic high income funds, and, as such, competitive rankings are less meaningful.

The Board also noted that, in August 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked above its competitive median for 2013. The Board considered that, in general, various factors can affect total expense ratios. All classes are above the median due to the fund's higher than standard management fee, which reflects the fund's specialized investment strategy as discussed above. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable, although in all cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

Semiannual Report

On an annual basis, Fidelity presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) Fidelity's strategic marketing and product lineup goals; (iii) the methodology with respect to competitive fund data and peer group classifications; (iv) the arrangements with, and performance of, certain sub-advisers on behalf of the Fidelity funds, as well as certain proposed participating affiliate arrangements; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, including the rationale for the individual fee rates of certain categories of funds and the definition of group assets; (vii) trends regarding industry use of performance fee structures and the performance adjustment methodologies applicable to the Fidelity funds; (viii) additional competitive analysis regarding the total expenses for certain classes; (ix) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results; and (x) the process by which Fidelity determines sub-advisory fees for funds it advises.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

FIL Investment Advisors

FIL Investments (Japan)
Limited

FIL Investment Advisors
(UK) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

(Fidelity Investment logo)(registered trademark)

AGHII-USAN-1214
1.926271.103

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor®

Global High Income

Fund - Class A, Class T, and Class C

Semiannual Report

October 31, 2014

(Fidelity Cover Art)

Class A, Class T,
and Class C are
classes of Fidelity®
Global High Income Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2014 to October 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value May 1, 2014	Ending Account Value October 31, 2014	Expenses Paid During Period* May 1, 2014 to October 31, 2014
Class A	1.22%
Actual		$ 1,000.00	$ 1,007.60	$ 6.17
HypotheticalA		$ 1,000.00	$ 1,019.06	$ 6.21
Class T	1.25%
Actual		$ 1,000.00	$ 1,007.50	$ 6.33
HypotheticalA		$ 1,000.00	$ 1,018.90	$ 6.36
Class C	2.00%
Actual		$ 1,000.00	$ 1,003.70	$ 10.10
HypotheticalA		$ 1,000.00	$ 1,015.12	$ 10.16
Global High Income	1.00%
Actual		$ 1,000.00	$ 1,008.70	$ 5.06
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
Institutional Class	.96%
Actual		$ 1,000.00	$ 1,008.90	$ 4.86
HypotheticalA		$ 1,000.00	$ 1,020.37	$ 4.89

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Holdings as of October 31, 2014
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
HCA Holdings, Inc.	1.5	1.8
International Lease Finance Corp.	1.4	2.0
Ally Financial, Inc.	1.3	2.0
TXU Corp.	1.2	0.4
Digicel Group Ltd.	1.1	0.6
	6.5
Top Five Countries as of October 31, 2014
(excluding short-term investments and net other assets)	% of fund's net assets	% of fund's net assets 6 months ago
United States of America	49.9	47.4
Cayman Islands	7.2	6.2
Luxembourg	4.8	6.9
Netherlands	4.0	4.1
United Kingdom	3.5	2.9
Top Five Market Sectors as of October 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Banks & Thrifts	11.3	9.8
Telecommunications	10.7	11.3
Energy	9.2	8.7
Homebuilders/Real Estate	7.0	6.3
Diversified Financial Services	6.9	7.6
Quality Diversification (% of fund's net assets)
As of October 31, 2014	As of April 30, 2014
AAA,AA,A 0.0%	AAA,AA,A 0.8%
BBB 4.0%	BBB 5.3%
BB 37.0%	BB 36.7%
B 37.2%	B 36.4%
CCC,CC,C 13.5%	CCC,CC,C 11.4%
D 0.0%	D 0.0%†
Not Rated 4.3%	Not Rated 2.8%
Equities 2.1%	Equities 2.3%
Short-Term Investments and Net Other Assets 1.9%	Short-Term Investments and Net Other Assets 4.3%

† Amount represents less than 0.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of October 31, 2014 *		As of April 30, 2014 **
	Corporate Bonds 86.5%		Corporate Bonds 83.5%
	Government Obligations 0.0%		Government Obligations 0.7%
	Stocks 2.1%		Stocks 2.3%
	Preferred Securities 6.4%		Preferred Securities 4.8%
	Bank Loan Obligations 3.1%		Bank Loan Obligations 4.4%
	Short-Term Investments and Net Other Assets (Liabilities) 1.9%		Short-Term Investments and Net Other Assets (Liabilities) 4.3%
* Foreign investments	48.2%	** Foreign investments	48.3%

Semiannual Report

Investments October 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 86.5%
		Principal Amount (d)	Value
Aerospace - 0.2%
GenCorp, Inc. 7.125% 3/15/21		$ 230,000	$ 244,375
TransDigm, Inc. 6.5% 7/15/24		225,000	231,750
			476,125
Air Transportation - 0.6%
Aeropuertos Argentina 2000 SA 10.75% 12/1/20 (Reg. S)		340,000	361,420
BW Group Ltd. 6.625% 6/28/17 (Reg. S)		100,000	104,500
Continental Airlines, Inc. 6.125% 4/29/18		55,000	58,025
U.S. Airways Group, Inc. 6.125% 6/1/18		470,000	485,275
United Continental Holdings, Inc. 6.375% 6/1/18		45,000	47,025
			1,056,245
Automotive - 2.2%
Banque PSA Finance 4.25% 2/25/16	EUR	100,000	130,202
Chassix, Inc. 9.25% 8/1/18 (f)		90,000	87,300
Dana Holding Corp.:
5.375% 9/15/21		200,000	208,000
6% 9/15/23		200,000	210,000
Fiat Industrial Finance Europe SA 6.25% 3/9/18	EUR	100,000	140,311
Gates Global LLC / Gates Global Co. 6% 7/15/22 (f)		250,000	242,500
General Motors Acceptance Corp. 8% 11/1/31		311,000	396,136
Gestamp Funding SA 5.875% 5/31/20 (Reg. S)	EUR	100,000	131,863
Penske Automotive Group, Inc. 5.75% 10/1/22		225,000	234,000
Peugeot Citroen SA 7.375% 3/6/18	EUR	100,000	144,235
PT Gadjah Tunggal Tbk 7.75% 2/6/18 (Reg. S)		200,000	201,000
Samvardhana Motherson Automotive Systems Group BV 4.125% 7/15/21 (Reg. S)	EUR	150,000	182,380
Schaeffler Finance BV 3.5% 5/15/22 (Reg. S)	EUR	100,000	124,820
Schaeffler Holding Finance BV:
6.25% 11/15/19 pay-in-kind (f)(h)		220,000	227,700
6.75% 11/15/22 pay-in-kind (f)(h)		45,000	47,588
6.875% 8/15/18 (Reg. S) (h)	EUR	100,000	131,581
6.875% 8/15/18 pay-in-kind (f)(h)		225,000	235,688
Tata Motors Ltd. 4.625% 4/30/20		200,000	203,234
Tenedora Nemak SA de CV 5.5% 2/28/23 (f)		750,000	779,775
			4,058,313
Banks & Thrifts - 7.7%
Ally Financial, Inc.:
7.5% 9/15/20		1,149,000	1,367,310
8% 3/15/20		149,000	179,173
Bank of Baroda (London) 6.625% 5/25/22 (h)		200,000	205,882
Bank of Ceylon 5.325% 4/16/18 (Reg. S)		200,000	203,000
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Banks & Thrifts - continued
Bank of India - London Branch 6.625% 9/22/21 (h)		$ 200,000	$ 203,000
Bank of Ireland 10% 12/19/22	EUR	200,000	321,182
BBVA Bancomer SA 7.25% 4/22/20 (f)		750,000	853,575
BBVA Paraguay SA 9.75% 2/11/16 (f)		400,000	424,284
Canara Bank Ltd. 6.365% 11/28/21 (h)		100,000	102,061
Commerzbank AG 7.75% 3/16/21	EUR	200,000	306,395
Credit Suisse Group 5.75% 9/18/25 (Reg. S) (h)	EUR	200,000	278,801
FBN Finance Co. BV 8.25% 8/7/20 (f)(h)		200,000	199,500
Finansbank A/S 6.25% 4/30/19 (f)		200,000	209,340
Georgia Bank Joint Stock Co. 7.75% 7/5/17 (f)		850,000	899,530
GMAC LLC:
8% 12/31/18		30,000	34,800
8% 11/1/31		1,495,000	1,902,354
GTB Finance BV 6% 11/8/18 (f)		400,000	394,000
HBOS PLC 4.5% 3/18/30 (h)	EUR	300,000	411,810
HSBK BV 7.25% 5/3/17 (f)		400,000	424,480
Hypo Alpe-Adria-Bank International AG 4.25% 10/31/16	EUR	400,000	419,429
ICICI Bank Ltd. 6.375% 4/30/22 (Reg. S) (h)		300,000	310,140
Itau Unibanco Holding SA 6.2% 12/21/21 (f)		750,000	798,975
JSC Halyk Bank of Kazakhstan 7.25% 1/28/21 (f)		400,000	428,480
National Savings Bank 8.875% 9/18/18 (Reg. S)		200,000	226,760
Ocwen Financial Corp. 6.625% 5/15/19 (f)		50,000	47,000
Rabobank Nederland 6.875% 3/19/20 (Reg. S)	EUR	250,000	372,029
Royal Bank of Scotland Group PLC:
5.125% 5/28/24		582,000	589,431
6% 12/19/23		510,000	548,689
Turkiye Garanti Bankasi A/S 4.75% 10/17/19 (f)		400,000	405,824
Turkiye Halk Bankasi A/S 3.875% 2/5/20 (f)		200,000	190,700
UT2 Funding PLC 5.321% 6/30/16 (c)	EUR	50,000	63,503
Yapi ve Kredi Bankasi A/S 4% 1/22/20 (f)		400,000	383,000
Zenith Bank PLC 6.25% 4/22/19 (f)		600,000	591,000
			14,295,437
Broadcasting - 1.0%
AMC Networks, Inc.:
4.75% 12/15/22		100,000	99,250
7.75% 7/15/21		5,000	5,450
Clear Channel Communications, Inc. 5.5% 12/15/16		190,000	180,025
EN Germany Holdings BV 10.75% 11/15/15 (Reg. S)	EUR	204,000	254,364
Ottawa Holdings Pte Ltd. 5.875% 5/16/18 (Reg. S)		200,000	173,750
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Broadcasting - continued
Polish Television Holding BV 11% 1/15/21 pay-in-kind (Reg. S) (h)	EUR	200,000	$ 291,483
TV Azteca SA de CV:
7.5% 5/25/18 (Reg. S)		750,000	783,803
7.625% 9/18/20 (Reg S.)		100,000	104,250
			1,892,375
Building Materials - 1.5%
Alam Synergy Pte. Ltd. 6.95% 3/27/20 (Reg. S)		200,000	198,000
American Builders & Contractors Supply Co., Inc. 5.625% 4/15/21 (f)		70,000	70,875
CEMEX Finance LLC 5.25% 4/1/21 (Reg. S)	EUR	100,000	128,949
CEMEX S.A.B. de CV 5.2331% 9/30/15 (f)(h)		345,000	351,572
China Shanshui Cement Group Ltd.:
8.5% 5/25/16 (Reg. S)		200,000	207,000
10.5% 4/27/17 (Reg. S)		200,000	215,250
HeidelbergCement Finance BV 9.5% 12/15/18 (Reg. S)	EUR	100,000	161,776
HMAN Finance Sub Corp. 6.375% 7/15/22 (f)		100,000	97,250
Modern Land China Co. Ltd. 13.875% 11/4/18 (Reg. S)		100,000	100,190
Nortek, Inc. 8.5% 4/15/21		120,000	129,000
Rearden G Holdings Eins GmbH 7.875% 3/30/20 (f)		400,000	412,000
Titan Global Finance PLC 4.25% 7/10/19 (Reg. S)	EUR	300,000	364,667
USG Corp.:
5.875% 11/1/21 (f)		50,000	51,625
9.75% 1/15/18		135,000	155,588
West China Cement Ltd. 6.5% 9/11/19		200,000	194,376
			2,838,118
Cable TV - 5.0%
Altice SA 7.75% 5/15/22 (f)		1,385,000	1,454,250
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.75% 1/15/24		865,000	885,544
6.625% 1/31/22		240,000	255,000
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (f)		45,000	46,913
Cequel Communications Holdings I LLC/Cequel Capital Corp. 5.125% 12/15/21 (f)		455,000	444,194
DISH DBS Corp. 5% 3/15/23		670,000	667,488
Lynx I Corp. 5.375% 4/15/21 (f)		200,000	207,500
Lynx II Corp. 6.375% 4/15/23 (f)		200,000	211,500
Mediacom Broadband LLC/Mediacom Broadband Corp. 5.5% 4/15/21		290,000	295,075
Nara Cable Funding Ltd. 8.875% 12/1/18 (Reg. S)	EUR	300,000	393,878
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Cable TV - continued
Numericable Group SA:
5.375% 5/15/22 (Reg. S)	EUR	150,000	$ 195,198
6% 5/15/22 (f)		1,305,000	1,334,363
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (f)		210,000	219,975
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
5.125% 1/21/23 (Reg. S)	EUR	250,000	334,043
5.5% 9/15/22 (Reg. S)	EUR	400,000	537,411
5.5% 1/15/23 (f)		200,000	208,500
7.5% 3/15/19 (Reg. S)	EUR	400,000	528,223
UPCB Finance III Ltd. 6.625% 7/1/20 (f)		145,000	152,613
UPCB Finance V Ltd. 7.25% 11/15/21 (f)		150,000	165,000
UPCB Finance VI Ltd. 6.875% 1/15/22 (f)		150,000	163,875
VTR Finance BV 6.875% 1/15/24 (f)		600,000	630,000
			9,330,543
Capital Goods - 0.8%
AECOM Technology Corp.:
5.75% 10/15/22 (f)		95,000	99,988
5.875% 10/15/24 (f)		80,000	84,600
Norcell Sweden Holding 2 AB 10.75% 9/29/19 (Reg. S)	EUR	65,000	90,741
Shale-Inland Holdings LLC/Shale-Inland Finance Corp. 8.75% 11/15/19 (f)		180,000	186,300
Sparkle Assets Ltd. 6.875% 1/30/20 (Reg. S)		200,000	202,760
Wendel SA:
3.75% 1/21/21	EUR	100,000	138,641
5.875% 9/17/19	EUR	200,000	300,443
Zoomlion HK SPV Co. Ltd.:
6.125% 12/20/22 (Reg. S)		200,000	189,000
6.875% 4/5/17 (Reg. S)		200,000	203,000
			1,495,473
Chemicals - 1.7%
Braskem Finance Ltd. 6.45% 2/3/24		200,000	212,150
Brenntag Finance BV 5.5% 7/19/18 (Reg. S)	EUR	150,000	214,289
Chemtura Corp. 5.75% 7/15/21		115,000	114,713
Hexion U.S. Finance Corp. 6.625% 4/15/20		478,000	478,000
INEOS Group Holdings SA 5.75% 2/15/19 (Reg. S)	EUR	250,000	311,853
Kerling PLC 10.625% 2/1/17 (Reg. S)	EUR	200,000	256,896
LSB Industries, Inc. 7.75% 8/1/19		85,000	90,712
OCP SA 5.625% 4/25/24 (f)		200,000	209,790
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Chemicals - continued
PolyOne Corp. 5.25% 3/15/23		$ 250,000	$ 250,625
Rockwood Specialties Group, Inc. 4.625% 10/15/20		145,000	151,380
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19		440,000	465,300
U.S. Coatings Acquisition, Inc./Flash Dutch 2 BV 7.375% 5/1/21 (f)		150,000	162,375
W.R. Grace & Co. - Conn 5.625% 10/1/24 (f)		55,000	57,956
Yingde Gases Investment Ltd. 7.25% 2/28/20 (Reg. S)		100,000	99,750
			3,075,789
Consumer Products - 0.6%
Dometic Group AB 9.5% 6/26/19 (Reg S.)	EUR	200,000	236,845
Prestige Brands, Inc.:
5.375% 12/15/21 (f)		320,000	309,600
8.125% 2/1/20		25,000	26,750
Revlon Consumer Products Corp. 5.75% 2/15/21		415,000	415,000
Spectrum Brands Holdings, Inc.:
6.375% 11/15/20		45,000	47,700
6.625% 11/15/22		55,000	58,988
			1,094,883
Containers - 1.5%
Ardagh Finance Holdings SA 8.625% 6/15/19 pay-in-kind (f)(h)		200,000	197,985
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
6% 6/30/21 (f)		245,000	241,631
7% 11/15/20 (f)		35,294	36,000
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (f)		65,000	61,100
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23		455,000	447,038
OI European Group BV:
4.875% 3/31/21 (Reg. S)	EUR	150,000	202,070
6.75% 9/15/20 (Reg. S)	EUR	200,000	293,362
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20		750,000	780,000
7.875% 8/15/19		250,000	267,813
SGD Group SA 5.625% 5/15/19 (Reg S.)	EUR	100,000	120,255
Tekni-Plex, Inc. 9.75% 6/1/19 (f)		84,000	91,770
			2,739,024
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Diversified Financial Services - 5.4%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 4.5% 5/15/21 (f)		$ 455,000	$ 459,550
Aircastle Ltd. 5.125% 3/15/21		395,000	399,938
Arrow Global Finance PLC 5.368% 11/1/21 (h)	EUR	200,000	245,617
Boing Group Financing PLC 6.625% 7/15/19 (Reg. S)	EUR	500,000	588,981
CIT Group, Inc.:
5% 8/15/22		270,000	282,488
5% 8/1/23		540,000	563,625
Comcel Trust 6.875% 2/6/24 (f)		400,000	428,000
Credito Real S.A.B. de CV 7.5% 3/13/19 (f)		400,000	422,000
GCS Holdco Finance I SA 6.5% 11/15/18 (Reg. S)	EUR	100,000	129,544
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 5.875% 2/1/22		530,000	544,575
International Lease Finance Corp.:
5.875% 8/15/22		1,075,000	1,166,375
8.625% 1/15/22		1,255,000	1,556,200
International Personal Finance PLC 11.5% 8/6/15	EUR	360,000	478,202
SLM Corp.:
5.5% 1/25/23		670,000	670,000
6.125% 3/25/24		420,000	433,654
8% 3/25/20		190,000	218,025
UPCB Finance Ltd.:
6.375% 7/1/20 (Reg. S)	EUR	500,000	657,904
7.625% 1/15/20 (Reg. S)	EUR	250,000	327,699
Verisure Holding AB 8.75% 9/1/18 (Reg. S)	EUR	300,000	400,381
			9,972,758
Diversified Media - 0.6%
Clear Channel Worldwide Holdings, Inc.:
Series A:
6.5% 11/15/22		100,000	103,000
7.625% 3/15/20		65,000	68,575
Series B, 6.5% 11/15/22		275,000	284,625
Lamar Media Corp.:
5.375% 1/15/24		120,000	124,200
5.875% 2/1/22		55,000	58,025
MDC Partners, Inc. 6.75% 4/1/20 (f)		30,000	31,125
National CineMedia LLC:
6% 4/15/22		300,000	303,750
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Diversified Media - continued
National CineMedia LLC: - continued
7.875% 7/15/21		$ 35,000	$ 37,275
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (f)		135,000	137,025
			1,147,600
Electric Utilities - 5.6%
Calpine Corp. 7.875% 1/15/23 (f)		459,000	508,343
Enel SpA 5% 1/15/75 (h)	EUR	100,000	132,063
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc. 12.25% 3/1/22 (c)(f)		1,455,000	1,731,450
GenOn Energy, Inc. 9.875% 10/15/20		385,000	399,438
Global Partners LP/GLP Finance Corp. 6.25% 7/15/22 (f)		60,000	59,400
InterGen NV 7% 6/30/23 (f)		1,110,000	1,062,825
Listrindo Capital BV:
6.95% 2/21/19 (f)		400,000	426,000
6.95% 2/21/19 (Reg. S)		200,000	213,000
Majapahit Holding BV 8% 8/7/19 (Reg. S)		200,000	234,500
Mirant Americas Generation LLC 9.125% 5/1/31		50,000	46,750
NRG Energy, Inc. 6.625% 3/15/23		645,000	680,475
NSG Holdings II, LLC 7.75% 12/15/25 (f)		375,000	404,063
PT Perusahaan Listrik Negara:
5.25% 10/24/42 (Reg. S)		200,000	181,000
5.5% 11/22/21 (Reg. S)		200,000	212,500
RJS Power Holdings LLC 5.125% 7/15/19 (f)		410,000	407,950
Techem Energy Metering Service GmbH & Co. KG 7.875% 10/1/20 (Reg. S)	EUR	100,000	138,212
Techem GmbH 6.125% 10/1/19 (Reg. S)	EUR	300,000	402,524
The AES Corp.:
4.875% 5/15/23		520,000	518,700
5.5% 3/15/24		140,000	143,150
7.375% 7/1/21		35,000	39,933
8% 10/15/17		3,000	3,405
TXU Corp.:
5.55% 11/15/14 (c)(j)		1,361,000	1,075,190
6.5% 11/15/24 (c)(j)		475,000	375,250
6.55% 11/15/34 (c)(j)		1,000,000	790,000
Viridian Group Fundco Ii Ltd. 11.125% 4/1/17 (Reg. S)	EUR	161,000	215,880
			10,402,001
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Energy - 8.6%
Afren PLC 10.25% 4/8/19 (f)		$ 293,000	$ 304,779
American Energy-Permian Basin LLC/ AEPB Finance Corp.:
6.7413% 8/1/19 (f)(h)		215,000	190,275
7.125% 11/1/20 (f)		235,000	203,275
7.375% 11/1/21 (f)		260,000	227,500
AmeriGas Finance LLC/AmeriGas Finance Corp. 6.75% 5/20/20		85,000	90,525
Antero Resources Corp. 5.125% 12/1/22 (f)		420,000	420,084
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. 5.875% 8/1/23		205,000	212,688
California Resources Corp.:
5.5% 9/15/21 (f)		260,000	265,200
6% 11/15/24 (f)		170,000	173,400
Chesapeake Energy Corp.:
5.375% 6/15/21		430,000	448,275
5.75% 3/15/23		250,000	273,750
Chesapeake Midstream Partners LP/CHKM Finance Corp.:
5.875% 4/15/21		250,000	264,375
6.125% 7/15/22		170,000	184,875
Chesapeake Oilfield Operating LLC 6.625% 11/15/19 (e)		65,000	64,350
Clayton Williams Energy, Inc. 7.75% 4/1/19		390,000	386,588
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6.125% 3/1/22		175,000	176,750
7.75% 4/1/19		150,000	157,688
Diamondback Energy, Inc. 7.625% 10/1/21		195,000	207,188
DTEK Finance BV 9.5% 4/28/15 (f)		100,000	86,750
Dynegy Finance I, Inc./Dynegy Finance II, Inc.:
6.75% 11/1/19 (f)		125,000	129,375
7.375% 11/1/22 (f)		125,000	132,188
7.625% 11/1/24 (f)		125,000	132,500
EDC Finance Ltd. 4.875% 4/17/20 (f)		400,000	362,000
Endeavor Energy Resources LP/EER Finance, Inc. 7% 8/15/21 (f)		410,000	414,100
Energy Transfer Equity LP 7.5% 10/15/20		30,000	34,500
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 9/1/22		110,000	116,050
Everest Acquisition LLC/Everest Acquisition Finance, Inc. 9.375% 5/1/20		215,000	234,888
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Energy - continued
Exterran Partners LP/EXLP Finance Corp. 6% 10/1/22 (f)		$ 250,000	$ 240,000
Forum Energy Technologies, Inc. 6.25% 10/1/21		135,000	139,050
Genesis Energy LP/Genesis Energy Finance Corp. 5.75% 2/15/21		95,000	95,475
Gibson Energy, Inc. 6.75% 7/15/21 (f)		370,000	393,125
Gulfmark Offshore, Inc. 6.375% 3/15/22		340,000	309,400
Hiland Partners LP/Finance Corp. 7.25% 10/1/20 (f)		80,000	84,600
Hilcorp Energy I LP/Hilcorp Finance Co. 5% 12/1/24 (f)		255,000	244,800
Indo Energy Finance II BV 6.375% 1/24/23		200,000	161,500
Kodiak Oil & Gas Corp.:
5.5% 1/15/21		80,000	81,200
5.5% 2/1/22		175,000	178,500
Kosmos Energy Ltd. 7.875% 8/1/21 (f)		200,000	184,000
Laredo Petroleum Holdings, Inc. 5.625% 1/15/22		340,000	334,900
Offshore Group Investment Ltd.:
7.125% 4/1/23		530,000	437,250
7.5% 11/1/19		560,000	477,400
Pacific Drilling V Ltd. 7.25% 12/1/17 (f)		380,000	376,675
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (f)		775,000	827,313
Pan American Energy LLC 7.875% 5/7/21 (f)		700,000	743,750
Rose Rock Midstream LP/ Rose Rock Finance Corp. 5.625% 7/15/22		125,000	124,688
Rosetta Resources, Inc.:
5.625% 5/1/21		225,000	218,250
5.875% 6/1/24		140,000	134,400
RSP Permian, Inc. 6.625% 10/1/22 (f)		75,000	74,798
Sabine Pass Liquefaction LLC 5.625% 2/1/21		760,000	796,100
SemGroup Corp. 7.5% 6/15/21		370,000	389,425
Summit Midstream Holdings LLC 7.5% 7/1/21		100,000	109,000
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 6.375% 8/1/22		60,000	64,500
Transportadora de Gas del Sur SA 9.625% 5/14/20 (f)		731,097	731,097
Western Refining, Inc. 6.25% 4/1/21		105,000	105,525
Yingde Gases Investment Ltd.:
8.125% 4/22/18 (f)		400,000	416,000
8.125% 4/22/18 (Reg. S)		100,000	104,000
YPF SA:
8.75% 4/4/24 (f)		150,000	155,063
8.875% 12/19/18 (f)		405,000	423,225
Zhaikmunai International BV 7.125% 11/13/19 (f)		800,000	832,000
			15,880,925
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Entertainment/Film - 0.7%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.:
5.25% 2/15/22 (f)		$ 160,000	$ 165,200
5.625% 2/15/24 (f)		55,000	57,338
Cinemark U.S.A., Inc.:
4.875% 6/1/23		265,000	261,025
5.125% 12/15/22		50,000	50,000
7.375% 6/15/21		15,000	16,088
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 5% 8/1/18 (f)		170,000	174,250
Regal Entertainment Group:
5.75% 6/15/23		470,000	451,200
5.75% 2/1/25		55,000	51,975
			1,227,076
Environmental - 0.2%
Clean Harbors, Inc.:
5.125% 6/1/21		100,000	101,750
5.25% 8/1/20		110,000	113,025
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (f)		200,000	213,000
			427,775
Food & Drug Retail - 1.6%
Albertsons Holdings LLC/Saturn Acquistion Merger Sub, Inc. 7.75% 10/15/22 (f)		295,000	290,575
JBS Investments GmbH 7.25% 4/3/24 (f)		210,000	224,175
Minerva Luxmbourg SA 7.75% 1/31/23 (f)		800,000	836,000
Pinnacle Merger Sub, Inc. 9.5% 10/1/23 (f)		170,000	185,300
Rite Aid Corp.:
6.875% 12/15/28 (f)		705,000	736,725
7.7% 2/15/27		711,000	789,210
			3,061,985
Food/Beverage/Tobacco - 1.9%
Agrokor d.d.:
9.125% 2/1/20 (Reg. S)	EUR	100,000	136,343
9.875% 5/1/19 (Reg. S)	EUR	100,000	136,781
C&S Group Enterprises LLC 5.375% 7/15/22 (f)		290,000	290,000
Corporacion Lindley SA 6.75% 11/23/21 (f)		200,000	218,500
ESAL GmbH 6.25% 2/5/23 (f)		385,000	392,700
FAGE Dairy Industry SA/FAGE U.S.A. Dairy Industry, Inc. 9.875% 2/1/20 (f)		265,000	280,569
H.J. Heinz Finance Co. 7.125% 8/1/39 (f)		1,100,000	1,218,250
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Food/Beverage/Tobacco - continued
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 5.875% 7/15/24 (f)		$ 270,000	$ 271,350
Post Holdings, Inc. 6.75% 12/1/21 (f)		370,000	369,538
R&R Ice Cream PLC 9.25% 5/15/18 pay-in-kind (Reg. S) (h)	EUR	250,000	315,950
			3,629,981
Gaming - 1.9%
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.375% 5/1/22 (f)		405,000	376,650
Gamenet SpA 7.25% 8/1/18 (Reg. S)	EUR	150,000	158,966
Golden Nugget Escrow, Inc. 8.5% 12/1/21 (f)		130,000	129,350
Graton Economic Development Authority 9.625% 9/1/19 (f)		135,000	151,200
MCE Finance Ltd.:
5% 2/15/21 (f)		525,000	517,125
5% 2/15/21 (Reg. S)		200,000	197,000
MGM Mirage, Inc. 8.625% 2/1/19		315,000	364,613
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc. 11% 10/1/21 (f)		305,000	283,269
Studio City Finance Ltd. 8.5% 12/1/20 (f)		965,000	1,047,025
Wynn Macau Ltd. 5.25% 10/15/21 (f)		300,000	300,000
			3,525,198
Healthcare - 5.2%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp.:
6% 10/15/21		85,000	87,550
7.75% 2/15/19		195,000	204,750
Cerba European Lab SAS 7% 2/1/20 (Reg. S)	EUR	400,000	522,313
CTR Partnership LP/CareTrust Capital Corp. 5.875% 6/1/21		40,000	40,800
DaVita HealthCare Partners, Inc. 5.125% 7/15/24		500,000	510,000
FMC Finance VII SA 5.25% 2/15/21	EUR	50,000	72,841
Fresenius U.S. Finance II, Inc. 8.75% 7/15/15 (Reg. S)	EUR	100,000	132,521
Grifols Worldwide Operations Ltd. 5.25% 4/1/22 (f)		315,000	322,875
HCA Holdings, Inc.:
4.75% 5/1/23		690,000	701,213
5% 3/15/24		185,000	190,783
5.875% 3/15/22		924,000	1,014,090
6.25% 2/15/21		195,000	209,869
6.5% 2/15/20		495,000	552,544
7.5% 2/15/22		180,000	209,025
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Healthcare - continued
HealthSouth Corp.:
5.75% 11/1/24		$ 100,000	$ 105,000
7.75% 9/15/22		243,000	259,706
IMS Health, Inc. 6% 11/1/20 (f)		95,000	98,563
Labco S.A.S. 8.5% 1/15/18 (Reg. S)	EUR	450,000	588,589
Omega Healthcare Investors, Inc. 5.875% 3/15/24		360,000	387,000
Par Pharmaceutical Companies, Inc. 7.375% 10/15/20		60,000	63,750
Polymer Group, Inc. 6.875% 6/1/19 (f)		100,000	98,750
Rottapharm Ltd. 6.125% 11/15/19 (Reg. S)	EUR	200,000	266,689
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23		155,000	157,325
5.5% 2/1/21		120,000	124,500
Salix Pharmaceuticals Ltd. 6% 1/15/21 (f)		70,000	75,775
Tenet Healthcare Corp.:
4.375% 10/1/21		325,000	322,969
6% 10/1/20		235,000	252,625
8.125% 4/1/22		955,000	1,094,669
Valeant Pharmaceuticals International:
5.625% 12/1/21 (f)		155,000	153,838
6.75% 8/15/21 (f)		40,000	41,300
7.25% 7/15/22 (f)		25,000	26,375
7.5% 7/15/21 (f)		473,000	506,110
VWR Funding, Inc. 7.25% 9/15/17		340,000	357,000
			9,751,707
Homebuilders/Real Estate - 6.4%
Agile Property Holdings Ltd. 8.875% 4/28/17 (Reg. S)		300,000	286,500
Aldesa Financial Services SA 7.25% 4/1/21 (Reg. S)	EUR	150,000	182,803
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 6.875% 2/15/21 (f)		755,000	739,900
Beazer Homes U.S.A., Inc. 7.25% 2/1/23		140,000	139,300
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (f)		85,000	90,525
CBRE Group, Inc. 5% 3/15/23		770,000	785,400
Cementos Progreso Trust 7.125% 11/6/23 (f)		400,000	430,000
Central China Real Estate Ltd. 6.5% 6/4/18 (Reg.S)		200,000	194,181
China Aoyuan Property Group Ltd. 11.25% 1/17/19 (Reg. S)		200,000	194,112
China South City Holdings Ltd. 8.25% 1/29/19 (Reg. S)		200,000	203,620
CIFI Holdings Group Co. Ltd.:
8.875% 1/27/19 (Reg. S)		200,000	205,000
12.25% 4/15/18		200,000	225,000
Country Garden Holdings Co. Ltd. 7.25% 4/4/21 (Reg. S)		400,000	394,000
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Homebuilders/Real Estate - continued
D.R. Horton, Inc. 5.75% 8/15/23		$ 575,000	$ 613,094
Evergrande Real Estate Group Ltd. 8.75% 10/30/18 (Reg. S)		200,000	187,270
Fantasia Holdings Group Co. Ltd. 10.625% 1/23/19 (Reg. S)		200,000	175,389
Future Land Develpment Holding Ltd.:
10.25% 1/31/18 (Reg. S)		100,000	100,800
10.25% 7/21/19 (Reg. S)		200,000	196,080
Glorious Property Holdings Ltd. 13% 10/25/15		200,000	169,000
Greentown China Holdings Ltd. 8.5% 2/4/18 (Reg. S)		300,000	298,500
Howard Hughes Corp. 6.875% 10/1/21 (f)		380,000	401,850
Inversiones y Representaciones SA:
8.5% 2/2/17 (Reg. S)		15,000	14,775
11.5% 7/20/20 (Reg. S)		105,000	113,190
Kaisa Group Holdings Ltd.:
8.875% 3/19/18 (Reg. S)		300,000	303,000
12.875% 9/18/17		200,000	220,500
Kennedy-Wilson, Inc. 5.875% 4/1/24		155,000	157,930
KWG Property Holding Ltd. 8.975% 1/14/19 (Reg. S)		200,000	199,500
Logan Property Holdings Co. Ltd. 11.25% 6/4/19 (Reg. S)		200,000	203,363
Longfor Properties Co. Ltd.:
6.75% 1/29/23 (Reg S.)		200,000	195,091
6.875% 10/18/19		200,000	204,500
Modernland Overseas Pte Ltd. 11% 10/25/16 (Reg. S)		200,000	210,500
Oceanwide Real Estate International Holding Co. Ltd. 11.75% 9/8/19 (Reg. S)		100,000	101,500
Pakuwon Prima Pte Ltd. 7.125% 7/2/19 (Reg. S)		100,000	101,549
Powerlong Real Estate Holding Ltd. 11.25% 1/25/18 (Reg. S)		100,000	98,752
Realogy Group LLC/Realogy Co.-Issuer Corp. 4.5% 4/15/19 (f)		340,000	340,850
Ryland Group, Inc. 5.375% 10/1/22		55,000	53,900
Shimao Property Holdings Ltd. 6.625% 1/14/20 (Reg. S)		200,000	198,000
SOHO China Ltd. 7.125% 11/7/22 (Reg. S)		200,000	199,000
Sunac China Holdings Ltd. 12.5% 10/16/17 (Reg. S)		200,000	222,000
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.625% 3/1/24 (f)		80,000	79,200
Theta Capital Pte Ltd. 7% 5/16/19		200,000	211,752
Times Property Holdings Ltd. 12.625% 3/21/19 (Reg. S)		200,000	211,599
Trillion Chance Ltd. 8.5% 1/10/19		400,000	393,748
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Homebuilders/Real Estate - continued
Weekley Homes LLC/Weekley Finance Corp. 6% 2/1/23		$ 90,000	$ 88,200
Weyerhaeuser Real Estate Co.:
4.375% 6/15/19 (f)		145,000	144,275
5.875% 6/15/24 (f)		110,000	112,200
William Lyon Homes, Inc.:
5.75% 4/15/19		90,000	89,550
8.5% 11/15/20		215,000	234,888
WLH PNW Finance Corp. 7% 8/15/22 (f)		160,000	165,200
Woodside Homes Co. LLC/Woodside Homes Finance, Inc. 6.75% 12/15/21 (f)		265,000	266,325
Wuzhou International Holdings Ltd. 13.75% 9/26/18 (Reg. S)		100,000	107,130
Xinyuan Real Estate Co. Ltd. 13.25% 5/3/18 (Reg. S)		200,000	195,100
Yuzhou Properties Co. 8.75% 10/4/18 (Reg. S)		200,000	200,500
			11,849,891
Hotels - 0.6%
Choice Hotels International, Inc. 5.75% 7/1/22		45,000	48,488
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 5.625% 10/15/21 (f)		1,080,000	1,138,050
			1,186,538
Insurance - 0.4%
Assicurazioni Generali SpA 10.125% 7/10/42 (h)	EUR	100,000	174,348
Hockey Merger Sub 2, Inc. 7.875% 10/1/21 (f)		345,000	359,663
MAPFRE SA 5.921% 7/24/37 (h)	EUR	150,000	199,721
			733,732
Leisure - 0.5%
24 Hour Holdings III LLC 8% 6/1/22 (f)		100,000	94,500
Lottomatica SpA 8.25% 3/31/66 (Reg. S) (h)	EUR	600,000	785,725
			880,225
Metals/Mining - 2.8%
Abja Investment Co. Pte Ltd.:
4.85% 1/31/20 (Reg. S)		200,000	205,752
5.95% 7/31/24 (Reg. S)		200,000	203,250
Alcoa, Inc. 5.125% 10/1/24		86,000	90,754
Alpha Natural Resources, Inc.:
6% 6/1/19		195,000	97,500
6.25% 6/1/21		295,000	140,125
9.75% 4/15/18		210,000	137,025
Alrosa Finance SA 7.75% 11/3/20 (f)		300,000	310,875
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Metals/Mining - continued
Berau Capital Resources Pte Ltd. 12.5% 7/8/15 (Reg. S)		$ 200,000	$ 148,000
Bluescope Steel Ltd./Bluescope Steel Finance 7.125% 5/1/18 (f)		50,000	52,000
China Hongqiao Group Ltd. 7.625% 6/26/17 (Reg. S)		100,000	103,346
Compania Minera Ares SAC 7.75% 1/23/21 (f)		400,000	425,000
Compass Minerals International, Inc. 4.875% 7/15/24 (f)		255,000	249,900
Favor Sea Ltd. 11.75% 2/4/19 (Reg. S)		100,000	106,737
FMG Resources (August 2006) Pty Ltd. 6% 4/1/17 (f)		200,000	204,000
Gold Fields Orogen Holding BVI Ltd. 4.875% 10/7/20 (f)		625,000	556,250
Mongolian Mining Corp. 8.875% 3/29/17 (Reg. S)		400,000	248,000
Nord Gold NV 6.375% 5/7/18 (f)		200,000	191,000
Prince Mineral Holding Corp. 12% 12/15/19 (f)		55,000	60,225
Signode Industrial Group Lux SA/Signode Industrial Group U.S., Inc. 6.375% 5/1/22 (f)		115,000	111,550
Southern Copper Corp. 7.5% 7/27/35		250,000	295,870
Vedanta Resources PLC:
6% 1/31/19 (f)		250,000	255,000
8.25% 6/7/21 (Reg. S)		200,000	218,000
9.5% 7/18/18 (Reg. S)		200,000	227,500
Walter Energy, Inc.:
9.5% 10/15/19 (f)		225,000	195,188
12% 4/1/20 pay-in-kind (f)(h)		170,000	74,800
Yancoal International Resources Development Co. Ltd.:
4.461% 5/16/17 (Reg. S)		200,000	196,572
5.73% 5/16/22 (Reg. S)		200,000	182,986
			5,287,205
Paper - 0.3%
Smurfit Kappa Acquisitions 3.25% 6/1/21 (Reg. S)	EUR	400,000	501,260
Publishing/Printing - 1.1%
Cenveo Corp. 6% 8/1/19 (f)		145,000	139,563
Griffey Intermediate, Inc./Griffey Finance Sub LLC 7% 10/15/20 (f)		485,000	373,450
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75% 4/1/21		750,000	847,500
MHGE Parent LLC / MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (f)(h)		315,000	311,063
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Publishing/Printing - continued
R.R. Donnelley & Sons Co.:
6% 4/1/24		$ 105,000	$ 105,000
7% 2/15/22		180,000	192,600
			1,969,176
Railroad - 0.2%
Jurassic Holdings III, Inc. 6.875% 2/15/21 (Reg. S) (f)		215,000	216,613
Ultrapetrol (Bahamas) Ltd. 8.875% 6/15/21		160,000	168,000
			384,613
Restaurants - 0.2%
1011778 BC ULC/New Red Finance, Inc. 6% 4/1/22 (f)		115,000	116,581
Landry's Acquisition Co. 9.375% 5/1/20 (f)		105,000	112,219
Landry's Holdings II, Inc. 10.25% 1/1/18 (f)		125,000	130,000
			358,800
Services - 2.9%
Ahern Rentals, Inc. 9.5% 6/15/18 (f)		60,000	64,050
Anna Merger Sub, Inc. 7.75% 10/1/22 (f)		270,000	275,063
APX Group, Inc.:
6.375% 12/1/19		790,000	776,175
8.75% 12/1/20		805,000	696,325
Audatex North America, Inc. 6% 6/15/21 (f)		510,000	539,325
Blueline Rent Finance Corp./Volvo 7% 2/1/19 (f)		95,000	99,988
CBRE Group, Inc. 5.25% 3/15/25		180,000	184,275
Ceridian LLC / Comdata, Inc. 8.125% 11/15/17 (f)		275,000	275,000
FTI Consulting, Inc. 6% 11/15/22		205,000	209,869
Garda World Security Corp.:
7.25% 11/15/21 (f)		35,000	34,825
7.25% 11/15/21 (f)		100,000	99,500
Hertz Corp.:
5.875% 10/15/20		150,000	151,125
6.25% 10/15/22		105,000	107,100
Laureate Education, Inc. 9.75% 9/1/19 (f)(h)		930,000	957,900
NES Rentals Holdings, Inc. 7.875% 5/1/18 (f)		70,000	72,625
SMCP S.A.S. 8.875% 6/15/20 (Reg. S)	EUR	350,000	448,506
TMS International Corp. 7.625% 10/15/21 (f)		55,000	57,475
TransUnion Holding Co., Inc.:
8.125% 6/15/18 pay-in-kind (h)		155,000	161,200
9.625% 6/15/18 pay-in-kind (h)		90,000	92,925
			5,303,251
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Shipping - 0.7%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (f)		$ 335,000	$ 340,863
Navios Maritime Holdings, Inc. 8.125% 2/15/19		10,000	9,675
Teekay Corp. 8.5% 1/15/20		435,000	482,850
TRAC Intermodal LLC/TRAC Intermodal Corp. 11% 8/15/19		115,000	126,788
Western Express, Inc. 12.5% 4/15/15 (f)		315,000	278,775
			1,238,951
Steel - 1.1%
JMC Steel Group, Inc. 8.25% 3/15/18 (f)		710,000	720,650
Metinvest BV 10.25% 5/20/15 (f)		100,000	79,520
Ryerson, Inc./Joseph T Ryerson & Son, Inc.:
9% 10/15/17		520,000	547,300
11.25% 10/15/18		134,000	146,060
Steel Dynamics, Inc. 6.375% 8/15/22		120,000	130,500
TMK Capital SA 7.75% 1/27/18		400,000	400,500
			2,024,530
Super Retail - 0.6%
Academy Ltd./Academy Finance Corp. 9.25% 8/1/19 (f)		20,000	21,300
JC Penney Corp., Inc.:
5.65% 6/1/20		260,000	213,850
5.75% 2/15/18		80,000	74,800
7.4% 4/1/37		85,000	65,450
Maoye International Holdings Ltd. 7.75% 5/19/17 (Reg. S)		200,000	205,500
MPM Global Pte Ltd. 6.75% 9/19/19 (Reg. S)		200,000	204,000
Parkson Retail Group Ltd. 4.5% 5/3/18 (Reg. S)		200,000	188,350
Sally Holdings LLC 6.875% 11/15/19		35,000	37,538
Sonic Automotive, Inc.:
5% 5/15/23		40,000	38,800
7% 7/15/22		105,000	114,450
			1,164,038
Technology - 3.4%
Activision Blizzard, Inc. 6.125% 9/15/23 (f)		260,000	281,450
ADT Corp. 6.25% 10/15/21		235,000	246,750
Avaya, Inc. 7% 4/1/19 (f)		170,000	167,025
BCP Singapore VI Cayman Financing Co. Ltd. 8% 4/15/21 (f)		200,000	205,000
BMC Software Finance, Inc. 8.125% 7/15/21 (f)		585,000	560,138
Boxer Parent Co., Inc. 9% 10/15/19 pay-in-kind (f)(h)		330,000	295,970
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Technology - continued
Brocade Communications Systems, Inc. 4.625% 1/15/23		$ 135,000	$ 131,625
CDW LLC/CDW Finance Corp. 6% 8/15/22		255,000	269,025
Ceridian Corp. 8.875% 7/15/19 (f)		135,000	149,175
China Automation Group Ltd. 7.75% 4/20/16		200,000	203,900
Compiler Finance Sub, Inc. 7% 5/1/21 (f)		130,000	118,950
Entegris, Inc. 6% 4/1/22 (f)		70,000	71,225
First Data Corp.:
6.75% 11/1/20 (f)		238,000	254,660
11.25% 1/15/21		348,000	401,070
11.75% 8/15/21		94,000	110,215
Global A&T Electronics Ltd.:
10% 2/1/19 (f)		300,000	265,125
10% 2/1/19 (Reg. S)		100,000	88,375
Infor Software Parent LLC/Infor Software Parent, Inc. 7.125% 5/1/21 pay-in-kind (f)(h)		105,000	106,313
Lucent Technologies, Inc. 6.45% 3/15/29		575,000	553,438
MMI International Ltd. 8% 3/1/17 (Reg. S)		250,000	250,625
Pacific Emerald Pte Ltd. 9.75% 7/25/18 (Reg. S)		200,000	217,500
Quad/Graphics, Inc. 7% 5/1/22 (f)		80,000	76,800
Sensata Technologies BV 4.875% 10/15/23 (f)		120,000	118,500
STATS ChipPAC Ltd. 4.5% 3/20/18 (f)		212,000	212,000
WideOpenWest Finance LLC/WideOpenWest Capital Corp.:
10.25% 7/15/19		590,000	647,525
13.375% 10/15/19		220,000	250,800
			6,253,179
Telecommunications - 10.7%
Alcatel-Lucent U.S.A., Inc. 6.75% 11/15/20 (f)		490,000	504,700
Altice Financing SA 6.5% 1/15/22 (Reg. S)	EUR	200,000	258,149
Altice Finco SA 8.125% 1/15/24 (f)		200,000	210,500
Banglalink Digital Communications Ltd. 8.625% 5/6/19 (f)		400,000	419,000
Broadview Networks Holdings, Inc. 10.5% 11/15/17		187,500	182,813
Columbus International, Inc. 7.375% 3/30/21 (f)		625,000	662,500
Crown Castle International Corp. 4.875% 4/15/22		430,000	434,300
Digicel Group Ltd.:
7% 2/15/20 (f)		600,000	622,500
8.25% 9/1/17 (f)		500,000	511,875
8.25% 9/30/20 (f)		925,000	966,625
DigitalGlobe, Inc. 5.25% 2/1/21 (f)		605,000	588,363
Eileme 2 AB 11.625% 1/31/20 (f)		220,000	251,900
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Telecommunications - continued
FairPoint Communications, Inc. 8.75% 8/15/19 (f)		$ 245,000	$ 258,475
Frontier Communications Corp. 8.5% 4/15/20		500,000	576,250
GCX Ltd. 7% 8/1/19 (Reg. S)		200,000	205,333
Hellenic Telecommunications Organization SA 3.5% 7/9/20	EUR	250,000	305,455
Intelsat Jackson Holdings SA:
5.5% 8/1/23		250,000	250,625
6.625% 12/15/22 (Reg. S)		490,000	515,725
Intelsat Luxembourg SA 8.125% 6/1/23		485,000	515,313
Level 3 Communications, Inc. 8.875% 6/1/19		55,000	58,988
Level 3 Escrow II, Inc. 5.375% 8/15/22 (f)		320,000	325,600
Millicom International Cellular SA 6.625% 10/15/21 (f)		400,000	428,000
Mobile Challenger Intermediate Group SA 8.75% 3/15/19 (Reg. S) (h)	EUR	100,000	126,881
MTS International Funding Ltd.:
5% 5/30/23 (f)		350,000	313,688
8.625% 6/22/20 (f)		550,000	598,345
SBA Communications Corp. 4.875% 7/15/22 (f)		805,000	792,824
Sprint Capital Corp.:
6.875% 11/15/28		215,000	209,088
6.9% 5/1/19		815,000	863,900
8.75% 3/15/32		235,000	262,613
Sprint Communications, Inc. 6% 11/15/22		530,000	528,675
Sprint Corp.:
7.125% 6/15/24 (f)		285,000	292,838
7.875% 9/15/23 (f)		530,000	573,725
T-Mobile U.S.A., Inc.:
6.25% 4/1/21		380,000	396,625
6.625% 4/1/23		580,000	611,900
6.633% 4/28/21		275,000	289,781
6.731% 4/28/22		205,000	216,788
6.836% 4/28/23		80,000	84,600
TBG Global Pte. Ltd. 4.625% 4/3/18 (f)		400,000	402,000
Telecom Italia SpA 4.875% 9/25/20 (Reg. S)	EUR	500,000	686,444
Telefonica Celular del Paraguay SA 6.75% 12/13/22 (f)		400,000	421,000
Telenet Finance Luxembourg S.C.A.:
6.25% 8/15/22 (Reg. S)	EUR	100,000	135,653
6.75% 8/15/24 (Reg. S)	EUR	100,000	139,808
TW Telecom Holdings, Inc.:
5.375% 10/1/22		435,000	480,675
6.375% 9/1/23		435,000	495,900
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Telecommunications - continued
Vimpel Communications 9.125% 4/30/18 (Reg. S) (Issued by VIP Finance Ireland Ltd. for Vimpel Communications)		$ 350,000	$ 377,563
Vimpel Communications OJSC 7.748% 2/2/21 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (f)		500,000	508,750
Wind Acquisition Finance SA:
4% 7/15/20 (Reg S.)	EUR	350,000	432,023
4.75% 7/15/20 (f)		505,000	493,638
			19,788,714
Textiles & Apparel - 0.1%
Texhong Textile Group Ltd. 6.5% 1/18/19 (Reg. S)		200,000	197,500
TOTAL NONCONVERTIBLE BONDS (Cost $157,295,541)			160,500,934
Common Stocks - 1.7%
	Shares
Automotive - 0.4%
General Motors Co.	14,368	451,155
Trinseo SA	19,100	275,995
		727,150
Broadcasting - 0.2%
Cumulus Media, Inc. Class A (a)	83,000	320,380
Chemicals - 0.3%
LyondellBasell Industries NV Class A	6,300	577,269
Westlake Chemical Partners LP	100	3,015
		580,284
Energy - 0.2%
EP Energy Corp.	22,000	321,200
Healthcare - 0.0%
Legend Acquisition, Inc.	2,128	32,553
Legend Acquisition, Inc.:
Class A warrants (a)	2,195	0
Class B warrants (a)	2,894	0
		32,553
Homebuilders/Real Estate - 0.2%
Realogy Holdings Corp. (a)	7,900	323,979
Hotels - 0.2%
Extended Stay America, Inc. unit	20,000	461,200
Common Stocks - continued
	Shares	Value
Services - 0.2%
ARAMARK Holdings Corp.	11,900	$ 332,129
WP Rocket Holdings, Inc.	80,442	16,088
		348,217
Telecommunications - 0.0%
Broadview Networks Holdings, Inc. (a)	12,187	23,155
TOTAL COMMON STOCKS (Cost $3,798,776)		3,138,118
Nonconvertible Preferred Stocks - 0.4%

Banks & Thrifts - 0.4%
Ally Financial, Inc. 7.00% (f)	709	710,064
Services - 0.0%
WP Rocket Holdings, Inc. 15.00%	58,865	48,269
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $661,699)		758,333
Bank Loan Obligations - 3.1%
		Principal Amount (d)
Building Materials - 0.0%
American Builders & Contractors Supply Co., Inc. Tranche B, term loan 3.5% 4/16/20 (h)		$ 59,400	58,014
Cable TV - 0.1%
Liberty Cablevision of Puerto Rico:
Tranche 1LN, term loan 4.5% 1/7/22 (h)		20,000	19,850
Tranche 2LN, term loan 7.75% 7/7/23 (h)		85,000	84,150
			104,000
Chemicals - 0.1%
Royal Adhesives & Sealants LLC Tranche 2LN, term loan 9.75% 1/31/19 (h)		235,000	236,763
Consumer Products - 0.0%
Spectrum Brands Holdings, Inc. Tranche C, term loan 3.5% 9/4/19 (h)		44,550	43,937
Bank Loan Obligations - continued
		Principal Amount (d)	Value
Diversified Financial Services - 0.3%
AlixPartners LLP:
Tranche 2LN, term loan 9% 7/10/21 (h)		$ 405,000	$ 410,063
Tranche B 2LN, term loan 4% 7/10/20 (h)		143,188	140,921
			550,984
Diversified Media - 0.3%
Checkout Holding Corp. Tranche 2LN, term loan 7.75% 4/9/22 (h)		120,000	114,000
McGraw-Hill School Education Tranche B, term loan 6.25% 12/18/19 (h)		439,788	438,688
			552,688
Electric Utilities - 0.1%
EquiPower Resources Holdings LLC Tranche C, term loan 4.25% 12/31/19 (h)		54,313	53,973
La Frontera Generation, LLC Tranche B, term loan 4.5% 9/30/20 (h)		141,416	140,355
			194,328
Energy - 0.4%
Fieldwood Energy, LLC Tranche 2LN, term loan 8.375% 9/30/20 (h)		480,000	462,000
GIM Channelview Cogeneration LLC Tranche B, term loan 4.25% 5/8/20 (h)		22,554	22,526
Pacific Drilling SA Tranche B, term loan 4.5% 6/3/18 (h)		49,375	47,153
Panda Sherman Power, LLC term loan 9% 9/14/18 (h)		64,858	65,831
Panda Temple Power, LLC term loan 7.25% 4/3/19 (h)		45,000	45,731
Sheridan Investment Partners I term loan 4.25% 12/16/20 (h)		75,001	71,438
Sheridan Production Partners I:
Tranche A, term loan 4.25% 12/16/20 (h)		10,433	9,938
Tranche M, term loan 4.25% 12/16/20 (h)		3,891	3,706
			728,323
Entertainment/Film - 0.0%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. Tranche B, term loan 3% 1/31/21 (h)		35,000	34,256
Environmental - 0.3%
The Brickman Group, Ltd. Tranche B 1LN, term loan 4% 12/18/20 (h)		537,895	529,826
Bank Loan Obligations - continued
		Principal Amount (d)	Value
Food/Beverage/Tobacco - 0.1%
Arysta Lifescience SPC LLC:
Tranche B 1LN, term loan 4.5% 5/29/20 (h)		$ 83,937	$ 83,623
Tranche B 2LN, term loan 8.25% 11/30/20 (h)		75,000	75,563
			159,186
Gaming - 0.3%
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20 (h)		332,446	316,655
Graton Economic Development Authority Tranche B, term loan 9% 8/22/18 (h)		60,842	62,667
MGM Mirage, Inc. Tranche B, term loan 3.5% 12/20/19 (h)		88,425	87,435
			466,757
Healthcare - 0.4%
Dialysis Newco, Inc.:
Tranche 2LN, term loan 7.75% 10/22/21 (h)		130,000	129,350
Tranche B 1LN, term loan 4.5% 4/23/21 (h)		104,738	103,559
MModal IP LLC Tranche B, term loan 9% 1/31/20 (h)		138,353	134,894
Salix Pharmaceuticals Ltd. Tranche B, term loan 4.25% 1/2/20 (h)		24,063	24,032
U.S. Renal Care, Inc.:
Tranche 2LN, term loan 8.5% 1/3/20 (h)		20,000	20,050
Tranche B 2LN, term loan 4.25% 7/3/19 (h)		363,091	359,914
			771,799
Homebuilders/Real Estate - 0.1%
DTZ U.S. Borrower LLC:
Tranche 2LN, term loan 10/28/22 (i)		55,000	55,138
Tranche B 1LN, term loan 10/28/21 (i)		81,467	81,670
Tranche B, term loan 10/28/21 (i)		48,533	48,655
Realogy Corp. Credit-Linked Deposit 4.4463% 10/10/16 (h)		63,215	61,871
			247,334
Metals/Mining - 0.0%
Ameriforge Group, Inc. Tranche B 2LN, term loan 8.75% 1/25/21 (h)		20,000	19,900
Publishing/Printing - 0.0%
Houghton Mifflin Harcourt Publishing, Inc. Tranche B, term loan 4.25% 5/22/18 (h)		19,500	19,403
Services - 0.1%
Laureate Education, Inc. Tranche B, term loan 5% 6/16/18 (h)		147,898	142,722
Bank Loan Obligations - continued
		Principal Amount (d)	Value
Steel - 0.1%
Atkore International, Inc. Tranche 2LN, term loan 7.75% 10/9/21 (h)		$ 145,000	$ 142,463
Technology - 0.4%
Infor U.S., Inc. Tranche B 5LN, term loan 3.75% 6/3/20 (h)		121,668	119,843
Kronos, Inc. Tranche 2LN, term loan 9.75% 4/30/20 (h)		310,000	317,750
Renaissance Learning, Inc.:
Tranche 1LN, term loan 4.5% 4/9/21 (h)		109,450	107,535
Tranche 2LN, term loan 8% 4/9/22 (h)		95,000	92,625
			637,753
Telecommunications - 0.0%
LTS Buyer LLC Tranche 2LN, term loan 8% 4/11/21 (h)		6,325	6,278
TOTAL BANK LOAN OBLIGATIONS (Cost $5,697,753)			5,646,714
Preferred Securities - 6.4%

Banks & Thrifts - 3.2%
AMBB Capital (L) Ltd. 6.77% (g)(h)		200,000	204,621
Bank of America Corp. 5.2% (g)(h)		345,000	327,487
Barclays Bank PLC 7.625% 11/21/22		975,000	1,095,257
Barclays PLC 8% (g)(h)	EUR	200,000	262,618
BNP Paribas SA 5.019% (g)(h)	EUR	50,000	67,427
Caisse Nationale des Caisses d' Epargne et de Prevoyance 6.117% (g)(h)	EUR	300,000	408,496
Chong Hing Bank Ltd. 6.5% (g)(h)		200,000	199,329
Credit Agricole SA:
6.5%(Reg S.) (g)(h)	EUR	300,000	384,985
6.625% (f)(g)(h)		515,000	506,561
ICICI Bank Ltd. 7.25% (Reg S.) (g)(h)		200,000	200,945
Intesa Sanpaolo SpA 8.047% (g)(h)	EUR	250,000	362,487
JPMorgan Chase & Co. 5.15% (g)(h)		715,000	695,874
Natixis SA 6.307% (g)(h)	EUR	150,000	205,392
Royal Bank of Scotland Group PLC 7.0916% (g)(h)	EUR	50,000	66,044
SBB Capital Corp. 6.62% (g)(h)		200,000	209,078
Societe Generale 6.999% (g)(h)	EUR	200,000	295,314
State Bank of India 6.439% (g)(h)		300,000	306,871
UniCredit International Bank Luxembourg SA 8.125% (g)(h)	EUR	100,000	149,696
			5,948,482
Preferred Securities - continued
		Principal Amount (d)	Value
Consumer Products - 0.5%
Cosan Overseas Ltd. 8.25% (g)		$ 800,000	$ 843,780
Diversified Financial Services - 1.2%
Baggot Securities Ltd. 10.24% (Reg. S) (g)	EUR	100,000	141,638
Citigroup, Inc. 5.35% (g)(h)		1,885,000	1,804,350
Hutchison Whampoa Europe Finance, Ltd. 3.75% (Reg. S) (g)(h)	EUR	250,000	326,439
			2,272,427
Electric Utilities - 0.2%
China Resources Power East Foundation Co. Ltd. 7.25% (g)(h)		400,000	428,370
Food/Beverage/Tobacco - 0.7%
Gruma S.A.B. de CV 7.75% (Reg. S) (g)		1,260,000	1,294,731
Homebuilders/Real Estate - 0.3%
Odebrecht Finance Ltd. 7.5% (f)(g)		550,000	559,553
Insurance - 0.1%
Groupama SA 6.298% (g)(h)	EUR	100,000	125,155
Metals/Mining - 0.1%
Chalieco Hong Kong Corp. Ltd. 6.875% (Reg. S) (g)(h)		200,000	208,956
Steel - 0.1%
KBC Groupe SA 5.625% (Reg. S) (g)(h)	EUR	150,000	185,459
TOTAL PREFERRED SECURITIES (Cost $11,388,374)			11,866,913
Money Market Funds - 0.5%
	Shares
Fidelity Cash Central Fund, 0.11% (b) (Cost $970,566)	970,566	970,566
TOTAL INVESTMENT PORTFOLIO - 98.6% (Cost $179,812,709)		182,881,578
NET OTHER ASSETS (LIABILITIES) - 1.4%		2,634,949
NET ASSETS - 100%		$ 185,516,527
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $67,898,646 or 36.6% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(i) The coupon rate will be determined upon settlement of the loan after period end.
(j) Security is subject to an agreement restricting sale entered into subsequent to period end in connection with the litigation described in the Notes to Financial Statements.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,016
Other Information

The following is a summary of the inputs used, as of October 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,564,864	$ 1,564,864	$ -	$ -
Energy	321,200	321,200	-	-
Financials	1,034,043	323,979	710,064	-
Health Care	32,553	-	-	32,553
Industrials	64,357	-	-	64,357
Materials	856,279	856,279	-	-
Telecommunication Services	23,155	23,155	-	-
Corporate Bonds	160,500,934	-	160,500,934	-
Bank Loan Obligations	5,646,714	-	5,517,364	129,350
Preferred Securities	11,866,913	-	11,866,913	-
Money Market Funds	970,566	970,566	-	-
Total Investments in Securities:	$ 182,881,578	$ 4,060,043	$ 178,595,275	$ 226,260
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	51.8%
Cayman Islands	7.2%
Luxembourg	4.8%
Netherlands	4.0%
United Kingdom	3.5%
France	3.3%
Ireland	2.8%
Mexico	2.5%
British Virgin Islands	2.2%
Bermuda	1.6%
Argentina	1.4%
Canada	1.4%
Germany	1.4%
Italy	1.3%
Singapore	1.2%
Brazil	1.1%
Others (Individually Less Than 1%)	8.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	October 31, 2014 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $178,842,143)	$ 181,911,012
Fidelity Central Funds (cost $970,566)	970,566
Total Investments (cost $179,812,709)		$ 182,881,578
Foreign currency held at value (cost $401,787)		397,249
Receivable for investments sold		1,191,885
Receivable for fund shares sold		125,810
Dividends receivable		40,317
Interest receivable		2,767,381
Distributions receivable from Fidelity Central Funds		222
Prepaid expenses		844
Receivable from investment adviser for expense reductions		524
Other receivables		64
Total assets		187,405,874

Liabilities
Payable to custodian bank	$ 352,961
Payable for investments purchased	944,196
Payable for fund shares redeemed	246,516
Distributions payable	117,641
Accrued management fee	122,907
Distribution and service plan fees payable	5,338
Other affiliated payables	54,874
Other payables and accrued expenses	44,914
Total liabilities		1,889,347

Net Assets		$ 185,516,527
Net Assets consist of:
Paid in capital		$ 174,665,560
Undistributed net investment income		1,613,603
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		6,192,577
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		3,044,787
Net Assets		$ 185,516,527

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

October 31, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($8,270,432 ÷ 826,404 shares)	$ 10.01

Maximum offering price per share (100/96.00 of $10.01)	$ 10.43
Class T: Net Asset Value and redemption price per share ($1,775,466 ÷ 177,425 shares)	$ 10.01

Maximum offering price per share (100/96.00 of $10.01)	$ 10.43
Class C: Net Asset Value and offering price per share ($3,944,657 ÷ 394,191 shares)A	$ 10.01

Global High Income: Net Asset Value, offering price and redemption price per share ($166,068,904 ÷ 16,593,373 shares)	$ 10.01

Institutional Class: Net Asset Value, offering price and redemption price per share ($5,457,068 ÷ 545,265 shares)	$ 10.01

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended October 31, 2014 (Unaudited)

Investment Income
Dividends		$ 565,175
Interest		8,517,097
Income from Fidelity Central Funds		5,016
Total income		9,087,288

Expenses
Management fee	$ 1,083,795
Transfer agent fees	282,542
Distribution and service plan fees	32,010
Accounting fees and expenses	78,936
Custodian fees and expenses	15,781
Independent trustees' compensation	712
Registration fees	36,555
Audit	34,728
Legal	1,547
Interest	3,099
Miscellaneous	1,073
Total expenses before reductions	1,570,778
Expense reductions	(2,037)	1,568,741
Net investment income (loss)		7,518,547
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	6,785,506
Foreign currency transactions	(600,342)
Total net realized gain (loss)		6,185,164
Change in net unrealized appreciation (depreciation) on: Investment securities	(10,232,320)
Assets and liabilities in foreign currencies	484
Total change in net unrealized appreciation (depreciation)		(10,231,836)
Net gain (loss)		(4,046,672)
Net increase (decrease) in net assets resulting from operations		$ 3,471,875

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended October 31, 2014 (Unaudited)	Year ended April 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,518,547	$ 17,719,135
Net realized gain (loss)	6,185,164	4,730,530
Change in net unrealized appreciation (depreciation)	(10,231,836)	(6,402,555)
Net increase (decrease) in net assets resulting from operations	3,471,875	16,047,110
Distributions to shareholders from net investment income	(7,504,888)	(16,962,893)
Distributions to shareholders from net realized gain	(1,332,974)	(7,941,424)
Total distributions	(8,837,862)	(24,904,317)
Share transactions - net increase (decrease)	(172,030,832)	9,681,594
Redemption fees	49,524	71,966
Total increase (decrease) in net assets	(177,347,295)	896,353

Net Assets
Beginning of period	362,863,822	361,967,469
End of period (including undistributed net investment income of $1,613,603 and undistributed net investment income of $1,599,944, respectively)	$ 185,516,527	$ 362,863,822

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended October 31, 2014	Years ended April 30,
	(Unaudited)	2014	2013	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.21	$ 10.46	$ 9.74	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.241	.506	.526	.476
Net realized and unrealized gain (loss)	(.164)	(.036)	.714	(.317)
Total from investment operations	.077	.470	1.240	.159
Distributions from net investment income	(.242)	(.483)	(.477)	(.423)
Distributions from net realized gain	(.037)	(.239)	(.046)	-
Total distributions	(.279)	(.722)	(.523)	(.423)
Redemption fees added to paid in capitalE	.002	.002	.003	.004
Net asset value, end of period	$ 10.01	$ 10.21	$ 10.46	$ 9.74
Total ReturnB, C, D	.76%	4.86%	13.13%	1.80%
Ratios to Average Net Assets F, I
Expenses before reductions	1.22%A	1.23%	1.24%	1.38%A
Expenses net of fee waivers, if any	1.22%A	1.23%	1.24%	1.25%A
Expenses net of all reductions	1.22%A	1.23%	1.24%	1.25%A
Net investment income (loss)	4.70%A	5.03%	5.25%	5.15%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,270	$ 8,000	$ 6,419	$ 10,102
Portfolio turnover rateG	52% A	72%	55%	36% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 11, 2011 (commencement of operations) to April 30, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended October 31, 2014	Years ended April 30,
	(Unaudited)	2014	2013	2012H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.21	$ 10.46	$ 9.74	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.239	.504	.523	.477
Net realized and unrealized gain (loss)	(.164)	(.036)	.712	(.318)
Total from investment operations	.075	.468	1.235	.159
Distributions from net investment income	(.240)	(.481)	(.472)	(.423)
Distributions from net realized gain	(.037)	(.239)	(.046)	-
Total distributions	(.277)	(.720)	(.518)	(.423)
Redemption fees added to paid in capital E	.002	.002	.003	.004
Net asset value, end of period	$ 10.01	$ 10.21	$ 10.46	$ 9.74
Total ReturnB, C, D	.75%	4.84%	13.08%	1.80%
Ratios to Average Net Assets F, I
Expenses before reductions	1.33%A	1.35%	1.25%	1.39%A
Expenses net of fee waivers, if any	1.25%A	1.25%	1.25%	1.25%A
Expenses net of all reductions	1.25%A	1.25%	1.25%	1.25%A
Net investment income (loss)	4.66%A	5.01%	5.24%	5.15%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,775	$ 1,595	$ 1,349	$ 9,362
Portfolio turnover rateG	52% A	72%	55%	36% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 11, 2011 (commencement of operations) to April 30, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended October 31, 2014	Years ended April 30,
	(Unaudited)	2014	2013	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.21	$ 10.46	$ 9.74	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.201	.428	.448	.407
Net realized and unrealized gain (loss)	(.164)	(.035)	.712	(.317)
Total from investment operations	.037	.393	1.160	.090
Distributions from net investment income	(.202)	(.406)	(.397)	(.354)
Distributions from net realized gain	(.037)	(.239)	(.046)	-
Total distributions	(.239)	(.645)	(.443)	(.354)
Redemption fees added to paid in capitalE	.002	.002	.003	.004
Net asset value, end of period	$ 10.01	$ 10.21	$ 10.46	$ 9.74
Total ReturnB, C, D	.37%	4.05%	12.23%	1.07%
Ratios to Average Net Assets F, I
Expenses before reductions	2.04%A	2.05%	2.01%	2.15%A
Expenses net of fee waivers, if any	2.00%A	2.00%	2.00%	2.00%A
Expenses net of all reductions	2.00%A	2.00%	2.00%	2.00%A
Net investment income (loss)	3.91%A	4.26%	4.49%	4.40%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,945	$ 3,720	$ 2,941	$ 9,878
Portfolio turnover rateG	52% A	72%	55%	36% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 11, 2011 (commencement of operations) to April 30, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Global High Income

	Six months ended October 31, 2014	Years ended April 30,
	(Unaudited)	2014	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.21	$ 10.47	$ 9.74	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.255	.534	.555	.495
Net realized and unrealized gain (loss)	(.167)	(.046)	.724	(.312)
Total from investment operations	.088	.488	1.279	.183
Distributions from net investment income	(.253)	(.511)	(.506)	(.447)
Distributions from net realized gain	(.037)	(.239)	(.046)	-
Total distributions	(.290)	(.750)	(.552)	(.447)
Redemption fees added to paid in capitalD	.002	.002	.003	.004
Net asset value, end of period	$ 10.01	$ 10.21	$ 10.47	$ 9.74
Total ReturnB, C	.87%	5.05%	13.56%	2.06%
Ratios to Average Net Assets E, H
Expenses before reductions	1.00%A	.95%	.96%	1.07%A
Expenses net of fee waivers, if any	1.00%A	.95%	.96%	1.00%A
Expenses net of all reductions	1.00%A	.95%	.96%	1.00%A
Net investment income (loss)	4.91%A	5.30%	5.53%	5.39%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 166,069	$ 344,206	$ 345,210	$ 197,480
Portfolio turnover rateF	52% A	72%	55%	36% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 11, 2011 (commencement of operations) to April 30, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended October 31, 2014	Years ended April 30,
	(Unaudited)	2014	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.21	$ 10.47	$ 9.74	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.254	.532	.549	.499
Net realized and unrealized gain (loss)	(.164)	(.046)	.728	(.317)
Total from investment operations	.090	.486	1.277	.182
Distributions from net investment income	(.255)	(.509)	(.504)	(.446)
Distributions from net realized gain	(.037)	(.239)	(.046)	-
Total distributions	(.292)	(.748)	(.550)	(.446)
Redemption fees added to paid in capitalD	.002	.002	.003	.004
Net asset value, end of period	$ 10.01	$ 10.21	$ 10.47	$ 9.74
Total ReturnB, C	.89%	5.03%	13.54%	2.05%
Ratios to Average Net Assets E, H
Expenses before reductions	.96%A	.97%	.98%	1.13%A
Expenses net of fee waivers, if any	.96%A	.97%	.98%	1.00%A
Expenses net of all reductions	.96%A	.97%	.98%	1.00%A
Net investment income (loss)	4.96%A	5.28%	5.51%	5.40%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,457	$ 5,344	$ 6,049	$ 11,617
Portfolio turnover rateF	52% A	72%	55%	36% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 11, 2011 (commencement of operations) to April 30, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2014 (Unaudited)

1. Organization.

Fidelity® Global High Income Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Fidelity Global High Income Fund and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of October 31, 2014 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, partnerships, contingent interest, equity-debt classifications and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 7,800,713
Gross unrealized depreciation	(4,201,158)
Net unrealized appreciation (depreciation) on securities	$ 3,599,555

Tax cost	$ 179,282,023

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

3. Significant Accounting Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $75,952,906 and $233,341,790, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .71% of the Fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services.

For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 10,479	$ 410
Class T	-%	.25%	2,176	-
Class C	.75%	.25%	19,355	3,055
			$ 32,010	$ 3,465

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, and Class C redemptions. The deferred sales charges range from 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,201
Class T	658
Class C*	357
$ 2,216

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 6,562.16
Class T	2,386.27
Class C	4,583.23
Global High Income	265,092.18
Institutional Class	3,919.15
	$ 282,542

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $111 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 12,016,500.32%		$ 1,517

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $227 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average loan balance during the period for which loans were outstanding amounted to $10,709,000. The weighted average interest rate was .59%. The interest expense amounted to $1,582 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

8. Expense Reductions.

The investment adviser voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class T	1.25%	$ 711
Class C	2.00%	761
Global High Income	1.00%	411
		$ 1,883

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $2 for the period. Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $32.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $120.

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended October 31, 2014	Year ended April 30, 2014
From net investment income
Class A	$ 199,432	$ 301,725
Class T	41,147	65,194
Class C	76,819	126,053
Global High Income	7,054,031	16,212,658
Institutional Class	133,459	257,263
Total	$ 7,504,888	$ 16,962,893
From net realized gain
Class A	$ 29,566	$ 152,979
Class T	6,057	29,538
Class C	13,944	70,175
Global High Income	1,263,977	7,560,648
Institutional Class	19,430	128,084
Total	$ 1,332,974	$ 7,941,424

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares	Shares	Dollars	Dollars
	Six months ended October 31, 2014	Year ended April 30, 2014	Six months ended October 31, 2014	Year ended April 30, 2014
Class A
Shares sold	133,000	520,166	$ 1,359,288	$ 5,266,727
Reinvestment of distributions	20,394	38,112	207,419	383,509
Shares redeemed	(110,308)	(388,303)	(1,118,261)	(3,910,568)
Net increase (decrease)	43,086	169,975	$ 448,446	$ 1,739,668
Class T
Shares sold	28,970	88,315	$ 296,289	$ 888,385
Reinvestment of distributions	4,519	9,045	45,953	90,961
Shares redeemed	(12,242)	(70,058)	(124,931)	(703,740)
Net increase (decrease)	21,247	27,302	$ 217,311	$ 275,606
Class C
Shares sold	70,196	149,109	$ 715,587	$ 1,503,667
Reinvestment of distributions	7,975	17,367	81,123	174,621
Shares redeemed	(48,215)	(83,275)	(492,957)	(837,413)
Net increase (decrease)	29,956	83,201	$ 303,753	$ 840,875

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares	Shares	Dollars	Dollars
	Six months ended October 31, 2014	Year ended April 30, 2014	Six months ended October 31, 2014	Year ended April 30, 2014
Global High Income
Shares sold	4,403,887	12,907,329	$ 44,925,119	$ 129,978,506
Reinvestment of distributions	731,032	2,136,351	7,451,694	21,478,679
Shares redeemed	(22,243,753)	(14,327,532)	(225,594,023)	(144,088,446)
Net increase (decrease)	(17,108,834)	716,148	$ (173,217,210)	$ 7,368,739
Institutional Class
Shares sold	47,123	143,981	$ 473,351	$ 1,452,570
Reinvestment of distributions	2,397	6,722	24,383	67,630
Shares redeemed	(27,448)	(205,533)	(280,866)	(2,063,494)
Net increase (decrease)	22,072	(54,830)	$ 216,868	$ (543,294)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 14% of the total outstanding shares of the Fund.

Semiannual Report

12. Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

13. Litigation.

The Fund, and other entities managed by Fidelity or its affiliates, have been named as defendants in a lawsuit brought by creditors of a subsidiary of Energy Future Holdings Corp. ("EFH"), which is currently in bankruptcy and was formerly known as TXU. The lawsuit, which is captioned as In Re: ENERGY FUTURE HOLDINGS CORP. et al. U.S. Bankruptcy Court, D. Del. Case No. 14-10979 (CSS); AVENUE CAPITAL MANAGEMENT II, LP, et al. v. FIDELITY INVESTMENTS, et al. Adversary No. 14-50797 (CSS), was filed in the United States Bankruptcy Court for the District of Delaware on October 6, 2014. The plaintiffs are seeking to enforce an alleged agreement under which the Fund and other defendants would sell certain EFH notes, as identified in the Fund's Schedule of Investments, to the plaintiffs at a specified price. Plaintiffs are seeking a declaration that an alleged right to call the securities was properly exercised and an order that the Fund and other defendants transfer the notes to the plaintiffs at the specified price. The Fund and the other defendants dispute the plaintiffs' claims and intend to defend the case vigorously. On November 19, 2014, the defendants filed a motion to dismiss contending, among other things, that the right to call the notes never came into existence and was part of a proposed settlement agreement that was never completed or approved by the bankruptcy court. The motion to dismiss has not yet been decided. If the lawsuit were to be decided in a manner adverse to the Fund, the Fund could experience a loss up to $1,186,866 as of period end. The Fund will also incur legal costs in defending the case.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Global High Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2014 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. In connection with separate internal corporate reorganizations involving Fidelity Management & Research (U.K.) Inc. (FMR U.K.) and Fidelity Management & Research (Japan) Inc. (FMR Japan), the Board approved certain non-material amendments to the fund's sub-advisory agreements with FMR U.K. and FMR Japan to reflect that, after these reorganizations, FMR Investment Management (UK) Limited and Fidelity Management & Research (Japan) Limited will carry on the business of FMR U.K. and FMR Japan, respectively. The Board noted that no changes to the portfolio managers or to the foreign research or investment advisory services provided to the fund were expected in connection with either reorganization and that the same personnel and resources would continue to be available to the fund at the new entities.

Semiannual Report

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of FMR and the sub-advisers (together, the Investment Advisers), and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading and risk management capabilities and resources and global compliance infrastructure, which are an integral part of the investment management process.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for income-oriented solutions; (iv) reducing fund expenses for certain index funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching sector-based exchange-traded funds and establishing a new Fidelity adviser to manage sector-based funds and products; (viii) continuing to develop and implement technology to improve security and increase efficiency; (ix) modifying the eligibility criteria for certain share classes to increase their marketability to a portion of the defined contribution plan market; (x) waiving redemption fees for certain qualified fund-of-fund and wrap programs and certain retirement plan transactions; and (xi) launching new Institutional Class shares of certain money market funds to attract and retain assets and to fill a gap in the money market fund lineup.

Semiannual Report

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for a sleeve of the fund in June 2013.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"). In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods which may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; tactical opportunities for investment; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index for the most recent one-year period, as shown below. A peer group comparison is not shown below.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Global High Income Fund

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Semiannual Report

Fidelity Global High Income Fund

The Board noted that the fund's management fee rate ranked above the median of its Total Mapped Group and above the median of its ASPG for 2013. The Board considered that the fund invests a greater portion of its assets internationally than other funds in its Total Mapped Group, which consists primarily of domestic high income funds, and, as such, competitive rankings are less meaningful.

The Board also noted that, in August 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked above its competitive median for 2013. The Board considered that, in general, various factors can affect total expense ratios. All classes are above the median due to the fund's higher than standard management fee, which reflects the fund's specialized investment strategy as discussed above. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable, although in all cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

Semiannual Report

On an annual basis, Fidelity presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) Fidelity's strategic marketing and product lineup goals; (iii) the methodology with respect to competitive fund data and peer group classifications; (iv) the arrangements with, and performance of, certain sub-advisers on behalf of the Fidelity funds, as well as certain proposed participating affiliate arrangements; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, including the rationale for the individual fee rates of certain categories of funds and the definition of group assets; (vii) trends regarding industry use of performance fee structures and the performance adjustment methodologies applicable to the Fidelity funds; (viii) additional competitive analysis regarding the total expenses for certain classes; (ix) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results; and (x) the process by which Fidelity determines sub-advisory fees for funds it advises.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

FIL Investment Advisors

FIL Investments (Japan)
Limited

FIL Investment Advisors
(UK) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

(Fidelity Investment logo)(registered trademark)

AGHI-USAN-1214
1.926286.103

Fidelity®

Global High Income

Fund

Semiannual Report

October 31, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2014 to October 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value May 1, 2014	Ending Account Value October 31, 2014	Expenses Paid During Period* May 1, 2014 to October 31, 2014
Class A	1.22%
Actual		$ 1,000.00	$ 1,007.60	$ 6.17
HypotheticalA		$ 1,000.00	$ 1,019.06	$ 6.21
Class T	1.25%
Actual		$ 1,000.00	$ 1,007.50	$ 6.33
HypotheticalA		$ 1,000.00	$ 1,018.90	$ 6.36
Class C	2.00%
Actual		$ 1,000.00	$ 1,003.70	$ 10.10
HypotheticalA		$ 1,000.00	$ 1,015.12	$ 10.16
Global High Income	1.00%
Actual		$ 1,000.00	$ 1,008.70	$ 5.06
HypotheticalA		$ 1,000.00	$ 1,020.16	$ 5.09
Institutional Class	.96%
Actual		$ 1,000.00	$ 1,008.90	$ 4.86
HypotheticalA		$ 1,000.00	$ 1,020.37	$ 4.89

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Holdings as of October 31, 2014
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
HCA Holdings, Inc.	1.5	1.8
International Lease Finance Corp.	1.4	2.0
Ally Financial, Inc.	1.3	2.0
TXU Corp.	1.2	0.4
Digicel Group Ltd.	1.1	0.6
	6.5
Top Five Countries as of October 31, 2014
(excluding short-term investments and net other assets)	% of fund's net assets	% of fund's net assets 6 months ago
United States of America	49.9	47.4
Cayman Islands	7.2	6.2
Luxembourg	4.8	6.9
Netherlands	4.0	4.1
United Kingdom	3.5	2.9
Top Five Market Sectors as of October 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Banks & Thrifts	11.3	9.8
Telecommunications	10.7	11.3
Energy	9.2	8.7
Homebuilders/Real Estate	7.0	6.3
Diversified Financial Services	6.9	7.6
Quality Diversification (% of fund's net assets)
As of October 31, 2014	As of April 30, 2014
AAA,AA,A 0.0%	AAA,AA,A 0.8%
BBB 4.0%	BBB 5.3%
BB 37.0%	BB 36.7%
B 37.2%	B 36.4%
CCC,CC,C 13.5%	CCC,CC,C 11.4%
D 0.0%	D 0.0%†
Not Rated 4.3%	Not Rated 2.8%
Equities 2.1%	Equities 2.3%
Short-Term Investments and Net Other Assets 1.9%	Short-Term Investments and Net Other Assets 4.3%

† Amount represents less than 0.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of October 31, 2014 *		As of April 30, 2014 **
	Corporate Bonds 86.5%		Corporate Bonds 83.5%
	Government Obligations 0.0%		Government Obligations 0.7%
	Stocks 2.1%		Stocks 2.3%
	Preferred Securities 6.4%		Preferred Securities 4.8%
	Bank Loan Obligations 3.1%		Bank Loan Obligations 4.4%
	Short-Term Investments and Net Other Assets (Liabilities) 1.9%		Short-Term Investments and Net Other Assets (Liabilities) 4.3%
* Foreign investments	48.2%	** Foreign investments	48.3%

Semiannual Report

Investments October 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 86.5%
		Principal Amount (d)	Value
Aerospace - 0.2%
GenCorp, Inc. 7.125% 3/15/21		$ 230,000	$ 244,375
TransDigm, Inc. 6.5% 7/15/24		225,000	231,750
			476,125
Air Transportation - 0.6%
Aeropuertos Argentina 2000 SA 10.75% 12/1/20 (Reg. S)		340,000	361,420
BW Group Ltd. 6.625% 6/28/17 (Reg. S)		100,000	104,500
Continental Airlines, Inc. 6.125% 4/29/18		55,000	58,025
U.S. Airways Group, Inc. 6.125% 6/1/18		470,000	485,275
United Continental Holdings, Inc. 6.375% 6/1/18		45,000	47,025
			1,056,245
Automotive - 2.2%
Banque PSA Finance 4.25% 2/25/16	EUR	100,000	130,202
Chassix, Inc. 9.25% 8/1/18 (f)		90,000	87,300
Dana Holding Corp.:
5.375% 9/15/21		200,000	208,000
6% 9/15/23		200,000	210,000
Fiat Industrial Finance Europe SA 6.25% 3/9/18	EUR	100,000	140,311
Gates Global LLC / Gates Global Co. 6% 7/15/22 (f)		250,000	242,500
General Motors Acceptance Corp. 8% 11/1/31		311,000	396,136
Gestamp Funding SA 5.875% 5/31/20 (Reg. S)	EUR	100,000	131,863
Penske Automotive Group, Inc. 5.75% 10/1/22		225,000	234,000
Peugeot Citroen SA 7.375% 3/6/18	EUR	100,000	144,235
PT Gadjah Tunggal Tbk 7.75% 2/6/18 (Reg. S)		200,000	201,000
Samvardhana Motherson Automotive Systems Group BV 4.125% 7/15/21 (Reg. S)	EUR	150,000	182,380
Schaeffler Finance BV 3.5% 5/15/22 (Reg. S)	EUR	100,000	124,820
Schaeffler Holding Finance BV:
6.25% 11/15/19 pay-in-kind (f)(h)		220,000	227,700
6.75% 11/15/22 pay-in-kind (f)(h)		45,000	47,588
6.875% 8/15/18 (Reg. S) (h)	EUR	100,000	131,581
6.875% 8/15/18 pay-in-kind (f)(h)		225,000	235,688
Tata Motors Ltd. 4.625% 4/30/20		200,000	203,234
Tenedora Nemak SA de CV 5.5% 2/28/23 (f)		750,000	779,775
			4,058,313
Banks & Thrifts - 7.7%
Ally Financial, Inc.:
7.5% 9/15/20		1,149,000	1,367,310
8% 3/15/20		149,000	179,173
Bank of Baroda (London) 6.625% 5/25/22 (h)		200,000	205,882
Bank of Ceylon 5.325% 4/16/18 (Reg. S)		200,000	203,000
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Banks & Thrifts - continued
Bank of India - London Branch 6.625% 9/22/21 (h)		$ 200,000	$ 203,000
Bank of Ireland 10% 12/19/22	EUR	200,000	321,182
BBVA Bancomer SA 7.25% 4/22/20 (f)		750,000	853,575
BBVA Paraguay SA 9.75% 2/11/16 (f)		400,000	424,284
Canara Bank Ltd. 6.365% 11/28/21 (h)		100,000	102,061
Commerzbank AG 7.75% 3/16/21	EUR	200,000	306,395
Credit Suisse Group 5.75% 9/18/25 (Reg. S) (h)	EUR	200,000	278,801
FBN Finance Co. BV 8.25% 8/7/20 (f)(h)		200,000	199,500
Finansbank A/S 6.25% 4/30/19 (f)		200,000	209,340
Georgia Bank Joint Stock Co. 7.75% 7/5/17 (f)		850,000	899,530
GMAC LLC:
8% 12/31/18		30,000	34,800
8% 11/1/31		1,495,000	1,902,354
GTB Finance BV 6% 11/8/18 (f)		400,000	394,000
HBOS PLC 4.5% 3/18/30 (h)	EUR	300,000	411,810
HSBK BV 7.25% 5/3/17 (f)		400,000	424,480
Hypo Alpe-Adria-Bank International AG 4.25% 10/31/16	EUR	400,000	419,429
ICICI Bank Ltd. 6.375% 4/30/22 (Reg. S) (h)		300,000	310,140
Itau Unibanco Holding SA 6.2% 12/21/21 (f)		750,000	798,975
JSC Halyk Bank of Kazakhstan 7.25% 1/28/21 (f)		400,000	428,480
National Savings Bank 8.875% 9/18/18 (Reg. S)		200,000	226,760
Ocwen Financial Corp. 6.625% 5/15/19 (f)		50,000	47,000
Rabobank Nederland 6.875% 3/19/20 (Reg. S)	EUR	250,000	372,029
Royal Bank of Scotland Group PLC:
5.125% 5/28/24		582,000	589,431
6% 12/19/23		510,000	548,689
Turkiye Garanti Bankasi A/S 4.75% 10/17/19 (f)		400,000	405,824
Turkiye Halk Bankasi A/S 3.875% 2/5/20 (f)		200,000	190,700
UT2 Funding PLC 5.321% 6/30/16 (c)	EUR	50,000	63,503
Yapi ve Kredi Bankasi A/S 4% 1/22/20 (f)		400,000	383,000
Zenith Bank PLC 6.25% 4/22/19 (f)		600,000	591,000
			14,295,437
Broadcasting - 1.0%
AMC Networks, Inc.:
4.75% 12/15/22		100,000	99,250
7.75% 7/15/21		5,000	5,450
Clear Channel Communications, Inc. 5.5% 12/15/16		190,000	180,025
EN Germany Holdings BV 10.75% 11/15/15 (Reg. S)	EUR	204,000	254,364
Ottawa Holdings Pte Ltd. 5.875% 5/16/18 (Reg. S)		200,000	173,750
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Broadcasting - continued
Polish Television Holding BV 11% 1/15/21 pay-in-kind (Reg. S) (h)	EUR	200,000	$ 291,483
TV Azteca SA de CV:
7.5% 5/25/18 (Reg. S)		750,000	783,803
7.625% 9/18/20 (Reg S.)		100,000	104,250
			1,892,375
Building Materials - 1.5%
Alam Synergy Pte. Ltd. 6.95% 3/27/20 (Reg. S)		200,000	198,000
American Builders & Contractors Supply Co., Inc. 5.625% 4/15/21 (f)		70,000	70,875
CEMEX Finance LLC 5.25% 4/1/21 (Reg. S)	EUR	100,000	128,949
CEMEX S.A.B. de CV 5.2331% 9/30/15 (f)(h)		345,000	351,572
China Shanshui Cement Group Ltd.:
8.5% 5/25/16 (Reg. S)		200,000	207,000
10.5% 4/27/17 (Reg. S)		200,000	215,250
HeidelbergCement Finance BV 9.5% 12/15/18 (Reg. S)	EUR	100,000	161,776
HMAN Finance Sub Corp. 6.375% 7/15/22 (f)		100,000	97,250
Modern Land China Co. Ltd. 13.875% 11/4/18 (Reg. S)		100,000	100,190
Nortek, Inc. 8.5% 4/15/21		120,000	129,000
Rearden G Holdings Eins GmbH 7.875% 3/30/20 (f)		400,000	412,000
Titan Global Finance PLC 4.25% 7/10/19 (Reg. S)	EUR	300,000	364,667
USG Corp.:
5.875% 11/1/21 (f)		50,000	51,625
9.75% 1/15/18		135,000	155,588
West China Cement Ltd. 6.5% 9/11/19		200,000	194,376
			2,838,118
Cable TV - 5.0%
Altice SA 7.75% 5/15/22 (f)		1,385,000	1,454,250
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.75% 1/15/24		865,000	885,544
6.625% 1/31/22		240,000	255,000
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (f)		45,000	46,913
Cequel Communications Holdings I LLC/Cequel Capital Corp. 5.125% 12/15/21 (f)		455,000	444,194
DISH DBS Corp. 5% 3/15/23		670,000	667,488
Lynx I Corp. 5.375% 4/15/21 (f)		200,000	207,500
Lynx II Corp. 6.375% 4/15/23 (f)		200,000	211,500
Mediacom Broadband LLC/Mediacom Broadband Corp. 5.5% 4/15/21		290,000	295,075
Nara Cable Funding Ltd. 8.875% 12/1/18 (Reg. S)	EUR	300,000	393,878
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Cable TV - continued
Numericable Group SA:
5.375% 5/15/22 (Reg. S)	EUR	150,000	$ 195,198
6% 5/15/22 (f)		1,305,000	1,334,363
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (f)		210,000	219,975
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
5.125% 1/21/23 (Reg. S)	EUR	250,000	334,043
5.5% 9/15/22 (Reg. S)	EUR	400,000	537,411
5.5% 1/15/23 (f)		200,000	208,500
7.5% 3/15/19 (Reg. S)	EUR	400,000	528,223
UPCB Finance III Ltd. 6.625% 7/1/20 (f)		145,000	152,613
UPCB Finance V Ltd. 7.25% 11/15/21 (f)		150,000	165,000
UPCB Finance VI Ltd. 6.875% 1/15/22 (f)		150,000	163,875
VTR Finance BV 6.875% 1/15/24 (f)		600,000	630,000
			9,330,543
Capital Goods - 0.8%
AECOM Technology Corp.:
5.75% 10/15/22 (f)		95,000	99,988
5.875% 10/15/24 (f)		80,000	84,600
Norcell Sweden Holding 2 AB 10.75% 9/29/19 (Reg. S)	EUR	65,000	90,741
Shale-Inland Holdings LLC/Shale-Inland Finance Corp. 8.75% 11/15/19 (f)		180,000	186,300
Sparkle Assets Ltd. 6.875% 1/30/20 (Reg. S)		200,000	202,760
Wendel SA:
3.75% 1/21/21	EUR	100,000	138,641
5.875% 9/17/19	EUR	200,000	300,443
Zoomlion HK SPV Co. Ltd.:
6.125% 12/20/22 (Reg. S)		200,000	189,000
6.875% 4/5/17 (Reg. S)		200,000	203,000
			1,495,473
Chemicals - 1.7%
Braskem Finance Ltd. 6.45% 2/3/24		200,000	212,150
Brenntag Finance BV 5.5% 7/19/18 (Reg. S)	EUR	150,000	214,289
Chemtura Corp. 5.75% 7/15/21		115,000	114,713
Hexion U.S. Finance Corp. 6.625% 4/15/20		478,000	478,000
INEOS Group Holdings SA 5.75% 2/15/19 (Reg. S)	EUR	250,000	311,853
Kerling PLC 10.625% 2/1/17 (Reg. S)	EUR	200,000	256,896
LSB Industries, Inc. 7.75% 8/1/19		85,000	90,712
OCP SA 5.625% 4/25/24 (f)		200,000	209,790
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Chemicals - continued
PolyOne Corp. 5.25% 3/15/23		$ 250,000	$ 250,625
Rockwood Specialties Group, Inc. 4.625% 10/15/20		145,000	151,380
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19		440,000	465,300
U.S. Coatings Acquisition, Inc./Flash Dutch 2 BV 7.375% 5/1/21 (f)		150,000	162,375
W.R. Grace & Co. - Conn 5.625% 10/1/24 (f)		55,000	57,956
Yingde Gases Investment Ltd. 7.25% 2/28/20 (Reg. S)		100,000	99,750
			3,075,789
Consumer Products - 0.6%
Dometic Group AB 9.5% 6/26/19 (Reg S.)	EUR	200,000	236,845
Prestige Brands, Inc.:
5.375% 12/15/21 (f)		320,000	309,600
8.125% 2/1/20		25,000	26,750
Revlon Consumer Products Corp. 5.75% 2/15/21		415,000	415,000
Spectrum Brands Holdings, Inc.:
6.375% 11/15/20		45,000	47,700
6.625% 11/15/22		55,000	58,988
			1,094,883
Containers - 1.5%
Ardagh Finance Holdings SA 8.625% 6/15/19 pay-in-kind (f)(h)		200,000	197,985
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
6% 6/30/21 (f)		245,000	241,631
7% 11/15/20 (f)		35,294	36,000
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (f)		65,000	61,100
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23		455,000	447,038
OI European Group BV:
4.875% 3/31/21 (Reg. S)	EUR	150,000	202,070
6.75% 9/15/20 (Reg. S)	EUR	200,000	293,362
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20		750,000	780,000
7.875% 8/15/19		250,000	267,813
SGD Group SA 5.625% 5/15/19 (Reg S.)	EUR	100,000	120,255
Tekni-Plex, Inc. 9.75% 6/1/19 (f)		84,000	91,770
			2,739,024
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Diversified Financial Services - 5.4%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 4.5% 5/15/21 (f)		$ 455,000	$ 459,550
Aircastle Ltd. 5.125% 3/15/21		395,000	399,938
Arrow Global Finance PLC 5.368% 11/1/21 (h)	EUR	200,000	245,617
Boing Group Financing PLC 6.625% 7/15/19 (Reg. S)	EUR	500,000	588,981
CIT Group, Inc.:
5% 8/15/22		270,000	282,488
5% 8/1/23		540,000	563,625
Comcel Trust 6.875% 2/6/24 (f)		400,000	428,000
Credito Real S.A.B. de CV 7.5% 3/13/19 (f)		400,000	422,000
GCS Holdco Finance I SA 6.5% 11/15/18 (Reg. S)	EUR	100,000	129,544
Icahn Enterprises LP/Icahn Enterprises Finance Corp. 5.875% 2/1/22		530,000	544,575
International Lease Finance Corp.:
5.875% 8/15/22		1,075,000	1,166,375
8.625% 1/15/22		1,255,000	1,556,200
International Personal Finance PLC 11.5% 8/6/15	EUR	360,000	478,202
SLM Corp.:
5.5% 1/25/23		670,000	670,000
6.125% 3/25/24		420,000	433,654
8% 3/25/20		190,000	218,025
UPCB Finance Ltd.:
6.375% 7/1/20 (Reg. S)	EUR	500,000	657,904
7.625% 1/15/20 (Reg. S)	EUR	250,000	327,699
Verisure Holding AB 8.75% 9/1/18 (Reg. S)	EUR	300,000	400,381
			9,972,758
Diversified Media - 0.6%
Clear Channel Worldwide Holdings, Inc.:
Series A:
6.5% 11/15/22		100,000	103,000
7.625% 3/15/20		65,000	68,575
Series B, 6.5% 11/15/22		275,000	284,625
Lamar Media Corp.:
5.375% 1/15/24		120,000	124,200
5.875% 2/1/22		55,000	58,025
MDC Partners, Inc. 6.75% 4/1/20 (f)		30,000	31,125
National CineMedia LLC:
6% 4/15/22		300,000	303,750
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Diversified Media - continued
National CineMedia LLC: - continued
7.875% 7/15/21		$ 35,000	$ 37,275
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (f)		135,000	137,025
			1,147,600
Electric Utilities - 5.6%
Calpine Corp. 7.875% 1/15/23 (f)		459,000	508,343
Enel SpA 5% 1/15/75 (h)	EUR	100,000	132,063
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc. 12.25% 3/1/22 (c)(f)		1,455,000	1,731,450
GenOn Energy, Inc. 9.875% 10/15/20		385,000	399,438
Global Partners LP/GLP Finance Corp. 6.25% 7/15/22 (f)		60,000	59,400
InterGen NV 7% 6/30/23 (f)		1,110,000	1,062,825
Listrindo Capital BV:
6.95% 2/21/19 (f)		400,000	426,000
6.95% 2/21/19 (Reg. S)		200,000	213,000
Majapahit Holding BV 8% 8/7/19 (Reg. S)		200,000	234,500
Mirant Americas Generation LLC 9.125% 5/1/31		50,000	46,750
NRG Energy, Inc. 6.625% 3/15/23		645,000	680,475
NSG Holdings II, LLC 7.75% 12/15/25 (f)		375,000	404,063
PT Perusahaan Listrik Negara:
5.25% 10/24/42 (Reg. S)		200,000	181,000
5.5% 11/22/21 (Reg. S)		200,000	212,500
RJS Power Holdings LLC 5.125% 7/15/19 (f)		410,000	407,950
Techem Energy Metering Service GmbH & Co. KG 7.875% 10/1/20 (Reg. S)	EUR	100,000	138,212
Techem GmbH 6.125% 10/1/19 (Reg. S)	EUR	300,000	402,524
The AES Corp.:
4.875% 5/15/23		520,000	518,700
5.5% 3/15/24		140,000	143,150
7.375% 7/1/21		35,000	39,933
8% 10/15/17		3,000	3,405
TXU Corp.:
5.55% 11/15/14 (c)(j)		1,361,000	1,075,190
6.5% 11/15/24 (c)(j)		475,000	375,250
6.55% 11/15/34 (c)(j)		1,000,000	790,000
Viridian Group Fundco Ii Ltd. 11.125% 4/1/17 (Reg. S)	EUR	161,000	215,880
			10,402,001
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Energy - 8.6%
Afren PLC 10.25% 4/8/19 (f)		$ 293,000	$ 304,779
American Energy-Permian Basin LLC/ AEPB Finance Corp.:
6.7413% 8/1/19 (f)(h)		215,000	190,275
7.125% 11/1/20 (f)		235,000	203,275
7.375% 11/1/21 (f)		260,000	227,500
AmeriGas Finance LLC/AmeriGas Finance Corp. 6.75% 5/20/20		85,000	90,525
Antero Resources Corp. 5.125% 12/1/22 (f)		420,000	420,084
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. 5.875% 8/1/23		205,000	212,688
California Resources Corp.:
5.5% 9/15/21 (f)		260,000	265,200
6% 11/15/24 (f)		170,000	173,400
Chesapeake Energy Corp.:
5.375% 6/15/21		430,000	448,275
5.75% 3/15/23		250,000	273,750
Chesapeake Midstream Partners LP/CHKM Finance Corp.:
5.875% 4/15/21		250,000	264,375
6.125% 7/15/22		170,000	184,875
Chesapeake Oilfield Operating LLC 6.625% 11/15/19 (e)		65,000	64,350
Clayton Williams Energy, Inc. 7.75% 4/1/19		390,000	386,588
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6.125% 3/1/22		175,000	176,750
7.75% 4/1/19		150,000	157,688
Diamondback Energy, Inc. 7.625% 10/1/21		195,000	207,188
DTEK Finance BV 9.5% 4/28/15 (f)		100,000	86,750
Dynegy Finance I, Inc./Dynegy Finance II, Inc.:
6.75% 11/1/19 (f)		125,000	129,375
7.375% 11/1/22 (f)		125,000	132,188
7.625% 11/1/24 (f)		125,000	132,500
EDC Finance Ltd. 4.875% 4/17/20 (f)		400,000	362,000
Endeavor Energy Resources LP/EER Finance, Inc. 7% 8/15/21 (f)		410,000	414,100
Energy Transfer Equity LP 7.5% 10/15/20		30,000	34,500
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 9/1/22		110,000	116,050
Everest Acquisition LLC/Everest Acquisition Finance, Inc. 9.375% 5/1/20		215,000	234,888
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Energy - continued
Exterran Partners LP/EXLP Finance Corp. 6% 10/1/22 (f)		$ 250,000	$ 240,000
Forum Energy Technologies, Inc. 6.25% 10/1/21		135,000	139,050
Genesis Energy LP/Genesis Energy Finance Corp. 5.75% 2/15/21		95,000	95,475
Gibson Energy, Inc. 6.75% 7/15/21 (f)		370,000	393,125
Gulfmark Offshore, Inc. 6.375% 3/15/22		340,000	309,400
Hiland Partners LP/Finance Corp. 7.25% 10/1/20 (f)		80,000	84,600
Hilcorp Energy I LP/Hilcorp Finance Co. 5% 12/1/24 (f)		255,000	244,800
Indo Energy Finance II BV 6.375% 1/24/23		200,000	161,500
Kodiak Oil & Gas Corp.:
5.5% 1/15/21		80,000	81,200
5.5% 2/1/22		175,000	178,500
Kosmos Energy Ltd. 7.875% 8/1/21 (f)		200,000	184,000
Laredo Petroleum Holdings, Inc. 5.625% 1/15/22		340,000	334,900
Offshore Group Investment Ltd.:
7.125% 4/1/23		530,000	437,250
7.5% 11/1/19		560,000	477,400
Pacific Drilling V Ltd. 7.25% 12/1/17 (f)		380,000	376,675
Pacific Rubiales Energy Corp. 7.25% 12/12/21 (f)		775,000	827,313
Pan American Energy LLC 7.875% 5/7/21 (f)		700,000	743,750
Rose Rock Midstream LP/ Rose Rock Finance Corp. 5.625% 7/15/22		125,000	124,688
Rosetta Resources, Inc.:
5.625% 5/1/21		225,000	218,250
5.875% 6/1/24		140,000	134,400
RSP Permian, Inc. 6.625% 10/1/22 (f)		75,000	74,798
Sabine Pass Liquefaction LLC 5.625% 2/1/21		760,000	796,100
SemGroup Corp. 7.5% 6/15/21		370,000	389,425
Summit Midstream Holdings LLC 7.5% 7/1/21		100,000	109,000
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 6.375% 8/1/22		60,000	64,500
Transportadora de Gas del Sur SA 9.625% 5/14/20 (f)		731,097	731,097
Western Refining, Inc. 6.25% 4/1/21		105,000	105,525
Yingde Gases Investment Ltd.:
8.125% 4/22/18 (f)		400,000	416,000
8.125% 4/22/18 (Reg. S)		100,000	104,000
YPF SA:
8.75% 4/4/24 (f)		150,000	155,063
8.875% 12/19/18 (f)		405,000	423,225
Zhaikmunai International BV 7.125% 11/13/19 (f)		800,000	832,000
			15,880,925
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Entertainment/Film - 0.7%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.:
5.25% 2/15/22 (f)		$ 160,000	$ 165,200
5.625% 2/15/24 (f)		55,000	57,338
Cinemark U.S.A., Inc.:
4.875% 6/1/23		265,000	261,025
5.125% 12/15/22		50,000	50,000
7.375% 6/15/21		15,000	16,088
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 5% 8/1/18 (f)		170,000	174,250
Regal Entertainment Group:
5.75% 6/15/23		470,000	451,200
5.75% 2/1/25		55,000	51,975
			1,227,076
Environmental - 0.2%
Clean Harbors, Inc.:
5.125% 6/1/21		100,000	101,750
5.25% 8/1/20		110,000	113,025
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (f)		200,000	213,000
			427,775
Food & Drug Retail - 1.6%
Albertsons Holdings LLC/Saturn Acquistion Merger Sub, Inc. 7.75% 10/15/22 (f)		295,000	290,575
JBS Investments GmbH 7.25% 4/3/24 (f)		210,000	224,175
Minerva Luxmbourg SA 7.75% 1/31/23 (f)		800,000	836,000
Pinnacle Merger Sub, Inc. 9.5% 10/1/23 (f)		170,000	185,300
Rite Aid Corp.:
6.875% 12/15/28 (f)		705,000	736,725
7.7% 2/15/27		711,000	789,210
			3,061,985
Food/Beverage/Tobacco - 1.9%
Agrokor d.d.:
9.125% 2/1/20 (Reg. S)	EUR	100,000	136,343
9.875% 5/1/19 (Reg. S)	EUR	100,000	136,781
C&S Group Enterprises LLC 5.375% 7/15/22 (f)		290,000	290,000
Corporacion Lindley SA 6.75% 11/23/21 (f)		200,000	218,500
ESAL GmbH 6.25% 2/5/23 (f)		385,000	392,700
FAGE Dairy Industry SA/FAGE U.S.A. Dairy Industry, Inc. 9.875% 2/1/20 (f)		265,000	280,569
H.J. Heinz Finance Co. 7.125% 8/1/39 (f)		1,100,000	1,218,250
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Food/Beverage/Tobacco - continued
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc. 5.875% 7/15/24 (f)		$ 270,000	$ 271,350
Post Holdings, Inc. 6.75% 12/1/21 (f)		370,000	369,538
R&R Ice Cream PLC 9.25% 5/15/18 pay-in-kind (Reg. S) (h)	EUR	250,000	315,950
			3,629,981
Gaming - 1.9%
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.375% 5/1/22 (f)		405,000	376,650
Gamenet SpA 7.25% 8/1/18 (Reg. S)	EUR	150,000	158,966
Golden Nugget Escrow, Inc. 8.5% 12/1/21 (f)		130,000	129,350
Graton Economic Development Authority 9.625% 9/1/19 (f)		135,000	151,200
MCE Finance Ltd.:
5% 2/15/21 (f)		525,000	517,125
5% 2/15/21 (Reg. S)		200,000	197,000
MGM Mirage, Inc. 8.625% 2/1/19		315,000	364,613
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc. 11% 10/1/21 (f)		305,000	283,269
Studio City Finance Ltd. 8.5% 12/1/20 (f)		965,000	1,047,025
Wynn Macau Ltd. 5.25% 10/15/21 (f)		300,000	300,000
			3,525,198
Healthcare - 5.2%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp.:
6% 10/15/21		85,000	87,550
7.75% 2/15/19		195,000	204,750
Cerba European Lab SAS 7% 2/1/20 (Reg. S)	EUR	400,000	522,313
CTR Partnership LP/CareTrust Capital Corp. 5.875% 6/1/21		40,000	40,800
DaVita HealthCare Partners, Inc. 5.125% 7/15/24		500,000	510,000
FMC Finance VII SA 5.25% 2/15/21	EUR	50,000	72,841
Fresenius U.S. Finance II, Inc. 8.75% 7/15/15 (Reg. S)	EUR	100,000	132,521
Grifols Worldwide Operations Ltd. 5.25% 4/1/22 (f)		315,000	322,875
HCA Holdings, Inc.:
4.75% 5/1/23		690,000	701,213
5% 3/15/24		185,000	190,783
5.875% 3/15/22		924,000	1,014,090
6.25% 2/15/21		195,000	209,869
6.5% 2/15/20		495,000	552,544
7.5% 2/15/22		180,000	209,025
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Healthcare - continued
HealthSouth Corp.:
5.75% 11/1/24		$ 100,000	$ 105,000
7.75% 9/15/22		243,000	259,706
IMS Health, Inc. 6% 11/1/20 (f)		95,000	98,563
Labco S.A.S. 8.5% 1/15/18 (Reg. S)	EUR	450,000	588,589
Omega Healthcare Investors, Inc. 5.875% 3/15/24		360,000	387,000
Par Pharmaceutical Companies, Inc. 7.375% 10/15/20		60,000	63,750
Polymer Group, Inc. 6.875% 6/1/19 (f)		100,000	98,750
Rottapharm Ltd. 6.125% 11/15/19 (Reg. S)	EUR	200,000	266,689
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23		155,000	157,325
5.5% 2/1/21		120,000	124,500
Salix Pharmaceuticals Ltd. 6% 1/15/21 (f)		70,000	75,775
Tenet Healthcare Corp.:
4.375% 10/1/21		325,000	322,969
6% 10/1/20		235,000	252,625
8.125% 4/1/22		955,000	1,094,669
Valeant Pharmaceuticals International:
5.625% 12/1/21 (f)		155,000	153,838
6.75% 8/15/21 (f)		40,000	41,300
7.25% 7/15/22 (f)		25,000	26,375
7.5% 7/15/21 (f)		473,000	506,110
VWR Funding, Inc. 7.25% 9/15/17		340,000	357,000
			9,751,707
Homebuilders/Real Estate - 6.4%
Agile Property Holdings Ltd. 8.875% 4/28/17 (Reg. S)		300,000	286,500
Aldesa Financial Services SA 7.25% 4/1/21 (Reg. S)	EUR	150,000	182,803
Ashton Woods U.S.A. LLC/Ashton Woods Finance Co. 6.875% 2/15/21 (f)		755,000	739,900
Beazer Homes U.S.A., Inc. 7.25% 2/1/23		140,000	139,300
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (f)		85,000	90,525
CBRE Group, Inc. 5% 3/15/23		770,000	785,400
Cementos Progreso Trust 7.125% 11/6/23 (f)		400,000	430,000
Central China Real Estate Ltd. 6.5% 6/4/18 (Reg.S)		200,000	194,181
China Aoyuan Property Group Ltd. 11.25% 1/17/19 (Reg. S)		200,000	194,112
China South City Holdings Ltd. 8.25% 1/29/19 (Reg. S)		200,000	203,620
CIFI Holdings Group Co. Ltd.:
8.875% 1/27/19 (Reg. S)		200,000	205,000
12.25% 4/15/18		200,000	225,000
Country Garden Holdings Co. Ltd. 7.25% 4/4/21 (Reg. S)		400,000	394,000
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Homebuilders/Real Estate - continued
D.R. Horton, Inc. 5.75% 8/15/23		$ 575,000	$ 613,094
Evergrande Real Estate Group Ltd. 8.75% 10/30/18 (Reg. S)		200,000	187,270
Fantasia Holdings Group Co. Ltd. 10.625% 1/23/19 (Reg. S)		200,000	175,389
Future Land Develpment Holding Ltd.:
10.25% 1/31/18 (Reg. S)		100,000	100,800
10.25% 7/21/19 (Reg. S)		200,000	196,080
Glorious Property Holdings Ltd. 13% 10/25/15		200,000	169,000
Greentown China Holdings Ltd. 8.5% 2/4/18 (Reg. S)		300,000	298,500
Howard Hughes Corp. 6.875% 10/1/21 (f)		380,000	401,850
Inversiones y Representaciones SA:
8.5% 2/2/17 (Reg. S)		15,000	14,775
11.5% 7/20/20 (Reg. S)		105,000	113,190
Kaisa Group Holdings Ltd.:
8.875% 3/19/18 (Reg. S)		300,000	303,000
12.875% 9/18/17		200,000	220,500
Kennedy-Wilson, Inc. 5.875% 4/1/24		155,000	157,930
KWG Property Holding Ltd. 8.975% 1/14/19 (Reg. S)		200,000	199,500
Logan Property Holdings Co. Ltd. 11.25% 6/4/19 (Reg. S)		200,000	203,363
Longfor Properties Co. Ltd.:
6.75% 1/29/23 (Reg S.)		200,000	195,091
6.875% 10/18/19		200,000	204,500
Modernland Overseas Pte Ltd. 11% 10/25/16 (Reg. S)		200,000	210,500
Oceanwide Real Estate International Holding Co. Ltd. 11.75% 9/8/19 (Reg. S)		100,000	101,500
Pakuwon Prima Pte Ltd. 7.125% 7/2/19 (Reg. S)		100,000	101,549
Powerlong Real Estate Holding Ltd. 11.25% 1/25/18 (Reg. S)		100,000	98,752
Realogy Group LLC/Realogy Co.-Issuer Corp. 4.5% 4/15/19 (f)		340,000	340,850
Ryland Group, Inc. 5.375% 10/1/22		55,000	53,900
Shimao Property Holdings Ltd. 6.625% 1/14/20 (Reg. S)		200,000	198,000
SOHO China Ltd. 7.125% 11/7/22 (Reg. S)		200,000	199,000
Sunac China Holdings Ltd. 12.5% 10/16/17 (Reg. S)		200,000	222,000
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.625% 3/1/24 (f)		80,000	79,200
Theta Capital Pte Ltd. 7% 5/16/19		200,000	211,752
Times Property Holdings Ltd. 12.625% 3/21/19 (Reg. S)		200,000	211,599
Trillion Chance Ltd. 8.5% 1/10/19		400,000	393,748
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Homebuilders/Real Estate - continued
Weekley Homes LLC/Weekley Finance Corp. 6% 2/1/23		$ 90,000	$ 88,200
Weyerhaeuser Real Estate Co.:
4.375% 6/15/19 (f)		145,000	144,275
5.875% 6/15/24 (f)		110,000	112,200
William Lyon Homes, Inc.:
5.75% 4/15/19		90,000	89,550
8.5% 11/15/20		215,000	234,888
WLH PNW Finance Corp. 7% 8/15/22 (f)		160,000	165,200
Woodside Homes Co. LLC/Woodside Homes Finance, Inc. 6.75% 12/15/21 (f)		265,000	266,325
Wuzhou International Holdings Ltd. 13.75% 9/26/18 (Reg. S)		100,000	107,130
Xinyuan Real Estate Co. Ltd. 13.25% 5/3/18 (Reg. S)		200,000	195,100
Yuzhou Properties Co. 8.75% 10/4/18 (Reg. S)		200,000	200,500
			11,849,891
Hotels - 0.6%
Choice Hotels International, Inc. 5.75% 7/1/22		45,000	48,488
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 5.625% 10/15/21 (f)		1,080,000	1,138,050
			1,186,538
Insurance - 0.4%
Assicurazioni Generali SpA 10.125% 7/10/42 (h)	EUR	100,000	174,348
Hockey Merger Sub 2, Inc. 7.875% 10/1/21 (f)		345,000	359,663
MAPFRE SA 5.921% 7/24/37 (h)	EUR	150,000	199,721
			733,732
Leisure - 0.5%
24 Hour Holdings III LLC 8% 6/1/22 (f)		100,000	94,500
Lottomatica SpA 8.25% 3/31/66 (Reg. S) (h)	EUR	600,000	785,725
			880,225
Metals/Mining - 2.8%
Abja Investment Co. Pte Ltd.:
4.85% 1/31/20 (Reg. S)		200,000	205,752
5.95% 7/31/24 (Reg. S)		200,000	203,250
Alcoa, Inc. 5.125% 10/1/24		86,000	90,754
Alpha Natural Resources, Inc.:
6% 6/1/19		195,000	97,500
6.25% 6/1/21		295,000	140,125
9.75% 4/15/18		210,000	137,025
Alrosa Finance SA 7.75% 11/3/20 (f)		300,000	310,875
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Metals/Mining - continued
Berau Capital Resources Pte Ltd. 12.5% 7/8/15 (Reg. S)		$ 200,000	$ 148,000
Bluescope Steel Ltd./Bluescope Steel Finance 7.125% 5/1/18 (f)		50,000	52,000
China Hongqiao Group Ltd. 7.625% 6/26/17 (Reg. S)		100,000	103,346
Compania Minera Ares SAC 7.75% 1/23/21 (f)		400,000	425,000
Compass Minerals International, Inc. 4.875% 7/15/24 (f)		255,000	249,900
Favor Sea Ltd. 11.75% 2/4/19 (Reg. S)		100,000	106,737
FMG Resources (August 2006) Pty Ltd. 6% 4/1/17 (f)		200,000	204,000
Gold Fields Orogen Holding BVI Ltd. 4.875% 10/7/20 (f)		625,000	556,250
Mongolian Mining Corp. 8.875% 3/29/17 (Reg. S)		400,000	248,000
Nord Gold NV 6.375% 5/7/18 (f)		200,000	191,000
Prince Mineral Holding Corp. 12% 12/15/19 (f)		55,000	60,225
Signode Industrial Group Lux SA/Signode Industrial Group U.S., Inc. 6.375% 5/1/22 (f)		115,000	111,550
Southern Copper Corp. 7.5% 7/27/35		250,000	295,870
Vedanta Resources PLC:
6% 1/31/19 (f)		250,000	255,000
8.25% 6/7/21 (Reg. S)		200,000	218,000
9.5% 7/18/18 (Reg. S)		200,000	227,500
Walter Energy, Inc.:
9.5% 10/15/19 (f)		225,000	195,188
12% 4/1/20 pay-in-kind (f)(h)		170,000	74,800
Yancoal International Resources Development Co. Ltd.:
4.461% 5/16/17 (Reg. S)		200,000	196,572
5.73% 5/16/22 (Reg. S)		200,000	182,986
			5,287,205
Paper - 0.3%
Smurfit Kappa Acquisitions 3.25% 6/1/21 (Reg. S)	EUR	400,000	501,260
Publishing/Printing - 1.1%
Cenveo Corp. 6% 8/1/19 (f)		145,000	139,563
Griffey Intermediate, Inc./Griffey Finance Sub LLC 7% 10/15/20 (f)		485,000	373,450
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75% 4/1/21		750,000	847,500
MHGE Parent LLC / MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (f)(h)		315,000	311,063
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Publishing/Printing - continued
R.R. Donnelley & Sons Co.:
6% 4/1/24		$ 105,000	$ 105,000
7% 2/15/22		180,000	192,600
			1,969,176
Railroad - 0.2%
Jurassic Holdings III, Inc. 6.875% 2/15/21 (Reg. S) (f)		215,000	216,613
Ultrapetrol (Bahamas) Ltd. 8.875% 6/15/21		160,000	168,000
			384,613
Restaurants - 0.2%
1011778 BC ULC/New Red Finance, Inc. 6% 4/1/22 (f)		115,000	116,581
Landry's Acquisition Co. 9.375% 5/1/20 (f)		105,000	112,219
Landry's Holdings II, Inc. 10.25% 1/1/18 (f)		125,000	130,000
			358,800
Services - 2.9%
Ahern Rentals, Inc. 9.5% 6/15/18 (f)		60,000	64,050
Anna Merger Sub, Inc. 7.75% 10/1/22 (f)		270,000	275,063
APX Group, Inc.:
6.375% 12/1/19		790,000	776,175
8.75% 12/1/20		805,000	696,325
Audatex North America, Inc. 6% 6/15/21 (f)		510,000	539,325
Blueline Rent Finance Corp./Volvo 7% 2/1/19 (f)		95,000	99,988
CBRE Group, Inc. 5.25% 3/15/25		180,000	184,275
Ceridian LLC / Comdata, Inc. 8.125% 11/15/17 (f)		275,000	275,000
FTI Consulting, Inc. 6% 11/15/22		205,000	209,869
Garda World Security Corp.:
7.25% 11/15/21 (f)		35,000	34,825
7.25% 11/15/21 (f)		100,000	99,500
Hertz Corp.:
5.875% 10/15/20		150,000	151,125
6.25% 10/15/22		105,000	107,100
Laureate Education, Inc. 9.75% 9/1/19 (f)(h)		930,000	957,900
NES Rentals Holdings, Inc. 7.875% 5/1/18 (f)		70,000	72,625
SMCP S.A.S. 8.875% 6/15/20 (Reg. S)	EUR	350,000	448,506
TMS International Corp. 7.625% 10/15/21 (f)		55,000	57,475
TransUnion Holding Co., Inc.:
8.125% 6/15/18 pay-in-kind (h)		155,000	161,200
9.625% 6/15/18 pay-in-kind (h)		90,000	92,925
			5,303,251
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Shipping - 0.7%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (f)		$ 335,000	$ 340,863
Navios Maritime Holdings, Inc. 8.125% 2/15/19		10,000	9,675
Teekay Corp. 8.5% 1/15/20		435,000	482,850
TRAC Intermodal LLC/TRAC Intermodal Corp. 11% 8/15/19		115,000	126,788
Western Express, Inc. 12.5% 4/15/15 (f)		315,000	278,775
			1,238,951
Steel - 1.1%
JMC Steel Group, Inc. 8.25% 3/15/18 (f)		710,000	720,650
Metinvest BV 10.25% 5/20/15 (f)		100,000	79,520
Ryerson, Inc./Joseph T Ryerson & Son, Inc.:
9% 10/15/17		520,000	547,300
11.25% 10/15/18		134,000	146,060
Steel Dynamics, Inc. 6.375% 8/15/22		120,000	130,500
TMK Capital SA 7.75% 1/27/18		400,000	400,500
			2,024,530
Super Retail - 0.6%
Academy Ltd./Academy Finance Corp. 9.25% 8/1/19 (f)		20,000	21,300
JC Penney Corp., Inc.:
5.65% 6/1/20		260,000	213,850
5.75% 2/15/18		80,000	74,800
7.4% 4/1/37		85,000	65,450
Maoye International Holdings Ltd. 7.75% 5/19/17 (Reg. S)		200,000	205,500
MPM Global Pte Ltd. 6.75% 9/19/19 (Reg. S)		200,000	204,000
Parkson Retail Group Ltd. 4.5% 5/3/18 (Reg. S)		200,000	188,350
Sally Holdings LLC 6.875% 11/15/19		35,000	37,538
Sonic Automotive, Inc.:
5% 5/15/23		40,000	38,800
7% 7/15/22		105,000	114,450
			1,164,038
Technology - 3.4%
Activision Blizzard, Inc. 6.125% 9/15/23 (f)		260,000	281,450
ADT Corp. 6.25% 10/15/21		235,000	246,750
Avaya, Inc. 7% 4/1/19 (f)		170,000	167,025
BCP Singapore VI Cayman Financing Co. Ltd. 8% 4/15/21 (f)		200,000	205,000
BMC Software Finance, Inc. 8.125% 7/15/21 (f)		585,000	560,138
Boxer Parent Co., Inc. 9% 10/15/19 pay-in-kind (f)(h)		330,000	295,970
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Technology - continued
Brocade Communications Systems, Inc. 4.625% 1/15/23		$ 135,000	$ 131,625
CDW LLC/CDW Finance Corp. 6% 8/15/22		255,000	269,025
Ceridian Corp. 8.875% 7/15/19 (f)		135,000	149,175
China Automation Group Ltd. 7.75% 4/20/16		200,000	203,900
Compiler Finance Sub, Inc. 7% 5/1/21 (f)		130,000	118,950
Entegris, Inc. 6% 4/1/22 (f)		70,000	71,225
First Data Corp.:
6.75% 11/1/20 (f)		238,000	254,660
11.25% 1/15/21		348,000	401,070
11.75% 8/15/21		94,000	110,215
Global A&T Electronics Ltd.:
10% 2/1/19 (f)		300,000	265,125
10% 2/1/19 (Reg. S)		100,000	88,375
Infor Software Parent LLC/Infor Software Parent, Inc. 7.125% 5/1/21 pay-in-kind (f)(h)		105,000	106,313
Lucent Technologies, Inc. 6.45% 3/15/29		575,000	553,438
MMI International Ltd. 8% 3/1/17 (Reg. S)		250,000	250,625
Pacific Emerald Pte Ltd. 9.75% 7/25/18 (Reg. S)		200,000	217,500
Quad/Graphics, Inc. 7% 5/1/22 (f)		80,000	76,800
Sensata Technologies BV 4.875% 10/15/23 (f)		120,000	118,500
STATS ChipPAC Ltd. 4.5% 3/20/18 (f)		212,000	212,000
WideOpenWest Finance LLC/WideOpenWest Capital Corp.:
10.25% 7/15/19		590,000	647,525
13.375% 10/15/19		220,000	250,800
			6,253,179
Telecommunications - 10.7%
Alcatel-Lucent U.S.A., Inc. 6.75% 11/15/20 (f)		490,000	504,700
Altice Financing SA 6.5% 1/15/22 (Reg. S)	EUR	200,000	258,149
Altice Finco SA 8.125% 1/15/24 (f)		200,000	210,500
Banglalink Digital Communications Ltd. 8.625% 5/6/19 (f)		400,000	419,000
Broadview Networks Holdings, Inc. 10.5% 11/15/17		187,500	182,813
Columbus International, Inc. 7.375% 3/30/21 (f)		625,000	662,500
Crown Castle International Corp. 4.875% 4/15/22		430,000	434,300
Digicel Group Ltd.:
7% 2/15/20 (f)		600,000	622,500
8.25% 9/1/17 (f)		500,000	511,875
8.25% 9/30/20 (f)		925,000	966,625
DigitalGlobe, Inc. 5.25% 2/1/21 (f)		605,000	588,363
Eileme 2 AB 11.625% 1/31/20 (f)		220,000	251,900
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Telecommunications - continued
FairPoint Communications, Inc. 8.75% 8/15/19 (f)		$ 245,000	$ 258,475
Frontier Communications Corp. 8.5% 4/15/20		500,000	576,250
GCX Ltd. 7% 8/1/19 (Reg. S)		200,000	205,333
Hellenic Telecommunications Organization SA 3.5% 7/9/20	EUR	250,000	305,455
Intelsat Jackson Holdings SA:
5.5% 8/1/23		250,000	250,625
6.625% 12/15/22 (Reg. S)		490,000	515,725
Intelsat Luxembourg SA 8.125% 6/1/23		485,000	515,313
Level 3 Communications, Inc. 8.875% 6/1/19		55,000	58,988
Level 3 Escrow II, Inc. 5.375% 8/15/22 (f)		320,000	325,600
Millicom International Cellular SA 6.625% 10/15/21 (f)		400,000	428,000
Mobile Challenger Intermediate Group SA 8.75% 3/15/19 (Reg. S) (h)	EUR	100,000	126,881
MTS International Funding Ltd.:
5% 5/30/23 (f)		350,000	313,688
8.625% 6/22/20 (f)		550,000	598,345
SBA Communications Corp. 4.875% 7/15/22 (f)		805,000	792,824
Sprint Capital Corp.:
6.875% 11/15/28		215,000	209,088
6.9% 5/1/19		815,000	863,900
8.75% 3/15/32		235,000	262,613
Sprint Communications, Inc. 6% 11/15/22		530,000	528,675
Sprint Corp.:
7.125% 6/15/24 (f)		285,000	292,838
7.875% 9/15/23 (f)		530,000	573,725
T-Mobile U.S.A., Inc.:
6.25% 4/1/21		380,000	396,625
6.625% 4/1/23		580,000	611,900
6.633% 4/28/21		275,000	289,781
6.731% 4/28/22		205,000	216,788
6.836% 4/28/23		80,000	84,600
TBG Global Pte. Ltd. 4.625% 4/3/18 (f)		400,000	402,000
Telecom Italia SpA 4.875% 9/25/20 (Reg. S)	EUR	500,000	686,444
Telefonica Celular del Paraguay SA 6.75% 12/13/22 (f)		400,000	421,000
Telenet Finance Luxembourg S.C.A.:
6.25% 8/15/22 (Reg. S)	EUR	100,000	135,653
6.75% 8/15/24 (Reg. S)	EUR	100,000	139,808
TW Telecom Holdings, Inc.:
5.375% 10/1/22		435,000	480,675
6.375% 9/1/23		435,000	495,900
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
Telecommunications - continued
Vimpel Communications 9.125% 4/30/18 (Reg. S) (Issued by VIP Finance Ireland Ltd. for Vimpel Communications)		$ 350,000	$ 377,563
Vimpel Communications OJSC 7.748% 2/2/21 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (f)		500,000	508,750
Wind Acquisition Finance SA:
4% 7/15/20 (Reg S.)	EUR	350,000	432,023
4.75% 7/15/20 (f)		505,000	493,638
			19,788,714
Textiles & Apparel - 0.1%
Texhong Textile Group Ltd. 6.5% 1/18/19 (Reg. S)		200,000	197,500
TOTAL NONCONVERTIBLE BONDS (Cost $157,295,541)			160,500,934
Common Stocks - 1.7%
	Shares
Automotive - 0.4%
General Motors Co.	14,368	451,155
Trinseo SA	19,100	275,995
		727,150
Broadcasting - 0.2%
Cumulus Media, Inc. Class A (a)	83,000	320,380
Chemicals - 0.3%
LyondellBasell Industries NV Class A	6,300	577,269
Westlake Chemical Partners LP	100	3,015
		580,284
Energy - 0.2%
EP Energy Corp.	22,000	321,200
Healthcare - 0.0%
Legend Acquisition, Inc.	2,128	32,553
Legend Acquisition, Inc.:
Class A warrants (a)	2,195	0
Class B warrants (a)	2,894	0
		32,553
Homebuilders/Real Estate - 0.2%
Realogy Holdings Corp. (a)	7,900	323,979
Hotels - 0.2%
Extended Stay America, Inc. unit	20,000	461,200
Common Stocks - continued
	Shares	Value
Services - 0.2%
ARAMARK Holdings Corp.	11,900	$ 332,129
WP Rocket Holdings, Inc.	80,442	16,088
		348,217
Telecommunications - 0.0%
Broadview Networks Holdings, Inc. (a)	12,187	23,155
TOTAL COMMON STOCKS (Cost $3,798,776)		3,138,118
Nonconvertible Preferred Stocks - 0.4%

Banks & Thrifts - 0.4%
Ally Financial, Inc. 7.00% (f)	709	710,064
Services - 0.0%
WP Rocket Holdings, Inc. 15.00%	58,865	48,269
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $661,699)		758,333
Bank Loan Obligations - 3.1%
		Principal Amount (d)
Building Materials - 0.0%
American Builders & Contractors Supply Co., Inc. Tranche B, term loan 3.5% 4/16/20 (h)		$ 59,400	58,014
Cable TV - 0.1%
Liberty Cablevision of Puerto Rico:
Tranche 1LN, term loan 4.5% 1/7/22 (h)		20,000	19,850
Tranche 2LN, term loan 7.75% 7/7/23 (h)		85,000	84,150
			104,000
Chemicals - 0.1%
Royal Adhesives & Sealants LLC Tranche 2LN, term loan 9.75% 1/31/19 (h)		235,000	236,763
Consumer Products - 0.0%
Spectrum Brands Holdings, Inc. Tranche C, term loan 3.5% 9/4/19 (h)		44,550	43,937
Bank Loan Obligations - continued
		Principal Amount (d)	Value
Diversified Financial Services - 0.3%
AlixPartners LLP:
Tranche 2LN, term loan 9% 7/10/21 (h)		$ 405,000	$ 410,063
Tranche B 2LN, term loan 4% 7/10/20 (h)		143,188	140,921
			550,984
Diversified Media - 0.3%
Checkout Holding Corp. Tranche 2LN, term loan 7.75% 4/9/22 (h)		120,000	114,000
McGraw-Hill School Education Tranche B, term loan 6.25% 12/18/19 (h)		439,788	438,688
			552,688
Electric Utilities - 0.1%
EquiPower Resources Holdings LLC Tranche C, term loan 4.25% 12/31/19 (h)		54,313	53,973
La Frontera Generation, LLC Tranche B, term loan 4.5% 9/30/20 (h)		141,416	140,355
			194,328
Energy - 0.4%
Fieldwood Energy, LLC Tranche 2LN, term loan 8.375% 9/30/20 (h)		480,000	462,000
GIM Channelview Cogeneration LLC Tranche B, term loan 4.25% 5/8/20 (h)		22,554	22,526
Pacific Drilling SA Tranche B, term loan 4.5% 6/3/18 (h)		49,375	47,153
Panda Sherman Power, LLC term loan 9% 9/14/18 (h)		64,858	65,831
Panda Temple Power, LLC term loan 7.25% 4/3/19 (h)		45,000	45,731
Sheridan Investment Partners I term loan 4.25% 12/16/20 (h)		75,001	71,438
Sheridan Production Partners I:
Tranche A, term loan 4.25% 12/16/20 (h)		10,433	9,938
Tranche M, term loan 4.25% 12/16/20 (h)		3,891	3,706
			728,323
Entertainment/Film - 0.0%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. Tranche B, term loan 3% 1/31/21 (h)		35,000	34,256
Environmental - 0.3%
The Brickman Group, Ltd. Tranche B 1LN, term loan 4% 12/18/20 (h)		537,895	529,826
Bank Loan Obligations - continued
		Principal Amount (d)	Value
Food/Beverage/Tobacco - 0.1%
Arysta Lifescience SPC LLC:
Tranche B 1LN, term loan 4.5% 5/29/20 (h)		$ 83,937	$ 83,623
Tranche B 2LN, term loan 8.25% 11/30/20 (h)		75,000	75,563
			159,186
Gaming - 0.3%
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20 (h)		332,446	316,655
Graton Economic Development Authority Tranche B, term loan 9% 8/22/18 (h)		60,842	62,667
MGM Mirage, Inc. Tranche B, term loan 3.5% 12/20/19 (h)		88,425	87,435
			466,757
Healthcare - 0.4%
Dialysis Newco, Inc.:
Tranche 2LN, term loan 7.75% 10/22/21 (h)		130,000	129,350
Tranche B 1LN, term loan 4.5% 4/23/21 (h)		104,738	103,559
MModal IP LLC Tranche B, term loan 9% 1/31/20 (h)		138,353	134,894
Salix Pharmaceuticals Ltd. Tranche B, term loan 4.25% 1/2/20 (h)		24,063	24,032
U.S. Renal Care, Inc.:
Tranche 2LN, term loan 8.5% 1/3/20 (h)		20,000	20,050
Tranche B 2LN, term loan 4.25% 7/3/19 (h)		363,091	359,914
			771,799
Homebuilders/Real Estate - 0.1%
DTZ U.S. Borrower LLC:
Tranche 2LN, term loan 10/28/22 (i)		55,000	55,138
Tranche B 1LN, term loan 10/28/21 (i)		81,467	81,670
Tranche B, term loan 10/28/21 (i)		48,533	48,655
Realogy Corp. Credit-Linked Deposit 4.4463% 10/10/16 (h)		63,215	61,871
			247,334
Metals/Mining - 0.0%
Ameriforge Group, Inc. Tranche B 2LN, term loan 8.75% 1/25/21 (h)		20,000	19,900
Publishing/Printing - 0.0%
Houghton Mifflin Harcourt Publishing, Inc. Tranche B, term loan 4.25% 5/22/18 (h)		19,500	19,403
Services - 0.1%
Laureate Education, Inc. Tranche B, term loan 5% 6/16/18 (h)		147,898	142,722
Bank Loan Obligations - continued
		Principal Amount (d)	Value
Steel - 0.1%
Atkore International, Inc. Tranche 2LN, term loan 7.75% 10/9/21 (h)		$ 145,000	$ 142,463
Technology - 0.4%
Infor U.S., Inc. Tranche B 5LN, term loan 3.75% 6/3/20 (h)		121,668	119,843
Kronos, Inc. Tranche 2LN, term loan 9.75% 4/30/20 (h)		310,000	317,750
Renaissance Learning, Inc.:
Tranche 1LN, term loan 4.5% 4/9/21 (h)		109,450	107,535
Tranche 2LN, term loan 8% 4/9/22 (h)		95,000	92,625
			637,753
Telecommunications - 0.0%
LTS Buyer LLC Tranche 2LN, term loan 8% 4/11/21 (h)		6,325	6,278
TOTAL BANK LOAN OBLIGATIONS (Cost $5,697,753)			5,646,714
Preferred Securities - 6.4%

Banks & Thrifts - 3.2%
AMBB Capital (L) Ltd. 6.77% (g)(h)		200,000	204,621
Bank of America Corp. 5.2% (g)(h)		345,000	327,487
Barclays Bank PLC 7.625% 11/21/22		975,000	1,095,257
Barclays PLC 8% (g)(h)	EUR	200,000	262,618
BNP Paribas SA 5.019% (g)(h)	EUR	50,000	67,427
Caisse Nationale des Caisses d' Epargne et de Prevoyance 6.117% (g)(h)	EUR	300,000	408,496
Chong Hing Bank Ltd. 6.5% (g)(h)		200,000	199,329
Credit Agricole SA:
6.5%(Reg S.) (g)(h)	EUR	300,000	384,985
6.625% (f)(g)(h)		515,000	506,561
ICICI Bank Ltd. 7.25% (Reg S.) (g)(h)		200,000	200,945
Intesa Sanpaolo SpA 8.047% (g)(h)	EUR	250,000	362,487
JPMorgan Chase & Co. 5.15% (g)(h)		715,000	695,874
Natixis SA 6.307% (g)(h)	EUR	150,000	205,392
Royal Bank of Scotland Group PLC 7.0916% (g)(h)	EUR	50,000	66,044
SBB Capital Corp. 6.62% (g)(h)		200,000	209,078
Societe Generale 6.999% (g)(h)	EUR	200,000	295,314
State Bank of India 6.439% (g)(h)		300,000	306,871
UniCredit International Bank Luxembourg SA 8.125% (g)(h)	EUR	100,000	149,696
			5,948,482
Preferred Securities - continued
		Principal Amount (d)	Value
Consumer Products - 0.5%
Cosan Overseas Ltd. 8.25% (g)		$ 800,000	$ 843,780
Diversified Financial Services - 1.2%
Baggot Securities Ltd. 10.24% (Reg. S) (g)	EUR	100,000	141,638
Citigroup, Inc. 5.35% (g)(h)		1,885,000	1,804,350
Hutchison Whampoa Europe Finance, Ltd. 3.75% (Reg. S) (g)(h)	EUR	250,000	326,439
			2,272,427
Electric Utilities - 0.2%
China Resources Power East Foundation Co. Ltd. 7.25% (g)(h)		400,000	428,370
Food/Beverage/Tobacco - 0.7%
Gruma S.A.B. de CV 7.75% (Reg. S) (g)		1,260,000	1,294,731
Homebuilders/Real Estate - 0.3%
Odebrecht Finance Ltd. 7.5% (f)(g)		550,000	559,553
Insurance - 0.1%
Groupama SA 6.298% (g)(h)	EUR	100,000	125,155
Metals/Mining - 0.1%
Chalieco Hong Kong Corp. Ltd. 6.875% (Reg. S) (g)(h)		200,000	208,956
Steel - 0.1%
KBC Groupe SA 5.625% (Reg. S) (g)(h)	EUR	150,000	185,459
TOTAL PREFERRED SECURITIES (Cost $11,388,374)			11,866,913
Money Market Funds - 0.5%
	Shares
Fidelity Cash Central Fund, 0.11% (b) (Cost $970,566)	970,566	970,566
TOTAL INVESTMENT PORTFOLIO - 98.6% (Cost $179,812,709)		182,881,578
NET OTHER ASSETS (LIABILITIES) - 1.4%		2,634,949
NET ASSETS - 100%		$ 185,516,527
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $67,898,646 or 36.6% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(i) The coupon rate will be determined upon settlement of the loan after period end.
(j) Security is subject to an agreement restricting sale entered into subsequent to period end in connection with the litigation described in the Notes to Financial Statements.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,016
Other Information

The following is a summary of the inputs used, as of October 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,564,864	$ 1,564,864	$ -	$ -
Energy	321,200	321,200	-	-
Financials	1,034,043	323,979	710,064	-
Health Care	32,553	-	-	32,553
Industrials	64,357	-	-	64,357
Materials	856,279	856,279	-	-
Telecommunication Services	23,155	23,155	-	-
Corporate Bonds	160,500,934	-	160,500,934	-
Bank Loan Obligations	5,646,714	-	5,517,364	129,350
Preferred Securities	11,866,913	-	11,866,913	-
Money Market Funds	970,566	970,566	-	-
Total Investments in Securities:	$ 182,881,578	$ 4,060,043	$ 178,595,275	$ 226,260
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	51.8%
Cayman Islands	7.2%
Luxembourg	4.8%
Netherlands	4.0%
United Kingdom	3.5%
France	3.3%
Ireland	2.8%
Mexico	2.5%
British Virgin Islands	2.2%
Bermuda	1.6%
Argentina	1.4%
Canada	1.4%
Germany	1.4%
Italy	1.3%
Singapore	1.2%
Brazil	1.1%
Others (Individually Less Than 1%)	8.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	October 31, 2014 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $178,842,143)	$ 181,911,012
Fidelity Central Funds (cost $970,566)	970,566
Total Investments (cost $179,812,709)		$ 182,881,578
Foreign currency held at value (cost $401,787)		397,249
Receivable for investments sold		1,191,885
Receivable for fund shares sold		125,810
Dividends receivable		40,317
Interest receivable		2,767,381
Distributions receivable from Fidelity Central Funds		222
Prepaid expenses		844
Receivable from investment adviser for expense reductions		524
Other receivables		64
Total assets		187,405,874

Liabilities
Payable to custodian bank	$ 352,961
Payable for investments purchased	944,196
Payable for fund shares redeemed	246,516
Distributions payable	117,641
Accrued management fee	122,907
Distribution and service plan fees payable	5,338
Other affiliated payables	54,874
Other payables and accrued expenses	44,914
Total liabilities		1,889,347

Net Assets		$ 185,516,527
Net Assets consist of:
Paid in capital		$ 174,665,560
Undistributed net investment income		1,613,603
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		6,192,577
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		3,044,787
Net Assets		$ 185,516,527

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

October 31, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($8,270,432 ÷ 826,404 shares)	$ 10.01

Maximum offering price per share (100/96.00 of $10.01)	$ 10.43
Class T: Net Asset Value and redemption price per share ($1,775,466 ÷ 177,425 shares)	$ 10.01

Maximum offering price per share (100/96.00 of $10.01)	$ 10.43
Class C: Net Asset Value and offering price per share ($3,944,657 ÷ 394,191 shares)A	$ 10.01

Global High Income: Net Asset Value, offering price and redemption price per share ($166,068,904 ÷ 16,593,373 shares)	$ 10.01

Institutional Class: Net Asset Value, offering price and redemption price per share ($5,457,068 ÷ 545,265 shares)	$ 10.01

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended October 31, 2014 (Unaudited)

Investment Income
Dividends		$ 565,175
Interest		8,517,097
Income from Fidelity Central Funds		5,016
Total income		9,087,288

Expenses
Management fee	$ 1,083,795
Transfer agent fees	282,542
Distribution and service plan fees	32,010
Accounting fees and expenses	78,936
Custodian fees and expenses	15,781
Independent trustees' compensation	712
Registration fees	36,555
Audit	34,728
Legal	1,547
Interest	3,099
Miscellaneous	1,073
Total expenses before reductions	1,570,778
Expense reductions	(2,037)	1,568,741
Net investment income (loss)		7,518,547
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	6,785,506
Foreign currency transactions	(600,342)
Total net realized gain (loss)		6,185,164
Change in net unrealized appreciation (depreciation) on: Investment securities	(10,232,320)
Assets and liabilities in foreign currencies	484
Total change in net unrealized appreciation (depreciation)		(10,231,836)
Net gain (loss)		(4,046,672)
Net increase (decrease) in net assets resulting from operations		$ 3,471,875

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended October 31, 2014 (Unaudited)	Year ended April 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 7,518,547	$ 17,719,135
Net realized gain (loss)	6,185,164	4,730,530
Change in net unrealized appreciation (depreciation)	(10,231,836)	(6,402,555)
Net increase (decrease) in net assets resulting from operations	3,471,875	16,047,110
Distributions to shareholders from net investment income	(7,504,888)	(16,962,893)
Distributions to shareholders from net realized gain	(1,332,974)	(7,941,424)
Total distributions	(8,837,862)	(24,904,317)
Share transactions - net increase (decrease)	(172,030,832)	9,681,594
Redemption fees	49,524	71,966
Total increase (decrease) in net assets	(177,347,295)	896,353

Net Assets
Beginning of period	362,863,822	361,967,469
End of period (including undistributed net investment income of $1,613,603 and undistributed net investment income of $1,599,944, respectively)	$ 185,516,527	$ 362,863,822

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended October 31, 2014	Years ended April 30,
	(Unaudited)	2014	2013	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.21	$ 10.46	$ 9.74	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.241	.506	.526	.476
Net realized and unrealized gain (loss)	(.164)	(.036)	.714	(.317)
Total from investment operations	.077	.470	1.240	.159
Distributions from net investment income	(.242)	(.483)	(.477)	(.423)
Distributions from net realized gain	(.037)	(.239)	(.046)	-
Total distributions	(.279)	(.722)	(.523)	(.423)
Redemption fees added to paid in capitalE	.002	.002	.003	.004
Net asset value, end of period	$ 10.01	$ 10.21	$ 10.46	$ 9.74
Total ReturnB, C, D	.76%	4.86%	13.13%	1.80%
Ratios to Average Net Assets F, I
Expenses before reductions	1.22%A	1.23%	1.24%	1.38%A
Expenses net of fee waivers, if any	1.22%A	1.23%	1.24%	1.25%A
Expenses net of all reductions	1.22%A	1.23%	1.24%	1.25%A
Net investment income (loss)	4.70%A	5.03%	5.25%	5.15%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 8,270	$ 8,000	$ 6,419	$ 10,102
Portfolio turnover rateG	52% A	72%	55%	36% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 11, 2011 (commencement of operations) to April 30, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended October 31, 2014	Years ended April 30,
	(Unaudited)	2014	2013	2012H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.21	$ 10.46	$ 9.74	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.239	.504	.523	.477
Net realized and unrealized gain (loss)	(.164)	(.036)	.712	(.318)
Total from investment operations	.075	.468	1.235	.159
Distributions from net investment income	(.240)	(.481)	(.472)	(.423)
Distributions from net realized gain	(.037)	(.239)	(.046)	-
Total distributions	(.277)	(.720)	(.518)	(.423)
Redemption fees added to paid in capital E	.002	.002	.003	.004
Net asset value, end of period	$ 10.01	$ 10.21	$ 10.46	$ 9.74
Total ReturnB, C, D	.75%	4.84%	13.08%	1.80%
Ratios to Average Net Assets F, I
Expenses before reductions	1.33%A	1.35%	1.25%	1.39%A
Expenses net of fee waivers, if any	1.25%A	1.25%	1.25%	1.25%A
Expenses net of all reductions	1.25%A	1.25%	1.25%	1.25%A
Net investment income (loss)	4.66%A	5.01%	5.24%	5.15%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,775	$ 1,595	$ 1,349	$ 9,362
Portfolio turnover rateG	52% A	72%	55%	36% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 11, 2011 (commencement of operations) to April 30, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended October 31, 2014	Years ended April 30,
	(Unaudited)	2014	2013	2012 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.21	$ 10.46	$ 9.74	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.201	.428	.448	.407
Net realized and unrealized gain (loss)	(.164)	(.035)	.712	(.317)
Total from investment operations	.037	.393	1.160	.090
Distributions from net investment income	(.202)	(.406)	(.397)	(.354)
Distributions from net realized gain	(.037)	(.239)	(.046)	-
Total distributions	(.239)	(.645)	(.443)	(.354)
Redemption fees added to paid in capitalE	.002	.002	.003	.004
Net asset value, end of period	$ 10.01	$ 10.21	$ 10.46	$ 9.74
Total ReturnB, C, D	.37%	4.05%	12.23%	1.07%
Ratios to Average Net Assets F, I
Expenses before reductions	2.04%A	2.05%	2.01%	2.15%A
Expenses net of fee waivers, if any	2.00%A	2.00%	2.00%	2.00%A
Expenses net of all reductions	2.00%A	2.00%	2.00%	2.00%A
Net investment income (loss)	3.91%A	4.26%	4.49%	4.40%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,945	$ 3,720	$ 2,941	$ 9,878
Portfolio turnover rateG	52% A	72%	55%	36% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period May 11, 2011 (commencement of operations) to April 30, 2012.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Global High Income

	Six months ended October 31, 2014	Years ended April 30,
	(Unaudited)	2014	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.21	$ 10.47	$ 9.74	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.255	.534	.555	.495
Net realized and unrealized gain (loss)	(.167)	(.046)	.724	(.312)
Total from investment operations	.088	.488	1.279	.183
Distributions from net investment income	(.253)	(.511)	(.506)	(.447)
Distributions from net realized gain	(.037)	(.239)	(.046)	-
Total distributions	(.290)	(.750)	(.552)	(.447)
Redemption fees added to paid in capitalD	.002	.002	.003	.004
Net asset value, end of period	$ 10.01	$ 10.21	$ 10.47	$ 9.74
Total ReturnB, C	.87%	5.05%	13.56%	2.06%
Ratios to Average Net Assets E, H
Expenses before reductions	1.00%A	.95%	.96%	1.07%A
Expenses net of fee waivers, if any	1.00%A	.95%	.96%	1.00%A
Expenses net of all reductions	1.00%A	.95%	.96%	1.00%A
Net investment income (loss)	4.91%A	5.30%	5.53%	5.39%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 166,069	$ 344,206	$ 345,210	$ 197,480
Portfolio turnover rateF	52% A	72%	55%	36% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 11, 2011 (commencement of operations) to April 30, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended October 31, 2014	Years ended April 30,
	(Unaudited)	2014	2013	2012 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.21	$ 10.47	$ 9.74	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.254	.532	.549	.499
Net realized and unrealized gain (loss)	(.164)	(.046)	.728	(.317)
Total from investment operations	.090	.486	1.277	.182
Distributions from net investment income	(.255)	(.509)	(.504)	(.446)
Distributions from net realized gain	(.037)	(.239)	(.046)	-
Total distributions	(.292)	(.748)	(.550)	(.446)
Redemption fees added to paid in capitalD	.002	.002	.003	.004
Net asset value, end of period	$ 10.01	$ 10.21	$ 10.47	$ 9.74
Total ReturnB, C	.89%	5.03%	13.54%	2.05%
Ratios to Average Net Assets E, H
Expenses before reductions	.96%A	.97%	.98%	1.13%A
Expenses net of fee waivers, if any	.96%A	.97%	.98%	1.00%A
Expenses net of all reductions	.96%A	.97%	.98%	1.00%A
Net investment income (loss)	4.96%A	5.28%	5.51%	5.40%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,457	$ 5,344	$ 6,049	$ 11,617
Portfolio turnover rateF	52% A	72%	55%	36% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 11, 2011 (commencement of operations) to April 30, 2012.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2014 (Unaudited)

1. Organization.

Fidelity® Global High Income Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Fidelity Global High Income Fund and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of October 31, 2014 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, market discount, partnerships, contingent interest, equity-debt classifications and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 7,800,713
Gross unrealized depreciation	(4,201,158)
Net unrealized appreciation (depreciation) on securities	$ 3,599,555

Tax cost	$ 179,282,023

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

3. Significant Accounting Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $75,952,906 and $233,341,790, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .71% of the Fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services.

For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 10,479	$ 410
Class T	-%	.25%	2,176	-
Class C	.75%	.25%	19,355	3,055
			$ 32,010	$ 3,465

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, and Class C redemptions. The deferred sales charges range from 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,201
Class T	658
Class C*	357
$ 2,216

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 6,562.16
Class T	2,386.27
Class C	4,583.23
Global High Income	265,092.18
Institutional Class	3,919.15
	$ 282,542

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $111 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 12,016,500.32%		$ 1,517

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $227 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average loan balance during the period for which loans were outstanding amounted to $10,709,000. The weighted average interest rate was .59%. The interest expense amounted to $1,582 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

8. Expense Reductions.

The investment adviser voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class T	1.25%	$ 711
Class C	2.00%	761
Global High Income	1.00%	411
		$ 1,883

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $2 for the period. Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $32.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $120.

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended October 31, 2014	Year ended April 30, 2014
From net investment income
Class A	$ 199,432	$ 301,725
Class T	41,147	65,194
Class C	76,819	126,053
Global High Income	7,054,031	16,212,658
Institutional Class	133,459	257,263
Total	$ 7,504,888	$ 16,962,893
From net realized gain
Class A	$ 29,566	$ 152,979
Class T	6,057	29,538
Class C	13,944	70,175
Global High Income	1,263,977	7,560,648
Institutional Class	19,430	128,084
Total	$ 1,332,974	$ 7,941,424

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares	Shares	Dollars	Dollars
	Six months ended October 31, 2014	Year ended April 30, 2014	Six months ended October 31, 2014	Year ended April 30, 2014
Class A
Shares sold	133,000	520,166	$ 1,359,288	$ 5,266,727
Reinvestment of distributions	20,394	38,112	207,419	383,509
Shares redeemed	(110,308)	(388,303)	(1,118,261)	(3,910,568)
Net increase (decrease)	43,086	169,975	$ 448,446	$ 1,739,668
Class T
Shares sold	28,970	88,315	$ 296,289	$ 888,385
Reinvestment of distributions	4,519	9,045	45,953	90,961
Shares redeemed	(12,242)	(70,058)	(124,931)	(703,740)
Net increase (decrease)	21,247	27,302	$ 217,311	$ 275,606
Class C
Shares sold	70,196	149,109	$ 715,587	$ 1,503,667
Reinvestment of distributions	7,975	17,367	81,123	174,621
Shares redeemed	(48,215)	(83,275)	(492,957)	(837,413)
Net increase (decrease)	29,956	83,201	$ 303,753	$ 840,875

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares	Shares	Dollars	Dollars
	Six months ended October 31, 2014	Year ended April 30, 2014	Six months ended October 31, 2014	Year ended April 30, 2014
Global High Income
Shares sold	4,403,887	12,907,329	$ 44,925,119	$ 129,978,506
Reinvestment of distributions	731,032	2,136,351	7,451,694	21,478,679
Shares redeemed	(22,243,753)	(14,327,532)	(225,594,023)	(144,088,446)
Net increase (decrease)	(17,108,834)	716,148	$ (173,217,210)	$ 7,368,739
Institutional Class
Shares sold	47,123	143,981	$ 473,351	$ 1,452,570
Reinvestment of distributions	2,397	6,722	24,383	67,630
Shares redeemed	(27,448)	(205,533)	(280,866)	(2,063,494)
Net increase (decrease)	22,072	(54,830)	$ 216,868	$ (543,294)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 14% of the total outstanding shares of the Fund.

Semiannual Report

12. Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

13. Litigation.

The Fund, and other entities managed by Fidelity or its affiliates, have been named as defendants in a lawsuit brought by creditors of a subsidiary of Energy Future Holdings Corp. ("EFH"), which is currently in bankruptcy and was formerly known as TXU. The lawsuit, which is captioned as In Re: ENERGY FUTURE HOLDINGS CORP. et al. U.S. Bankruptcy Court, D. Del. Case No. 14-10979 (CSS); AVENUE CAPITAL MANAGEMENT II, LP, et al. v. FIDELITY INVESTMENTS, et al. Adversary No. 14-50797 (CSS), was filed in the United States Bankruptcy Court for the District of Delaware on October 6, 2014. The plaintiffs are seeking to enforce an alleged agreement under which the Fund and other defendants would sell certain EFH notes, as identified in the Fund's Schedule of Investments, to the plaintiffs at a specified price. Plaintiffs are seeking a declaration that an alleged right to call the securities was properly exercised and an order that the Fund and other defendants transfer the notes to the plaintiffs at the specified price. The Fund and the other defendants dispute the plaintiffs' claims and intend to defend the case vigorously. On November 19, 2014, the defendants filed a motion to dismiss contending, among other things, that the right to call the notes never came into existence and was part of a proposed settlement agreement that was never completed or approved by the bankruptcy court. The motion to dismiss has not yet been decided. If the lawsuit were to be decided in a manner adverse to the Fund, the Fund could experience a loss up to $1,186,866 as of period end. The Fund will also incur legal costs in defending the case.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Global High Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2014 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. In connection with separate internal corporate reorganizations involving Fidelity Management & Research (U.K.) Inc. (FMR U.K.) and Fidelity Management & Research (Japan) Inc. (FMR Japan), the Board approved certain non-material amendments to the fund's sub-advisory agreements with FMR U.K. and FMR Japan to reflect that, after these reorganizations, FMR Investment Management (UK) Limited and Fidelity Management & Research (Japan) Limited will carry on the business of FMR U.K. and FMR Japan, respectively. The Board noted that no changes to the portfolio managers or to the foreign research or investment advisory services provided to the fund were expected in connection with either reorganization and that the same personnel and resources would continue to be available to the fund at the new entities.

Semiannual Report

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of FMR and the sub-advisers (together, the Investment Advisers), and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading and risk management capabilities and resources and global compliance infrastructure, which are an integral part of the investment management process.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for income-oriented solutions; (iv) reducing fund expenses for certain index funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching sector-based exchange-traded funds and establishing a new Fidelity adviser to manage sector-based funds and products; (viii) continuing to develop and implement technology to improve security and increase efficiency; (ix) modifying the eligibility criteria for certain share classes to increase their marketability to a portion of the defined contribution plan market; (x) waiving redemption fees for certain qualified fund-of-fund and wrap programs and certain retirement plan transactions; and (xi) launching new Institutional Class shares of certain money market funds to attract and retain assets and to fill a gap in the money market fund lineup.

Semiannual Report

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board noted that there was a portfolio management change for a sleeve of the fund in June 2013.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"). In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods which may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; tactical opportunities for investment; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index for the most recent one-year period, as shown below. A peer group comparison is not shown below.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Global High Income Fund

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Semiannual Report

Fidelity Global High Income Fund

The Board noted that the fund's management fee rate ranked above the median of its Total Mapped Group and above the median of its ASPG for 2013. The Board considered that the fund invests a greater portion of its assets internationally than other funds in its Total Mapped Group, which consists primarily of domestic high income funds, and, as such, competitive rankings are less meaningful.

The Board also noted that, in August 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked above its competitive median for 2013. The Board considered that, in general, various factors can affect total expense ratios. All classes are above the median due to the fund's higher than standard management fee, which reflects the fund's specialized investment strategy as discussed above. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable, although in all cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

Semiannual Report

On an annual basis, Fidelity presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) Fidelity's strategic marketing and product lineup goals; (iii) the methodology with respect to competitive fund data and peer group classifications; (iv) the arrangements with, and performance of, certain sub-advisers on behalf of the Fidelity funds, as well as certain proposed participating affiliate arrangements; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, including the rationale for the individual fee rates of certain categories of funds and the definition of group assets; (vii) trends regarding industry use of performance fee structures and the performance adjustment methodologies applicable to the Fidelity funds; (viii) additional competitive analysis regarding the total expenses for certain classes; (ix) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results; and (x) the process by which Fidelity determines sub-advisory fees for funds it advises.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

FIL Investment Advisors

FIL Investments (Japan) Limited

FIL Investment Advisors (UK) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

GHI-USAN-1214
1.926251.103

Fidelity®

High Income

Fund

Semiannual Report

October 31, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2014 to October 31, 2014).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Annualized Expense RatioB	Beginning Account Value May 1, 2014	Ending Account Value October 31, 2014	Expenses Paid During Period* May 1, 2014 to October 31, 2014
Actual	.71%	$ 1,000.00	$ 1,010.00	$ 3.60
Hypothetical A		$ 1,000.00	$ 1,021.63	$ 3.62

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Holdings as of October 31, 2014
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Community Health Systems, Inc.	2.0	2.2
Tenet Healthcare Corp.	2.0	1.8
Laureate Education, Inc.	1.9	1.4
HCA Holdings, Inc.	1.6	1.5
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.	1.4	1.1
	8.9
Top Five Market Sectors as of October 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Healthcare	9.5	9.1
Telecommunications	8.7	8.2
Energy	8.7	8.4
Cable TV	5.6	4.6
Services	4.6	3.6
Quality Diversification (% of fund's net assets)
As of October 31, 2014	As of April 30, 2014
BBB 0.7%	BBB 1.2%
BB 28.4%	BB 26.0%
B 47.3%	B 44.7%
CCC,CC,C 16.4%	CCC,CC,C 16.2%
Not Rated 0.8%	Not Rated 1.9%
Equities 1.8%	Equities 2.1%
Short-Term Investments and Net Other Assets 4.6%	Short-Term Investments and Net Other Assets 7.9%

We have used ratings from Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used S&P ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of October 31, 2014*		As of April 30, 2014**
	Nonconvertible Bonds 79.1%		Nonconvertible Bonds 76.1%
	Convertible Bonds, Preferred Stocks 1.8%		Convertible Bonds, Preferred Stocks 2.1%
	Common Stocks 0.3%		Common Stocks 0.3%
	Bank Loan Obligations 11.8%		Bank Loan Obligations 12.4%
	Other Investments 2.4%		Other Investments 1.2%
	Short-Term Investments and Net Other Assets (Liabilities) 4.6%		Short-Term Investments and Net Other Assets (Liabilities) 7.9%
* Foreign investments	22.2%	** Foreign investments	18.8%

Semiannual Report

Investments October 31, 2014

Showing Percentage of Net Assets

Corporate Bonds - 79.4%
	Principal Amount (000s)	Value (000s)
Convertible Bonds - 0.3%
Capital Goods - 0.0%
General Cable Corp. 4.5% 11/15/29 (d)	$ 1,126	$ 744
Metals/Mining - 0.3%
Peabody Energy Corp. 4.75% 12/15/41	25,752	17,061
TOTAL CONVERTIBLE BONDS		17,805
Nonconvertible Bonds - 79.1%
Aerospace - 0.4%
Huntington Ingalls Industries, Inc. 7.125% 3/15/21	5,175	5,563
TransDigm, Inc.:
6% 7/15/22	6,310	6,381
6.5% 7/15/24	6,205	6,391
Triumph Group, Inc.:
4.875% 4/1/21	3,125	3,156
5.25% 6/1/22	2,680	2,714
		24,205
Air Transportation - 0.1%
Air Canada 7.75% 4/15/21 (f)	3,620	3,792
U.S. Airways pass-thru certificates Series 2013-1 Class B, 5.375% 5/15/23	3,015	3,068
United Continental Holdings, Inc. 6.375% 6/1/18	1,270	1,327
		8,187
Automotive - 1.3%
American Axle & Manufacturing, Inc.:
5.125% 2/15/19	1,655	1,680
6.25% 3/15/21	4,505	4,730
Chassix Holdings, Inc. 10% 12/15/18 pay-in-kind (f)(h)	3,395	2,988
Chassix, Inc. 9.25% 8/1/18 (f)	2,435	2,362
Dana Holding Corp.:
6.5% 2/15/19	2,749	2,856
6.75% 2/15/21	2,802	2,977
Gates Global LLC / Gates Global Co. 6% 7/15/22 (f)	10,535	10,219
General Motors Acceptance Corp. 8% 11/1/31	9,791	12,471
General Motors Financial Co., Inc. 4.25% 5/15/23	1,945	2,003
International Automotive Components Group SA 9.125% 6/1/18 (f)	4,110	4,274
Schaeffler Finance BV 4.75% 5/15/21 (f)	11,095	11,067
Schaeffler Holding Finance BV:
6.75% 11/15/22 pay-in-kind (f)(h)	5,380	5,689
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Automotive - continued
Schaeffler Holding Finance BV: - continued
6.875% 8/15/18 pay-in-kind (f)(h)	$ 7,080	$ 7,416
Tenneco, Inc. 7.75% 8/15/18	2,386	2,484
		73,216
Banks & Thrifts - 0.9%
Ally Financial, Inc.:
7.5% 9/15/20	15,282	18,186
8% 3/15/20	8,589	10,328
Ocwen Financial Corp. 6.625% 5/15/19 (f)	7,415	6,970
Royal Bank of Scotland Group PLC 5.125% 5/28/24	19,445	19,693
		55,177
Broadcasting - 0.6%
Clear Channel Communications, Inc.:
5.5% 12/15/16	7,535	7,139
10% 1/15/18	18,380	15,359
11.25% 3/1/21	6,160	6,514
Starz LLC/Starz Finance Corp. 5% 9/15/19	2,680	2,760
Univision Communications, Inc. 6.875% 5/15/19 (f)	2,325	2,444
		34,216
Building Materials - 3.3%
Associated Materials LLC 9.125% 11/1/17	2,139	2,091
Building Materials Corp. of America 6.75% 5/1/21 (f)	3,080	3,303
CEMEX Espana SA (Luxembourg) 9.875% 4/30/19 (f)	13,980	15,590
CEMEX Finance LLC:
6% 4/1/24 (f)	7,280	7,423
9.375% 10/12/22 (f)	17,455	20,117
CEMEX S.A.B. de CV:
5.2331% 9/30/15 (f)(h)	5,415	5,518
5.875% 3/25/19 (f)	4,030	4,176
7.25% 1/15/21 (f)	21,665	23,371
CPG Merger Sub LLC 8% 10/1/21 (f)	8,585	8,821
HD Supply, Inc.:
7.5% 7/15/20	14,490	15,432
11.5% 7/15/20	15,510	18,069
Headwaters, Inc.:
7.25% 1/15/19	2,715	2,783
7.625% 4/1/19	18,934	19,786
Interline Brands, Inc. 10% 11/15/18 pay-in-kind (h)	1,590	1,658
Masonite International Corp. 8.25% 4/15/21 (f)	4,600	4,922
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Building Materials - continued
Ply Gem Industries, Inc. 6.5% 2/1/22	$ 8,035	$ 7,904
U.S. Concrete, Inc. 8.5% 12/1/18	7,393	7,911
USG Corp.:
5.875% 11/1/21 (f)	3,875	4,001
7.875% 3/30/20 (f)	7,965	8,562
8.375% 10/15/18 (f)	9,560	10,003
		191,441
Cable TV - 5.2%
Altice SA 7.75% 5/15/22 (f)	47,545	49,922
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23	9,370	9,347
5.25% 3/15/21	5,560	5,630
5.75% 9/1/23	10,580	10,831
5.75% 1/15/24	11,885	12,167
6.5% 4/30/21	24,615	25,969
6.625% 1/31/22	11,585	12,309
CCOH Safari LLC:
5.5% 12/1/22	10,285	10,388
5.75% 12/1/24	10,285	10,343
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (f)	14,235	14,840
Cequel Communications Holdings I LLC/Cequel Capital Corp. 5.125% 12/15/21 (f)	5,430	5,301
DISH DBS Corp.:
5% 3/15/23	6,810	6,784
5.875% 7/15/22	4,085	4,330
6.75% 6/1/21	9,388	10,421
Harron Communications LP/Harron Finance Corp. 9.125% 4/1/20 (f)	7,970	8,687
Lynx I Corp. 5.375% 4/15/21 (f)	4,090	4,243
Numericable Group SA:
4.875% 5/15/19 (f)	19,030	18,982
6% 5/15/22 (f)	18,095	18,502
6.25% 5/15/24 (f)	6,295	6,476
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (f)	2,010	2,105
UPCB Finance III Ltd. 6.625% 7/1/20 (f)	18,882	19,873
UPCB Finance V Ltd. 7.25% 11/15/21 (f)	6,215	6,837
UPCB Finance VI Ltd. 6.875% 1/15/22 (f)	3,390	3,704
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Cable TV - continued
Virgin Media Finance PLC 4.875% 2/15/22	$ 5,635	$ 5,297
VTR Finance BV 6.875% 1/15/24 (f)	6,835	7,177
Wave Holdco LLC/Wave Holdco Corp. 8.25% 7/15/19 pay-in-kind (f)(h)	1,530	1,584
WaveDivision Escrow LLC/WaveDivision Escrow Corp. 8.125% 9/1/20 (f)	10,392	11,301
		303,350
Capital Goods - 0.9%
AECOM Technology Corp.:
5.75% 10/15/22 (f)	3,225	3,394
5.875% 10/15/24 (f)	2,765	2,924
Amsted Industries, Inc. 5% 3/15/22 (f)	3,440	3,393
Belden, Inc. 5.25% 7/15/24 (f)	1,645	1,616
General Cable Corp. 5.75% 10/1/22	19,670	17,310
Shale-Inland Holdings LLC/Shale-Inland Finance Corp. 8.75% 11/15/19 (f)	16,210	16,777
SPL Logistics Escrow LLC/SPL Logistics Finance Corp. 8.875% 8/1/20 (f)	8,660	9,374
		54,788
Chemicals - 3.4%
Chemtura Corp. 5.75% 7/15/21	3,105	3,097
Hexion U.S. Finance Corp. 6.625% 4/15/20	23,765	23,765
Huntsman International LLC 4.875% 11/15/20	4,205	4,237
LSB Industries, Inc. 7.75% 8/1/19	2,250	2,401
Momentive Performance Materials, Inc. 3.88% 10/24/21	15,830	13,772
Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp. 6.5% 4/15/21 (f)	21,715	20,955
Rockwood Specialties Group, Inc. 4.625% 10/15/20	9,715	10,142
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19	51,975	54,964
Tronox Finance LLC 6.375% 8/15/20	57,625	59,210
W.R. Grace & Co. - Conn:
5.125% 10/1/21 (f)	4,485	4,673
5.625% 10/1/24 (f)	1,800	1,897
		199,113
Consumer Products - 0.2%
Elizabeth Arden, Inc. 7.375% 3/15/21	6,940	6,298
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Consumer Products - continued
Spectrum Brands Holdings, Inc.:
6.375% 11/15/20	$ 1,910	$ 2,025
6.625% 11/15/22	2,255	2,418
		10,741
Containers - 4.2%
Ardagh Finance Holdings SA 8.625% 6/15/19 pay-in-kind (f)(h)	18,680	18,492
Ardagh Packaging Finance PLC 9.125% 10/15/20 (f)	13,939	15,019
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
6% 6/30/21 (f)	7,410	7,308
6.25% 1/31/19 (f)	9,025	9,093
6.75% 1/31/21 (f)	31,530	32,239
7% 11/15/20 (f)	2,189	2,233
9.125% 10/15/20 (f)	27,142	29,110
Ball Corp. 4% 11/15/23	2,865	2,750
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (f)	20,485	19,256
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23	5,190	5,099
Graphic Packaging International, Inc. 4.75% 4/15/21	2,000	2,020
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20	13,965	14,524
6.875% 2/15/21	15,710	16,692
8.25% 2/15/21	17,371	18,674
9% 4/15/19	5,929	6,196
9.875% 8/15/19	17,035	18,504
Sealed Air Corp.:
5.25% 4/1/23 (f)	6,590	6,771
6.5% 12/1/20 (f)	7,805	8,586
8.375% 9/15/21 (f)	10,680	12,095
		244,661
Diversified Financial Services - 4.2%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.75% 5/15/19 (f)	11,385	11,300
4.5% 5/15/21 (f)	12,675	12,802
Aircastle Ltd.:
4.625% 12/15/18	7,440	7,552
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Diversified Financial Services - continued
Aircastle Ltd.: - continued
5.125% 3/15/21	$ 12,830	$ 12,990
6.25% 12/1/19	7,745	8,248
7.625% 4/15/20	4,630	5,209
CIT Group, Inc.:
3.875% 2/19/19	13,695	13,781
5% 8/15/22	5,515	5,770
5.375% 5/15/20	11,850	12,665
5.5% 2/15/19 (f)	6,890	7,351
FLY Leasing Ltd. 6.75% 12/15/20	3,510	3,615
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.875% 3/15/19	22,455	22,848
6% 8/1/20	11,915	12,511
International Lease Finance Corp.:
4.625% 4/15/21	6,665	6,748
5.875% 8/15/22	4,115	4,465
6.25% 5/15/19	8,165	8,930
8.25% 12/15/20	3,000	3,600
8.625% 1/15/22	7,715	9,567
8.75% 3/15/17	8,356	9,401
8.875% 9/1/17	6,760	7,774
SLM Corp.:
4.875% 6/17/19	17,170	17,428
5.5% 1/25/23	4,295	4,295
6.125% 3/25/24	3,450	3,562
7.25% 1/25/22	4,400	4,917
8% 3/25/20	15,072	17,295
8.45% 6/15/18	9,045	10,334
		244,958
Diversified Media - 1.3%
Clear Channel Worldwide Holdings, Inc.:
Series A:
6.5% 11/15/22	6,620	6,819
7.625% 3/15/20	7,960	8,398
Series B, 6.5% 11/15/22	18,900	19,562
7.625% 3/15/20	13,690	14,563
MDC Partners, Inc. 6.75% 4/1/20 (f)	4,125	4,280
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Diversified Media - continued
Nielsen Finance LLC/Nielsen Finance Co.:
4.5% 10/1/20	$ 4,470	$ 4,471
5% 4/15/22 (f)	16,585	16,834
		74,927
Electric Utilities - 2.2%
Calpine Corp. 6% 1/15/22 (f)	5,925	6,384
GenOn Energy, Inc.:
9.5% 10/15/18	3,215	3,352
9.875% 10/15/20	5,608	5,818
Global Partners LP/GLP Finance Corp. 6.25% 7/15/22 (f)	1,250	1,238
InterGen NV 7% 6/30/23 (f)	22,300	21,352
Mirant Americas Generation LLC:
8.5% 10/1/21	6,317	5,970
9.125% 5/1/31	3,664	3,426
NRG Energy, Inc. 7.875% 5/15/21	3,335	3,618
NSG Holdings II, LLC 7.75% 12/15/25 (f)	8,555	9,218
RJS Power Holdings LLC 5.125% 7/15/19 (f)	12,130	12,069
RRI Energy, Inc. 7.875% 6/15/17	7,344	7,436
The AES Corp.:
3.2336% 6/1/19 (h)	8,460	8,415
4.875% 5/15/23	15,500	15,461
5.5% 3/15/24	2,285	2,336
7.375% 7/1/21	18,415	21,010
		127,103
Energy - 7.7%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 5/15/23	4,860	5,079
American Energy-Permian Basin LLC/ AEPB Finance Corp.:
7.125% 11/1/20 (f)	3,585	3,101
7.375% 11/1/21 (f)	3,585	3,137
AmeriGas Finance LLC/AmeriGas Finance Corp.:
6.75% 5/20/20	3,365	3,584
7% 5/20/22	7,205	7,781
AmeriGas Partners LP/AmeriGas Finance Corp.:
6.25% 8/20/19	3,335	3,485
6.5% 5/20/21	2,350	2,473
Antero Resources Finance Corp. 5.375% 11/1/21	7,795	7,912
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Energy - continued
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp.:
4.75% 11/15/21	$ 11,760	$ 11,731
5.875% 8/1/23	2,615	2,713
6.625% 10/1/20	5,190	5,501
Baytex Energy Corp.:
5.125% 6/1/21 (f)	3,125	3,047
5.625% 6/1/24 (f)	3,125	3,016
California Resources Corp. 5% 1/15/20 (f)	6,780	6,882
Chesapeake Energy Corp.:
4.875% 4/15/22	13,800	14,114
5.375% 6/15/21	11,565	12,057
5.75% 3/15/23	3,500	3,833
6.125% 2/15/21	5,260	5,839
6.625% 8/15/20	2,155	2,430
6.875% 11/15/20	4,305	4,918
Chesapeake Midstream Partners LP/CHKM Finance Corp. 6.125% 7/15/22	6,060	6,590
Chesapeake Oilfield Operating LLC 6.625% 11/15/19 (d)	1,715	1,698
Clayton Williams Energy, Inc. 7.75% 4/1/19	6,730	6,671
Compressco Partners LP/Compressco Finance, Inc. 7.25% 8/15/22 (f)	4,755	4,707
Consolidated Energy Finance SA 6.75% 10/15/19 (f)	14,835	15,132
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6% 12/15/20	11,370	11,512
6.125% 3/1/22	4,745	4,792
7.75% 4/1/19	5,035	5,293
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22	11,303	11,416
Edgen Murray Corp. 8.75% 11/1/20 (f)	3,037	3,341
Endeavor Energy Resources LP/EER Finance, Inc. 7% 8/15/21 (f)	5,925	5,984
Energy XXI Gulf Coast, Inc. 6.875% 3/15/24 (f)	4,215	3,330
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 9/1/22	2,525	2,664
Everest Acquisition LLC/Everest Acquisition Finance, Inc.:
6.875% 5/1/19	6,885	7,160
9.375% 5/1/20	9,835	10,745
Ferrellgas LP/Ferrellgas Finance Corp.:
6.5% 5/1/21	8,828	8,894
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Energy - continued
Ferrellgas LP/Ferrellgas Finance Corp.: - continued
6.75% 1/15/22	$ 6,935	$ 6,987
Gulfmark Offshore, Inc. 6.375% 3/15/22	4,260	3,877
Hilcorp Energy I LP/Hilcorp Finance Co. 5% 12/1/24 (f)	6,865	6,590
LINN Energy LLC/LINN Energy Finance Corp.:
6.25% 11/1/19	26,660	24,527
6.5% 5/15/19	11,300	10,566
8.625% 4/15/20	3,870	3,880
NGL Energy Partners LP/NGL Energy Finance Corp. 5.125% 7/15/19 (f)	5,420	5,454
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20	2,245	2,357
Offshore Group Investment Ltd. 7.5% 11/1/19	11,300	9,633
Pacific Drilling SA 5.375% 6/1/20 (f)	3,700	3,309
PetroBakken Energy Ltd. 8.625% 2/1/20 (f)	10,210	9,393
Regency Energy Partners LP/Regency Energy Finance Corp.:
4.5% 11/1/23	3,690	3,662
5.5% 4/15/23	3,870	4,005
Rose Rock Midstream LP/ Rose Rock Finance Corp. 5.625% 7/15/22	2,685	2,678
Rosetta Resources, Inc.:
5.625% 5/1/21	5,965	5,786
5.875% 6/1/24	4,950	4,752
RSP Permian, Inc. 6.625% 10/1/22 (f)	2,650	2,643
Sabine Pass Liquefaction LLC:
5.625% 2/1/21	4,320	4,525
5.625% 4/15/23 (f)	14,080	14,573
5.75% 5/15/24 (f)	9,985	10,322
6.25% 3/15/22 (f)	15,930	17,125
Samson Investment Co. 9.75% 2/15/20 (h)	18,500	13,690
SemGroup Corp. 7.5% 6/15/21	6,010	6,326
Star Gas Partners LP/Star Gas Finance Co. 8.875% 12/1/17	3,221	3,362
Suburban Propane Partners LP/Suburban Energy Finance Corp. 7.375% 8/1/21	4,837	5,200
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.375% 2/1/20 (f)	2,625	2,743
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23	5,295	5,242
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Energy - continued
Targa Resources Partners LP/Targa Resources Partners Finance Corp.: - continued
5.25% 5/1/23	$ 2,920	$ 3,066
6.375% 8/1/22	2,365	2,542
6.875% 2/1/21	5,584	6,003
Tesoro Corp. 5.125% 4/1/24	2,440	2,446
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
5.875% 10/1/20	5,955	6,104
6.125% 10/15/21	6,660	6,843
6.25% 10/15/22 (f)	3,705	3,835
		446,608
Entertainment/Film - 0.4%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.:
5.25% 2/15/22 (f)	7,095	7,326
5.625% 2/15/24 (f)	1,560	1,626
5.875% 3/15/25 (f)	10,155	10,663
Regal Entertainment Group 5.75% 3/15/22	5,695	5,567
		25,182
Environmental - 1.9%
ADS Waste Holdings, Inc. 8.25% 10/1/20	7,225	7,568
Clean Harbors, Inc.:
5.125% 6/1/21	4,035	4,106
5.25% 8/1/20	5,810	5,970
Covanta Holding Corp.:
5.875% 3/1/24	3,685	3,791
6.375% 10/1/22	6,490	6,912
7.25% 12/1/20	4,832	5,146
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (f)	18,820	20,043
Tervita Corp.:
8% 11/15/18 (f)	39,080	37,517
9.75% 11/1/19 (f)	13,885	11,941
10.875% 2/15/18 (f)	11,485	10,107
		113,101
Food & Drug Retail - 2.0%
JBS Investments GmbH:
7.25% 4/3/24 (f)	15,125	16,146
7.75% 10/28/20 (f)	24,505	26,848
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Food & Drug Retail - continued
Minerva Luxmbourg SA 7.75% 1/31/23 (f)	$ 18,105	$ 18,920
Rite Aid Corp.:
6.75% 6/15/21	43,080	45,988
7.7% 2/15/27	3,030	3,363
Tops Markets LLC 8.875% 12/15/17	5,220	5,364
		116,629
Food/Beverage/Tobacco - 3.2%
Bumble Bee Acquisition Corp. 9% 12/15/17 (f)	17,953	18,806
C&S Group Enterprises LLC 5.375% 7/15/22 (f)	13,930	13,930
DS Waters of America, Inc. 10% 9/1/21	4,660	5,149
ESAL GmbH 6.25% 2/5/23 (f)	18,010	18,370
FAGE Dairy Industry SA/FAGE U.S.A. Dairy Industry, Inc. 9.875% 2/1/20 (f)	12,790	13,541
H.J. Heinz Co.:
4.25% 10/15/20	7,335	7,407
6.375% 7/15/28	1,205	1,304
H.J. Heinz Finance Co. 7.125% 8/1/39 (f)	6,895	7,636
JBS Finance II Ltd. 8.25% 1/29/18 (f)	5,275	5,552
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.875% 7/15/24 (f)	7,465	7,502
7.25% 6/1/21 (f)	14,720	15,677
7.25% 6/1/21 (f)	5,070	5,400
8.25% 2/1/20 (f)	17,045	18,238
Post Holdings, Inc.:
6% 12/15/22 (f)	9,040	8,724
6.75% 12/1/21 (f)	15,690	15,670
7.375% 2/15/22	25,175	25,804
		188,710
Gaming - 2.0%
Ameristar Casinos, Inc. 7.5% 4/15/21	8,915	9,517
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.375% 5/1/22 (f)	13,365	12,429
Caesars Operating Escrow LLC/Caesars Escrow Corp. 9% 2/15/20	3,870	2,922
Golden Nugget Escrow, Inc. 8.5% 12/1/21 (f)	11,070	11,015
Graton Economic Development Authority 9.625% 9/1/19 (f)	3,705	4,150
MCE Finance Ltd. 5% 2/15/21 (f)	3,630	3,576
MGM Mirage, Inc.:
7.75% 3/15/22	2,230	2,570
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Gaming - continued
MGM Mirage, Inc.: - continued
8.625% 2/1/19	$ 11,145	$ 12,900
Pinnacle Entertainment, Inc. 6.375% 8/1/21	10,420	11,149
Scientific Games Corp. 6.625% 5/15/21 (f)	17,550	13,952
Seminole Hard Rock Entertainment, Inc. 5.875% 5/15/21 (f)	3,705	3,649
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.375% 3/15/22	17,920	18,861
Wynn Macau Ltd. 5.25% 10/15/21 (f)	8,760	8,760
		115,450
Healthcare - 8.8%
Alere, Inc.:
6.5% 6/15/20	14,820	15,265
7.25% 7/1/18	6,835	7,279
AmSurg Corp. 5.625% 7/15/22 (f)	7,725	8,004
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. 6% 10/15/21	2,170	2,235
Community Health Systems, Inc.:
5.125% 8/1/21	29,510	30,838
6.875% 2/1/22	55,430	59,726
7.125% 7/15/20	8,705	9,423
8% 11/15/19	18,645	20,137
CTR Partnership LP/CareTrust Capital Corp. 5.875% 6/1/21	2,160	2,203
DaVita HealthCare Partners, Inc. 5.125% 7/15/24	11,815	12,051
Endo Finance Co.:
5.375% 1/15/23 (f)	10,525	10,288
7% 12/15/20 (f)	2,727	2,877
HCA Holdings, Inc.:
3.75% 3/15/19	4,910	4,922
5% 3/15/24	10,065	10,380
5.875% 3/15/22	9,465	10,388
5.875% 5/1/23	14,595	15,690
6.25% 2/15/21	7,735	8,325
6.5% 2/15/20	16,520	18,440
7.5% 11/6/33	2,576	2,731
7.75% 5/15/21	8,000	8,620
IMS Health, Inc. 6% 11/1/20 (f)	2,790	2,895
Jaguar Holding Co. II/Jaguar Merger Sub, Inc. 9.5% 12/1/19 (f)	1,660	1,780
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Healthcare - continued
LifePoint Hospitals, Inc. 5.5% 12/1/21	$ 3,460	$ 3,624
Mallinckrodt International Finance SA/Mallinckrodt CB LLC 5.75% 8/1/22 (f)	5,305	5,557
MPT Operating Partnership LP/MPT Finance Corp. 5.5% 5/1/24	5,235	5,418
Omega Healthcare Investors, Inc.:
5.875% 3/15/24	12,670	13,620
6.75% 10/15/22	4,188	4,471
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23	10,645	10,805
5.5% 2/1/21	16,370	16,984
Service Corp. International 4.5% 11/15/20	3,835	3,758
Tenet Healthcare Corp.:
4.375% 10/1/21	23,865	23,716
4.5% 4/1/21	780	782
4.75% 6/1/20	5,245	5,363
5% 3/1/19 (f)	9,110	9,121
6% 10/1/20	7,130	7,665
6.25% 11/1/18	1,255	1,363
6.75% 2/1/20	7,320	7,741
8.125% 4/1/22	52,115	59,737
Valeant Pharmaceuticals International:
5.625% 12/1/21 (f)	3,595	3,568
6.75% 8/15/21 (f)	16,343	16,874
6.875% 12/1/18 (f)	11,844	12,259
7.25% 7/15/22 (f)	6,655	7,021
VPI Escrow Corp. 6.375% 10/15/20 (f)	25,390	26,056
		510,000
Homebuilders/Real Estate - 1.5%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (f)	5,955	6,327
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (f)	13,555	14,436
iStar Financial, Inc. 4.875% 7/1/18	3,705	3,696
KB Home:
7.25% 6/15/18	1,690	1,829
8% 3/15/20	4,030	4,493
Lennar Corp. 4.5% 6/15/19	1,122	1,142
Standard Pacific Corp.:
8.375% 5/15/18	7,053	8,164
8.375% 1/15/21	6,321	7,380
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Homebuilders/Real Estate - continued
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.625% 3/1/24 (f)	$ 16,607	$ 16,441
Toll Brothers Finance Corp. 5.625% 1/15/24	2,390	2,533
WCI Communities, Inc. 6.875% 8/15/21 (f)	2,860	2,889
Weyerhaeuser Real Estate Co.:
4.375% 6/15/19 (f)	4,055	4,035
5.875% 6/15/24 (f)	2,965	3,024
William Lyon Homes, Inc.:
5.75% 4/15/19	2,530	2,517
8.5% 11/15/20	7,090	7,746
		86,652
Hotels - 0.5%
FelCor Lodging LP:
5.625% 3/1/23	3,380	3,372
6.75% 6/1/19	13,585	14,128
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 5.625% 10/15/21 (f)	13,135	13,841
		31,341
Insurance - 0.9%
Hockey Merger Sub 2, Inc. 7.875% 10/1/21 (f)	36,995	38,567
Hub Holdings LLC / Hub Holdings Finance, Inc. 8.125% 7/15/19 pay-in-kind (f)(h)	15,735	15,617
		54,184
Leisure - 0.5%
24 Hour Holdings III LLC 8% 6/1/22 (f)	10,990	10,386
Cedar Fair LP/Magnum Management Corp.:
5.25% 3/15/21	11,047	11,102
5.375% 6/1/24 (f)	5,135	5,135
		26,623
Metals/Mining - 1.4%
Alpha Natural Resources, Inc.:
6% 6/1/19	2,330	1,165
6.25% 6/1/21	3,775	1,793
Bluescope Steel Ltd./Bluescope Steel Finance 7.125% 5/1/18 (f)	3,945	4,103
CONSOL Energy, Inc. 5.875% 4/15/22 (f)	17,575	17,839
Eldorado Gold Corp. 6.125% 12/15/20 (f)	3,800	3,762
FMG Resources (August 2006) Pty Ltd.:
6% 4/1/17 (f)	4,005	4,085
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Metals/Mining - continued
FMG Resources (August 2006) Pty Ltd.: - continued
8.25% 11/1/19 (f)	$ 7,600	$ 7,885
Imperial Metals Corp. 7% 3/15/19 (f)	1,275	1,208
Murray Energy Corp. 9.5% 12/5/20 (f)	4,060	4,344
Peabody Energy Corp.:
6% 11/15/18	8,990	8,698
7.875% 11/1/26	5,270	4,954
Rain CII Carbon LLC/CII Carbon Corp.:
8% 12/1/18 (f)	3,375	3,476
8.25% 1/15/21 (f)	7,505	7,655
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.375% 2/1/20 (f)	1,330	1,390
Walter Energy, Inc.:
8.5% 4/15/21	2,445	636
9.5% 10/15/19 (f)	8,100	7,027
12% 4/1/20 pay-in-kind (f)(h)	9,815	4,319
		84,339
Paper - 0.4%
NewPage Corp. 11.375% 12/31/14 (c)	30,721	0
P.H. Glatfelter Co. 5.375% 10/15/20	1,340	1,374
Xerium Technologies, Inc. 8.875% 6/15/18	19,280	20,340
		21,714
Publishing/Printing - 0.2%
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75% 4/1/21	1,445	1,633
MHGE Parent LLC / MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (f)(h)	5,380	5,313
R.R. Donnelley & Sons Co. 6% 4/1/24	2,940	2,940
		9,886
Railroad - 0.2%
Ultrapetrol (Bahamas) Ltd. 8.875% 6/15/21	9,100	9,555
Restaurants - 0.2%
Landry's Acquisition Co. 9.375% 5/1/20 (f)	5,785	6,183
Landry's Holdings II, Inc. 10.25% 1/1/18 (f)	5,630	5,855
		12,038
Services - 3.3%
Anna Merger Sub, Inc. 7.75% 10/1/22 (f)	11,125	11,334
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Services - continued
APX Group, Inc.:
6.375% 12/1/19	$ 34,935	$ 34,324
8.75% 12/1/20	16,940	14,653
ARAMARK Corp. 5.75% 3/15/20	4,440	4,640
Audatex North America, Inc.:
6% 6/15/21 (f)	4,455	4,711
6.125% 11/1/23 (f)	1,850	1,961
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.125% 6/1/22 (f)	3,515	3,473
Brand Energy & Infrastructure Services, Inc. 8.5% 12/1/21 (f)	13,530	13,479
CBRE Group, Inc. 5.25% 3/15/25	6,110	6,255
Corrections Corp. of America 4.125% 4/1/20	8,240	8,116
Hertz Corp.:
5.875% 10/15/20	5,815	5,859
6.25% 10/15/22	6,065	6,186
IHS, Inc. 5% 11/1/22 (f)	4,120	4,182
Laureate Education, Inc. 9.75% 9/1/19 (f)(h)	61,229	63,057
Seventy Seven Energy, Inc. 6.5% 7/15/22 (f)	3,510	3,299
The GEO Group, Inc.:
5.125% 4/1/23	2,450	2,426
6.625% 2/15/21	1,988	2,102
TMS International Corp. 7.625% 10/15/21 (f)	1,340	1,400
		191,457
Shipping - 1.1%
Aguila 3 SA 7.875% 1/31/18 (f)	3,435	3,444
Kenan Advantage Group, Inc. 8.375% 12/15/18 (f)	13,700	14,317
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (f)	7,645	7,779
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (f)	15,585	15,663
8.125% 2/15/19	14,571	14,097
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (f)	4,890	4,927
Teekay Corp. 8.5% 1/15/20	5,438	6,036
		66,263
Steel - 1.6%
Commercial Metals Co. 4.875% 5/15/23	10,100	9,848
Evraz, Inc. NA Canada 7.5% 11/15/19 (f)	4,005	4,005
JMC Steel Group, Inc. 8.25% 3/15/18 (f)	34,740	35,261
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Steel - continued
Ryerson, Inc./Joseph T Ryerson & Son, Inc. 11.25% 10/15/18	$ 2,418	$ 2,636
Steel Dynamics, Inc.:
5.125% 10/1/21 (f)	15,335	15,872
5.5% 10/1/24 (f)	21,365	22,593
		90,215
Super Retail - 1.9%
Chinos Intermediate Holdings A, Inc. 7.75% 5/1/19 pay-in-kind (f)(h)	14,450	13,872
Claire's Stores, Inc.:
6.125% 3/15/20 (f)	6,325	5,851
7.75% 6/1/20 (f)	10,068	7,048
8.875% 3/15/19	1,119	954
9% 3/15/19 (f)	28,810	29,386
JC Penney Corp., Inc.:
5.65% 6/1/20	1,235	1,016
6.375% 10/15/36	3,180	2,290
7.4% 4/1/37	4,643	3,575
Serta Simmons Holdings, LLC 8.125% 10/1/20 (f)	38,553	41,348
The Bon-Ton Department Stores, Inc. 8% 6/15/21	3,055	2,658
		107,998
Technology - 2.3%
ADT Corp. 6.25% 10/15/21	6,025	6,326
Avaya, Inc. 10.5% 3/1/21 (f)	19,608	17,182
BMC Software Finance, Inc. 8.125% 7/15/21 (f)	4,725	4,524
BMC Software, Inc. 7.25% 6/1/18	4,655	4,608
Boxer Parent Co., Inc. 9% 10/15/19 pay-in-kind (f)(h)	4,060	3,641
Compiler Finance Sub, Inc. 7% 5/1/21 (f)	5,745	5,257
Entegris, Inc. 6% 4/1/22 (f)	1,965	1,999
First Data Corp.:
6.75% 11/1/20 (f)	5,266	5,635
8.75% 1/15/22 pay-in-kind (f)(h)	4,127	4,509
10.625% 6/15/21	2,401	2,767
11.75% 8/15/21	2,256	2,645
12.625% 1/15/21	5,112	6,173
Lucent Technologies, Inc. 6.45% 3/15/29	11,825	11,382
NXP BV/NXP Funding LLC:
3.75% 6/1/18 (f)	5,435	5,476
5.75% 3/15/23 (f)	1,460	1,544
Sanmina Corp. 4.375% 6/1/19 (f)	7,080	7,089
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Technology - continued
SunGard Data Systems, Inc. 6.625% 11/1/19	$ 2,225	$ 2,303
VeriSign, Inc. 4.625% 5/1/23	5,710	5,689
WideOpenWest Finance LLC/WideOpenWest Capital Corp. 10.25% 7/15/19	32,065	35,191
		133,940
Telecommunications - 8.6%
Alcatel-Lucent U.S.A., Inc.:
4.625% 7/1/17 (f)	2,645	2,688
6.75% 11/15/20 (f)	10,890	11,217
Altice Financing SA:
6.5% 1/15/22 (f)	23,800	24,455
7.875% 12/15/19 (f)	4,180	4,457
Altice Finco SA:
8.125% 1/15/24 (f)	17,545	18,466
9.875% 12/15/20 (f)	11,745	13,096
Broadview Networks Holdings, Inc. 10.5% 11/15/17	9,374	9,140
Columbus International, Inc. 7.375% 3/30/21 (f)	32,145	34,074
Crown Castle International Corp. 5.25% 1/15/23	5,580	5,713
Digicel Group Ltd. 6% 4/15/21 (f)	26,645	26,911
Frontier Communications Corp. 8.5% 4/15/20	5,962	6,871
Inmarsat Finance PLC 4.875% 5/15/22 (f)	9,590	9,590
Intelsat Jackson Holdings SA:
5.5% 8/1/23	22,460	22,516
6.625% 12/15/22 (Reg. S)	17,005	17,898
7.5% 4/1/21	15,625	16,914
Intelsat Luxembourg SA 7.75% 6/1/21	21,940	22,927
Level 3 Financing, Inc.:
6.125% 1/15/21 (f)	7,470	7,834
7% 6/1/20	2,515	2,685
MetroPCS Wireless, Inc. 6.625% 11/15/20	8,330	8,778
Millicom International Cellular SA 4.75% 5/22/20 (f)	4,010	3,960
SBA Communications Corp. 5.625% 10/1/19	3,740	3,894
Sprint Capital Corp.:
6.875% 11/15/28	15,280	14,860
6.9% 5/1/19	36,939	39,155
Sprint Communications, Inc. 6% 11/15/22	28,940	28,868
Sprint Corp.:
7.125% 6/15/24 (f)	8,515	8,749
7.25% 9/15/21 (f)	20,830	22,028
7.875% 9/15/23 (f)	19,185	20,768
Corporate Bonds - continued
	Principal Amount (000s)	Value (000s)
Nonconvertible Bonds - continued
Telecommunications - continued
T-Mobile U.S.A., Inc.:
6% 3/1/23	$ 2,000	$ 2,060
6.125% 1/15/22	4,775	4,948
6.25% 4/1/21	10,715	11,184
6.464% 4/28/19	12,810	13,354
6.542% 4/28/20	8,405	8,867
6.625% 4/1/23	11,345	11,969
6.633% 4/28/21	7,075	7,455
ViaSat, Inc. 6.875% 6/15/20	5,360	5,668
Wind Acquisition Finance SA:
4.75% 7/15/20 (f)	17,020	16,637
7.375% 4/23/21 (f)	10,430	10,195
		500,849
Textiles & Apparel - 0.3%
DPL, Inc. 7.75% 10/15/20 (f)	9,150	8,121
Hanesbrands, Inc. 6.375% 12/15/20	9,543	10,128
		18,249
TOTAL NONCONVERTIBLE BONDS		4,607,066
TOTAL CORPORATE BONDS (Cost $4,543,299)		4,624,871
Common Stocks - 0.3%
	Shares
Banks & Thrifts - 0.1%
CIT Group, Inc.	58,981	2,886
Building Materials - 0.2%
Nortek, Inc. (a)	121,225	10,096
Chemicals - 0.0%
LyondellBasell Industries NV Class A	306	28
Services - 0.0%
Penhall Acquisition Co.:
Class A (a)	17,563	1,476
Class B (a)	5,854	492
		1,968
Common Stocks - continued
	Shares	Value (000s)
Telecommunications - 0.0%
Broadview Networks Holdings, Inc. (a)(e)	609,310	$ 1,158
TOTAL COMMON STOCKS (Cost $16,158)		16,136
Preferred Stocks - 1.5%

Convertible Preferred Stocks - 1.0%
Banks & Thrifts - 0.8%
Bank of America Corp. Series L, 7.25%	17,158	19,615
Huntington Bancshares, Inc. 8.50%	17,162	22,482
Wells Fargo & Co. 7.50%	1,813	2,183
		44,280
Energy - 0.2%
Chesapeake Energy Corp. Series A, 5.75% (f)	10,600	11,521
TOTAL CONVERTIBLE PREFERRED STOCKS		55,801
Nonconvertible Preferred Stocks - 0.5%
Banks & Thrifts - 0.5%
Ally Financial, Inc. 7.00% (f)	32,172	32,220
TOTAL PREFERRED STOCKS (Cost $71,224)		88,021
Bank Loan Obligations - 11.8%
	Principal Amount (000s)
Aerospace - 0.2%
TransDigm, Inc.:
Tranche C, term loan 3.75% 2/28/20 (h)	$ 5,037	4,949
Tranche D, term loan 3.75% 6/4/21 (h)	7,202	7,076
		12,025
Automotive - 0.2%
Allison Transmission, Inc. Tranche B 3LN, term loan 3.75% 8/23/19 (h)	3,762	3,733
Chrysler Group LLC term loan 3.25% 12/31/18 (h)	11,268	11,156
		14,889
Broadcasting - 0.1%
Univision Communications, Inc. Tranche C 4LN, term loan 4% 3/1/20 (h)	3,876	3,834
Bank Loan Obligations - continued
	Principal Amount (000s)	Value (000s)
Building Materials - 0.1%
HD Supply, Inc. Tranche B 1LN, term loan 4% 6/28/18 (h)	$ 4,569	$ 4,529
Nortek, Inc. Tranche B, term loan 3.75% 10/30/20 (h)	3,282	3,216
		7,745
Cable TV - 0.4%
Cequel Communications LLC Tranche B, term loan 3.5% 2/14/19 (h)	16,748	16,497
Charter Communications Operating LLC Tranche F, term loan 3% 1/3/21 (h)	6,155	5,978
		22,475
Capital Goods - 0.7%
Gardner Denver, Inc. Tranche B, term loan 4.25% 7/30/20 (h)	25,560	25,176
Rexnord LLC Tranche B, term loan 4% 8/21/20 (h)	12,109	11,761
SRAM LLC. Tranche B, term loan 4.0182% 4/10/20 (h)	4,604	4,512
		41,449
Chemicals - 0.1%
Tronox Pigments (Netherlands) B.V. Tranche B, term loan 4% 3/19/20 (h)	6,900	6,814
Consumer Products - 0.2%
Spectrum Brands Holdings, Inc. Tranche C, term loan 3.5% 9/4/19 (h)	1,247	1,230
Tempur Sealy International, Inc. Tranche B, term loan 3.5% 3/18/20 (h)	9,484	9,366
		10,596
Containers - 0.2%
Berry Plastics Corp. Tranche E, term loan 3.75% 1/6/21 (h)	6,209	6,054
Signode Packaging Systems, Inc. Tranche B, term loan 4% 5/1/21 (h)	4,296	4,210
		10,264
Diversified Financial Services - 0.2%
Blackstone 9.98% 10/1/17	9,774	9,774
Diversified Media - 0.1%
WMG Acquisition Corp. term loan 3.75% 7/1/20 (h)	4,272	4,101
Electric Utilities - 0.4%
Calpine Construction Finance Co. LP:
Tranche B 1LN, term loan 3% 5/3/20 (h)	16,067	15,565
Bank Loan Obligations - continued
	Principal Amount (000s)	Value (000s)
Electric Utilities - continued
Calpine Construction Finance Co. LP: - continued
Tranche B 2LN, term loan 3.25% 1/31/22 (h)	$ 2,168	$ 2,105
Southwire LLC, Tranche B, term loan 3.25% 2/10/21 (h)	5,194	5,038
		22,708
Energy - 0.8%
Energy Transfer Equity LP Tranche B, term loan 3.25% 12/2/19 (h)	13,570	13,284
Fieldwood Energy, LLC:
Tranche 2LN, term loan 8.375% 9/30/20 (h)	15,840	15,246
Tranche B 1LN, term loan 3.875% 9/30/18 (h)	8,582	8,367
Samson Investment Co. Tranche B 2LN, term loan 5% 9/25/18 (h)	8,015	7,374
		44,271
Entertainment/Film - 0.2%
AMC Entertainment, Inc. Tranche B, term loan 3.5% 4/30/20 (h)	4,767	4,696
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. Tranche B, term loan 3% 1/31/21 (h)	4,515	4,419
		9,115
Environmental - 0.6%
ADS Waste Holdings, Inc. Tranche B 2LN, term loan 3.75% 10/9/19 (h)	20,307	19,855
Darling International, Inc. Tranche B, term loan 3.25% 1/6/21 (h)	5,403	5,376
Tervita Corp. Tranche B 1LN, term loan 6.25% 5/15/18 (h)	7,401	7,161
		32,392
Gaming - 0.6%
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (h)	22,973	21,652
Las Vegas Sands LLC Tranche B, term loan 3.25% 12/19/20 (h)	8,461	8,429
MGM Mirage, Inc. Tranche B, term loan 3.5% 12/20/19 (h)	3,453	3,415
Tropicana Entertainment, Inc. Tranche B, term loan 4% 11/27/20 (h)	1,807	1,780
		35,276
Healthcare - 0.7%
Dialysis Newco, Inc.:
Tranche 2LN, term loan 7.75% 10/22/21 (h)	3,605	3,587
Bank Loan Obligations - continued
	Principal Amount (000s)	Value (000s)
Healthcare - continued
Dialysis Newco, Inc.: - continued
Tranche B 1LN, term loan 4.5% 4/23/21 (h)	$ 2,868	$ 2,836
Genesis HealthCare Corp. Tranche B, term loan 10% 12/4/17 (h)	3,553	3,678
HCA Holdings, Inc.:
Tranche B 4LN, term loan 2.9831% 5/1/18 (h)	8,024	7,994
Tranche B 5LN, term loan 2.904% 3/31/17 (h)	3,063	3,052
MPH Acquisition Holdings LLC Tranche B, term loan 4% 3/31/21 (h)	14,705	14,429
Polymer Group, Inc. Tranche B, term loan 5.25% 12/19/19 (h)	4,142	4,121
		39,697
Homebuilders/Real Estate - 0.2%
Realogy Corp. Credit-Linked Deposit 4.4463% 10/10/16 (h)	586	573
Realogy Group LLC Tranche B, term loan 3.75% 3/5/20 (h)	13,275	13,209
		13,782
Hotels - 0.5%
BRE Select Hotels Corp. 7.094% 5/9/18 (h)	8,560	8,560
Hilton Worldwide Finance, LLC Tranche B, term loan 3.5% 10/25/20 (h)	22,165	21,932
		30,492
Insurance - 0.3%
HUB International Ltd. Tranche B 1LN, term loan 4.25% 10/2/20 (h)	18,061	17,835
Leisure - 0.0%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 4.75% 5/30/21 (h)	1,332	1,328
Metals/Mining - 0.2%
Alpha Natural Resources, Inc. Tranche B, term loan 3.5% 5/22/20 (h)	3,868	3,288
Fortescue Metals Group Ltd. Tranche B, term loan 3.75% 6/30/19 (h)	11,296	11,014
		14,302
Restaurants - 0.6%
Dunkin Brands, Inc. Tranche B 4LN, term loan 3.25% 2/7/21 (h)	34,668	33,801
Services - 1.3%
ARAMARK Corp. Tranche F, term loan 3.25% 2/24/21 (h)	10,398	10,294
Bank Loan Obligations - continued
	Principal Amount (000s)	Value (000s)
Services - continued
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 4.75% 11/26/20 (h)	$ 5,046	$ 5,002
Garda World Security Corp.:
term loan 4% 11/8/20 (h)	8,441	8,251
Tranche DD, term loan 4% 11/8/20 (h)	2,159	2,111
Laureate Education, Inc. Tranche B, term loan 5% 6/16/18 (h)	50,938	49,156
		74,814
Steel - 0.2%
Atkore International, Inc.:
Tranche 2LN, term loan 7.75% 10/9/21 (h)	4,045	3,974
Tranche B 1LN, term loan 4.5% 4/9/21 (h)	7,262	7,207
		11,181
Super Retail - 0.9%
Davids Bridal, Inc. Tranche B, term loan 5% 10/11/19 (h)	6,258	6,086
J. Crew Group, Inc. Tranche B LN, term loan 4% 3/5/21 (h)	12,414	11,934
JC Penney Corp., Inc. Tranche B, term loan 6% 5/22/18 (h)	12,015	11,880
Neiman Marcus Group Ltd., Inc. Tranche B, term loan 4.25% 10/25/20 (h)	25,145	24,800
		54,700
Technology - 1.7%
Activision Blizzard, Inc. Tranche B, term loan 3.25% 10/11/20 (h)	1,770	1,770
Avago Technologies, Inc. Tranche B, term loan 3.75% 5/6/21 (h)	8,808	8,776
Avaya, Inc. Tranche B 3LN, term loan 4.652% 10/26/17 (h)	6,646	6,413
Computer Discount Warehouse (CDW) LLC, Tranche B, term loan 3.25% 4/29/20 (h)	30,304	29,546
Entegris, Inc. Tranche B, term loan 3.5% 4/30/21 (h)	3,287	3,275
Freescale Semiconductor, Inc. Tranche B 4LN, term loan 4.25% 3/1/20 (h)	2,584	2,548
Generac Power Systems, Inc. Tranche B, term loan 3.25% 5/31/20 (h)	28,158	27,524
Infor U.S., Inc. Tranche B 5LN, term loan 3.75% 6/3/20 (h)	6,793	6,691
NXP BV Tranche D, term loan 3.25% 1/11/20 (h)	3,366	3,328
Renaissance Learning, Inc.:
Tranche 1LN, term loan 4.5% 4/9/21 (h)	3,129	3,075
Bank Loan Obligations - continued
	Principal Amount (000s)	Value (000s)
Technology - continued
Renaissance Learning, Inc.: - continued
Tranche 2LN, term loan 8% 4/9/22 (h)	$ 2,680	$ 2,613
SunGard Data Systems, Inc.:
Tranche C, term loan 3.9061% 2/28/17 (h)	2,955	2,940
Tranche E, term loan 4% 3/8/20 (h)	1,990	1,982
		100,481
Telecommunications - 0.1%
Crown Castle Operating Co. Tranche B 2LN, term loan 3% 1/31/21 (h)	3,990	3,955
Intelsat Jackson Holdings SA Tranche B 2LN, term loan 3.75% 6/30/19 (h)	1,650	1,636
		5,591
TOTAL BANK LOAN OBLIGATIONS (Cost $696,406)		685,732
Preferred Securities - 2.4%

Banks & Thrifts - 2.2%
Bank of America Corp. 6.25% (g)(h)	9,240	9,319
Barclays Bank PLC 7.625% 11/21/22	19,275	21,653
Barclays PLC:
6.625% (g)(h)	18,010	17,390
8.25% (g)(h)	12,685	13,232
Credit Agricole SA:
6.625% (f)(g)(h)	8,540	8,400
7.875% (f)(g)(h)	9,400	9,782
Credit Suisse Group 7.5% (f)(g)(h)	8,415	9,190
Credit Suisse Group AG 6.25% (f)(g)(h)	8,990	8,952
JPMorgan Chase & Co.:
6.125% (g)(h)	3,445	3,463
6.75% (g)(h)	8,255	8,837
Lloyds Banking Group PLC 7.5% (g)	12,470	13,059
Societe Generale 6% (f)(g)(h)	4,180	4,006
		127,283
Diversified Financial Services - 0.2%
Citigroup, Inc. 6.3% (g)(h)	10,510	10,778

TOTAL PREFERRED SECURITIES (Cost $135,703)		138,061
Money Market Funds - 3.6%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.11% (b) (Cost $207,874)	207,874,216	$ 207,874
TOTAL INVESTMENT PORTFOLIO - 99.0% (Cost $5,670,664)		5,760,695
NET OTHER ASSETS (LIABILITIES) - 1.0%		60,784
NET ASSETS - 100%		$ 5,821,479
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,209,850,000 or 38.0% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 160
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Broadview Networks Holdings, Inc.	$ 1,523	$ -	$ -	$ -	$ 1,158
Other Information

The following is a summary of the inputs used, as of October 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Energy	$ 11,521	$ -	$ 11,521	$ -
Financials	79,386	47,166	32,220	-
Industrials	12,064	10,096	-	1,968
Materials	28	28	-	-
Telecommunication Services	1,158	1,158	-	-
Corporate Bonds	4,624,871	-	4,624,871	-
Bank Loan Obligations	685,732	-	673,585	12,147
Preferred Securities	138,061	-	138,061	-
Money Market Funds	207,874	207,874	-	-
Total Investments in Securities:	$ 5,760,695	$ 266,322	$ 5,480,258	$ 14,115
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	77.8%
Luxembourg	6.1%
Canada	2.7%
Ireland	2.1%
United Kingdom	1.7%
Netherlands	1.5%
France	1.1%
Bermuda	1.1%
Austria	1.1%
Cayman Islands	1.1%
Others (Individually Less Than 1%)	3.7%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	October 31, 2014

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $5,451,444)	$ 5,551,663
Fidelity Central Funds (cost $207,874)	207,874
Other affiliated issuers (cost $11,346)	1,158
Total Investments (cost $5,670,664)		$ 5,760,695
Cash		6,463
Receivable for investments sold		29,280
Receivable for fund shares sold		6,580
Dividends receivable		728
Interest receivable		83,105
Distributions receivable from Fidelity Central Funds		17
Prepaid expenses		16
Total assets		5,886,884

Liabilities
Payable for investments purchased	$ 52,213
Payable for fund shares redeemed	5,025
Distributions payable	4,622
Accrued management fee	2,709
Other affiliated payables	732
Other payables and accrued expenses	104
Total liabilities		65,405

Net Assets		$ 5,821,479
Net Assets consist of:
Paid in capital		$ 5,656,212
Undistributed net investment income		22,064
Accumulated undistributed net realized gain (loss) on investments		53,172
Net unrealized appreciation (depreciation) on investments		90,031
Net Assets, for 627,039 shares outstanding		$ 5,821,479
Net Asset Value, offering price and redemption price per share ($5,821,479 ÷ 627,039 shares)		$ 9.28

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended October 31, 2014

Investment Income
Dividends		$ 5,592
Interest		178,971
Income from Fidelity Central Funds		160
Total income		184,723

Expenses
Management fee	$ 17,333
Transfer agent fees	3,920
Accounting fees and expenses	610
Custodian fees and expenses	45
Independent trustees' compensation	14
Registration fees	59
Audit	80
Legal	16
Miscellaneous	28
Total expenses before reductions	22,105
Expense reductions	(4)	22,101
Net investment income (loss)		162,622
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		55,371
Change in net unrealized appreciation (depreciation) on investment securities		(157,812)
Net gain (loss)		(102,441)
Net increase (decrease) in net assets resulting from operations		$ 60,181

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended October 31, 2014	Year ended April 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 162,622	$ 340,679
Net realized gain (loss)	55,371	109,816
Change in net unrealized appreciation (depreciation)	(157,812)	(183,513)
Net increase (decrease) in net assets resulting from operations	60,181	266,982
Distributions to shareholders from net investment income	(161,036)	(331,613)
Distributions to shareholders from net realized gain	(12,897)	(40,986)
Total distributions	(173,933)	(372,599)
Share transactions Proceeds from sales of shares	501,559	1,643,529
Reinvestment of distributions	143,869	307,734
Cost of shares redeemed	(1,082,165)	(2,153,223)
Net increase (decrease) in net assets resulting from share transactions	(436,737)	(201,960)
Redemption fees	232	818
Total increase (decrease) in net assets	(550,257)	(306,759)

Net Assets
Beginning of period	6,371,736	6,678,495
End of period (including undistributed net investment income of $22,064 and undistributed net investment income of $20,478, respectively)	$ 5,821,479	$ 6,371,736
Other Information Shares
Sold	53,350	175,089
Issued in reinvestment of distributions	15,343	32,873
Redeemed	(115,584)	(230,352)
Net increase (decrease)	(46,891)	(22,390)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended October 31,	Years ended April 30,
	2014	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 9.45	$ 9.59	$ 9.05	$ 9.23	$ 8.82	$ 6.83
Income from Investment Operations
Net investment income (loss) D	.247	.523	.551	.600	.661	.651
Net realized and unrealized gain (loss)	(.153)	(.091)	.538	(.185)	.381	1.934
Total from investment operations	.094	.432	1.089	.415	1.042	2.585
Distributions from net investment income	(.245)	(.509)	(.504)	(.597)	(.633)	(.586)
Distributions from net realized gain	(.019)	(.064)	(.046)	-	-	(.010)
Total distributions	(.264)	(.573)	(.550)	(.597)	(.633)	(.596)
Redemption fees added to paid in capital D	-H	.001	.001	.002	.001	.001
Net asset value, end of period	$ 9.28	$ 9.45	$ 9.59	$ 9.05	$ 9.23	$ 8.82
Total ReturnB, C	1.00%	4.74%	12.44%	4.90%	12.36%	38.94%
Ratios to Average Net AssetsE, G
Expenses before reductions	.71%A	.72%	.72%	.76%	.75%	.75%
Expenses net of fee waivers, if any	.71%A	.72%	.72%	.76%	.75%	.75%
Expenses net of all reductions	.71%A	.72%	.72%	.76%	.75%	.75%
Net investment income (loss)	5.22%A	5.58%	5.96%	6.79%	7.44%	8.09%
Supplemental Data
Net assets, end of period (in millions)	$ 5,821	$ 6,372	$ 6,678	$ 5,717	$ 4,785	$ 7,158
Portfolio turnover rateF	42%A	56%	44%	35%	55%	65%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

H Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2014

(Amounts in thousands except percentages)

1. Organization.

Fidelity® High Income Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of October 31, 2014, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to defaulted bonds, market discount, contingent interest, equity-debt classifications, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 209,362
Gross unrealized depreciation	(112,409)
Net unrealized appreciation (depreciation) on securities	$ 96,953

Tax cost	$ 5,663,742

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

3. Significant Accounting Policies - continued

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,245,012 and $1,454,043, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase

Semiannual Report

Notes to Financial Statements - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .56% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .13% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were fourteen dollars for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $3.

In addition, the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $1.

Semiannual Report

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Summer Street Trust and the Shareholders of Fidelity High Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity High Income Fund (a fund of Fidelity Summer Street Trust) at October 31, 2014, the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity High Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2014 by correspondence with the custodian, agent banks and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

December 22, 2014

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity High Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2014 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. In connection with separate internal corporate reorganizations involving Fidelity Management & Research (U.K.) Inc. (FMR U.K.) and Fidelity Management & Research (Japan) Inc. (FMR Japan), the Board approved certain non-material amendments to the fund's sub-advisory agreements with FMR U.K. and FMR Japan to reflect that, after these reorganizations, FMR Investment Management (UK) Limited and Fidelity Management & Research (Japan) Limited will carry on the business of FMR U.K. and FMR Japan, respectively. The Board noted that no changes to the portfolio managers or to the foreign research or investment advisory services provided to the fund were expected in connection with either reorganization and that the same personnel and resources would continue to be available to the fund at the new entities.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of FMR and the sub-advisers (together, the Investment Advisers), and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading and risk management capabilities and resources and global compliance infrastructure, which are an integral part of the investment management process.

Semiannual Report

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for income-oriented solutions; (iv) reducing fund expenses for certain index funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching sector-based exchange-traded funds and establishing a new Fidelity adviser to manage sector-based funds and products; (viii) continuing to develop and implement technology to improve security and increase efficiency; (ix) modifying the eligibility criteria for certain share classes to increase their marketability to a portion of the defined contribution plan market; (x) waiving redemption fees for certain qualified fund-of-fund and wrap programs and certain retirement plan transactions; and (xi) launching new Institutional Class shares of certain money market funds to attract and retain assets and to fill a gap in the money market fund lineup.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"). In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods which may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; tactical opportunities for investment; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Semiannual Report

Fidelity High Income Fund

The Board has discussed the fund's performance with FMR, including the fund's underperformance based on more recent periods ended after 2013 (which periods are not shown in the chart above) but prior to the date of the Board's approval of the renewal of the Advisory Contracts, and has engaged with FMR to consider what steps might be taken to remediate the fund's more recent underperformance.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity High Income Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2013.

The Board also noted that, in August 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Semiannual Report

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the fund's total expense ratio, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked below its competitive median for 2013.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Semiannual Report

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) Fidelity's strategic marketing and product lineup goals; (iii) the methodology with respect to competitive fund data and peer group classifications; (iv) the arrangements with, and performance of, certain sub-advisers on behalf of the Fidelity funds, as well as certain proposed participating affiliate arrangements; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, including the rationale for the individual fee rates of certain categories of funds and the definition of group assets; (vii) trends regarding industry use of performance fee structures and the performance adjustment methodologies applicable to the Fidelity funds; (viii) additional competitive analysis regarding the total expenses for certain classes; (ix) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results; and (x) the process by which Fidelity determines sub-advisory fees for funds it advises.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

SPH-USAN-1214
1.784853.111

Fidelity®

Series High Income

Fund

Fidelity Series High Income Fund

Class F

Semiannual Report

October 31, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 for Fidelity Series High Income Fund or 1-800-835-5092 for Class F to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2014 to October 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value May 1, 2014	Ending Account Value October 31, 2014	Expenses Paid During Period* May 1, 2014 to October 31, 2014
Series High Income	.68%
Actual		$ 1,000.00	$ 1,010.40	$ 3.45
HypotheticalA		$ 1,000.00	$ 1,021.78	$ 3.47
Class F	.57%
Actual		$ 1,000.00	$ 1,011.00	$ 2.89
HypotheticalA		$ 1,000.00	$ 1,022.33	$ 2.91

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Holdings as of October 31, 2014
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Laureate Education, Inc.	2.6	1.4
Tenet Healthcare Corp.	2.5	1.7
Community Health Systems, Inc.	2.3	2.2
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.	1.7	1.1
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	1.5	1.5
	10.6
Top Five Market Sectors as of October 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Healthcare	9.8	9.3
Telecommunications	8.7	7.9
Energy	8.3	8.7
Cable TV	5.2	4.7
Services	5.0	3.5
Quality Diversification (% of fund's net assets)
As of October 31, 2014	As of April 30, 2014
BBB 0.6%	BBB 1.2%
BB 26.0%	BB 25.9%
B 49.1%	B 45.6%
CCC,CC,C 18.4%	CCC,CC,C 16.8%
Not Rated 1.0%	Not Rated 1.7%
Equities 2.2%	Equities 2.3%
Short-Term Investments and Net Other Assets 2.7%	Short-Term Investments and Net Other Assets 6.5%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)
As of October 31, 2014*		As of April 30, 2014**
	Nonconvertible Bonds 80.6%		Nonconvertible Bonds 77.4%
	Convertible Bonds, Preferred Stocks 2.0%		Convertible Bonds, Preferred Stocks 1.8%
	Common Stocks 0.6%		Common Stocks 0.8%
	Bank Loan Obligations 11.9%		Bank Loan Obligations 12.2%
	Other Investments 2.2%		Other Investments 1.3%
	Short-Term Investments and Net Other Assets (Liabilities) 2.7%		Short-Term Investments and Net Other Assets (Liabilities) 6.5%
* Foreign investments	22.7%	** Foreign investments	19.0%

Semiannual Report

Investments October 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 81.0%
	Principal Amount	Value
Convertible Bonds - 0.4%
Capital Goods - 0.0%
General Cable Corp. 4.5% 11/15/29 (d)	$ 1,814,000	$ 1,198,374
Metals/Mining - 0.4%
Peabody Energy Corp. 4.75% 12/15/41	41,678,000	27,611,675
TOTAL CONVERTIBLE BONDS		28,810,049
Nonconvertible Bonds - 80.6%
Aerospace - 0.5%
Huntington Ingalls Industries, Inc. 7.125% 3/15/21	5,453,000	5,861,975
TransDigm, Inc.:
6% 7/15/22	8,635,000	8,732,144
6.5% 7/15/24	8,470,000	8,724,100
Triumph Group, Inc.:
4.875% 4/1/21	7,275,000	7,347,750
5.25% 6/1/22	4,520,000	4,576,500
		35,242,469
Air Transportation - 0.1%
Air Canada 7.75% 4/15/21 (f)	5,160,000	5,405,100
U.S. Airways pass-thru certificates Series 2013-1 Class B, 5.375% 5/15/23	4,710,000	4,792,425
		10,197,525
Automotive - 1.2%
American Axle & Manufacturing, Inc.:
5.125% 2/15/19	2,975,000	3,019,625
6.25% 3/15/21	5,625,000	5,906,250
Chassix Holdings, Inc. 10% 12/15/18 pay-in-kind (f)(h)	6,085,000	5,354,800
Chassix, Inc. 9.25% 8/1/18 (f)	4,235,000	4,107,950
Dana Holding Corp.:
6.5% 2/15/19	4,575,000	4,752,281
6.75% 2/15/21	4,885,000	5,190,313
Gates Global LLC / Gates Global Co. 6% 7/15/22 (f)	9,780,000	9,486,600
General Motors Acceptance Corp. 8% 11/1/31	10,776,000	13,725,930
Schaeffler Finance BV 4.75% 5/15/21 (f)	17,585,000	17,541,038
Schaeffler Holding Finance BV:
6.75% 11/15/22 pay-in-kind (f)(h)	6,730,000	7,116,975
6.875% 8/15/18 pay-in-kind (f)(h)	12,320,000	12,905,200
		89,106,962
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Banks & Thrifts - 0.9%
Ally Financial, Inc.:
7.5% 9/15/20	$ 19,817,000	$ 23,582,230
8% 3/15/20	7,693,000	9,250,833
Ocwen Financial Corp. 6.625% 5/15/19 (f)	10,057,000	9,453,580
Royal Bank of Scotland Group PLC 5.125% 5/28/24	24,435,000	24,746,986
		67,033,629
Broadcasting - 0.6%
Clear Channel Communications, Inc.:
5.5% 12/15/16	13,320,000	12,620,700
10% 1/15/18	28,420,000	23,748,463
11.25% 3/1/21	8,530,000	9,020,475
		45,389,638
Building Materials - 3.1%
Building Materials Corp. of America 6.75% 5/1/21 (f)	7,455,000	7,995,488
CEMEX Espana SA (Luxembourg) 9.875% 4/30/19 (f)	17,505,000	19,521,576
CEMEX Finance LLC:
6% 4/1/24 (f)	9,665,000	9,855,401
9.375% 10/12/22 (f)	20,160,000	23,234,400
CEMEX S.A.B. de CV:
5.2331% 9/30/15 (f)(h)	3,495,000	3,561,580
5.875% 3/25/19 (f)	6,260,000	6,486,925
7.25% 1/15/21 (f)	29,590,000	31,920,213
CPG Merger Sub LLC 8% 10/1/21 (f)	13,520,000	13,891,800
HD Supply, Inc.:
7.5% 7/15/20	22,040,000	23,472,600
11.5% 7/15/20	14,305,000	16,665,325
Headwaters, Inc.:
7.25% 1/15/19	2,645,000	2,711,125
7.625% 4/1/19	29,216,000	30,530,720
Ply Gem Industries, Inc. 6.5% 2/1/22	9,145,000	8,996,394
U.S. Concrete, Inc. 8.5% 12/1/18	10,825,000	11,582,750
USG Corp.:
5.875% 11/1/21 (f)	6,985,000	7,212,013
7.875% 3/30/20 (f)	9,590,000	10,309,250
		227,947,560
Cable TV - 4.9%
Altice SA 7.75% 5/15/22 (f)	45,195,000	47,454,750
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23	12,870,000	12,837,825
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Cable TV - continued
CCO Holdings LLC/CCO Holdings Capital Corp.: - continued
5.25% 3/15/21	$ 10,630,000	$ 10,762,875
5.75% 9/1/23	10,555,000	10,805,681
5.75% 1/15/24	22,470,000	23,003,663
6.5% 4/30/21	19,860,000	20,952,300
6.625% 1/31/22	16,840,000	17,892,500
CCOH Safari LLC:
5.5% 12/1/22	12,895,000	13,023,950
5.75% 12/1/24	12,895,000	12,967,534
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (f)	18,815,000	19,614,638
Cequel Communications Holdings I LLC/Cequel Capital Corp. 5.125% 12/15/21 (f)	9,210,000	8,991,263
DISH DBS Corp.:
5% 3/15/23	8,965,000	8,931,381
5.875% 7/15/22	7,260,000	7,695,600
6.75% 6/1/21	10,930,000	12,132,300
Harron Communications LP/Harron Finance Corp. 9.125% 4/1/20 (f)	10,020,000	10,921,800
Numericable Group SA:
4.875% 5/15/19 (f)	22,005,000	21,949,988
6% 5/15/22 (f)	27,675,000	28,297,688
6.25% 5/15/24 (f)	9,760,000	10,040,600
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (f)	3,495,000	3,661,013
UPCB Finance III Ltd. 6.625% 7/1/20 (f)	7,923,000	8,338,958
UPCB Finance V Ltd. 7.25% 11/15/21 (f)	11,355,000	12,490,500
UPCB Finance VI Ltd. 6.875% 1/15/22 (f)	5,860,000	6,402,050
Virgin Media Finance PLC 4.875% 2/15/22	8,120,000	7,632,800
Wave Holdco LLC/Wave Holdco Corp. 8.25% 7/15/19 pay-in-kind (f)(h)	2,585,000	2,675,475
WaveDivision Escrow LLC/WaveDivision Escrow Corp. 8.125% 9/1/20 (f)	13,295,000	14,458,313
		353,935,445
Capital Goods - 1.2%
AECOM Technology Corp.:
5.75% 10/15/22 (f)	4,425,000	4,657,313
5.875% 10/15/24 (f)	3,795,000	4,013,213
Amsted Industries, Inc. 5% 3/15/22 (f)	4,000,000	3,945,000
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Capital Goods - continued
General Cable Corp. 5.75% 10/1/22	$ 30,260,000	$ 26,628,800
Shale-Inland Holdings LLC/Shale-Inland Finance Corp. 8.75% 11/15/19 (f)	30,315,000	31,376,025
SPL Logistics Escrow LLC/SPL Logistics Finance Corp. 8.875% 8/1/20 (f)	12,565,000	13,601,613
		84,221,964
Chemicals - 3.7%
Hexion U.S. Finance Corp. 6.625% 4/15/20	31,115,000	31,115,000
Momentive Performance Materials, Inc. 3.88% 10/24/21	29,786,000	25,913,820
Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp. 6.5% 4/15/21 (f)	35,625,000	34,378,125
Rockwood Specialties Group, Inc. 4.625% 10/15/20	9,575,000	9,996,300
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19	68,879,000	72,839,543
Tronox Finance LLC 6.375% 8/15/20	82,445,000	84,712,238
W.R. Grace & Co. - Conn:
5.125% 10/1/21 (f)	6,165,000	6,423,190
5.625% 10/1/24 (f)	2,475,000	2,608,031
		267,986,247
Consumer Products - 0.2%
Elizabeth Arden, Inc. 7.375% 3/15/21	11,048,000	10,026,060
Spectrum Brands Holdings, Inc.:
6.375% 11/15/20	2,750,000	2,915,000
6.625% 11/15/22	3,250,000	3,485,625
		16,426,685
Containers - 4.5%
Ardagh Finance Holdings SA 8.625% 6/15/19 pay-in-kind (f)(h)	12,735,000	12,606,716
Ardagh Packaging Finance PLC 9.125% 10/15/20 (f)	5,732,000	6,176,230
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
6% 6/30/21 (f)	4,535,000	4,472,644
6.25% 1/31/19 (f)	15,530,000	15,646,475
6.75% 1/31/21 (f)	47,600,000	48,671,000
7% 11/15/20 (f)	4,215,882	4,300,200
9.125% 10/15/20 (f)	44,629,000	47,864,603
Ball Corp. 4% 11/15/23	2,425,000	2,328,000
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (f)	34,348,000	32,287,120
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Containers - continued
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23	$ 8,795,000	$ 8,641,088
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20	16,625,000	17,290,000
6.875% 2/15/21	30,266,000	32,157,625
8.25% 2/15/21	26,059,000	28,013,425
9% 4/15/19	6,056,000	6,328,520
9.875% 8/15/19	27,310,000	29,665,488
Sealed Air Corp.:
5.25% 4/1/23 (f)	5,920,000	6,082,800
6.5% 12/1/20 (f)	11,685,000	12,853,500
8.375% 9/15/21 (f)	13,235,000	14,988,638
		330,374,072
Diversified Financial Services - 4.3%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.75% 5/15/19 (f)	19,240,000	19,095,700
4.5% 5/15/21 (f)	16,415,000	16,579,150
Aircastle Ltd.:
4.625% 12/15/18	11,175,000	11,342,625
5.125% 3/15/21	20,325,000	20,579,063
6.25% 12/1/19	11,280,000	12,013,200
7.625% 4/15/20	4,275,000	4,809,375
CIT Group, Inc.:
3.875% 2/19/19	21,895,000	22,031,844
5% 8/15/22	9,475,000	9,913,219
5.375% 5/15/20	11,560,000	12,354,750
5.5% 2/15/19 (f)	9,890,000	10,551,394
FLY Leasing Ltd. 6.75% 12/15/20	5,930,000	6,107,900
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.875% 3/15/19	18,885,000	19,215,488
6% 8/1/20	21,135,000	22,191,750
International Lease Finance Corp.:
4.625% 4/15/21	13,525,000	13,694,063
5.875% 8/15/22	2,230,000	2,419,550
6.25% 5/15/19	14,055,000	15,372,656
8.625% 1/15/22	4,920,000	6,100,800
8.75% 3/15/17	8,556,000	9,625,500
8.875% 9/1/17	6,185,000	7,112,750
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Diversified Financial Services - continued
SLM Corp.:
4.875% 6/17/19	$ 25,835,000	$ 26,222,525
5.5% 1/25/23	5,600,000	5,600,000
6.125% 3/25/24	1,990,000	2,054,695
7.25% 1/25/22	7,690,000	8,593,575
8% 3/25/20	19,883,000	22,815,743
8.45% 6/15/18	2,720,000	3,107,600
		309,504,915
Diversified Media - 1.4%
Clear Channel Worldwide Holdings, Inc.:
Series A:
6.5% 11/15/22	7,400,000	7,622,000
7.625% 3/15/20	13,755,000	14,511,525
Series B, 6.5% 11/15/22	17,855,000	18,479,925
7.625% 3/15/20	25,420,000	27,040,525
MDC Partners, Inc. 6.75% 4/1/20 (f)	6,855,000	7,112,063
Nielsen Finance LLC/Nielsen Finance Co.:
4.5% 10/1/20	8,755,000	8,756,751
5% 4/15/22 (f)	20,080,000	20,381,200
		103,903,989
Electric Utilities - 2.0%
Calpine Corp. 6% 1/15/22 (f)	8,745,000	9,422,738
GenOn Energy, Inc.:
9.5% 10/15/18	4,604,000	4,799,670
9.875% 10/15/20	8,967,000	9,303,263
Global Partners LP/GLP Finance Corp. 6.25% 7/15/22 (f)	1,740,000	1,722,600
InterGen NV 7% 6/30/23 (f)	33,595,000	32,167,213
Mirant Americas Generation LLC:
8.5% 10/1/21	4,612,000	4,358,340
9.125% 5/1/31	4,141,000	3,871,835
NRG Energy, Inc. 7.875% 5/15/21	6,125,000	6,645,625
NSG Holdings II, LLC 7.75% 12/15/25 (f)	10,021,000	10,797,628
RRI Energy, Inc. 7.875% 6/15/17	6,276,000	6,354,450
The AES Corp.:
4.875% 5/15/23	20,835,000	20,782,913
5.5% 3/15/24	3,990,000	4,079,775
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Electric Utilities - continued
The AES Corp.: - continued
7.375% 7/1/21	$ 25,835,000	$ 29,476,107
8% 6/1/20	2,000,000	2,322,240
		146,104,397
Energy - 7.2%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 5/15/23	2,485,000	2,596,825
American Energy-Permian Basin LLC/ AEPB Finance Corp.:
7.125% 11/1/20 (f)	3,840,000	3,321,600
7.375% 11/1/21 (f)	3,840,000	3,360,000
AmeriGas Finance LLC/AmeriGas Finance Corp.:
6.75% 5/20/20	3,940,000	4,196,100
7% 5/20/22	6,725,000	7,263,000
AmeriGas Partners LP/AmeriGas Finance Corp.:
6.25% 8/20/19	6,135,000	6,411,075
6.5% 5/20/21	2,007,000	2,112,368
Antero Resources Finance Corp. 5.375% 11/1/21	11,075,000	11,241,125
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp.:
4.75% 11/15/21	18,480,000	18,433,800
5.875% 8/1/23	4,410,000	4,575,375
6.625% 10/1/20	8,250,000	8,745,000
Baytex Energy Corp.:
5.125% 6/1/21 (f)	5,270,000	5,138,250
5.625% 6/1/24 (f)	5,270,000	5,085,550
California Resources Corp. 5% 1/15/20 (f)	9,320,000	9,459,800
Chesapeake Energy Corp.:
4.875% 4/15/22	13,825,000	14,139,519
5.375% 6/15/21	17,855,000	18,613,838
6.125% 2/15/21	6,930,000	7,692,300
6.875% 11/15/20	8,215,000	9,385,638
Chesapeake Midstream Partners LP/CHKM Finance Corp. 6.125% 7/15/22	10,715,000	11,652,563
Clayton Williams Energy, Inc. 7.75% 4/1/19	4,180,000	4,143,425
Consolidated Energy Finance SA 6.75% 10/15/19 (f)	2,580,000	2,631,600
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6% 12/15/20	14,855,000	15,040,688
6.125% 3/1/22	8,580,000	8,665,800
7.75% 4/1/19	5,100,000	5,361,375
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Energy - continued
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22	$ 15,985,000	$ 16,144,850
Edgen Murray Corp. 8.75% 11/1/20 (f)	5,507,000	6,057,700
Endeavor Energy Resources LP/EER Finance, Inc. 7% 8/15/21 (f)	8,685,000	8,771,850
Energy XXI Gulf Coast, Inc. 6.875% 3/15/24 (f)	5,115,000	4,040,850
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 9/1/22	3,865,000	4,077,575
Everest Acquisition LLC/Everest Acquisition Finance, Inc. 9.375% 5/1/20	5,765,000	6,298,263
Ferrellgas LP/Ferrellgas Finance Corp.:
6.5% 5/1/21	13,995,000	14,099,963
6.75% 1/15/22	5,120,000	5,158,400
Gulfmark Offshore, Inc. 6.375% 3/15/22	6,345,000	5,773,950
Hilcorp Energy I LP/Hilcorp Finance Co. 5% 12/1/24 (f)	8,610,000	8,265,600
LINN Energy LLC/LINN Energy Finance Corp.:
6.25% 11/1/19	35,585,000	32,738,200
6.5% 5/15/19	17,250,000	16,128,750
8.625% 4/15/20	5,838,000	5,852,595
NGL Energy Partners LP/NGL Energy Finance Corp. 5.125% 7/15/19 (f)	3,670,000	3,692,938
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20	3,355,000	3,522,750
Offshore Group Investment Ltd. 7.5% 11/1/19	18,540,000	15,805,350
PetroBakken Energy Ltd. 8.625% 2/1/20 (f)	15,695,000	14,439,400
Regency Energy Partners LP/Regency Energy Finance Corp. 5.5% 4/15/23	5,770,000	5,971,950
Rose Rock Midstream LP/ Rose Rock Finance Corp. 5.625% 7/15/22	4,540,000	4,528,650
Rosetta Resources, Inc.:
5.625% 5/1/21	9,325,000	9,045,250
5.875% 6/1/24	5,165,000	4,958,400
Sabine Pass Liquefaction LLC:
5.625% 2/1/21	11,440,000	11,983,400
5.625% 4/15/23 (f)	18,730,000	19,385,550
5.75% 5/15/24 (f)	13,840,000	14,307,100
6.25% 3/15/22 (f)	21,495,000	23,107,125
Samson Investment Co. 9.75% 2/15/20 (h)	20,265,000	14,996,100
SemGroup Corp. 7.5% 6/15/21	9,685,000	10,193,463
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.375% 2/1/20 (f)	4,445,000	4,645,025
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Energy - continued
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23	$ 6,190,000	$ 6,128,100
5.25% 5/1/23	5,510,000	5,785,500
6.375% 8/1/22	5,058,000	5,437,350
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
5.875% 10/1/20	10,423,000	10,683,575
6.125% 10/15/21	9,620,000	9,884,550
6.25% 10/15/22 (f)	4,640,000	4,802,400
		525,979,086
Entertainment/Film - 0.4%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.:
5.25% 2/15/22 (f)	7,935,000	8,192,888
5.625% 2/15/24 (f)	2,745,000	2,861,663
5.875% 3/15/25 (f)	11,950,000	12,547,500
Regal Entertainment Group 5.75% 3/15/22	5,355,000	5,234,513
		28,836,564
Environmental - 2.3%
ADS Waste Holdings, Inc. 8.25% 10/1/20	11,375,000	11,915,313
Clean Harbors, Inc.:
5.125% 6/1/21	4,870,000	4,955,225
5.25% 8/1/20	9,130,000	9,381,075
Covanta Holding Corp.:
5.875% 3/1/24	6,425,000	6,609,719
6.375% 10/1/22	10,324,000	10,995,060
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (f)	34,015,000	36,225,975
Tervita Corp.:
8% 11/15/18 (f)	55,785,000	53,553,600
9.75% 11/1/19 (f)	21,995,000	18,915,700
10.875% 2/15/18 (f)	19,955,000	17,560,400
		170,112,067
Food & Drug Retail - 2.0%
JBS Investments GmbH:
7.25% 4/3/24 (f)	14,635,000	15,622,863
7.75% 10/28/20 (f)	34,140,000	37,404,808
Minerva Luxmbourg SA 7.75% 1/31/23 (f)	23,490,000	24,547,050
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Food & Drug Retail - continued
Rite Aid Corp.:
6.75% 6/15/21	$ 55,495,000	$ 59,240,913
7.7% 2/15/27	4,550,000	5,050,500
		141,866,134
Food/Beverage/Tobacco - 3.5%
Bumble Bee Acquisition Corp. 9% 12/15/17 (f)	13,405,000	14,041,738
C&S Group Enterprises LLC 5.375% 7/15/22 (f)	17,145,000	17,145,000
DS Waters of America, Inc. 10% 9/1/21	8,205,000	9,066,525
ESAL GmbH 6.25% 2/5/23 (f)	32,845,000	33,501,900
FAGE Dairy Industry SA/FAGE U.S.A. Dairy Industry, Inc. 9.875% 2/1/20 (f)	19,100,000	20,222,125
H.J. Heinz Co.:
4.25% 10/15/20	7,590,000	7,664,382
6.375% 7/15/28	1,875,000	2,029,688
H.J. Heinz Finance Co. 7.125% 8/1/39 (f)	10,720,000	11,872,400
JBS Finance II Ltd. 8.25% 1/29/18 (f)	6,485,000	6,825,463
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.875% 7/15/24 (f)	12,600,000	12,663,000
7.25% 6/1/21 (f)	5,649,000	6,016,185
7.25% 6/1/21 (f)	26,325,000	28,036,125
8.25% 2/1/20 (f)	20,858,000	22,318,060
Post Holdings, Inc.:
6% 12/15/22 (f)	7,015,000	6,769,475
6.75% 12/1/21 (f)	18,660,000	18,636,675
7.375% 2/15/22	37,350,000	38,283,750
Shearers Foods LLC/Chip Finance Corp. 9% 11/1/19 (f)	2,520,000	2,772,000
		257,864,491
Gaming - 1.9%
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.375% 5/1/22 (f)	15,445,000	14,363,850
Caesars Operating Escrow LLC/Caesars Escrow Corp. 9% 2/15/20	4,635,000	3,499,425
Golden Nugget Escrow, Inc. 8.5% 12/1/21 (f)	16,915,000	16,830,425
MCE Finance Ltd. 5% 2/15/21 (f)	5,530,000	5,447,050
MGM Mirage, Inc.:
7.75% 3/15/22	6,795,000	7,831,238
8.625% 2/1/19	17,455,000	20,204,163
Pinnacle Entertainment, Inc. 6.375% 8/1/21	10,620,000	11,363,400
Scientific Games Corp. 6.625% 5/15/21 (f)	28,155,000	22,383,225
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Gaming - continued
Seminole Hard Rock Entertainment, Inc. 5.875% 5/15/21 (f)	$ 2,265,000	$ 2,231,025
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 5.375% 3/15/22	20,910,000	22,007,775
Wynn Macau Ltd. 5.25% 10/15/21 (f)	15,235,000	15,235,000
		141,396,576
Healthcare - 9.0%
Alere, Inc.:
6.5% 6/15/20	24,780,000	25,523,400
7.25% 7/1/18	9,950,000	10,596,750
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. 6% 10/15/21	3,935,000	4,053,050
Community Health Systems, Inc.:
5.125% 8/1/21	47,680,000	49,825,600
6.875% 2/1/22	74,765,000	80,559,288
7.125% 7/15/20	11,965,000	12,952,113
8% 11/15/19	20,418,000	22,051,440
CTR Partnership LP/CareTrust Capital Corp. 5.875% 6/1/21	3,645,000	3,717,900
DaVita HealthCare Partners, Inc. 5.125% 7/15/24	14,315,000	14,601,300
Endo Finance Co.:
5.375% 1/15/23 (f)	9,795,000	9,574,613
7% 12/15/20 (f)	4,918,000	5,188,490
HCA Holdings, Inc.:
5% 3/15/24	1,200,000	1,237,512
5.875% 3/15/22	3,715,000	4,077,213
5.875% 5/1/23	7,490,000	8,051,750
6.25% 2/15/21	18,100,000	19,480,125
6.5% 2/15/20	25,070,000	27,984,388
7.5% 11/6/33	2,199,000	2,330,940
7.75% 5/15/21	21,432,000	23,092,980
Mallinckrodt International Finance SA/Mallinckrodt CB LLC 5.75% 8/1/22 (f)	4,825,000	5,054,188
MPT Operating Partnership LP/MPT Finance Corp. 5.5% 5/1/24	3,925,000	4,061,884
Omega Healthcare Investors, Inc. 5.875% 3/15/24	20,480,000	22,016,000
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23	16,260,000	16,503,900
5.5% 2/1/21	9,985,000	10,359,438
Service Corp. International 4.5% 11/15/20	3,510,000	3,439,800
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Healthcare - continued
Tenet Healthcare Corp.:
4.375% 10/1/21	$ 42,420,000	$ 42,154,875
4.5% 4/1/21	4,000,000	4,010,000
4.75% 6/1/20	7,795,000	7,970,388
5% 3/1/19 (f)	11,665,000	11,679,581
6% 10/1/20	12,650,000	13,598,750
6.75% 2/1/20	10,415,000	11,013,863
8.125% 4/1/22	81,506,000	93,426,253
Valeant Pharmaceuticals International:
5.625% 12/1/21 (f)	6,495,000	6,446,288
6.75% 8/15/21 (f)	22,271,000	22,994,808
6.875% 12/1/18 (f)	16,715,000	17,300,025
7.25% 7/15/22 (f)	7,311,000	7,713,105
VPI Escrow Corp. 6.375% 10/15/20 (f)	27,610,000	28,334,763
		652,976,761
Homebuilders/Real Estate - 1.8%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (f)	11,360,000	12,070,000
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (f)	21,020,000	22,386,300
iStar Financial, Inc. 4.875% 7/1/18	1,765,000	1,760,588
KB Home 8% 3/15/20	10,100,000	11,261,500
Standard Pacific Corp.:
8.375% 5/15/18	9,437,000	10,923,328
8.375% 1/15/21	12,434,000	14,516,695
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.625% 3/1/24 (f)	24,695,000	24,448,050
WCI Communities, Inc. 6.875% 8/15/21 (f)	4,835,000	4,883,350
Weyerhaeuser Real Estate Co.:
4.375% 6/15/19 (f)	4,840,000	4,815,800
5.875% 6/15/24 (f)	5,000,000	5,100,000
William Lyon Homes, Inc.:
5.75% 4/15/19	4,390,000	4,368,050
8.5% 11/15/20	11,335,000	12,383,488
		128,917,149
Hotels - 0.6%
FelCor Lodging LP:
5.625% 3/1/23	6,370,000	6,354,075
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Hotels - continued
FelCor Lodging LP: - continued
6.75% 6/1/19	$ 21,420,000	$ 22,276,800
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. 5.625% 10/15/21 (f)	15,580,000	16,417,425
		45,048,300
Insurance - 1.0%
Hockey Merger Sub 2, Inc. 7.875% 10/1/21 (f)	59,090,000	61,601,325
Hub Holdings LLC / Hub Holdings Finance, Inc. 8.125% 7/15/19 pay-in-kind (f)(h)	12,500,000	12,406,250
		74,007,575
Leisure - 0.5%
24 Hour Holdings III LLC 8% 6/1/22 (f)	15,115,000	14,283,675
Cedar Fair LP/Magnum Management Corp.:
5.25% 3/15/21	16,620,000	16,703,100
5.375% 6/1/24 (f)	6,980,000	6,980,000
		37,966,775
Metals/Mining - 1.4%
Alpha Natural Resources, Inc.:
6% 6/1/19	3,720,000	1,860,000
6.25% 6/1/21	3,205,000	1,522,375
Bluescope Steel Ltd./Bluescope Steel Finance 7.125% 5/1/18 (f)	4,165,000	4,331,600
CONSOL Energy, Inc. 5.875% 4/15/22 (f)	19,595,000	19,888,925
FMG Resources (August 2006) Pty Ltd.:
6% 4/1/17 (f)	6,385,000	6,512,700
8.25% 11/1/19 (f)	5,985,000	6,209,438
Peabody Energy Corp.:
6% 11/15/18	12,705,000	12,292,088
7.875% 11/1/26	8,885,000	8,351,900
Rain CII Carbon LLC/CII Carbon Corp.:
8% 12/1/18 (f)	5,585,000	5,752,550
8.25% 1/15/21 (f)	12,195,000	12,438,900
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp. 7.375% 2/1/20 (f)	2,000,000	2,090,000
Walter Energy, Inc.:
8.5% 4/15/21	3,805,000	989,300
9.5% 10/15/19 (f)	10,615,000	9,208,513
12% 4/1/20 pay-in-kind (f)(h)	16,610,000	7,308,400
		98,756,689
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Paper - 0.5%
NewPage Corp. 11.375% 12/31/14 (c)	$ 56,458,756	$ 6
P.H. Glatfelter Co. 5.375% 10/15/20	550,000	563,750
Xerium Technologies, Inc. 8.875% 6/15/18	31,795,000	33,543,725
		34,107,481
Publishing/Printing - 0.1%
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 9.75% 4/1/21	1,560,000	1,762,800
MHGE Parent LLC / MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (f)(h)	6,755,000	6,670,563
		8,433,363
Railroad - 0.2%
Ultrapetrol (Bahamas) Ltd. 8.875% 6/15/21	15,050,000	15,802,500
Restaurants - 0.3%
Landry's Acquisition Co. 9.375% 5/1/20 (f)	10,195,000	10,895,906
Landry's Holdings II, Inc. 10.25% 1/1/18 (f)	8,445,000	8,782,800
		19,678,706
Services - 3.6%
Anna Merger Sub, Inc. 7.75% 10/1/22 (f)	15,270,000	15,556,313
APX Group, Inc.:
6.375% 12/1/19	52,915,000	51,988,988
8.75% 12/1/20	22,055,000	19,077,575
ARAMARK Corp. 5.75% 3/15/20	3,775,000	3,944,875
Audatex North America, Inc.:
6% 6/15/21 (f)	3,050,000	3,225,375
6.125% 11/1/23 (f)	3,355,000	3,556,300
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 5.125% 6/1/22 (f)	2,925,000	2,889,900
Brand Energy & Infrastructure Services, Inc. 8.5% 12/1/21 (f)	17,720,000	17,653,550
Corrections Corp. of America 4.125% 4/1/20	9,865,000	9,717,025
Hertz Corp.:
5.875% 10/15/20	8,640,000	8,704,800
6.25% 10/15/22	6,010,000	6,130,200
IHS, Inc. 5% 11/1/22 (f)	5,155,000	5,232,325
Laureate Education, Inc. 9.75% 9/1/19 (f)(h)	104,639,000	107,778,121
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Services - continued
The GEO Group, Inc.:
5.125% 4/1/23	$ 3,810,000	$ 3,771,900
6.625% 2/15/21	1,697,000	1,794,578
		261,021,825
Shipping - 1.3%
Aguila 3 SA 7.875% 1/31/18 (f)	5,960,000	5,974,900
Kenan Advantage Group, Inc. 8.375% 12/15/18 (f)	12,265,000	12,816,925
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (f)	10,575,000	10,760,063
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (f)	24,345,000	24,466,725
8.125% 2/15/19	21,421,000	20,724,818
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (f)	8,325,000	8,387,438
Teekay Corp. 8.5% 1/15/20	9,015,000	10,006,650
		93,137,519
Steel - 1.1%
Commercial Metals Co. 4.875% 5/15/23	10,095,000	9,842,625
Evraz, Inc. NA Canada 7.5% 11/15/19 (f)	5,305,000	5,305,000
JMC Steel Group, Inc. 8.25% 3/15/18 (f)	62,277,000	63,211,155
Ryerson, Inc./Joseph T Ryerson & Son, Inc. 11.25% 10/15/18	3,624,000	3,950,160
		82,308,940
Super Retail - 2.2%
Chinos Intermediate Holdings A, Inc. 7.75% 5/1/19 pay-in-kind (f)(h)	17,405,000	16,708,800
Claire's Stores, Inc.:
6.125% 3/15/20 (f)	10,985,000	10,161,125
7.75% 6/1/20 (f)	21,197,000	14,837,900
9% 3/15/19 (f)	38,990,000	39,769,800
JC Penney Corp., Inc.:
5.65% 6/1/20	1,545,000	1,270,763
6.375% 10/15/36	3,985,000	2,869,200
7.4% 4/1/37	5,815,000	4,477,550
Serta Simmons Holdings, LLC 8.125% 10/1/20 (f)	65,915,000	70,693,838
The Bon-Ton Department Stores, Inc. 8% 6/15/21	3,070,000	2,670,900
		163,459,876
Technology - 2.3%
ADT Corp. 6.25% 10/15/21	4,910,000	5,155,500
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Technology - continued
Avaya, Inc. 10.5% 3/1/21 (f)	$ 25,539,800	$ 22,379,250
BMC Software Finance, Inc. 8.125% 7/15/21 (f)	2,700,000	2,585,250
BMC Software, Inc. 7.25% 6/1/18	8,280,000	8,197,200
Boxer Parent Co., Inc. 9% 10/15/19 pay-in-kind (f)(h)	5,060,000	4,538,213
Compiler Finance Sub, Inc. 7% 5/1/21 (f)	15,240,000	13,944,600
Entegris, Inc. 6% 4/1/22 (f)	3,405,000	3,464,588
First Data Corp.:
8.75% 1/15/22 pay-in-kind (f)(h)	3,891,000	4,250,918
10.625% 6/15/21	4,402,000	5,073,305
11.75% 8/15/21	3,946,000	4,626,685
12.625% 1/15/21	6,833,000	8,250,848
Lucent Technologies, Inc. 6.45% 3/15/29	17,842,000	17,172,925
NXP BV/NXP Funding LLC 5.75% 3/15/23 (f)	2,855,000	3,019,163
Sanmina Corp. 4.375% 6/1/19 (f)	3,940,000	3,944,925
SunGard Data Systems, Inc. 6.625% 11/1/19	3,055,000	3,161,925
VeriSign, Inc. 4.625% 5/1/23	7,930,000	7,900,263
WideOpenWest Finance LLC/WideOpenWest Capital Corp. 10.25% 7/15/19	46,681,000	51,232,398
		168,897,956
Telecommunications - 8.6%
Alcatel-Lucent U.S.A., Inc.:
4.625% 7/1/17 (f)	4,750,000	4,827,188
6.75% 11/15/20 (f)	19,475,000	20,059,250
Altice Financing SA:
6.5% 1/15/22 (f)	40,550,000	41,665,125
7.875% 12/15/19 (f)	6,080,000	6,482,800
Altice Finco SA:
8.125% 1/15/24 (f)	23,200,000	24,418,000
9.875% 12/15/20 (f)	19,535,000	21,781,525
Broadview Networks Holdings, Inc. 10.5% 11/15/17	8,001,000	7,800,975
Columbus International, Inc. 7.375% 3/30/21 (f)	40,935,000	43,391,100
Crown Castle International Corp. 5.25% 1/15/23	8,300,000	8,497,125
Digicel Group Ltd. 6% 4/15/21 (f)	28,135,000	28,416,350
Inmarsat Finance PLC 4.875% 5/15/22 (f)	10,715,000	10,715,000
Intelsat Jackson Holdings SA:
5.5% 8/1/23	28,225,000	28,295,563
6.625% 12/15/22 (Reg. S)	21,395,000	22,518,238
7.5% 4/1/21	22,395,000	24,242,588
Intelsat Luxembourg SA 7.75% 6/1/21	28,525,000	29,808,625
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
Telecommunications - continued
Level 3 Financing, Inc.:
6.125% 1/15/21 (f)	$ 9,460,000	$ 9,921,175
7% 6/1/20	5,475,000	5,844,563
MetroPCS Wireless, Inc. 6.625% 11/15/20	12,495,000	13,166,606
Sprint Capital Corp.:
6.875% 11/15/28	24,564,000	23,888,490
6.9% 5/1/19	51,148,000	54,216,880
Sprint Communications, Inc. 6% 11/15/22	22,120,000	22,064,700
Sprint Corp.:
7.125% 6/15/24 (f)	7,105,000	7,300,388
7.25% 9/15/21 (f)	38,035,000	40,222,013
7.875% 9/15/23 (f)	24,720,000	26,759,400
T-Mobile U.S.A., Inc.:
6.125% 1/15/22	8,630,000	8,942,838
6.25% 4/1/21	16,650,000	17,378,438
6.464% 4/28/19	17,110,000	17,837,175
6.542% 4/28/20	10,230,000	10,792,650
6.625% 4/1/23	10,865,000	11,462,575
6.633% 4/28/21	12,825,000	13,514,344
ViaSat, Inc. 6.875% 6/15/20	3,970,000	4,198,275
Wind Acquisition Finance SA 7.375% 4/23/21 (f)	13,895,000	13,582,363
		624,012,325
Textiles & Apparel - 0.2%
DPL, Inc. 7.75% 10/15/20 (f)	14,210,000	12,611,375
TOTAL NONCONVERTIBLE BONDS		5,874,575,530
TOTAL CORPORATE BONDS (Cost $5,784,544,747)		5,903,385,579
Common Stocks - 0.6%
	Shares
Automotive - 0.1%
General Motors Co.	10,396	326,434
General Motors Co. warrants 7/10/16 (a)	187,449	4,062,020
Motors Liquidation Co. GUC Trust (a)	49,155	1,135,481
		5,523,935
Common Stocks - continued
	Shares	Value
Banks & Thrifts - 0.0%
CIT Group, Inc.	49,400	$ 2,417,142
Building Materials - 0.3%
Nortek, Inc. (a)	210,182	17,503,957
Nortek, Inc. warrants 12/7/14 (a)	10,000	310,000
		17,813,957
Energy - 0.0%
Chesapeake Energy Corp.	98,900	2,193,602
Metals/Mining - 0.0%
Aleris International, Inc. (a)(i)	46,900	503,706
Services - 0.0%
Seventy Seven Energy, Inc. (a)	7,064	92,326
Shipping - 0.2%
DeepOcean Group Holding BV (a)(f)	419,352	9,023,023
Navios Maritime Holdings, Inc.	771,100	4,541,779
		13,564,802
Telecommunications - 0.0%
Broadview Networks Holdings, Inc. (a)(e)	520,065	988,124
TOTAL COMMON STOCKS (Cost $43,262,423)		43,097,594
Preferred Stocks - 1.6%

Convertible Preferred Stocks - 0.9%
Banks & Thrifts - 0.6%
Bank of America Corp. Series L, 7.25%	17,300	19,777,533
Huntington Bancshares, Inc. 8.50%	18,781	24,603,110
		44,380,643
Energy - 0.3%
Chesapeake Energy Corp. Series A, 5.75% (a)(f)	16,800	18,259,500
TOTAL CONVERTIBLE PREFERRED STOCKS		62,640,143
Nonconvertible Preferred Stocks - 0.7%
Banks & Thrifts - 0.7%
Ally Financial, Inc. 7.00% (f)	54,258	54,339,387
TOTAL PREFERRED STOCKS (Cost $102,989,470)		116,979,530
Bank Loan Obligations - 11.9%
	Principal Amount	Value
Aerospace - 0.2%
TransDigm, Inc.:
Tranche C, term loan 3.75% 2/28/20 (h)	$ 5,905,957	$ 5,802,603
Tranche D, term loan 3.75% 6/4/21 (h)	10,144,563	9,967,033
		15,769,636
Automotive - 0.1%
Chrysler Group LLC term loan 3.25% 12/31/18 (h)	9,566,863	9,471,194
Broadcasting - 0.1%
Univision Communications, Inc. Tranche C 4LN, term loan 4% 3/1/20 (h)	4,813,513	4,761,382
Building Materials - 0.1%
HD Supply, Inc. Tranche B 1LN, term loan 4% 6/28/18 (h)	6,048,048	5,995,430
Cable TV - 0.3%
Cequel Communications LLC Tranche B, term loan 3.5% 2/14/19 (h)	12,906,866	12,713,263
Charter Communications Operating LLC Tranche F, term loan 3% 1/3/21 (h)	7,755,082	7,532,124
		20,245,387
Capital Goods - 0.7%
Gardner Denver, Inc. Tranche B, term loan 4.25% 7/30/20 (h)	30,064,878	29,613,905
Rexnord LLC Tranche B, term loan 4% 8/21/20 (h)	11,418,828	11,090,537
SRAM LLC. Tranche B, term loan 4.0182% 4/10/20 (h)	8,867,383	8,690,035
		49,394,477
Chemicals - 0.1%
Tronox Pigments (Netherlands) B.V. Tranche B, term loan 4% 3/19/20 (h)	8,755,010	8,645,573
Consumer Products - 0.2%
Spectrum Brands Holdings, Inc. Tranche C, term loan 3.5% 9/4/19 (h)	2,237,400	2,206,636
Tempur Sealy International, Inc. Tranche B, term loan 3.5% 3/18/20 (h)	13,498,418	13,329,688
		15,536,324
Containers - 0.1%
Berry Plastics Corp. Tranche E, term loan 3.75% 1/6/21 (h)	6,164,025	6,009,924
Diversified Financial Services - 0.2%
Blackstone 9.98% 10/1/17	14,661,695	14,661,695
Diversified Media - 0.1%
WMG Acquisition Corp. term loan 3.75% 7/1/20 (h)	6,647,850	6,381,936
Bank Loan Obligations - continued
	Principal Amount	Value
Electric Utilities - 0.4%
Calpine Construction Finance Co. LP:
Tranche B 1LN, term loan 3% 5/3/20 (h)	$ 23,033,125	$ 22,313,340
Tranche B 2LN, term loan 3.25% 1/31/22 (h)	3,377,325	3,280,227
Southwire LLC, Tranche B, term loan 3.25% 2/10/21 (h)	5,149,100	4,994,627
		30,588,194
Energy - 0.8%
Energy Transfer Equity LP Tranche B, term loan 3.25% 12/2/19 (h)	14,515,000	14,209,169
Fieldwood Energy, LLC:
Tranche 2LN, term loan 8.375% 9/30/20 (h)	23,945,000	23,047,063
Tranche B 1LN, term loan 3.875% 9/30/18 (h)	11,770,480	11,476,218
Samson Investment Co. Tranche B 2LN, term loan 5% 9/25/18 (h)	13,665,000	12,571,800
		61,304,250
Entertainment/Film - 0.1%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp. Tranche B, term loan 3% 1/31/21 (h)	7,755,000	7,590,206
Environmental - 0.6%
ADS Waste Holdings, Inc. Tranche B 2LN, term loan 3.75% 10/9/19 (h)	28,178,660	27,551,684
Darling International, Inc. Tranche B, term loan 3.25% 1/6/21 (h)	6,241,119	6,209,913
Tervita Corp. Tranche B 1LN, term loan 6.25% 5/15/18 (h)	12,660,306	12,248,846
		46,010,443
Gaming - 0.5%
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (h)	30,218,181	28,480,635
Las Vegas Sands LLC Tranche B, term loan 3.25% 12/19/20 (h)	5,215,338	5,195,781
MGM Mirage, Inc. Tranche B, term loan 3.5% 12/20/19 (h)	5,035,313	4,978,917
		38,655,333
Healthcare - 0.8%
Dialysis Newco, Inc.:
Tranche 2LN, term loan 7.75% 10/22/21 (h)	6,110,000	6,079,450
Tranche B 1LN, term loan 4.5% 4/23/21 (h)	4,862,813	4,808,106
Genesis HealthCare Corp. Tranche B, term loan 10% 12/4/17 (h)	5,282,168	5,467,044
Bank Loan Obligations - continued
	Principal Amount	Value
Healthcare - continued
HCA Holdings, Inc.:
Tranche B 4LN, term loan 2.9831% 5/1/18 (h)	$ 12,543,300	$ 12,496,890
Tranche B 5LN, term loan 2.904% 3/31/17 (h)	3,602,503	3,589,173
MPH Acquisition Holdings LLC Tranche B, term loan 4% 3/31/21 (h)	21,611,455	21,206,240
Polymer Group, Inc. Tranche B, term loan 5.25% 12/19/19 (h)	4,424,954	4,402,829
		58,049,732
Homebuilders/Real Estate - 0.2%
Realogy Corp. Credit-Linked Deposit 4.4463% 10/10/16 (h)	771,002	754,619
Realogy Group LLC Tranche B, term loan 3.75% 3/5/20 (h)	15,775,662	15,696,783
		16,451,402
Hotels - 0.6%
BRE Select Hotels Corp. 7.094% 5/9/18 (h)	14,942,434	14,942,434
Hilton Worldwide Finance, LLC Tranche B, term loan 3.5% 10/25/20 (h)	27,893,185	27,600,307
		42,542,741
Insurance - 0.4%
HUB International Ltd. Tranche B 1LN, term loan 4.25% 10/2/20 (h)	28,240,900	27,887,889
Leisure - 0.0%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 4.75% 5/30/21 (h)	2,244,375	2,238,764
Metals/Mining - 0.2%
Alpha Natural Resources, Inc. Tranche B, term loan 3.5% 5/22/20 (h)	6,039,018	5,133,165
Fortescue Metals Group Ltd. Tranche B, term loan 3.75% 6/30/19 (h)	7,373,619	7,189,279
		12,322,444
Restaurants - 0.7%
Dunkin Brands, Inc. Tranche B 4LN, term loan 3.25% 2/7/21 (h)	48,959,154	47,735,175
Services - 1.4%
ARAMARK Corp. Tranche F, term loan 3.25% 2/24/21 (h)	13,051,881	12,921,363
Bank Loan Obligations - continued
	Principal Amount	Value
Services - continued
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 4.75% 11/26/20 (h)	$ 9,122,249	$ 9,042,429
Laureate Education, Inc. Tranche B, term loan 5% 6/16/18 (h)	81,510,148	78,657,293
		100,621,085
Steel - 0.2%
Atkore International, Inc.:
Tranche 2LN, term loan 7.75% 10/9/21 (h)	7,010,000	6,887,325
Tranche B 1LN, term loan 4.5% 4/9/21 (h)	10,588,450	10,509,037
		17,396,362
Super Retail - 1.0%
Davids Bridal, Inc. Tranche B, term loan 5% 10/11/19 (h)	9,277,380	9,022,252
J. Crew Group, Inc. Tranche B LN, term loan 4% 3/5/21 (h)	16,621,475	15,978,224
JC Penney Corp., Inc. Tranche B, term loan 6% 5/22/18 (h)	16,471,697	16,286,390
Neiman Marcus Group Ltd., Inc. Tranche B, term loan 4.25% 10/25/20 (h)	33,155,267	32,699,383
		73,986,249
Technology - 1.7%
Avaya, Inc. Tranche B 3LN, term loan 4.652% 10/26/17 (h)	9,408,401	9,079,107
Computer Discount Warehouse (CDW) LLC, Tranche B, term loan 3.25% 4/29/20 (h)	42,859,627	41,788,136
Entegris, Inc. Tranche B, term loan 3.5% 4/30/21 (h)	5,701,355	5,679,975
Generac Power Systems, Inc. Tranche B, term loan 3.25% 5/31/20 (h)	41,526,592	40,592,244
Infor U.S., Inc. Tranche B 5LN, term loan 3.75% 6/3/20 (h)	8,928,051	8,794,130
NXP BV Tranche D, term loan 3.25% 1/11/20 (h)	6,073,650	6,005,321
Renaissance Learning, Inc.:
Tranche 1LN, term loan 4.5% 4/9/21 (h)	5,412,800	5,318,076
Tranche 2LN, term loan 8% 4/9/22 (h)	4,635,000	4,519,125
		121,776,114
Telecommunications - 0.1%
Crown Castle Operating Co. Tranche B 2LN, term loan 3% 1/31/21 (h)	6,969,685	6,908,700
TOTAL BANK LOAN OBLIGATIONS (Cost $883,827,501)		868,938,041
Preferred Securities - 2.2%
	Principal Amount	Value
Banks & Thrifts - 2.1%
Bank of America Corp. 6.25% (g)(h)	$ 4,190,000	$ 4,225,997
Barclays Bank PLC 7.625% 11/21/22	22,860,000	25,680,262
Barclays PLC:
6.625% (g)(h)	24,040,000	23,211,924
8.25% (g)(h)	18,107,000	18,888,362
Credit Agricole SA 7.875% (f)(g)(h)	16,565,000	17,238,160
Credit Suisse Group 7.5% (f)(g)(h)	13,120,000	14,328,395
Credit Suisse Group AG 6.25% (f)(g)(h)	10,175,000	10,131,492
JPMorgan Chase & Co.:
6.125% (g)(h)	3,995,000	4,016,319
6.75% (g)(h)	3,065,000	3,281,006
Lloyds Banking Group PLC 7.5% (g)	20,515,000	21,483,545
Societe Generale 6% (f)(g)(h)	7,060,000	6,765,705
		149,251,167
Diversified Financial Services - 0.1%
Citigroup, Inc. 6.3% (g)(h)	7,810,000	8,008,954
TOTAL PREFERRED SECURITIES (Cost $154,026,783)		157,260,121
Money Market Funds - 1.6%
	Shares
Fidelity Cash Central Fund, 0.11% (b) (Cost $115,091,909)	115,091,909	115,091,909
TOTAL INVESTMENT PORTFOLIO - 98.9% (Cost $7,083,742,833)		7,204,752,774
NET OTHER ASSETS (LIABILITIES) - 1.1%		81,934,735
NET ASSETS - 100%		$ 7,286,687,509
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,819,814,058 or 38.7% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $503,706 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Aleris International, Inc.	3/11/11	$ 2,860,900
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 206,156
Fidelity Securities Lending Cash Central Fund	78
Total	$ 206,234
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Broadview Networks Holdings, Inc.	$ 1,300,163	$ -	$ -	$ -	$ 988,124
Other Information

The following is a summary of the inputs used, as of October 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 5,523,935	$ 5,523,935	$ -	$ -
Energy	20,545,428	2,285,928	18,259,500	-
Financials	101,137,172	46,797,785	54,339,387	-
Industrials	31,378,759	22,355,736	-	9,023,023
Materials	503,706	-	-	503,706
Telecommunication Services	988,124	988,124	-	-
Corporate Bonds	5,903,385,579	-	5,903,385,573	6
Bank Loan Obligations	868,938,041	-	847,916,157	21,021,884
Preferred Securities	157,260,121	-	157,260,121	-
Money Market Funds	115,091,909	115,091,909	-	-
Total Investments in Securities:	$ 7,204,752,774	$ 193,043,417	$ 6,981,160,738	$ 30,548,619
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	77.3%
Luxembourg	5.4%
Canada	3.0%
Ireland	2.3%
United Kingdom	1.8%
Netherlands	1.7%
Bermuda	1.3%
Austria	1.2%
France	1.1%
Marshall Islands	1.1%
Cayman Islands	1.0%
Others (Individually Less Than 1%)	2.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	October 31, 2014 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $6,958,865,729)	$ 7,088,672,741
Fidelity Central Funds (cost $115,091,909)	115,091,909
Other affiliated issuers (cost $9,785,195)	988,124
Total Investments (cost $7,083,742,833)		$ 7,204,752,774
Cash		4,609,937
Receivable for investments sold		55,719,478
Receivable for fund shares sold		2,914
Dividends receivable		1,212,115
Interest receivable		108,998,354
Distributions receivable from Fidelity Central Funds		10,763
Prepaid expenses		27,280
Total assets		7,375,333,615

Liabilities
Payable for investments purchased	$ 82,035,454
Payable for fund shares redeemed	2,617,229
Distributions payable	11
Accrued management fee	3,455,787
Other affiliated payables	463,690
Other payables and accrued expenses	73,935
Total liabilities		88,646,106

Net Assets		$ 7,286,687,509
Net Assets consist of:
Paid in capital		$ 6,980,597,559
Undistributed net investment income		18,686,259
Accumulated undistributed net realized gain (loss) on investments		166,393,750
Net unrealized appreciation (depreciation) on investments		121,009,941
Net Assets		$ 7,286,687,509

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

October 31, 2014 (Unaudited)

Series High Income: Net Asset Value, offering price and redemption price per share ($3,538,354,917 ÷ 342,534,144 shares)	$ 10.33

Class F: Net Asset Value, offering price and redemption price per share ($3,748,332,592 ÷ 362,860,738 shares)	$ 10.33

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended October 31, 2014 (Unaudited)

Investment Income
Dividends		$ 8,789,384
Interest		281,339,014
Income from Fidelity Central Funds		206,234
Total income		290,334,632

Expenses
Management fee	$ 26,797,754
Transfer agent fees	2,573,759
Accounting and security lending fees	679,290
Custodian fees and expenses	60,637
Independent trustees' compensation	21,782
Registration fees	13,900
Audit	37,654
Legal	17,156
Miscellaneous	46,637
Total expenses before reductions	30,248,569
Expense reductions	(4,199)	30,244,370
Net investment income (loss)		260,090,262
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		168,636,531
Change in net unrealized appreciation (depreciation) on investment securities		(333,794,266)
Net gain (loss)		(165,157,735)
Net increase (decrease) in net assets resulting from operations		$ 94,932,527

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended October 31, 2014 (Unaudited)	Year ended April 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 260,090,262	$ 581,313,377
Net realized gain (loss)	168,636,531	125,580,212
Change in net unrealized appreciation (depreciation)	(333,794,266)	(151,685,292)
Net increase (decrease) in net assets resulting from operations	94,932,527	555,208,297
Distributions to shareholders from net investment income	(255,876,523)	(569,158,948)
Distributions to shareholders from net realized gain	(83,900,599)	(29,910,100)
Total distributions	(339,777,122)	(599,069,048)
Share transactions - net increase (decrease)	(3,260,466,650)	429,502,869
Total increase (decrease) in net assets	(3,505,311,245)	385,642,118

Net Assets
Beginning of period	10,791,998,754	10,406,356,636
End of period (including undistributed net investment income of $18,686,259 and undistributed net investment income of $14,472,520, respectively)	$ 7,286,687,509	$ 10,791,998,754

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Series High Income

	Six months ended October 31, 2014	Years ended April 30,
	(Unaudited)	2014	2013	2012	2011 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.58	$ 10.63	$ 9.96	$ 10.12	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.284	.566	.587	.599	.078
Net realized and unrealized gain (loss)	(.174)	(.033)	.655	(.163)	.108
Total from investment operations	.110	.533	1.242	.436	.186
Distributions from net investment income	(.278)	(.554)	(.550)	(.584)	(.066)
Distributions from net realized gain	(.082)	(.029)	(.022)	(.012)	-
Total distributions	(.360)	(.583)	(.572)	(.596)	(.066)
Net asset value, end of period	$ 10.33	$ 10.58	$ 10.63	$ 9.96	$ 10.12
Total ReturnB, C	1.04%	5.23%	12.85%	4.66%	1.87%
Ratios to Average Net Assets E, H
Expenses before reductions	.68%A	.70%	.71%	.72%	.73%A
Expenses net of fee waivers, if any	.68%A	.70%	.71%	.72%	.73%A
Expenses net of all reductions	.68%A	.69%	.71%	.72%	.73%A
Net investment income (loss)	5.34%A	5.42%	5.74%	6.19%	5.93%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,538,355	$ 5,367,464	$ 5,381,081	$ 5,533,077	$ 6,827,084
Portfolio turnover rateF	34% A	54%	45%	39%	17% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period March 10, 2011 (commencement of operations) to April 30, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended October 31, 2014	Years ended April 30,
	(Unaudited)	2014	2013	2012	2011 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.58	$ 10.63	$ 9.96	$ 10.12	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.289	.578	.600	.610	.080
Net realized and unrealized gain (loss)	(.173)	(.033)	.654	(.161)	.108
Total from investment operations	.116	.545	1.254	.449	.188
Distributions from net investment income	(.284)	(.566)	(.562)	(.597)	(.068)
Distributions from net realized gain	(.082)	(.029)	(.022)	(.012)	-
Total distributions	(.366)	(.595)	(.584)	(.609)	(.068)
Net asset value, end of period	$ 10.33	$ 10.58	$ 10.63	$ 9.96	$ 10.12
Total ReturnB, C	1.10%	5.35%	12.99%	4.80%	1.88%
Ratios to Average Net Assets E, H
Expenses before reductions	.57%A	.58%	.58%	.59%	.63%A
Expenses net of fee waivers, if any	.57%A	.58%	.58%	.59%	.63%A
Expenses net of all reductions	.57%A	.58%	.58%	.59%	.63%A
Net investment income (loss)	5.45%A	5.53%	5.87%	6.32%	6.03%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,748,333	$ 5,424,535	$ 5,025,275	$ 3,614,081	$ 1,967,111
Portfolio turnover rateF	34% A	54%	45%	39%	17% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period March 10, 2011 (commencement of operations) to April 30, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2014 (Unaudited)

1. Organization.

Fidelity® Series High Income Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Series High Income and Class F shares, each of which, has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of October 31, 2014, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, equity-debt classifications, contingent interest, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 287,028,330
Gross unrealized depreciation	(156,660,497)
Net unrealized appreciation (depreciation) on securities	$ 130,367,833

Tax cost	$ 7,074,384,941

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation, or may be made directly to a borrower. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,527,978,967 and $4,362,697,720, respectively.

Semiannual Report

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .56% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Series High Income. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets*
Series High Income	$ 2,573,759.11

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $497 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $6,971 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $78. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $4,199.

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended October 31, 2014	Year ended April 30, 2014
From net investment income
Series High Income	$ 124,626,927	$ 285,487,026
Class F	131,249,596	283,671,922
Total	$ 255,876,523	$ 569,158,948
From net realized gain
Series High Income	$ 41,401,646	$ 15,126,634
Class F	42,498,953	14,783,466
Total	$ 83,900,599	$ 29,910,100

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended October 31, 2014	Year ended April 30, 2014	Six months ended October 31, 2014	Year ended April 30, 2014
Series High Income
Shares sold	4,934,646	77,816,542	$ 52,188,106	$ 811,361,527
Reinvestment of distributions	15,837,234	28,807,303	165,881,764	300,613,660
Shares redeemed	(185,727,654)	(105,333,171)	(1,927,472,213)	(1,101,291,774)
Net increase (decrease)	(164,955,774)	1,290,674	$ (1,709,402,343)	$ 10,683,413
Class F
Shares sold	15,776,876	99,039,365	$ 166,385,140	$ 1,034,693,706
Reinvestment of distributions	16,579,002	28,596,970	173,625,773	298,455,388
Shares redeemed	(182,380,264)	(87,478,885)	(1,891,075,220)	(914,329,638)
Net increase (decrease)	(150,024,386)	40,157,450	$ (1,551,064,307)	$ 418,819,456

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Series High Income Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established various standing committees (Committees), each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its July 2014 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders. In connection with separate internal corporate reorganizations involving Fidelity Management & Research (U.K.) Inc. (FMR U.K.) and Fidelity Management & Research (Japan) Inc. (FMR Japan), the Board approved certain non-material amendments to the fund's sub-advisory agreements with FMR U.K. and FMR Japan to reflect that, after these reorganizations, FMR Investment Management (UK) Limited and Fidelity Management & Research (Japan) Limited will carry on the business of FMR U.K. and FMR Japan, respectively. The Board noted that no changes to the portfolio managers or to the foreign research or investment advisory services provided to the fund were expected in connection with either reorganization and that the same personnel and resources would continue to be available to the fund at the new entities.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of FMR and the sub-advisers (together, the Investment Advisers), and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services. The Board and the Fund Oversight and Research Committees reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading and risk management capabilities and resources and global compliance infrastructure, which are an integral part of the investment management process.

Semiannual Report

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

In 2014, the Board formed an ad hoc Committee on Transfer Agency Fees to review the variety of transfer agency fee structures throughout the industry and Fidelity's competitive positioning with respect to industry participants.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for income-oriented solutions; (iv) reducing fund expenses for certain index funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) launching sector-based exchange-traded funds and establishing a new Fidelity adviser to manage sector-based funds and products; (viii) continuing to develop and implement technology to improve security and increase efficiency; (ix) modifying the eligibility criteria for certain share classes to increase their marketability to a portion of the defined contribution plan market; (x) waiving redemption fees for certain qualified fund-of-fund and wrap programs and certain retirement plan transactions; and (xi) launching new Institutional Class shares of certain money market funds to attract and retain assets and to fill a gap in the money market fund lineup.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"). In its evaluation of fund investment performance, the Board gave particular attention to information indicating changes in performance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for any overperformance or underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods which may include full market cycles, and compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; issuer-specific information; tactical opportunities for investment; and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-year period, as shown below. Returns are shown compared to the 25th percentile (top of box, 75% beaten) and 75th percentile (bottom of box, 25% beaten) of the peer universe.

Semiannual Report

Fidelity Series High Income Fund

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month (or shorter) periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group is broader than the Lipper peer group used by the Board for performance comparisons because the Total Mapped Group combines several Lipper investment objective categories while the Lipper peer group does not. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Series High Income Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2013.

The Board also noted that, in August 2013, the ad hoc Committee on Management Fees was formed to conduct an in-depth review of the management fee rates of Fidelity's active equity mutual funds. The Committee focused on the following areas: (i) standard fee structures; (ii) research consumption and trading evolution; (iii) management fee competitiveness/profitability by category; and (iv) factors that drive institutional pricing.

Semiannual Report

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2013.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus sector fund assets previously under FMR's management and currently managed by Fidelity SelectCo, LLC). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board also considered that although the fund is offered only to other Fidelity funds, it continues to incur investment management expenses. The Board further noted that the fund may continue to realize benefits from the group fee structure, even though assets may not be expected to grow significantly at the fund level. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

Semiannual Report

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) fund performance trends and Fidelity's long-term strategies for certain funds; (ii) Fidelity's strategic marketing and product lineup goals; (iii) the methodology with respect to competitive fund data and peer group classifications; (iv) the arrangements with, and performance of, certain sub-advisers on behalf of the Fidelity funds, as well as certain proposed participating affiliate arrangements; (v) the realization of fall-out benefits in certain Fidelity business units; (vi) Fidelity's group fee structures, including the rationale for the individual fee rates of certain categories of funds and the definition of group assets; (vii) trends regarding industry use of performance fee structures and the performance adjustment methodologies applicable to the Fidelity funds; (viii) additional competitive analysis regarding the total expenses for certain classes; (ix) fund profitability methodology, including Fidelity's cost allocation methodology, and the impact of certain factors on fund profitability results; and (x) the process by which Fidelity determines sub-advisory fees for funds it advises.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

FSH-SANN-1214
1.924273.103

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor®

Short Duration High Income

Fund - Institutional Class

Semiannual Report

October 31, 2014

(Fidelity Cover Art)

Institutional Class
is a class of Fidelity® Short
Duration High Income Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2014 to October 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioB	Beginning Account Value May 1, 2014	Ending Account Value October 31, 2014	Expenses Paid During Period* May 1, 2014 to October 31, 2014
Class A	1.05%
Actual		$ 1,000.00	$ 997.70	$ 5.29
HypotheticalA		$ 1,000.00	$ 1,019.91	$ 5.35
Class T	1.05%
Actual		$ 1,000.00	$ 997.70	$ 5.29
HypotheticalA		$ 1,000.00	$ 1,019.91	$ 5.35
Class C	1.80%
Actual		$ 1,000.00	$ 993.90	$ 9.05
HypotheticalA		$ 1,000.00	$ 1,016.13	$ 9.15
Short Duration High Income	.80%
Actual		$ 1,000.00	$ 999.00	$ 4.03
HypotheticalA		$ 1,000.00	$ 1,021.17	$ 4.08
Institutional Class	.80%
Actual		$ 1,000.00	$ 999.00	$ 4.03
HypotheticalA		$ 1,000.00	$ 1,021.17	$ 4.08

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Holdings as of October 31, 2014
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
CEMEX S.A.B. de CV	3.5	1.5
Numericable Group SA	3.0	1.1
Advanced Micro Devices, Inc.	2.8	2.0
Schaeffler Holding Finance BV	2.8	2.8
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	2.7	3.4
	14.8
Top Five Market Sectors as of October 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Diversified Financial Services	9.8	11.0
Services	7.1	2.8
Energy	6.6	4.7
Healthcare	6.4	10.4
Air Transportation	6.1	3.9
Quality Diversification (% of fund's net assets)
As of October 31, 2014	As of April 30, 2014
AAA,AA,A 0.9%	AAA,AA,A 1.0%
BBB 6.8%	BBB 8.2%
BB 33.5%	BB 33.0%
B 41.9%	B 49.3%
CCC,CC,C 11.6%	CCC,CC,C 4.8%
Not Rated 0.5%	Not Rated 0.8%
Short-Term Investments and Net Other Assets 4.8%	Short-Term Investments and Net Other Assets 2.9%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Duration as of October 31, 2014
6 months ago
Years	2.5	2.3

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of October 31, 2014 *		As of April 30, 2014 **
	Nonconvertible Bonds 82.7%		Nonconvertible Bonds 85.8%
	Bank Loan Obligations 12.5%		Bank Loan Obligations 11.3%
	Short-Term Investments and Net Other Assets (Liabilities) 4.8%		Short-Term Investments and Net Other Assets (Liabilities) 2.9%
* Foreign investments	30.6%	** Foreign investments	23.9%

Semiannual Report

Investments October 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 82.7%
	Principal Amount	Value
Air Transportation - 5.7%
Air Canada 6.625% 5/15/18 (b)	$ 700,000	$ 719,670
Allegiant Travel Co. 5.5% 7/15/19	220,000	224,950
American Airlines Group, Inc. 5.5% 10/1/19 (b)	340,000	340,850
U.S. Airways Group, Inc. 6.125% 6/1/18	1,705,000	1,760,413
United Continental Holdings, Inc. 6.375% 6/1/18	1,000,000	1,045,000
XPO Logistics, Inc. 7.875% 9/1/19 (b)	115,000	120,463
		4,211,346
Automotive - 4.0%
American Axle & Manufacturing, Inc. 5.125% 2/15/19	660,000	669,900
Ford Motor Credit Co. LLC 2.875% 10/1/18	200,000	204,506
Schaeffler Holding Finance BV:
6.25% 11/15/19 pay-in-kind (b)(c)	200,000	207,000
6.875% 8/15/18 pay-in-kind (b)(c)	1,800,000	1,885,500
		2,966,906
Banks & Thrifts - 2.2%
Bank of America Corp.:
2% 1/11/18	150,000	150,327
6% 9/1/17	250,000	278,808
JPMorgan Chase & Co. 2.35% 1/28/19	200,000	201,375
Ocwen Financial Corp. 6.625% 5/15/19 (b)	775,000	728,500
Regions Bank 7.5% 5/15/18	250,000	293,077
		1,652,087
Broadcasting - 1.6%
Clear Channel Communications, Inc.:
5.5% 12/15/16	425,000	402,688
9% 12/15/19	685,000	692,278
10% 1/15/18	65,000	54,316
Gray Television, Inc. 7.5% 10/1/20	60,000	62,775
		1,212,057
Building Materials - 4.3%
Building Materials Holding Corp. 9% 9/15/18 (b)	95,000	102,363
CEMEX S.A.B. de CV 6.5% 12/10/19 (b)	2,420,000	2,592,403
Headwaters, Inc.:
7.25% 1/15/19	100,000	102,500
7.625% 4/1/19	400,000	418,000
		3,215,266
Cable TV - 3.6%
Cablevision Systems Corp. 7.75% 4/15/18	150,000	167,100
Nonconvertible Bonds - continued
	Principal Amount	Value
Cable TV - continued
Numericable Group SA 4.875% 5/15/19 (b)	$ 2,245,000	$ 2,239,388
Time Warner Cable, Inc. 5.85% 5/1/17	200,000	221,029
		2,627,517
Capital Goods - 0.3%
Roper Industries, Inc. 1.85% 11/15/17	200,000	201,436
Chemicals - 2.0%
LSB Industries, Inc. 7.75% 8/1/19	15,000	16,008
Nufarm Australia Ltd. 6.375% 10/15/19 (b)	500,000	502,500
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19	910,000	962,325
		1,480,833
Containers - 2.6%
Ardagh Finance Holdings SA 8.625% 6/15/19 pay-in-kind (b)(c)	920,000	910,733
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 3.2341% 12/15/19 (b)(c)	150,000	146,625
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 9% 4/15/19	800,000	836,000
		1,893,358
Diversified Financial Services - 9.4%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.75% 5/15/19 (b)	150,000	148,875
5% 10/1/21 (b)	150,000	156,000
Aircastle Ltd.:
4.625% 12/15/18	795,000	806,925
6.25% 12/1/19	665,000	708,225
Citigroup, Inc. 4.45% 1/10/17	200,000	212,903
Discover Financial Services 6.45% 6/12/17	200,000	223,250
Goldman Sachs Group, Inc. 1.3336% 11/15/18 (c)	200,000	202,048
Hyundai Capital America 2.55% 2/6/19 (b)	100,000	100,768
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
3.5% 3/15/17	610,000	606,950
4.875% 3/15/19	1,395,000	1,419,413
ILFC E-Capital Trust I 4.84% 12/21/65 (b)(c)	55,000	51,700
ILFC E-Capital Trust II 6.25% 12/21/65 (b)(c)	45,000	43,538
International Lease Finance Corp.:
3.875% 4/15/18	35,000	35,110
6.25% 5/15/19	175,000	191,406
Morgan Stanley 2.125% 4/25/18	150,000	150,416
Nonconvertible Bonds - continued
	Principal Amount	Value
Diversified Financial Services - continued
NiSource Finance Corp. 5.25% 9/15/17	$ 200,000	$ 220,607
SLM Corp.:
4.875% 6/17/19	825,000	837,375
5.5% 1/15/19	710,000	736,270
8.45% 6/15/18	65,000	74,263
		6,926,042
Electric Utilities - 2.1%
Atlantic Power Corp. 9% 11/15/18	455,000	457,275
DCP Midstream Operating LP 2.5% 12/1/17	100,000	101,952
RJS Power Holdings LLC 5.125% 7/15/19 (b)	995,000	990,025
		1,549,252
Energy - 5.7%
American Energy-Permian Basin LLC/ AEPB Finance Corp.:
6.7413% 8/1/19 (b)(c)	15,000	13,275
7.125% 11/1/20 (b)	50,000	43,250
Basic Energy Services, Inc. 7.75% 2/15/19	1,020,000	994,500
California Resources Corp. 5% 1/15/20 (b)	230,000	233,450
Consolidated Energy Finance SA 6.75% 10/15/19 (b)	260,000	265,200
Dynegy Finance I, Inc./Dynegy Finance II, Inc. 6.75% 11/1/19 (b)	570,000	589,950
Energy Partners Ltd. 8.25% 2/15/18	35,000	33,950
Everest Acquisition LLC/Everest Acquisition Finance, Inc.:
6.875% 5/1/19	130,000	135,200
9.375% 5/1/20	115,000	125,638
Exterran Holdings, Inc. 7.25% 12/1/18	55,000	56,513
Forbes Energy Services Ltd. 9% 6/15/19	445,000	429,425
Offshore Group Investment Ltd. 7.5% 11/1/19	280,000	238,700
Petroleos Mexicanos 3.5% 7/18/18	250,000	258,750
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.125% 11/15/19 (b)	190,000	192,850
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 5.5% 10/15/19 (b)	35,000	35,963
Western Gas Partners LP 2.6% 8/15/18	200,000	202,761
Whiting Petroleum Corp. 5% 3/15/19	320,000	331,200
		4,180,575
Environmental - 0.1%
Tervita Corp. 9.75% 11/1/19 (b)	120,000	103,200
Healthcare - 5.7%
Community Health Systems, Inc. 5.125% 8/15/18	1,115,000	1,159,600
Nonconvertible Bonds - continued
	Principal Amount	Value
Healthcare - continued
DJO Finance LLC/DJO Finance Corp.:
7.75% 4/15/18	$ 500,000	$ 505,000
9.875% 4/15/18	200,000	210,500
HCA Holdings, Inc.:
3.75% 3/15/19	305,000	305,763
4.25% 10/15/19	100,000	101,625
Tenet Healthcare Corp.:
5% 3/1/19 (b)	1,665,000	1,667,081
6.25% 11/1/18	240,000	260,700
		4,210,269
Homebuilders/Real Estate - 4.5%
Brandywine Operating Partnership LP 4.95% 4/15/18	150,000	161,804
D.R. Horton, Inc. 3.75% 3/1/19	230,000	230,288
DDR Corp. 4.75% 4/15/18	150,000	162,160
Essex Portfolio LP 5.5% 3/15/17	250,000	273,590
Lennar Corp. 4.125% 12/1/18	30,000	30,413
Liberty Property LP 6.625% 10/1/17	150,000	169,667
Mack-Cali Realty LP 2.5% 12/15/17	150,000	152,398
Standard Pacific Corp. 8.375% 5/15/18	420,000	486,150
Toll Brothers Finance Corp. 4% 12/31/18	335,000	339,188
Weyerhaeuser Real Estate Co. 4.375% 6/15/19 (b)	420,000	417,900
William Lyon Homes, Inc. 5.75% 4/15/19	890,000	885,550
		3,309,108
Insurance - 0.6%
American International Group, Inc. 5.45% 5/18/17	200,000	219,988
ING U.S., Inc. 2.9% 2/15/18	200,000	205,625
		425,613
Leisure - 0.5%
NCL Corp. Ltd. 5% 2/15/18	340,000	340,000
Metals/Mining - 5.6%
Anglo American Capital PLC 1.1806% 4/15/16 (b)(c)	200,000	200,802
FMG Resources (August 2006) Pty Ltd. 8.25% 11/1/19 (b)	1,145,000	1,187,938
Freeport-McMoRan, Inc. 2.375% 3/15/18	200,000	201,070
Imperial Metals Corp. 7% 3/15/19 (b)	900,000	852,750
Lundin Mining Corp. 7.5% 11/1/20 (b)	145,000	151,163
Peabody Energy Corp. 6% 11/15/18	1,355,000	1,310,963
Rain CII Carbon LLC/CII Carbon Corp. 8% 12/1/18 (b)	265,000	272,950
		4,177,636
Nonconvertible Bonds - continued
	Principal Amount	Value
Paper - 2.1%
Sappi Papier Holding GmbH:
7.75% 7/15/17 (b)	$ 1,275,000	$ 1,370,625
8.375% 6/15/19 (b)	200,000	217,000
		1,587,625
Publishing/Printing - 0.9%
Cenveo Corp. 6% 8/1/19 (b)	170,000	163,625
MHGE Parent LLC / MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (b)(c)	500,000	493,750
		657,375
Services - 6.1%
Abengoa Greenfield SA 6.5% 10/1/19 (b)	400,000	401,000
ADT Corp. 4.125% 4/15/19	1,975,000	1,957,719
APX Group, Inc. 6.375% 12/1/19	200,000	196,500
Bankrate, Inc. 6.125% 8/15/18 (b)	145,000	142,100
Blueline Rent Finance Corp./Volvo 7% 2/1/19 (b)	825,000	868,313
Hertz Corp. 4.25% 4/1/18	460,000	460,000
TransUnion Holding Co., Inc. 8.125% 6/15/18 pay-in-kind (c)	500,000	520,000
		4,545,632
Shipping - 3.4%
Aguila 3 SA 7.875% 1/31/18 (b)	1,550,000	1,553,875
Navios Maritime Holdings, Inc. 8.125% 2/15/19	1,020,000	986,850
		2,540,725
Steel - 0.6%
JMC Steel Group, Inc. 8.25% 3/15/18 (b)	305,000	309,575
Ryerson, Inc./Joseph T Ryerson & Son, Inc.:
9% 10/15/17	35,000	36,838
11.25% 10/15/18	105,000	114,450
		460,863
Super Retail - 1.3%
Best Buy Co., Inc. 5% 8/1/18	65,000	66,950
JC Penney Corp., Inc.:
5.75% 2/15/18	650,000	607,750
8.125% 10/1/19	295,000	283,200
		957,900
Technology - 2.9%
Advanced Micro Devices, Inc. 6.75% 3/1/19	2,235,000	2,112,075
Viasystems, Inc. 7.875% 5/1/19 (b)	50,000	53,000
		2,165,075
Nonconvertible Bonds - continued
	Principal Amount	Value
Telecommunications - 4.9%
Altice Financing SA 7.875% 12/15/19 (b)	$ 500,000	$ 533,125
AT&T, Inc. 1.1484% 11/27/18 (c)	200,000	203,439
Digicel Group Ltd. 8.25% 9/1/17 (b)	150,000	153,563
FairPoint Communications, Inc. 8.75% 8/15/19 (b)	195,000	205,725
Sprint Communications, Inc. 9% 11/15/18 (b)	490,000	576,363
T-Mobile U.S.A., Inc.:
5.25% 9/1/18	315,000	326,813
6.464% 4/28/19	1,275,000	1,329,188
Verizon Communications, Inc. 3.65% 9/14/18	250,000	264,393
		3,592,609
TOTAL NONCONVERTIBLE BONDS (Cost $62,055,267)		61,190,305
Bank Loan Obligations - 12.5%

Aerospace - 0.1%
TransDigm, Inc. Tranche D, term loan 3.75% 6/4/21 (c)	94,763	93,104
Air Transportation - 0.4%
American Airlines, Inc. Tranche B, term loan 4.25% 10/10/21 (c)	285,000	283,575
Automotive - 0.1%
Chrysler Group LLC term loan 3.25% 12/31/18 (c)	59,700	59,103
Broadcasting - 0.7%
Clear Channel Communications, Inc. Tranche D, term loan 6.904% 1/30/19 (c)	545,000	514,344
Building Materials - 0.2%
GYP Holdings III Corp.:
Tranche 1LN, term loan 4.75% 4/1/21 (c)	134,325	131,639
Tranche 2LN, term loan 7.75% 4/1/22 (c)	25,000	24,938
		156,577
Cable TV - 0.7%
Charter Communications Operating LLC Tranche F, term loan 3% 1/3/21 (c)	346,864	336,892
CSC Holdings LLC Tranche B, term loan 2.654% 4/17/20 (c)	88,054	86,187
Numericable LLC:
Tranche B 1LN, term loan 4.5% 5/8/20 (c)	67,019	67,114
Tranche B 2LN, term loan 4.5% 5/8/20 (c)	57,981	58,063
		548,256
Bank Loan Obligations - continued
	Principal Amount	Value
Capital Goods - 0.4%
Husky Injection Molding Systems Ltd.:
Tranche 1LN, term loan 4.25% 6/30/21 (c)	$ 229,125	$ 225,975
Tranche 2LN, term loan 7.25% 6/30/22 (c)	90,000	88,088
		314,063
Containers - 1.0%
Ardagh Holdings U.S.A., Inc. Tranche B, term loan 4% 12/17/19 (c)	255,000	252,769
Berlin Packaging, LLC:
Tranche 2LN, term loan 7.75% 10/1/22 (c)	50,000	49,875
Tranche B 1LN, term loan 4.5% 10/1/21 (c)	160,000	159,000
Signode Packaging Systems, Inc. Tranche B, term loan 4% 5/1/21 (c)	244,889	239,991
		701,635
Diversified Financial Services - 0.4%
IBC Capital U.S. LLC:
Tranche 2LN, term loan 8% 9/9/22 (c)	100,000	99,500
Tranche B 1LN, term loan 4.75% 9/11/21 (c)	25,000	24,875
TransUnion LLC Tranche B, term loan 4% 4/9/21 (c)	169,150	166,931
		291,306
Electric Utilities - 0.6%
Calpine Construction Finance Co. LP Tranche B 1LN, term loan 3% 5/3/20 (c)	265,351	257,059
Exgen Texas Power LLC Tranche B, term loan 5.75% 9/18/21 (c)	130,000	130,000
Southwire LLC, Tranche B, term loan 3.25% 2/10/21 (c)	39,800	38,606
		425,665
Energy - 0.9%
Chief Exploration & Development, LLC. Tranche 2LN, term loan 7.5% 5/16/21 (c)	75,000	72,375
Energy Transfer Equity LP Tranche B, term loan 3.25% 12/2/19 (c)	155,000	151,734
Fieldwood Energy, LLC:
Tranche 2LN, term loan 8.375% 9/30/20 (c)	105,000	101,063
Tranche B 1LN, term loan 3.875% 9/30/18 (c)	9,925	9,677
Moxie Patriot LLC Tranche B, term loan 6.75% 12/19/20 (c)	210,000	212,888
Seadrill Operating LP Tranche B, term loan 4% 2/21/21 (c)	139,000	131,162
		678,899
Bank Loan Obligations - continued
	Principal Amount	Value
Food & Drug Retail - 0.7%
Albertson's LLC Tranche B 3LN, term loan 4% 8/25/19 (c)	$ 445,000	$ 442,775
SUPERVALU, Inc. Tranche B, term loan 4.5% 3/21/19 (c)	99,140	97,281
		540,056
Food/Beverage/Tobacco - 0.1%
Arysta Lifescience SPC LLC Tranche B 2LN, term loan 8.25% 11/30/20 (c)	100,000	100,750
Gaming - 1.4%
Aristocrat International (Pty) Ltd. Tranche B, term loan 4.75% 10/20/21 (c)	240,000	238,500
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20 (c)	98,751	94,061
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (c)	99,750	94,014
Las Vegas Sands LLC Tranche B, term loan 3.25% 12/19/20 (c)	362,511	361,152
Scientific Games Corp. Tranch B 2LN, term loan 6% 10/21/21 (c)	240,000	234,912
		1,022,639
Healthcare - 0.7%
AmSurg Corp. Tranche B, term loan 3.75% 7/16/21 (c)	9,975	9,925
Endo Luxembourg Finance I Comp Tranche B, term loan 3.25% 2/28/21 (c)	69,650	68,736
Grifols, S.A. Tranche B, term loan 3.154% 2/27/21 (c)	218,900	216,164
MPH Acquisition Holdings LLC Tranche B, term loan 4% 3/31/21 (c)	85,091	83,495
Pharmedium Healthcare Corp.:
Tranche 2LN, term loan 7.75% 1/28/22 (c)	60,000	59,850
Tranche B 1LN, term loan 4.25% 1/28/21 (c)	116,400	114,072
		552,242
Leisure - 0.0%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 4.75% 5/30/21 (c)	14,963	14,925
Metals/Mining - 0.3%
Fortescue Metals Group Ltd. Tranche B, term loan 3.75% 6/30/19 (c)	133,650	130,309
Peabody Energy Corp. Tranche B, term loan 4.25% 9/24/20 (c)	99,497	95,766
		226,075
Bank Loan Obligations - continued
	Principal Amount	Value
Publishing/Printing - 0.5%
ARC Document Solutions, Inc. Tranche B, term loan 6.25% 12/20/18 (c)	$ 127,963	$ 127,963
Springer Science+Business Media Deutschland GmbH Tranche B 3LN, term loan 4.75% 8/14/20 (c)	255,000	252,450
		380,413
Restaurants - 0.6%
Dunkin Brands, Inc. Tranche B 4LN, term loan 3.25% 2/7/21 (c)	358,695	349,727
TGI Friday's, Inc.:
Tranche B 1LN, term loan 5.25% 7/15/20 (c)	34,706	34,619
Tranche B 2LN, term loan 9.25% 7/15/21 (c)	35,000	34,475
		418,821
Services - 1.0%
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 4.75% 11/26/20 (c)	69,475	68,867
Cactus Wellhead LLC Tranche B, term loan 7% 7/31/20 (c)	170,000	166,813
Garda World Security Corp.:
term loan 4% 11/8/20 (c)	173,631	169,724
Tranche DD, term loan 4% 11/8/20 (c)	44,417	43,418
Laureate Education, Inc. Tranche B, term loan 5% 6/16/18 (c)	198,978	192,014
Lineage Logistics Holdings, LLC. Tranche B, term loan 4.5% 4/7/21 (c)	69,650	68,170
		709,006
Shipping - 0.1%
YRC Worldwide, Inc. Tranche B, term loan 8.25% 2/13/19 (c)	39,700	38,906
Steel - 0.2%
Atkore International, Inc.:
Tranche 2LN, term loan 7.75% 10/9/21 (c)	45,000	44,213
Tranche B 1LN, term loan 4.5% 4/9/21 (c)	79,800	79,202
		123,415
Super Retail - 0.2%
JC Penney Corp., Inc. Tranche B, term loan:
5% 6/20/19 (c)	9,975	9,751
6% 5/22/18 (c)	169,144	167,241
		176,992
Bank Loan Obligations - continued
	Principal Amount	Value
Technology - 0.8%
DealerTrack Holdings, Inc. Tranche B LN, term loan 3.5% 2/28/21 (c)	$ 114,483	$ 113,052
Dell International LLC Tranche B, term loan 4.5% 4/29/20 (c)	262,673	263,015
Infor U.S., Inc. Tranche B 5LN, term loan 3.75% 6/3/20 (c)	14,600	14,381
NXP BV Tranche D, term loan 3.25% 1/11/20 (c)	54,450	53,837
Sungard Availability Services Capital, Inc. Tranche B, term loan 6% 3/31/19 (c)	203,975	181,538
		625,823
Telecommunications - 0.4%
Level 3 Financing, Inc. Tranche B 5LN, term loan 4.5% 1/31/22 (c)	280,000	281,064
TOTAL BANK LOAN OBLIGATIONS (Cost $9,409,823)		9,277,654
Money Market Funds - 2.4%
	Shares
Fidelity Cash Central Fund, 0.11% (a) (Cost $1,775,537)	1,775,537	1,775,537
TOTAL INVESTMENT PORTFOLIO - 97.6% (Cost $73,240,627)		72,243,496
NET OTHER ASSETS (LIABILITIES) - 2.4%		1,769,762
NET ASSETS - 100%		$ 74,013,258
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $25,256,262 or 34.1% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,538
Other Information

The following is a summary of the inputs used, as of October 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 61,190,305	$ -	$ 61,190,305	$ -
Bank Loan Obligations	9,277,654	-	9,277,654	-
Money Market Funds	1,775,537	1,775,537	-	-
Total Investments in Securities:	$ 72,243,496	$ 1,775,537	$ 70,467,959	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	69.4%
Luxembourg	5.9%
Mexico	3.9%
Canada	3.7%
France	3.0%
Netherlands	2.9%
Australia	2.8%
Bermuda	2.8%
Austria	2.1%
Marshall Islands	1.5%
Others (Individually Less Than 1%)	2.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	October 31, 2014 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $71,465,090)	$ 70,467,959
Fidelity Central Funds (cost $1,775,537)	1,775,537
Total Investments (cost $73,240,627)		$ 72,243,496
Cash		622,351
Receivable for investments sold		1,895,952
Receivable for fund shares sold		153,672
Interest receivable		1,070,520
Distributions receivable from Fidelity Central Funds		317
Prepaid expenses		316
Receivable from investment adviser for expense reductions		41,424
Other receivables		495
Total assets		76,028,543

Liabilities
Payable for investments purchased	$ 1,789,999
Payable for fund shares redeemed	126,940
Distributions payable	15,999
Accrued management fee	33,750
Distribution and service plan fees payable	4,807
Other affiliated payables	8,880
Other payables and accrued expenses	34,910
Total liabilities		2,015,285

Net Assets		$ 74,013,258
Net Assets consist of:
Paid in capital		$ 74,987,462
Undistributed net investment income		25,449
Accumulated undistributed net realized gain (loss) on investments		(2,522)
Net unrealized appreciation (depreciation) on investments		(997,131)
Net Assets		$ 74,013,258

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

October 31, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($4,620,580 ÷ 466,189 shares)	$ 9.91

Maximum offering price per share (100/96.00 of $9.91)	$ 10.32
Class T: Net Asset Value and redemption price per share ($3,134,855 ÷ 316,280 shares)	$ 9.91

Maximum offering price per share (100/96.00 of $9.91)	$ 10.32
Class C: Net Asset Value and offering price per share ($3,989,492 ÷ 402,504 shares)A	$ 9.91

Short Duration High Income: Net Asset Value, offering price and redemption price per share ($54,764,214 ÷ 5,525,208 shares)	$ 9.91

Institutional Class: Net Asset Value, offering price and redemption price per share ($7,504,117 ÷ 757,107 shares)	$ 9.91

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended October 31, 2014 (Unaudited)

Investment Income
Interest		$ 1,594,830
Income from Fidelity Central Funds		1,538
Total income		1,596,368

Expenses
Management fee	$ 201,683
Transfer agent fees	40,453
Distribution and service plan fees	27,237
Accounting fees and expenses	14,915
Custodian fees and expenses	8,602
Independent trustees' compensation	149
Registration fees	106,894
Audit	27,864
Legal	102
Miscellaneous	48
Total expenses before reductions	427,947
Expense reductions	(110,632)	317,315
Net investment income (loss)		1,279,053
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		698
Change in net unrealized appreciation (depreciation) on investment securities		(1,433,809)
Net gain (loss)		(1,433,111)
Net increase (decrease) in net assets resulting from operations		$ (154,058)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended October 31, 2014 (Unaudited)	For the period November 5, 2013 (commencement of operations) to April 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,279,053	$ 597,190
Net realized gain (loss)	698	(3,597)
Change in net unrealized appreciation (depreciation)	(1,433,809)	436,678
Net increase (decrease) in net assets resulting from operations	(154,058)	1,030,271
Distributions to shareholders from net investment income	(1,261,094)	(589,323)
Share transactions - net increase (decrease)	7,342,785	67,622,775
Redemption fees	15,793	6,109
Total increase (decrease) in net assets	5,943,426	68,069,832

Net Assets
Beginning of period	68,069,832	-
End of period (including undistributed net investment income of $25,449 and undistributed net investment income of $7,490, respectively)	$ 74,013,258	$ 68,069,832

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended October 31, 2014	Year ended April 30,
	(Unaudited)	2014 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.10	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.169	.132
Net realized and unrealized gain (loss)	(.194)	.091
Total from investment operations	(.025)	.223
Distributions from net investment income	(.167)	(.124)
Redemption fees added to paid in capital E	.002	.001
Net asset value, end of period	$ 9.91	$ 10.10
Total ReturnB, C, D	(.23)%	2.25%
Ratios to Average Net Assets F, I
Expenses before reductions	1.40%A	1.61%A
Expenses net of fee waivers, if any	1.05%A	1.05%A
Expenses net of all reductions	1.05%A	1.05%A
Net investment income (loss)	3.36%A	2.72%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,621	$ 3,043
Portfolio turnover rateG	87% A	20% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period November 5, 2013 (commencement of operations) to April 30, 2014.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended October 31, 2014	Year ended April 30,
	(Unaudited)	2014H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.10	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.170	.132
Net realized and unrealized gain (loss)	(.194)	.091
Total from investment operations	(.024)	.223
Distributions from net investment income	(.168)	(.124)
Redemption fees added to paid in capital E	.002	.001
Net asset value, end of period	$ 9.91	$ 10.10
Total ReturnB, C, D	(.23)%	2.25%
Ratios to Average Net Assets F, I
Expenses before reductions	1.40%A	1.61%A
Expenses net of fee waivers, if any	1.05%A	1.05%A
Expenses net of all reductions	1.05%A	1.05%A
Net investment income (loss)	3.35%A	2.72%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,135	$ 2,946
Portfolio turnover rateG	87% A	20% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period November 5, 2013 (commencement of operations) to April 30, 2014.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended October 31, 2014	Year ended April 30,
	(Unaudited)	2014H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.10	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.131	.096
Net realized and unrealized gain (loss)	(.193)	.090
Total from investment operations	(.062)	.186
Distributions from net investment income	(.130)	(.087)
Redemption fees added to paid in capital E	.002	.001
Net asset value, end of period	$ 9.91	$ 10.10
Total ReturnB, C, D	(.61)%	1.88%
Ratios to Average Net Assets F, I
Expenses before reductions	2.15%A	2.37%A
Expenses net of fee waivers, if any	1.80%A	1.80%A
Expenses net of all reductions	1.80%A	1.80%A
Net investment income (loss)	2.61%A	1.97%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,989	$ 3,114
Portfolio turnover rateG	87% A	20% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period November 5, 2013 (commencement of operations) to April 30, 2014.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Short Duration High Income

	Six months ended October 31, 2014	Year ended April 30,
	(Unaudited)	2014G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.10	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.183	.142
Net realized and unrealized gain (loss)	(.195)	.093
Total from investment operations	(.012)	.235
Distributions from net investment income	(.180)	(.136)
Redemption fees added to paid in capital D	.002	.001
Net asset value, end of period	$ 9.91	$ 10.10
Total ReturnB, C	(.10)%	2.37%
Ratios to Average Net Assets E, H
Expenses before reductions	1.09%A	1.24%A
Expenses net of fee waivers, if any	.80%A	.80%A
Expenses net of all reductions	.80%A	.80%A
Net investment income (loss)	3.61%A	2.96%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 54,764	$ 54,547
Portfolio turnover rateF	87% A	20% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period November 5, 2013 (commencement of operations) to April 30, 2014.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended October 31, 2014	Year ended April 30,
	(Unaudited)	2014G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.10	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.181	.143
Net realized and unrealized gain (loss)	(.193)	.091
Total from investment operations	(.012)	.234
Distributions from net investment income	(.180)	(.135)
Redemption fees added to paid in capital D	.002	.001
Net asset value, end of period	$ 9.91	$ 10.10
Total ReturnB, C	(.10)%	2.37%
Ratios to Average Net Assets E, H
Expenses before reductions	1.14%A	1.34%A
Expenses net of fee waivers, if any	.80%A	.80%A
Expenses net of all reductions	.80%A	.80%A
Net investment income (loss)	3.61%A	2.97%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,504	$ 4,419
Portfolio turnover rateF	87% A	20% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period November 5, 2013 (commencement of operations) to April 30, 2014.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2014 (Unaudited)

1. Organization.

Fidelity® Short Duration High Income Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Short Duration High Income and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and bank loan obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of October 31, 2014, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 323,882
Gross unrealized depreciation	(1,251,820)
Net unrealized appreciation (depreciation) on securities	$ (927,938)

Tax cost	$ 73,171,434

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration	$ (3,119)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale

Semiannual Report

3. Significant Accounting Policies - continued

Restricted Securities - continued

at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $36,344,124 and $30,156,608, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services.

For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 4,974	$ 4,974
Class T	-%	.25%	4,066	4,066
Class C	.75%	.25%	18,197	18,197
			$ 27,237	$ 27,237

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, and Class C redemptions. The deferred sales charges range from 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and ..25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,696
Class T	205
Class C*	128
$ 2,029

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 3,055.15
Class T	2,626.16
Class C	2,911.16
Short Duration High Income	27,335.10

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

	Amount	% of Class-Level Average Net Assets*
Institutional Class	$ 4,526.15
$ 40,453

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $48 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through June 30, 2015. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.05%	$ 6,936
Class T	1.05%	5,747
Class C	1.80%	6,348
Short Duration High Income	.80%	81,002
Institutional Class	.80%	10,564
		$ 110,597

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $35.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended October 31, 2014	Year ended April 30, 2014A
From net investment income
Class A	$ 66,730	$ 32,624
Class T	54,225	33,201
Class C	47,046	24,151
Short Duration High Income	982,545	455,094
Institutional Class	110,548	44,253
Total	$ 1,261,094	$ 589,323

A For the period November 5, 2013 (commencement of operations) to April 30, 2014.

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares	Shares	Dollars	Dollars
	Six months ended October 31, 2014	Year ended April 30, 2014A	Six months ended October 31, 2014	Year ended April 30, 2014A
Class A
Shares sold	189,331	298,414	$ 1,906,294	$ 2,988,334
Reinvestment of distributions	6,509	3,242	65,136	32,613
Shares redeemed	(30,999)	(308)	(310,035)	(3,108)
Net increase (decrease)	164,841	301,348	$ 1,661,395	$ 3,017,839
Class T
Shares sold	65,056	289,499	$ 655,883	$ 2,897,407
Reinvestment of distributions	5,344	3,300	53,549	33,200
Shares redeemed	(45,829)	(1,090)	(458,785)	(11,000)
Net increase (decrease)	24,571	291,709	$ 250,647	$ 2,919,607
Class C
Shares sold	129,613	305,988	$ 1,299,773	$ 3,063,328
Reinvestment of distributions	4,563	2,399	45,697	24,149
Shares redeemed	(40,036)	(23)	(397,822)	(237)
Net increase (decrease)	94,140	308,364	$ 947,648	$ 3,087,240

Semiannual Report

9. Share Transactions - continued

	Shares	Shares	Dollars	Dollars
	Six months ended October 31, 2014	Year ended April 30, 2014A	Six months ended October 31, 2014	Year ended April 30, 2014A
Short Duration High Income
Shares sold	1,892,711	5,525,954	$ 18,978,498	$ 55,472,301
Reinvestment of distributions	89,531	41,070	897,163	413,727
Shares redeemed	(1,858,112)	(165,946)	(18,611,840)	(1,674,509)
Net increase (decrease)	124,130	5,401,078	$ 1,263,821	$ 54,211,519
Institutional Class
Shares sold	345,753	450,882	$ 3,482,150	$ 4,520,932
Reinvestment of distributions	9,849	4,389	98,572	44,172
Shares redeemed	(36,087)	(17,679)	(361,448)	(178,534)
Net increase (decrease)	319,515	437,592	$ 3,219,274	$ 4,386,570

A For the period November 5, 2013 (commencement of operations) to April 30, 2014.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 28% of the total outstanding shares of the Fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Short Duration High Income Fund

In connection with a separate internal corporate reorganization involving Fidelity Management & Research (Japan) Inc. (FMR Japan), the Board approved certain non-material amendments to the fund's subadvisory agreement with FMR Japan to reflect that, after this reorganization, Fidelity Management & Research (Japan) Limited will carry on the business of FMR Japan.  The Board noted that no changes to the portfolio managers or to the foreign research or investment advisory services provided to the fund were expected in connection with the reorganization and that the same personnel and resources will be available to the fund with the new entity.  After considering all of the factors it believed relevant, the Board concluded that the amended sub-advisory agreement should be approved.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments Money Management, Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)

ASDHI-USAN-1214
1.969425.100

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor®

Short Duration High Income

Fund - Class A, Class T, and Class C

Semiannual Report

October 31, 2014

(Fidelity Cover Art)

Class A, Class T,
and Class C are
classes of Fidelity® Short
Duration High Income Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2014 to October 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioB	Beginning Account Value May 1, 2014	Ending Account Value October 31, 2014	Expenses Paid During Period* May 1, 2014 to October 31, 2014
Class A	1.05%
Actual		$ 1,000.00	$ 997.70	$ 5.29
HypotheticalA		$ 1,000.00	$ 1,019.91	$ 5.35
Class T	1.05%
Actual		$ 1,000.00	$ 997.70	$ 5.29
HypotheticalA		$ 1,000.00	$ 1,019.91	$ 5.35
Class C	1.80%
Actual		$ 1,000.00	$ 993.90	$ 9.05
HypotheticalA		$ 1,000.00	$ 1,016.13	$ 9.15
Short Duration High Income	.80%
Actual		$ 1,000.00	$ 999.00	$ 4.03
HypotheticalA		$ 1,000.00	$ 1,021.17	$ 4.08
Institutional Class	.80%
Actual		$ 1,000.00	$ 999.00	$ 4.03
HypotheticalA		$ 1,000.00	$ 1,021.17	$ 4.08

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Holdings as of October 31, 2014
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
CEMEX S.A.B. de CV	3.5	1.5
Numericable Group SA	3.0	1.1
Advanced Micro Devices, Inc.	2.8	2.0
Schaeffler Holding Finance BV	2.8	2.8
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	2.7	3.4
	14.8
Top Five Market Sectors as of October 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Diversified Financial Services	9.8	11.0
Services	7.1	2.8
Energy	6.6	4.7
Healthcare	6.4	10.4
Air Transportation	6.1	3.9
Quality Diversification (% of fund's net assets)
As of October 31, 2014	As of April 30, 2014
AAA,AA,A 0.9%	AAA,AA,A 1.0%
BBB 6.8%	BBB 8.2%
BB 33.5%	BB 33.0%
B 41.9%	B 49.3%
CCC,CC,C 11.6%	CCC,CC,C 4.8%
Not Rated 0.5%	Not Rated 0.8%
Short-Term Investments and Net Other Assets 4.8%	Short-Term Investments and Net Other Assets 2.9%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Duration as of October 31, 2014
6 months ago
Years	2.5	2.3

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of October 31, 2014 *		As of April 30, 2014 **
	Nonconvertible Bonds 82.7%		Nonconvertible Bonds 85.8%
	Bank Loan Obligations 12.5%		Bank Loan Obligations 11.3%
	Short-Term Investments and Net Other Assets (Liabilities) 4.8%		Short-Term Investments and Net Other Assets (Liabilities) 2.9%
* Foreign investments	30.6%	** Foreign investments	23.9%

Semiannual Report

Investments October 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 82.7%
	Principal Amount	Value
Air Transportation - 5.7%
Air Canada 6.625% 5/15/18 (b)	$ 700,000	$ 719,670
Allegiant Travel Co. 5.5% 7/15/19	220,000	224,950
American Airlines Group, Inc. 5.5% 10/1/19 (b)	340,000	340,850
U.S. Airways Group, Inc. 6.125% 6/1/18	1,705,000	1,760,413
United Continental Holdings, Inc. 6.375% 6/1/18	1,000,000	1,045,000
XPO Logistics, Inc. 7.875% 9/1/19 (b)	115,000	120,463
		4,211,346
Automotive - 4.0%
American Axle & Manufacturing, Inc. 5.125% 2/15/19	660,000	669,900
Ford Motor Credit Co. LLC 2.875% 10/1/18	200,000	204,506
Schaeffler Holding Finance BV:
6.25% 11/15/19 pay-in-kind (b)(c)	200,000	207,000
6.875% 8/15/18 pay-in-kind (b)(c)	1,800,000	1,885,500
		2,966,906
Banks & Thrifts - 2.2%
Bank of America Corp.:
2% 1/11/18	150,000	150,327
6% 9/1/17	250,000	278,808
JPMorgan Chase & Co. 2.35% 1/28/19	200,000	201,375
Ocwen Financial Corp. 6.625% 5/15/19 (b)	775,000	728,500
Regions Bank 7.5% 5/15/18	250,000	293,077
		1,652,087
Broadcasting - 1.6%
Clear Channel Communications, Inc.:
5.5% 12/15/16	425,000	402,688
9% 12/15/19	685,000	692,278
10% 1/15/18	65,000	54,316
Gray Television, Inc. 7.5% 10/1/20	60,000	62,775
		1,212,057
Building Materials - 4.3%
Building Materials Holding Corp. 9% 9/15/18 (b)	95,000	102,363
CEMEX S.A.B. de CV 6.5% 12/10/19 (b)	2,420,000	2,592,403
Headwaters, Inc.:
7.25% 1/15/19	100,000	102,500
7.625% 4/1/19	400,000	418,000
		3,215,266
Cable TV - 3.6%
Cablevision Systems Corp. 7.75% 4/15/18	150,000	167,100
Nonconvertible Bonds - continued
	Principal Amount	Value
Cable TV - continued
Numericable Group SA 4.875% 5/15/19 (b)	$ 2,245,000	$ 2,239,388
Time Warner Cable, Inc. 5.85% 5/1/17	200,000	221,029
		2,627,517
Capital Goods - 0.3%
Roper Industries, Inc. 1.85% 11/15/17	200,000	201,436
Chemicals - 2.0%
LSB Industries, Inc. 7.75% 8/1/19	15,000	16,008
Nufarm Australia Ltd. 6.375% 10/15/19 (b)	500,000	502,500
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19	910,000	962,325
		1,480,833
Containers - 2.6%
Ardagh Finance Holdings SA 8.625% 6/15/19 pay-in-kind (b)(c)	920,000	910,733
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 3.2341% 12/15/19 (b)(c)	150,000	146,625
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 9% 4/15/19	800,000	836,000
		1,893,358
Diversified Financial Services - 9.4%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.75% 5/15/19 (b)	150,000	148,875
5% 10/1/21 (b)	150,000	156,000
Aircastle Ltd.:
4.625% 12/15/18	795,000	806,925
6.25% 12/1/19	665,000	708,225
Citigroup, Inc. 4.45% 1/10/17	200,000	212,903
Discover Financial Services 6.45% 6/12/17	200,000	223,250
Goldman Sachs Group, Inc. 1.3336% 11/15/18 (c)	200,000	202,048
Hyundai Capital America 2.55% 2/6/19 (b)	100,000	100,768
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
3.5% 3/15/17	610,000	606,950
4.875% 3/15/19	1,395,000	1,419,413
ILFC E-Capital Trust I 4.84% 12/21/65 (b)(c)	55,000	51,700
ILFC E-Capital Trust II 6.25% 12/21/65 (b)(c)	45,000	43,538
International Lease Finance Corp.:
3.875% 4/15/18	35,000	35,110
6.25% 5/15/19	175,000	191,406
Morgan Stanley 2.125% 4/25/18	150,000	150,416
Nonconvertible Bonds - continued
	Principal Amount	Value
Diversified Financial Services - continued
NiSource Finance Corp. 5.25% 9/15/17	$ 200,000	$ 220,607
SLM Corp.:
4.875% 6/17/19	825,000	837,375
5.5% 1/15/19	710,000	736,270
8.45% 6/15/18	65,000	74,263
		6,926,042
Electric Utilities - 2.1%
Atlantic Power Corp. 9% 11/15/18	455,000	457,275
DCP Midstream Operating LP 2.5% 12/1/17	100,000	101,952
RJS Power Holdings LLC 5.125% 7/15/19 (b)	995,000	990,025
		1,549,252
Energy - 5.7%
American Energy-Permian Basin LLC/ AEPB Finance Corp.:
6.7413% 8/1/19 (b)(c)	15,000	13,275
7.125% 11/1/20 (b)	50,000	43,250
Basic Energy Services, Inc. 7.75% 2/15/19	1,020,000	994,500
California Resources Corp. 5% 1/15/20 (b)	230,000	233,450
Consolidated Energy Finance SA 6.75% 10/15/19 (b)	260,000	265,200
Dynegy Finance I, Inc./Dynegy Finance II, Inc. 6.75% 11/1/19 (b)	570,000	589,950
Energy Partners Ltd. 8.25% 2/15/18	35,000	33,950
Everest Acquisition LLC/Everest Acquisition Finance, Inc.:
6.875% 5/1/19	130,000	135,200
9.375% 5/1/20	115,000	125,638
Exterran Holdings, Inc. 7.25% 12/1/18	55,000	56,513
Forbes Energy Services Ltd. 9% 6/15/19	445,000	429,425
Offshore Group Investment Ltd. 7.5% 11/1/19	280,000	238,700
Petroleos Mexicanos 3.5% 7/18/18	250,000	258,750
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.125% 11/15/19 (b)	190,000	192,850
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 5.5% 10/15/19 (b)	35,000	35,963
Western Gas Partners LP 2.6% 8/15/18	200,000	202,761
Whiting Petroleum Corp. 5% 3/15/19	320,000	331,200
		4,180,575
Environmental - 0.1%
Tervita Corp. 9.75% 11/1/19 (b)	120,000	103,200
Healthcare - 5.7%
Community Health Systems, Inc. 5.125% 8/15/18	1,115,000	1,159,600
Nonconvertible Bonds - continued
	Principal Amount	Value
Healthcare - continued
DJO Finance LLC/DJO Finance Corp.:
7.75% 4/15/18	$ 500,000	$ 505,000
9.875% 4/15/18	200,000	210,500
HCA Holdings, Inc.:
3.75% 3/15/19	305,000	305,763
4.25% 10/15/19	100,000	101,625
Tenet Healthcare Corp.:
5% 3/1/19 (b)	1,665,000	1,667,081
6.25% 11/1/18	240,000	260,700
		4,210,269
Homebuilders/Real Estate - 4.5%
Brandywine Operating Partnership LP 4.95% 4/15/18	150,000	161,804
D.R. Horton, Inc. 3.75% 3/1/19	230,000	230,288
DDR Corp. 4.75% 4/15/18	150,000	162,160
Essex Portfolio LP 5.5% 3/15/17	250,000	273,590
Lennar Corp. 4.125% 12/1/18	30,000	30,413
Liberty Property LP 6.625% 10/1/17	150,000	169,667
Mack-Cali Realty LP 2.5% 12/15/17	150,000	152,398
Standard Pacific Corp. 8.375% 5/15/18	420,000	486,150
Toll Brothers Finance Corp. 4% 12/31/18	335,000	339,188
Weyerhaeuser Real Estate Co. 4.375% 6/15/19 (b)	420,000	417,900
William Lyon Homes, Inc. 5.75% 4/15/19	890,000	885,550
		3,309,108
Insurance - 0.6%
American International Group, Inc. 5.45% 5/18/17	200,000	219,988
ING U.S., Inc. 2.9% 2/15/18	200,000	205,625
		425,613
Leisure - 0.5%
NCL Corp. Ltd. 5% 2/15/18	340,000	340,000
Metals/Mining - 5.6%
Anglo American Capital PLC 1.1806% 4/15/16 (b)(c)	200,000	200,802
FMG Resources (August 2006) Pty Ltd. 8.25% 11/1/19 (b)	1,145,000	1,187,938
Freeport-McMoRan, Inc. 2.375% 3/15/18	200,000	201,070
Imperial Metals Corp. 7% 3/15/19 (b)	900,000	852,750
Lundin Mining Corp. 7.5% 11/1/20 (b)	145,000	151,163
Peabody Energy Corp. 6% 11/15/18	1,355,000	1,310,963
Rain CII Carbon LLC/CII Carbon Corp. 8% 12/1/18 (b)	265,000	272,950
		4,177,636
Nonconvertible Bonds - continued
	Principal Amount	Value
Paper - 2.1%
Sappi Papier Holding GmbH:
7.75% 7/15/17 (b)	$ 1,275,000	$ 1,370,625
8.375% 6/15/19 (b)	200,000	217,000
		1,587,625
Publishing/Printing - 0.9%
Cenveo Corp. 6% 8/1/19 (b)	170,000	163,625
MHGE Parent LLC / MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (b)(c)	500,000	493,750
		657,375
Services - 6.1%
Abengoa Greenfield SA 6.5% 10/1/19 (b)	400,000	401,000
ADT Corp. 4.125% 4/15/19	1,975,000	1,957,719
APX Group, Inc. 6.375% 12/1/19	200,000	196,500
Bankrate, Inc. 6.125% 8/15/18 (b)	145,000	142,100
Blueline Rent Finance Corp./Volvo 7% 2/1/19 (b)	825,000	868,313
Hertz Corp. 4.25% 4/1/18	460,000	460,000
TransUnion Holding Co., Inc. 8.125% 6/15/18 pay-in-kind (c)	500,000	520,000
		4,545,632
Shipping - 3.4%
Aguila 3 SA 7.875% 1/31/18 (b)	1,550,000	1,553,875
Navios Maritime Holdings, Inc. 8.125% 2/15/19	1,020,000	986,850
		2,540,725
Steel - 0.6%
JMC Steel Group, Inc. 8.25% 3/15/18 (b)	305,000	309,575
Ryerson, Inc./Joseph T Ryerson & Son, Inc.:
9% 10/15/17	35,000	36,838
11.25% 10/15/18	105,000	114,450
		460,863
Super Retail - 1.3%
Best Buy Co., Inc. 5% 8/1/18	65,000	66,950
JC Penney Corp., Inc.:
5.75% 2/15/18	650,000	607,750
8.125% 10/1/19	295,000	283,200
		957,900
Technology - 2.9%
Advanced Micro Devices, Inc. 6.75% 3/1/19	2,235,000	2,112,075
Viasystems, Inc. 7.875% 5/1/19 (b)	50,000	53,000
		2,165,075
Nonconvertible Bonds - continued
	Principal Amount	Value
Telecommunications - 4.9%
Altice Financing SA 7.875% 12/15/19 (b)	$ 500,000	$ 533,125
AT&T, Inc. 1.1484% 11/27/18 (c)	200,000	203,439
Digicel Group Ltd. 8.25% 9/1/17 (b)	150,000	153,563
FairPoint Communications, Inc. 8.75% 8/15/19 (b)	195,000	205,725
Sprint Communications, Inc. 9% 11/15/18 (b)	490,000	576,363
T-Mobile U.S.A., Inc.:
5.25% 9/1/18	315,000	326,813
6.464% 4/28/19	1,275,000	1,329,188
Verizon Communications, Inc. 3.65% 9/14/18	250,000	264,393
		3,592,609
TOTAL NONCONVERTIBLE BONDS (Cost $62,055,267)		61,190,305
Bank Loan Obligations - 12.5%

Aerospace - 0.1%
TransDigm, Inc. Tranche D, term loan 3.75% 6/4/21 (c)	94,763	93,104
Air Transportation - 0.4%
American Airlines, Inc. Tranche B, term loan 4.25% 10/10/21 (c)	285,000	283,575
Automotive - 0.1%
Chrysler Group LLC term loan 3.25% 12/31/18 (c)	59,700	59,103
Broadcasting - 0.7%
Clear Channel Communications, Inc. Tranche D, term loan 6.904% 1/30/19 (c)	545,000	514,344
Building Materials - 0.2%
GYP Holdings III Corp.:
Tranche 1LN, term loan 4.75% 4/1/21 (c)	134,325	131,639
Tranche 2LN, term loan 7.75% 4/1/22 (c)	25,000	24,938
		156,577
Cable TV - 0.7%
Charter Communications Operating LLC Tranche F, term loan 3% 1/3/21 (c)	346,864	336,892
CSC Holdings LLC Tranche B, term loan 2.654% 4/17/20 (c)	88,054	86,187
Numericable LLC:
Tranche B 1LN, term loan 4.5% 5/8/20 (c)	67,019	67,114
Tranche B 2LN, term loan 4.5% 5/8/20 (c)	57,981	58,063
		548,256
Bank Loan Obligations - continued
	Principal Amount	Value
Capital Goods - 0.4%
Husky Injection Molding Systems Ltd.:
Tranche 1LN, term loan 4.25% 6/30/21 (c)	$ 229,125	$ 225,975
Tranche 2LN, term loan 7.25% 6/30/22 (c)	90,000	88,088
		314,063
Containers - 1.0%
Ardagh Holdings U.S.A., Inc. Tranche B, term loan 4% 12/17/19 (c)	255,000	252,769
Berlin Packaging, LLC:
Tranche 2LN, term loan 7.75% 10/1/22 (c)	50,000	49,875
Tranche B 1LN, term loan 4.5% 10/1/21 (c)	160,000	159,000
Signode Packaging Systems, Inc. Tranche B, term loan 4% 5/1/21 (c)	244,889	239,991
		701,635
Diversified Financial Services - 0.4%
IBC Capital U.S. LLC:
Tranche 2LN, term loan 8% 9/9/22 (c)	100,000	99,500
Tranche B 1LN, term loan 4.75% 9/11/21 (c)	25,000	24,875
TransUnion LLC Tranche B, term loan 4% 4/9/21 (c)	169,150	166,931
		291,306
Electric Utilities - 0.6%
Calpine Construction Finance Co. LP Tranche B 1LN, term loan 3% 5/3/20 (c)	265,351	257,059
Exgen Texas Power LLC Tranche B, term loan 5.75% 9/18/21 (c)	130,000	130,000
Southwire LLC, Tranche B, term loan 3.25% 2/10/21 (c)	39,800	38,606
		425,665
Energy - 0.9%
Chief Exploration & Development, LLC. Tranche 2LN, term loan 7.5% 5/16/21 (c)	75,000	72,375
Energy Transfer Equity LP Tranche B, term loan 3.25% 12/2/19 (c)	155,000	151,734
Fieldwood Energy, LLC:
Tranche 2LN, term loan 8.375% 9/30/20 (c)	105,000	101,063
Tranche B 1LN, term loan 3.875% 9/30/18 (c)	9,925	9,677
Moxie Patriot LLC Tranche B, term loan 6.75% 12/19/20 (c)	210,000	212,888
Seadrill Operating LP Tranche B, term loan 4% 2/21/21 (c)	139,000	131,162
		678,899
Bank Loan Obligations - continued
	Principal Amount	Value
Food & Drug Retail - 0.7%
Albertson's LLC Tranche B 3LN, term loan 4% 8/25/19 (c)	$ 445,000	$ 442,775
SUPERVALU, Inc. Tranche B, term loan 4.5% 3/21/19 (c)	99,140	97,281
		540,056
Food/Beverage/Tobacco - 0.1%
Arysta Lifescience SPC LLC Tranche B 2LN, term loan 8.25% 11/30/20 (c)	100,000	100,750
Gaming - 1.4%
Aristocrat International (Pty) Ltd. Tranche B, term loan 4.75% 10/20/21 (c)	240,000	238,500
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20 (c)	98,751	94,061
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (c)	99,750	94,014
Las Vegas Sands LLC Tranche B, term loan 3.25% 12/19/20 (c)	362,511	361,152
Scientific Games Corp. Tranch B 2LN, term loan 6% 10/21/21 (c)	240,000	234,912
		1,022,639
Healthcare - 0.7%
AmSurg Corp. Tranche B, term loan 3.75% 7/16/21 (c)	9,975	9,925
Endo Luxembourg Finance I Comp Tranche B, term loan 3.25% 2/28/21 (c)	69,650	68,736
Grifols, S.A. Tranche B, term loan 3.154% 2/27/21 (c)	218,900	216,164
MPH Acquisition Holdings LLC Tranche B, term loan 4% 3/31/21 (c)	85,091	83,495
Pharmedium Healthcare Corp.:
Tranche 2LN, term loan 7.75% 1/28/22 (c)	60,000	59,850
Tranche B 1LN, term loan 4.25% 1/28/21 (c)	116,400	114,072
		552,242
Leisure - 0.0%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 4.75% 5/30/21 (c)	14,963	14,925
Metals/Mining - 0.3%
Fortescue Metals Group Ltd. Tranche B, term loan 3.75% 6/30/19 (c)	133,650	130,309
Peabody Energy Corp. Tranche B, term loan 4.25% 9/24/20 (c)	99,497	95,766
		226,075
Bank Loan Obligations - continued
	Principal Amount	Value
Publishing/Printing - 0.5%
ARC Document Solutions, Inc. Tranche B, term loan 6.25% 12/20/18 (c)	$ 127,963	$ 127,963
Springer Science+Business Media Deutschland GmbH Tranche B 3LN, term loan 4.75% 8/14/20 (c)	255,000	252,450
		380,413
Restaurants - 0.6%
Dunkin Brands, Inc. Tranche B 4LN, term loan 3.25% 2/7/21 (c)	358,695	349,727
TGI Friday's, Inc.:
Tranche B 1LN, term loan 5.25% 7/15/20 (c)	34,706	34,619
Tranche B 2LN, term loan 9.25% 7/15/21 (c)	35,000	34,475
		418,821
Services - 1.0%
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 4.75% 11/26/20 (c)	69,475	68,867
Cactus Wellhead LLC Tranche B, term loan 7% 7/31/20 (c)	170,000	166,813
Garda World Security Corp.:
term loan 4% 11/8/20 (c)	173,631	169,724
Tranche DD, term loan 4% 11/8/20 (c)	44,417	43,418
Laureate Education, Inc. Tranche B, term loan 5% 6/16/18 (c)	198,978	192,014
Lineage Logistics Holdings, LLC. Tranche B, term loan 4.5% 4/7/21 (c)	69,650	68,170
		709,006
Shipping - 0.1%
YRC Worldwide, Inc. Tranche B, term loan 8.25% 2/13/19 (c)	39,700	38,906
Steel - 0.2%
Atkore International, Inc.:
Tranche 2LN, term loan 7.75% 10/9/21 (c)	45,000	44,213
Tranche B 1LN, term loan 4.5% 4/9/21 (c)	79,800	79,202
		123,415
Super Retail - 0.2%
JC Penney Corp., Inc. Tranche B, term loan:
5% 6/20/19 (c)	9,975	9,751
6% 5/22/18 (c)	169,144	167,241
		176,992
Bank Loan Obligations - continued
	Principal Amount	Value
Technology - 0.8%
DealerTrack Holdings, Inc. Tranche B LN, term loan 3.5% 2/28/21 (c)	$ 114,483	$ 113,052
Dell International LLC Tranche B, term loan 4.5% 4/29/20 (c)	262,673	263,015
Infor U.S., Inc. Tranche B 5LN, term loan 3.75% 6/3/20 (c)	14,600	14,381
NXP BV Tranche D, term loan 3.25% 1/11/20 (c)	54,450	53,837
Sungard Availability Services Capital, Inc. Tranche B, term loan 6% 3/31/19 (c)	203,975	181,538
		625,823
Telecommunications - 0.4%
Level 3 Financing, Inc. Tranche B 5LN, term loan 4.5% 1/31/22 (c)	280,000	281,064
TOTAL BANK LOAN OBLIGATIONS (Cost $9,409,823)		9,277,654
Money Market Funds - 2.4%
	Shares
Fidelity Cash Central Fund, 0.11% (a) (Cost $1,775,537)	1,775,537	1,775,537
TOTAL INVESTMENT PORTFOLIO - 97.6% (Cost $73,240,627)		72,243,496
NET OTHER ASSETS (LIABILITIES) - 2.4%		1,769,762
NET ASSETS - 100%		$ 74,013,258
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $25,256,262 or 34.1% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,538
Other Information

The following is a summary of the inputs used, as of October 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 61,190,305	$ -	$ 61,190,305	$ -
Bank Loan Obligations	9,277,654	-	9,277,654	-
Money Market Funds	1,775,537	1,775,537	-	-
Total Investments in Securities:	$ 72,243,496	$ 1,775,537	$ 70,467,959	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	69.4%
Luxembourg	5.9%
Mexico	3.9%
Canada	3.7%
France	3.0%
Netherlands	2.9%
Australia	2.8%
Bermuda	2.8%
Austria	2.1%
Marshall Islands	1.5%
Others (Individually Less Than 1%)	2.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	October 31, 2014 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $71,465,090)	$ 70,467,959
Fidelity Central Funds (cost $1,775,537)	1,775,537
Total Investments (cost $73,240,627)		$ 72,243,496
Cash		622,351
Receivable for investments sold		1,895,952
Receivable for fund shares sold		153,672
Interest receivable		1,070,520
Distributions receivable from Fidelity Central Funds		317
Prepaid expenses		316
Receivable from investment adviser for expense reductions		41,424
Other receivables		495
Total assets		76,028,543

Liabilities
Payable for investments purchased	$ 1,789,999
Payable for fund shares redeemed	126,940
Distributions payable	15,999
Accrued management fee	33,750
Distribution and service plan fees payable	4,807
Other affiliated payables	8,880
Other payables and accrued expenses	34,910
Total liabilities		2,015,285

Net Assets		$ 74,013,258
Net Assets consist of:
Paid in capital		$ 74,987,462
Undistributed net investment income		25,449
Accumulated undistributed net realized gain (loss) on investments		(2,522)
Net unrealized appreciation (depreciation) on investments		(997,131)
Net Assets		$ 74,013,258

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

October 31, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($4,620,580 ÷ 466,189 shares)	$ 9.91

Maximum offering price per share (100/96.00 of $9.91)	$ 10.32
Class T: Net Asset Value and redemption price per share ($3,134,855 ÷ 316,280 shares)	$ 9.91

Maximum offering price per share (100/96.00 of $9.91)	$ 10.32
Class C: Net Asset Value and offering price per share ($3,989,492 ÷ 402,504 shares)A	$ 9.91

Short Duration High Income: Net Asset Value, offering price and redemption price per share ($54,764,214 ÷ 5,525,208 shares)	$ 9.91

Institutional Class: Net Asset Value, offering price and redemption price per share ($7,504,117 ÷ 757,107 shares)	$ 9.91

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended October 31, 2014 (Unaudited)

Investment Income
Interest		$ 1,594,830
Income from Fidelity Central Funds		1,538
Total income		1,596,368

Expenses
Management fee	$ 201,683
Transfer agent fees	40,453
Distribution and service plan fees	27,237
Accounting fees and expenses	14,915
Custodian fees and expenses	8,602
Independent trustees' compensation	149
Registration fees	106,894
Audit	27,864
Legal	102
Miscellaneous	48
Total expenses before reductions	427,947
Expense reductions	(110,632)	317,315
Net investment income (loss)		1,279,053
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		698
Change in net unrealized appreciation (depreciation) on investment securities		(1,433,809)
Net gain (loss)		(1,433,111)
Net increase (decrease) in net assets resulting from operations		$ (154,058)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended October 31, 2014 (Unaudited)	For the period November 5, 2013 (commencement of operations) to April 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,279,053	$ 597,190
Net realized gain (loss)	698	(3,597)
Change in net unrealized appreciation (depreciation)	(1,433,809)	436,678
Net increase (decrease) in net assets resulting from operations	(154,058)	1,030,271
Distributions to shareholders from net investment income	(1,261,094)	(589,323)
Share transactions - net increase (decrease)	7,342,785	67,622,775
Redemption fees	15,793	6,109
Total increase (decrease) in net assets	5,943,426	68,069,832

Net Assets
Beginning of period	68,069,832	-
End of period (including undistributed net investment income of $25,449 and undistributed net investment income of $7,490, respectively)	$ 74,013,258	$ 68,069,832

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended October 31, 2014	Year ended April 30,
	(Unaudited)	2014 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.10	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.169	.132
Net realized and unrealized gain (loss)	(.194)	.091
Total from investment operations	(.025)	.223
Distributions from net investment income	(.167)	(.124)
Redemption fees added to paid in capital E	.002	.001
Net asset value, end of period	$ 9.91	$ 10.10
Total ReturnB, C, D	(.23)%	2.25%
Ratios to Average Net Assets F, I
Expenses before reductions	1.40%A	1.61%A
Expenses net of fee waivers, if any	1.05%A	1.05%A
Expenses net of all reductions	1.05%A	1.05%A
Net investment income (loss)	3.36%A	2.72%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,621	$ 3,043
Portfolio turnover rateG	87% A	20% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period November 5, 2013 (commencement of operations) to April 30, 2014.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended October 31, 2014	Year ended April 30,
	(Unaudited)	2014H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.10	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.170	.132
Net realized and unrealized gain (loss)	(.194)	.091
Total from investment operations	(.024)	.223
Distributions from net investment income	(.168)	(.124)
Redemption fees added to paid in capital E	.002	.001
Net asset value, end of period	$ 9.91	$ 10.10
Total ReturnB, C, D	(.23)%	2.25%
Ratios to Average Net Assets F, I
Expenses before reductions	1.40%A	1.61%A
Expenses net of fee waivers, if any	1.05%A	1.05%A
Expenses net of all reductions	1.05%A	1.05%A
Net investment income (loss)	3.35%A	2.72%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,135	$ 2,946
Portfolio turnover rateG	87% A	20% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period November 5, 2013 (commencement of operations) to April 30, 2014.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended October 31, 2014	Year ended April 30,
	(Unaudited)	2014H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.10	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.131	.096
Net realized and unrealized gain (loss)	(.193)	.090
Total from investment operations	(.062)	.186
Distributions from net investment income	(.130)	(.087)
Redemption fees added to paid in capital E	.002	.001
Net asset value, end of period	$ 9.91	$ 10.10
Total ReturnB, C, D	(.61)%	1.88%
Ratios to Average Net Assets F, I
Expenses before reductions	2.15%A	2.37%A
Expenses net of fee waivers, if any	1.80%A	1.80%A
Expenses net of all reductions	1.80%A	1.80%A
Net investment income (loss)	2.61%A	1.97%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,989	$ 3,114
Portfolio turnover rateG	87% A	20% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period November 5, 2013 (commencement of operations) to April 30, 2014.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Short Duration High Income

	Six months ended October 31, 2014	Year ended April 30,
	(Unaudited)	2014G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.10	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.183	.142
Net realized and unrealized gain (loss)	(.195)	.093
Total from investment operations	(.012)	.235
Distributions from net investment income	(.180)	(.136)
Redemption fees added to paid in capital D	.002	.001
Net asset value, end of period	$ 9.91	$ 10.10
Total ReturnB, C	(.10)%	2.37%
Ratios to Average Net Assets E, H
Expenses before reductions	1.09%A	1.24%A
Expenses net of fee waivers, if any	.80%A	.80%A
Expenses net of all reductions	.80%A	.80%A
Net investment income (loss)	3.61%A	2.96%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 54,764	$ 54,547
Portfolio turnover rateF	87% A	20% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period November 5, 2013 (commencement of operations) to April 30, 2014.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended October 31, 2014	Year ended April 30,
	(Unaudited)	2014G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.10	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.181	.143
Net realized and unrealized gain (loss)	(.193)	.091
Total from investment operations	(.012)	.234
Distributions from net investment income	(.180)	(.135)
Redemption fees added to paid in capital D	.002	.001
Net asset value, end of period	$ 9.91	$ 10.10
Total ReturnB, C	(.10)%	2.37%
Ratios to Average Net Assets E, H
Expenses before reductions	1.14%A	1.34%A
Expenses net of fee waivers, if any	.80%A	.80%A
Expenses net of all reductions	.80%A	.80%A
Net investment income (loss)	3.61%A	2.97%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,504	$ 4,419
Portfolio turnover rateF	87% A	20% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period November 5, 2013 (commencement of operations) to April 30, 2014.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2014 (Unaudited)

1. Organization.

Fidelity® Short Duration High Income Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Short Duration High Income and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and bank loan obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of October 31, 2014, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 323,882
Gross unrealized depreciation	(1,251,820)
Net unrealized appreciation (depreciation) on securities	$ (927,938)

Tax cost	$ 73,171,434

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration	$ (3,119)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale

Semiannual Report

3. Significant Accounting Policies - continued

Restricted Securities - continued

at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $36,344,124 and $30,156,608, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services.

For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 4,974	$ 4,974
Class T	-%	.25%	4,066	4,066
Class C	.75%	.25%	18,197	18,197
			$ 27,237	$ 27,237

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, and Class C redemptions. The deferred sales charges range from 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and ..25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,696
Class T	205
Class C*	128
$ 2,029

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 3,055.15
Class T	2,626.16
Class C	2,911.16
Short Duration High Income	27,335.10

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

	Amount	% of Class-Level Average Net Assets*
Institutional Class	$ 4,526.15
$ 40,453

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $48 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through June 30, 2015. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.05%	$ 6,936
Class T	1.05%	5,747
Class C	1.80%	6,348
Short Duration High Income	.80%	81,002
Institutional Class	.80%	10,564
		$ 110,597

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $35.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended October 31, 2014	Year ended April 30, 2014A
From net investment income
Class A	$ 66,730	$ 32,624
Class T	54,225	33,201
Class C	47,046	24,151
Short Duration High Income	982,545	455,094
Institutional Class	110,548	44,253
Total	$ 1,261,094	$ 589,323

A For the period November 5, 2013 (commencement of operations) to April 30, 2014.

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares	Shares	Dollars	Dollars
	Six months ended October 31, 2014	Year ended April 30, 2014A	Six months ended October 31, 2014	Year ended April 30, 2014A
Class A
Shares sold	189,331	298,414	$ 1,906,294	$ 2,988,334
Reinvestment of distributions	6,509	3,242	65,136	32,613
Shares redeemed	(30,999)	(308)	(310,035)	(3,108)
Net increase (decrease)	164,841	301,348	$ 1,661,395	$ 3,017,839
Class T
Shares sold	65,056	289,499	$ 655,883	$ 2,897,407
Reinvestment of distributions	5,344	3,300	53,549	33,200
Shares redeemed	(45,829)	(1,090)	(458,785)	(11,000)
Net increase (decrease)	24,571	291,709	$ 250,647	$ 2,919,607
Class C
Shares sold	129,613	305,988	$ 1,299,773	$ 3,063,328
Reinvestment of distributions	4,563	2,399	45,697	24,149
Shares redeemed	(40,036)	(23)	(397,822)	(237)
Net increase (decrease)	94,140	308,364	$ 947,648	$ 3,087,240

Semiannual Report

9. Share Transactions - continued

	Shares	Shares	Dollars	Dollars
	Six months ended October 31, 2014	Year ended April 30, 2014A	Six months ended October 31, 2014	Year ended April 30, 2014A
Short Duration High Income
Shares sold	1,892,711	5,525,954	$ 18,978,498	$ 55,472,301
Reinvestment of distributions	89,531	41,070	897,163	413,727
Shares redeemed	(1,858,112)	(165,946)	(18,611,840)	(1,674,509)
Net increase (decrease)	124,130	5,401,078	$ 1,263,821	$ 54,211,519
Institutional Class
Shares sold	345,753	450,882	$ 3,482,150	$ 4,520,932
Reinvestment of distributions	9,849	4,389	98,572	44,172
Shares redeemed	(36,087)	(17,679)	(361,448)	(178,534)
Net increase (decrease)	319,515	437,592	$ 3,219,274	$ 4,386,570

A For the period November 5, 2013 (commencement of operations) to April 30, 2014.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 28% of the total outstanding shares of the Fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Short Duration High Income Fund

In connection with a separate internal corporate reorganization involving Fidelity Management & Research (Japan) Inc. (FMR Japan), the Board approved certain non-material amendments to the fund's subadvisory agreement with FMR Japan to reflect that, after this reorganization, Fidelity Management & Research (Japan) Limited will carry on the business of FMR Japan.  The Board noted that no changes to the portfolio managers or to the foreign research or investment advisory services provided to the fund were expected in connection with the reorganization and that the same personnel and resources will be available to the fund with the new entity.  After considering all of the factors it believed relevant, the Board concluded that the amended sub-advisory agreement should be approved.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments Money Management, Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

(Fidelity Investment logo)(registered trademark)

ASDH-USAN-1214
1.969457.100

Fidelity®

Short Duration High Income

Fund

Semiannual Report

October 31, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2014 to October 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Semiannual Report

Shareholder Expense Example - continued

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense RatioB	Beginning Account Value May 1, 2014	Ending Account Value October 31, 2014	Expenses Paid During Period* May 1, 2014 to October 31, 2014
Class A	1.05%
Actual		$ 1,000.00	$ 997.70	$ 5.29
HypotheticalA		$ 1,000.00	$ 1,019.91	$ 5.35
Class T	1.05%
Actual		$ 1,000.00	$ 997.70	$ 5.29
HypotheticalA		$ 1,000.00	$ 1,019.91	$ 5.35
Class C	1.80%
Actual		$ 1,000.00	$ 993.90	$ 9.05
HypotheticalA		$ 1,000.00	$ 1,016.13	$ 9.15
Short Duration High Income	.80%
Actual		$ 1,000.00	$ 999.00	$ 4.03
HypotheticalA		$ 1,000.00	$ 1,021.17	$ 4.08
Institutional Class	.80%
Actual		$ 1,000.00	$ 999.00	$ 4.03
HypotheticalA		$ 1,000.00	$ 1,021.17	$ 4.08

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Five Holdings as of October 31, 2014
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
CEMEX S.A.B. de CV	3.5	1.5
Numericable Group SA	3.0	1.1
Advanced Micro Devices, Inc.	2.8	2.0
Schaeffler Holding Finance BV	2.8	2.8
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	2.7	3.4
	14.8
Top Five Market Sectors as of October 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
Diversified Financial Services	9.8	11.0
Services	7.1	2.8
Energy	6.6	4.7
Healthcare	6.4	10.4
Air Transportation	6.1	3.9
Quality Diversification (% of fund's net assets)
As of October 31, 2014	As of April 30, 2014
AAA,AA,A 0.9%	AAA,AA,A 1.0%
BBB 6.8%	BBB 8.2%
BB 33.5%	BB 33.0%
B 41.9%	B 49.3%
CCC,CC,C 11.6%	CCC,CC,C 4.8%
Not Rated 0.5%	Not Rated 0.8%
Short-Term Investments and Net Other Assets 4.8%	Short-Term Investments and Net Other Assets 2.9%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Duration as of October 31, 2014
6 months ago
Years	2.5	2.3

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of October 31, 2014 *		As of April 30, 2014 **
	Nonconvertible Bonds 82.7%		Nonconvertible Bonds 85.8%
	Bank Loan Obligations 12.5%		Bank Loan Obligations 11.3%
	Short-Term Investments and Net Other Assets (Liabilities) 4.8%		Short-Term Investments and Net Other Assets (Liabilities) 2.9%
* Foreign investments	30.6%	** Foreign investments	23.9%

Semiannual Report

Investments October 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 82.7%
	Principal Amount	Value
Air Transportation - 5.7%
Air Canada 6.625% 5/15/18 (b)	$ 700,000	$ 719,670
Allegiant Travel Co. 5.5% 7/15/19	220,000	224,950
American Airlines Group, Inc. 5.5% 10/1/19 (b)	340,000	340,850
U.S. Airways Group, Inc. 6.125% 6/1/18	1,705,000	1,760,413
United Continental Holdings, Inc. 6.375% 6/1/18	1,000,000	1,045,000
XPO Logistics, Inc. 7.875% 9/1/19 (b)	115,000	120,463
		4,211,346
Automotive - 4.0%
American Axle & Manufacturing, Inc. 5.125% 2/15/19	660,000	669,900
Ford Motor Credit Co. LLC 2.875% 10/1/18	200,000	204,506
Schaeffler Holding Finance BV:
6.25% 11/15/19 pay-in-kind (b)(c)	200,000	207,000
6.875% 8/15/18 pay-in-kind (b)(c)	1,800,000	1,885,500
		2,966,906
Banks & Thrifts - 2.2%
Bank of America Corp.:
2% 1/11/18	150,000	150,327
6% 9/1/17	250,000	278,808
JPMorgan Chase & Co. 2.35% 1/28/19	200,000	201,375
Ocwen Financial Corp. 6.625% 5/15/19 (b)	775,000	728,500
Regions Bank 7.5% 5/15/18	250,000	293,077
		1,652,087
Broadcasting - 1.6%
Clear Channel Communications, Inc.:
5.5% 12/15/16	425,000	402,688
9% 12/15/19	685,000	692,278
10% 1/15/18	65,000	54,316
Gray Television, Inc. 7.5% 10/1/20	60,000	62,775
		1,212,057
Building Materials - 4.3%
Building Materials Holding Corp. 9% 9/15/18 (b)	95,000	102,363
CEMEX S.A.B. de CV 6.5% 12/10/19 (b)	2,420,000	2,592,403
Headwaters, Inc.:
7.25% 1/15/19	100,000	102,500
7.625% 4/1/19	400,000	418,000
		3,215,266
Cable TV - 3.6%
Cablevision Systems Corp. 7.75% 4/15/18	150,000	167,100
Nonconvertible Bonds - continued
	Principal Amount	Value
Cable TV - continued
Numericable Group SA 4.875% 5/15/19 (b)	$ 2,245,000	$ 2,239,388
Time Warner Cable, Inc. 5.85% 5/1/17	200,000	221,029
		2,627,517
Capital Goods - 0.3%
Roper Industries, Inc. 1.85% 11/15/17	200,000	201,436
Chemicals - 2.0%
LSB Industries, Inc. 7.75% 8/1/19	15,000	16,008
Nufarm Australia Ltd. 6.375% 10/15/19 (b)	500,000	502,500
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19	910,000	962,325
		1,480,833
Containers - 2.6%
Ardagh Finance Holdings SA 8.625% 6/15/19 pay-in-kind (b)(c)	920,000	910,733
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc. 3.2341% 12/15/19 (b)(c)	150,000	146,625
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA 9% 4/15/19	800,000	836,000
		1,893,358
Diversified Financial Services - 9.4%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.75% 5/15/19 (b)	150,000	148,875
5% 10/1/21 (b)	150,000	156,000
Aircastle Ltd.:
4.625% 12/15/18	795,000	806,925
6.25% 12/1/19	665,000	708,225
Citigroup, Inc. 4.45% 1/10/17	200,000	212,903
Discover Financial Services 6.45% 6/12/17	200,000	223,250
Goldman Sachs Group, Inc. 1.3336% 11/15/18 (c)	200,000	202,048
Hyundai Capital America 2.55% 2/6/19 (b)	100,000	100,768
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
3.5% 3/15/17	610,000	606,950
4.875% 3/15/19	1,395,000	1,419,413
ILFC E-Capital Trust I 4.84% 12/21/65 (b)(c)	55,000	51,700
ILFC E-Capital Trust II 6.25% 12/21/65 (b)(c)	45,000	43,538
International Lease Finance Corp.:
3.875% 4/15/18	35,000	35,110
6.25% 5/15/19	175,000	191,406
Morgan Stanley 2.125% 4/25/18	150,000	150,416
Nonconvertible Bonds - continued
	Principal Amount	Value
Diversified Financial Services - continued
NiSource Finance Corp. 5.25% 9/15/17	$ 200,000	$ 220,607
SLM Corp.:
4.875% 6/17/19	825,000	837,375
5.5% 1/15/19	710,000	736,270
8.45% 6/15/18	65,000	74,263
		6,926,042
Electric Utilities - 2.1%
Atlantic Power Corp. 9% 11/15/18	455,000	457,275
DCP Midstream Operating LP 2.5% 12/1/17	100,000	101,952
RJS Power Holdings LLC 5.125% 7/15/19 (b)	995,000	990,025
		1,549,252
Energy - 5.7%
American Energy-Permian Basin LLC/ AEPB Finance Corp.:
6.7413% 8/1/19 (b)(c)	15,000	13,275
7.125% 11/1/20 (b)	50,000	43,250
Basic Energy Services, Inc. 7.75% 2/15/19	1,020,000	994,500
California Resources Corp. 5% 1/15/20 (b)	230,000	233,450
Consolidated Energy Finance SA 6.75% 10/15/19 (b)	260,000	265,200
Dynegy Finance I, Inc./Dynegy Finance II, Inc. 6.75% 11/1/19 (b)	570,000	589,950
Energy Partners Ltd. 8.25% 2/15/18	35,000	33,950
Everest Acquisition LLC/Everest Acquisition Finance, Inc.:
6.875% 5/1/19	130,000	135,200
9.375% 5/1/20	115,000	125,638
Exterran Holdings, Inc. 7.25% 12/1/18	55,000	56,513
Forbes Energy Services Ltd. 9% 6/15/19	445,000	429,425
Offshore Group Investment Ltd. 7.5% 11/1/19	280,000	238,700
Petroleos Mexicanos 3.5% 7/18/18	250,000	258,750
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.125% 11/15/19 (b)	190,000	192,850
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 5.5% 10/15/19 (b)	35,000	35,963
Western Gas Partners LP 2.6% 8/15/18	200,000	202,761
Whiting Petroleum Corp. 5% 3/15/19	320,000	331,200
		4,180,575
Environmental - 0.1%
Tervita Corp. 9.75% 11/1/19 (b)	120,000	103,200
Healthcare - 5.7%
Community Health Systems, Inc. 5.125% 8/15/18	1,115,000	1,159,600
Nonconvertible Bonds - continued
	Principal Amount	Value
Healthcare - continued
DJO Finance LLC/DJO Finance Corp.:
7.75% 4/15/18	$ 500,000	$ 505,000
9.875% 4/15/18	200,000	210,500
HCA Holdings, Inc.:
3.75% 3/15/19	305,000	305,763
4.25% 10/15/19	100,000	101,625
Tenet Healthcare Corp.:
5% 3/1/19 (b)	1,665,000	1,667,081
6.25% 11/1/18	240,000	260,700
		4,210,269
Homebuilders/Real Estate - 4.5%
Brandywine Operating Partnership LP 4.95% 4/15/18	150,000	161,804
D.R. Horton, Inc. 3.75% 3/1/19	230,000	230,288
DDR Corp. 4.75% 4/15/18	150,000	162,160
Essex Portfolio LP 5.5% 3/15/17	250,000	273,590
Lennar Corp. 4.125% 12/1/18	30,000	30,413
Liberty Property LP 6.625% 10/1/17	150,000	169,667
Mack-Cali Realty LP 2.5% 12/15/17	150,000	152,398
Standard Pacific Corp. 8.375% 5/15/18	420,000	486,150
Toll Brothers Finance Corp. 4% 12/31/18	335,000	339,188
Weyerhaeuser Real Estate Co. 4.375% 6/15/19 (b)	420,000	417,900
William Lyon Homes, Inc. 5.75% 4/15/19	890,000	885,550
		3,309,108
Insurance - 0.6%
American International Group, Inc. 5.45% 5/18/17	200,000	219,988
ING U.S., Inc. 2.9% 2/15/18	200,000	205,625
		425,613
Leisure - 0.5%
NCL Corp. Ltd. 5% 2/15/18	340,000	340,000
Metals/Mining - 5.6%
Anglo American Capital PLC 1.1806% 4/15/16 (b)(c)	200,000	200,802
FMG Resources (August 2006) Pty Ltd. 8.25% 11/1/19 (b)	1,145,000	1,187,938
Freeport-McMoRan, Inc. 2.375% 3/15/18	200,000	201,070
Imperial Metals Corp. 7% 3/15/19 (b)	900,000	852,750
Lundin Mining Corp. 7.5% 11/1/20 (b)	145,000	151,163
Peabody Energy Corp. 6% 11/15/18	1,355,000	1,310,963
Rain CII Carbon LLC/CII Carbon Corp. 8% 12/1/18 (b)	265,000	272,950
		4,177,636
Nonconvertible Bonds - continued
	Principal Amount	Value
Paper - 2.1%
Sappi Papier Holding GmbH:
7.75% 7/15/17 (b)	$ 1,275,000	$ 1,370,625
8.375% 6/15/19 (b)	200,000	217,000
		1,587,625
Publishing/Printing - 0.9%
Cenveo Corp. 6% 8/1/19 (b)	170,000	163,625
MHGE Parent LLC / MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (b)(c)	500,000	493,750
		657,375
Services - 6.1%
Abengoa Greenfield SA 6.5% 10/1/19 (b)	400,000	401,000
ADT Corp. 4.125% 4/15/19	1,975,000	1,957,719
APX Group, Inc. 6.375% 12/1/19	200,000	196,500
Bankrate, Inc. 6.125% 8/15/18 (b)	145,000	142,100
Blueline Rent Finance Corp./Volvo 7% 2/1/19 (b)	825,000	868,313
Hertz Corp. 4.25% 4/1/18	460,000	460,000
TransUnion Holding Co., Inc. 8.125% 6/15/18 pay-in-kind (c)	500,000	520,000
		4,545,632
Shipping - 3.4%
Aguila 3 SA 7.875% 1/31/18 (b)	1,550,000	1,553,875
Navios Maritime Holdings, Inc. 8.125% 2/15/19	1,020,000	986,850
		2,540,725
Steel - 0.6%
JMC Steel Group, Inc. 8.25% 3/15/18 (b)	305,000	309,575
Ryerson, Inc./Joseph T Ryerson & Son, Inc.:
9% 10/15/17	35,000	36,838
11.25% 10/15/18	105,000	114,450
		460,863
Super Retail - 1.3%
Best Buy Co., Inc. 5% 8/1/18	65,000	66,950
JC Penney Corp., Inc.:
5.75% 2/15/18	650,000	607,750
8.125% 10/1/19	295,000	283,200
		957,900
Technology - 2.9%
Advanced Micro Devices, Inc. 6.75% 3/1/19	2,235,000	2,112,075
Viasystems, Inc. 7.875% 5/1/19 (b)	50,000	53,000
		2,165,075
Nonconvertible Bonds - continued
	Principal Amount	Value
Telecommunications - 4.9%
Altice Financing SA 7.875% 12/15/19 (b)	$ 500,000	$ 533,125
AT&T, Inc. 1.1484% 11/27/18 (c)	200,000	203,439
Digicel Group Ltd. 8.25% 9/1/17 (b)	150,000	153,563
FairPoint Communications, Inc. 8.75% 8/15/19 (b)	195,000	205,725
Sprint Communications, Inc. 9% 11/15/18 (b)	490,000	576,363
T-Mobile U.S.A., Inc.:
5.25% 9/1/18	315,000	326,813
6.464% 4/28/19	1,275,000	1,329,188
Verizon Communications, Inc. 3.65% 9/14/18	250,000	264,393
		3,592,609
TOTAL NONCONVERTIBLE BONDS (Cost $62,055,267)		61,190,305
Bank Loan Obligations - 12.5%

Aerospace - 0.1%
TransDigm, Inc. Tranche D, term loan 3.75% 6/4/21 (c)	94,763	93,104
Air Transportation - 0.4%
American Airlines, Inc. Tranche B, term loan 4.25% 10/10/21 (c)	285,000	283,575
Automotive - 0.1%
Chrysler Group LLC term loan 3.25% 12/31/18 (c)	59,700	59,103
Broadcasting - 0.7%
Clear Channel Communications, Inc. Tranche D, term loan 6.904% 1/30/19 (c)	545,000	514,344
Building Materials - 0.2%
GYP Holdings III Corp.:
Tranche 1LN, term loan 4.75% 4/1/21 (c)	134,325	131,639
Tranche 2LN, term loan 7.75% 4/1/22 (c)	25,000	24,938
		156,577
Cable TV - 0.7%
Charter Communications Operating LLC Tranche F, term loan 3% 1/3/21 (c)	346,864	336,892
CSC Holdings LLC Tranche B, term loan 2.654% 4/17/20 (c)	88,054	86,187
Numericable LLC:
Tranche B 1LN, term loan 4.5% 5/8/20 (c)	67,019	67,114
Tranche B 2LN, term loan 4.5% 5/8/20 (c)	57,981	58,063
		548,256
Bank Loan Obligations - continued
	Principal Amount	Value
Capital Goods - 0.4%
Husky Injection Molding Systems Ltd.:
Tranche 1LN, term loan 4.25% 6/30/21 (c)	$ 229,125	$ 225,975
Tranche 2LN, term loan 7.25% 6/30/22 (c)	90,000	88,088
		314,063
Containers - 1.0%
Ardagh Holdings U.S.A., Inc. Tranche B, term loan 4% 12/17/19 (c)	255,000	252,769
Berlin Packaging, LLC:
Tranche 2LN, term loan 7.75% 10/1/22 (c)	50,000	49,875
Tranche B 1LN, term loan 4.5% 10/1/21 (c)	160,000	159,000
Signode Packaging Systems, Inc. Tranche B, term loan 4% 5/1/21 (c)	244,889	239,991
		701,635
Diversified Financial Services - 0.4%
IBC Capital U.S. LLC:
Tranche 2LN, term loan 8% 9/9/22 (c)	100,000	99,500
Tranche B 1LN, term loan 4.75% 9/11/21 (c)	25,000	24,875
TransUnion LLC Tranche B, term loan 4% 4/9/21 (c)	169,150	166,931
		291,306
Electric Utilities - 0.6%
Calpine Construction Finance Co. LP Tranche B 1LN, term loan 3% 5/3/20 (c)	265,351	257,059
Exgen Texas Power LLC Tranche B, term loan 5.75% 9/18/21 (c)	130,000	130,000
Southwire LLC, Tranche B, term loan 3.25% 2/10/21 (c)	39,800	38,606
		425,665
Energy - 0.9%
Chief Exploration & Development, LLC. Tranche 2LN, term loan 7.5% 5/16/21 (c)	75,000	72,375
Energy Transfer Equity LP Tranche B, term loan 3.25% 12/2/19 (c)	155,000	151,734
Fieldwood Energy, LLC:
Tranche 2LN, term loan 8.375% 9/30/20 (c)	105,000	101,063
Tranche B 1LN, term loan 3.875% 9/30/18 (c)	9,925	9,677
Moxie Patriot LLC Tranche B, term loan 6.75% 12/19/20 (c)	210,000	212,888
Seadrill Operating LP Tranche B, term loan 4% 2/21/21 (c)	139,000	131,162
		678,899
Bank Loan Obligations - continued
	Principal Amount	Value
Food & Drug Retail - 0.7%
Albertson's LLC Tranche B 3LN, term loan 4% 8/25/19 (c)	$ 445,000	$ 442,775
SUPERVALU, Inc. Tranche B, term loan 4.5% 3/21/19 (c)	99,140	97,281
		540,056
Food/Beverage/Tobacco - 0.1%
Arysta Lifescience SPC LLC Tranche B 2LN, term loan 8.25% 11/30/20 (c)	100,000	100,750
Gaming - 1.4%
Aristocrat International (Pty) Ltd. Tranche B, term loan 4.75% 10/20/21 (c)	240,000	238,500
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20 (c)	98,751	94,061
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (c)	99,750	94,014
Las Vegas Sands LLC Tranche B, term loan 3.25% 12/19/20 (c)	362,511	361,152
Scientific Games Corp. Tranch B 2LN, term loan 6% 10/21/21 (c)	240,000	234,912
		1,022,639
Healthcare - 0.7%
AmSurg Corp. Tranche B, term loan 3.75% 7/16/21 (c)	9,975	9,925
Endo Luxembourg Finance I Comp Tranche B, term loan 3.25% 2/28/21 (c)	69,650	68,736
Grifols, S.A. Tranche B, term loan 3.154% 2/27/21 (c)	218,900	216,164
MPH Acquisition Holdings LLC Tranche B, term loan 4% 3/31/21 (c)	85,091	83,495
Pharmedium Healthcare Corp.:
Tranche 2LN, term loan 7.75% 1/28/22 (c)	60,000	59,850
Tranche B 1LN, term loan 4.25% 1/28/21 (c)	116,400	114,072
		552,242
Leisure - 0.0%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 4.75% 5/30/21 (c)	14,963	14,925
Metals/Mining - 0.3%
Fortescue Metals Group Ltd. Tranche B, term loan 3.75% 6/30/19 (c)	133,650	130,309
Peabody Energy Corp. Tranche B, term loan 4.25% 9/24/20 (c)	99,497	95,766
		226,075
Bank Loan Obligations - continued
	Principal Amount	Value
Publishing/Printing - 0.5%
ARC Document Solutions, Inc. Tranche B, term loan 6.25% 12/20/18 (c)	$ 127,963	$ 127,963
Springer Science+Business Media Deutschland GmbH Tranche B 3LN, term loan 4.75% 8/14/20 (c)	255,000	252,450
		380,413
Restaurants - 0.6%
Dunkin Brands, Inc. Tranche B 4LN, term loan 3.25% 2/7/21 (c)	358,695	349,727
TGI Friday's, Inc.:
Tranche B 1LN, term loan 5.25% 7/15/20 (c)	34,706	34,619
Tranche B 2LN, term loan 9.25% 7/15/21 (c)	35,000	34,475
		418,821
Services - 1.0%
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 4.75% 11/26/20 (c)	69,475	68,867
Cactus Wellhead LLC Tranche B, term loan 7% 7/31/20 (c)	170,000	166,813
Garda World Security Corp.:
term loan 4% 11/8/20 (c)	173,631	169,724
Tranche DD, term loan 4% 11/8/20 (c)	44,417	43,418
Laureate Education, Inc. Tranche B, term loan 5% 6/16/18 (c)	198,978	192,014
Lineage Logistics Holdings, LLC. Tranche B, term loan 4.5% 4/7/21 (c)	69,650	68,170
		709,006
Shipping - 0.1%
YRC Worldwide, Inc. Tranche B, term loan 8.25% 2/13/19 (c)	39,700	38,906
Steel - 0.2%
Atkore International, Inc.:
Tranche 2LN, term loan 7.75% 10/9/21 (c)	45,000	44,213
Tranche B 1LN, term loan 4.5% 4/9/21 (c)	79,800	79,202
		123,415
Super Retail - 0.2%
JC Penney Corp., Inc. Tranche B, term loan:
5% 6/20/19 (c)	9,975	9,751
6% 5/22/18 (c)	169,144	167,241
		176,992
Bank Loan Obligations - continued
	Principal Amount	Value
Technology - 0.8%
DealerTrack Holdings, Inc. Tranche B LN, term loan 3.5% 2/28/21 (c)	$ 114,483	$ 113,052
Dell International LLC Tranche B, term loan 4.5% 4/29/20 (c)	262,673	263,015
Infor U.S., Inc. Tranche B 5LN, term loan 3.75% 6/3/20 (c)	14,600	14,381
NXP BV Tranche D, term loan 3.25% 1/11/20 (c)	54,450	53,837
Sungard Availability Services Capital, Inc. Tranche B, term loan 6% 3/31/19 (c)	203,975	181,538
		625,823
Telecommunications - 0.4%
Level 3 Financing, Inc. Tranche B 5LN, term loan 4.5% 1/31/22 (c)	280,000	281,064
TOTAL BANK LOAN OBLIGATIONS (Cost $9,409,823)		9,277,654
Money Market Funds - 2.4%
	Shares
Fidelity Cash Central Fund, 0.11% (a) (Cost $1,775,537)	1,775,537	1,775,537
TOTAL INVESTMENT PORTFOLIO - 97.6% (Cost $73,240,627)		72,243,496
NET OTHER ASSETS (LIABILITIES) - 2.4%		1,769,762
NET ASSETS - 100%		$ 74,013,258
Legend

(a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $25,256,262 or 34.1% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,538
Other Information

The following is a summary of the inputs used, as of October 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 61,190,305	$ -	$ 61,190,305	$ -
Bank Loan Obligations	9,277,654	-	9,277,654	-
Money Market Funds	1,775,537	1,775,537	-	-
Total Investments in Securities:	$ 72,243,496	$ 1,775,537	$ 70,467,959	$ -
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	69.4%
Luxembourg	5.9%
Mexico	3.9%
Canada	3.7%
France	3.0%
Netherlands	2.9%
Australia	2.8%
Bermuda	2.8%
Austria	2.1%
Marshall Islands	1.5%
Others (Individually Less Than 1%)	2.0%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	October 31, 2014 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $71,465,090)	$ 70,467,959
Fidelity Central Funds (cost $1,775,537)	1,775,537
Total Investments (cost $73,240,627)		$ 72,243,496
Cash		622,351
Receivable for investments sold		1,895,952
Receivable for fund shares sold		153,672
Interest receivable		1,070,520
Distributions receivable from Fidelity Central Funds		317
Prepaid expenses		316
Receivable from investment adviser for expense reductions		41,424
Other receivables		495
Total assets		76,028,543

Liabilities
Payable for investments purchased	$ 1,789,999
Payable for fund shares redeemed	126,940
Distributions payable	15,999
Accrued management fee	33,750
Distribution and service plan fees payable	4,807
Other affiliated payables	8,880
Other payables and accrued expenses	34,910
Total liabilities		2,015,285

Net Assets		$ 74,013,258
Net Assets consist of:
Paid in capital		$ 74,987,462
Undistributed net investment income		25,449
Accumulated undistributed net realized gain (loss) on investments		(2,522)
Net unrealized appreciation (depreciation) on investments		(997,131)
Net Assets		$ 74,013,258

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

October 31, 2014 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($4,620,580 ÷ 466,189 shares)	$ 9.91

Maximum offering price per share (100/96.00 of $9.91)	$ 10.32
Class T: Net Asset Value and redemption price per share ($3,134,855 ÷ 316,280 shares)	$ 9.91

Maximum offering price per share (100/96.00 of $9.91)	$ 10.32
Class C: Net Asset Value and offering price per share ($3,989,492 ÷ 402,504 shares)A	$ 9.91

Short Duration High Income: Net Asset Value, offering price and redemption price per share ($54,764,214 ÷ 5,525,208 shares)	$ 9.91

Institutional Class: Net Asset Value, offering price and redemption price per share ($7,504,117 ÷ 757,107 shares)	$ 9.91

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended October 31, 2014 (Unaudited)

Investment Income
Interest		$ 1,594,830
Income from Fidelity Central Funds		1,538
Total income		1,596,368

Expenses
Management fee	$ 201,683
Transfer agent fees	40,453
Distribution and service plan fees	27,237
Accounting fees and expenses	14,915
Custodian fees and expenses	8,602
Independent trustees' compensation	149
Registration fees	106,894
Audit	27,864
Legal	102
Miscellaneous	48
Total expenses before reductions	427,947
Expense reductions	(110,632)	317,315
Net investment income (loss)		1,279,053
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		698
Change in net unrealized appreciation (depreciation) on investment securities		(1,433,809)
Net gain (loss)		(1,433,111)
Net increase (decrease) in net assets resulting from operations		$ (154,058)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended October 31, 2014 (Unaudited)	For the period November 5, 2013 (commencement of operations) to April 30, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,279,053	$ 597,190
Net realized gain (loss)	698	(3,597)
Change in net unrealized appreciation (depreciation)	(1,433,809)	436,678
Net increase (decrease) in net assets resulting from operations	(154,058)	1,030,271
Distributions to shareholders from net investment income	(1,261,094)	(589,323)
Share transactions - net increase (decrease)	7,342,785	67,622,775
Redemption fees	15,793	6,109
Total increase (decrease) in net assets	5,943,426	68,069,832

Net Assets
Beginning of period	68,069,832	-
End of period (including undistributed net investment income of $25,449 and undistributed net investment income of $7,490, respectively)	$ 74,013,258	$ 68,069,832

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended October 31, 2014	Year ended April 30,
	(Unaudited)	2014 H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.10	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.169	.132
Net realized and unrealized gain (loss)	(.194)	.091
Total from investment operations	(.025)	.223
Distributions from net investment income	(.167)	(.124)
Redemption fees added to paid in capital E	.002	.001
Net asset value, end of period	$ 9.91	$ 10.10
Total ReturnB, C, D	(.23)%	2.25%
Ratios to Average Net Assets F, I
Expenses before reductions	1.40%A	1.61%A
Expenses net of fee waivers, if any	1.05%A	1.05%A
Expenses net of all reductions	1.05%A	1.05%A
Net investment income (loss)	3.36%A	2.72%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,621	$ 3,043
Portfolio turnover rateG	87% A	20% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period November 5, 2013 (commencement of operations) to April 30, 2014.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended October 31, 2014	Year ended April 30,
	(Unaudited)	2014H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.10	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.170	.132
Net realized and unrealized gain (loss)	(.194)	.091
Total from investment operations	(.024)	.223
Distributions from net investment income	(.168)	(.124)
Redemption fees added to paid in capital E	.002	.001
Net asset value, end of period	$ 9.91	$ 10.10
Total ReturnB, C, D	(.23)%	2.25%
Ratios to Average Net Assets F, I
Expenses before reductions	1.40%A	1.61%A
Expenses net of fee waivers, if any	1.05%A	1.05%A
Expenses net of all reductions	1.05%A	1.05%A
Net investment income (loss)	3.35%A	2.72%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,135	$ 2,946
Portfolio turnover rateG	87% A	20% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period November 5, 2013 (commencement of operations) to April 30, 2014.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended October 31, 2014	Year ended April 30,
	(Unaudited)	2014H
Selected Per-Share Data
Net asset value, beginning of period	$ 10.10	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.131	.096
Net realized and unrealized gain (loss)	(.193)	.090
Total from investment operations	(.062)	.186
Distributions from net investment income	(.130)	(.087)
Redemption fees added to paid in capital E	.002	.001
Net asset value, end of period	$ 9.91	$ 10.10
Total ReturnB, C, D	(.61)%	1.88%
Ratios to Average Net Assets F, I
Expenses before reductions	2.15%A	2.37%A
Expenses net of fee waivers, if any	1.80%A	1.80%A
Expenses net of all reductions	1.80%A	1.80%A
Net investment income (loss)	2.61%A	1.97%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,989	$ 3,114
Portfolio turnover rateG	87% A	20% J

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period November 5, 2013 (commencement of operations) to April 30, 2014.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Short Duration High Income

	Six months ended October 31, 2014	Year ended April 30,
	(Unaudited)	2014G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.10	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.183	.142
Net realized and unrealized gain (loss)	(.195)	.093
Total from investment operations	(.012)	.235
Distributions from net investment income	(.180)	(.136)
Redemption fees added to paid in capital D	.002	.001
Net asset value, end of period	$ 9.91	$ 10.10
Total ReturnB, C	(.10)%	2.37%
Ratios to Average Net Assets E, H
Expenses before reductions	1.09%A	1.24%A
Expenses net of fee waivers, if any	.80%A	.80%A
Expenses net of all reductions	.80%A	.80%A
Net investment income (loss)	3.61%A	2.96%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 54,764	$ 54,547
Portfolio turnover rateF	87% A	20% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period November 5, 2013 (commencement of operations) to April 30, 2014.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended October 31, 2014	Year ended April 30,
	(Unaudited)	2014G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.10	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.181	.143
Net realized and unrealized gain (loss)	(.193)	.091
Total from investment operations	(.012)	.234
Distributions from net investment income	(.180)	(.135)
Redemption fees added to paid in capital D	.002	.001
Net asset value, end of period	$ 9.91	$ 10.10
Total ReturnB, C	(.10)%	2.37%
Ratios to Average Net Assets E, H
Expenses before reductions	1.14%A	1.34%A
Expenses net of fee waivers, if any	.80%A	.80%A
Expenses net of all reductions	.80%A	.80%A
Net investment income (loss)	3.61%A	2.97%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 7,504	$ 4,419
Portfolio turnover rateF	87% A	20% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period November 5, 2013 (commencement of operations) to April 30, 2014.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2014 (Unaudited)

1. Organization.

Fidelity® Short Duration High Income Fund (the Fund) is a fund of Fidelity Summer Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Short Duration High Income and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and bank loan obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of October 31, 2014, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to wash sales.
The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 323,882
Gross unrealized depreciation	(1,251,820)
Net unrealized appreciation (depreciation) on securities	$ (927,938)

Tax cost	$ 73,171,434

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration	$ (3,119)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale

Semiannual Report

3. Significant Accounting Policies - continued

Restricted Securities - continued

at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $36,344,124 and $30,156,608, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .56% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees - continued

annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services.

For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 4,974	$ 4,974
Class T	-%	.25%	4,066	4,066
Class C	.75%	.25%	18,197	18,197
			$ 27,237	$ 27,237

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, and Class C redemptions. The deferred sales charges range from 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and ..25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,696
Class T	205
Class C*	128
$ 2,029

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 3,055.15
Class T	2,626.16
Class C	2,911.16
Short Duration High Income	27,335.10

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

	Amount	% of Class-Level Average Net Assets*
Institutional Class	$ 4,526.15
$ 40,453

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $48 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

The investment adviser contractually agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through June 30, 2015. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement
Class A	1.05%	$ 6,936
Class T	1.05%	5,747
Class C	1.80%	6,348
Short Duration High Income	.80%	81,002
Institutional Class	.80%	10,564
		$ 110,597

In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $35.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended October 31, 2014	Year ended April 30, 2014A
From net investment income
Class A	$ 66,730	$ 32,624
Class T	54,225	33,201
Class C	47,046	24,151
Short Duration High Income	982,545	455,094
Institutional Class	110,548	44,253
Total	$ 1,261,094	$ 589,323

A For the period November 5, 2013 (commencement of operations) to April 30, 2014.

9. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares	Shares	Dollars	Dollars
	Six months ended October 31, 2014	Year ended April 30, 2014A	Six months ended October 31, 2014	Year ended April 30, 2014A
Class A
Shares sold	189,331	298,414	$ 1,906,294	$ 2,988,334
Reinvestment of distributions	6,509	3,242	65,136	32,613
Shares redeemed	(30,999)	(308)	(310,035)	(3,108)
Net increase (decrease)	164,841	301,348	$ 1,661,395	$ 3,017,839
Class T
Shares sold	65,056	289,499	$ 655,883	$ 2,897,407
Reinvestment of distributions	5,344	3,300	53,549	33,200
Shares redeemed	(45,829)	(1,090)	(458,785)	(11,000)
Net increase (decrease)	24,571	291,709	$ 250,647	$ 2,919,607
Class C
Shares sold	129,613	305,988	$ 1,299,773	$ 3,063,328
Reinvestment of distributions	4,563	2,399	45,697	24,149
Shares redeemed	(40,036)	(23)	(397,822)	(237)
Net increase (decrease)	94,140	308,364	$ 947,648	$ 3,087,240

Semiannual Report

9. Share Transactions - continued

	Shares	Shares	Dollars	Dollars
	Six months ended October 31, 2014	Year ended April 30, 2014A	Six months ended October 31, 2014	Year ended April 30, 2014A
Short Duration High Income
Shares sold	1,892,711	5,525,954	$ 18,978,498	$ 55,472,301
Reinvestment of distributions	89,531	41,070	897,163	413,727
Shares redeemed	(1,858,112)	(165,946)	(18,611,840)	(1,674,509)
Net increase (decrease)	124,130	5,401,078	$ 1,263,821	$ 54,211,519
Institutional Class
Shares sold	345,753	450,882	$ 3,482,150	$ 4,520,932
Reinvestment of distributions	9,849	4,389	98,572	44,172
Shares redeemed	(36,087)	(17,679)	(361,448)	(178,534)
Net increase (decrease)	319,515	437,592	$ 3,219,274	$ 4,386,570

A For the period November 5, 2013 (commencement of operations) to April 30, 2014.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 28% of the total outstanding shares of the Fund.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Short Duration High Income Fund

In connection with a separate internal corporate reorganization involving Fidelity Management & Research (Japan) Inc. (FMR Japan), the Board approved certain non-material amendments to the fund's subadvisory agreement with FMR Japan to reflect that, after this reorganization, Fidelity Management & Research (Japan) Limited will carry on the business of FMR Japan.  The Board noted that no changes to the portfolio managers or to the foreign research or investment advisory services provided to the fund were expected in connection with the reorganization and that the same personnel and resources will be available to the fund with the new entity.  After considering all of the factors it believed relevant, the Board concluded that the amended sub-advisory agreement should be approved.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments Money Management, Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

SDH-USAN-1214
1.969436.100

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Summer Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Summer Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Summer Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	December 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	December 29, 2014
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	December 29, 2014